UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                        101 Federal St. Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

   REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

[BACKGROUND GRAPHIC OMITTED]

[SEI INVESTMENTS LOGO OMITTED]

                             Semi-Annual Report as of March 31, 2005 (Unaudited)

                                                 SEI Institutional Managed Trust

                                                      Tax-Managed Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                      Tax-Managed Small Cap Fund

                                                            Small Cap Value Fund

                                                           Small Cap Growth Fund

                                                                    Mid-Cap Fund

                                                         Managed Volatility Fund

                                                                Real Estate Fund

                                                          Core Fixed Income Fund

                                                            High Yield Bond Fund

TABLE OF CONTENTS

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Statements of Net Assets/Schedule of Investments                               1
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Statements of Assets and Liabilities                                          93
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Statements of Operations                                                      94
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Statements of Changes in Net Assets                                           96
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Financial Highlights                                                         100
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Notes to Financial Statements                                                102
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Disclosure of Fund Expenses                                                  111
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Board of Trustees Considerations in Approving
  the Advisory and Sub-Advisory Agreements                                   113
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Shareholder Voting Results                                                   115
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The Trust's Form N-Q is available on the Commission's web site at
http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2005
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

26.0% Financials
13.3% Consumer Discretionary
12.7% Information Technology
 9.4% Health Care
 9.1% Industrials
 7.7% Energy
 7.5% Consumer Staples
 4.4% Short-Term Investments
 2.6% Materials
 2.6% Utilities
 2.5% Telecommunication Services
 2.2% Asset-Backed Securities

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.9%

CONSUMER DISCRETIONARY -- 15.1%
  Abercrombie & Fitch, Cl A                               22,100    $     1,265
  Amazon.Com (B)*                                          7,700            264
  American Eagle Outfitters                               58,400          1,726
  Autoliv                                                 89,600          4,269
  Autonation (B)*                                         62,300          1,180
  Autozone (B)*                                            3,200            274
  Barnes & Noble (B)*                                     22,100            762
  Bed Bath & Beyond*                                     124,600          4,553
  Belo, Cl A                                               1,100             27
  Best Buy (B)                                            10,250            554
  Big Lots*                                                6,400             77
  Black & Decker                                           8,300            656
  BorgWarner                                              10,700            521
  Brinker International*                                   3,100            112
  Brunswick                                                2,700            126
  Cablevision Systems, Cl A (B)*                          19,800            555
  Caesars Entertainment*                                   4,100             81
  Carmax*                                                  4,080            129
  Carnival (B)                                            70,940          3,675
  CBRL Group                                               5,000            207
  CEC Entertainment*                                       3,000            110
  Centex                                                  15,300            876
  Cheesecake Factory (B)*                                  2,250             80
  Clear Channel Communications (B)                       189,920          6,547
  Coach*                                                   3,600            204
  Comcast, Cl A (B)*                                     217,583          7,350
  Comcast, Special Cl A (B)*                              66,000          2,204
  Cumulus Media, Cl A*                                     4,800             68
  Dana                                                   116,400          1,489
  Darden Restaurants                                      81,800          2,510
  Delphi (B)                                             100,400            450
  Dillard's, Cl A                                         24,800            667
  DIRECTV Group*                                          29,965            432
  Dollar General                                           6,800            149
  Dollar Tree Stores*                                      6,300            181

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Dow Jones                                                1,097    $        41
  DR Horton (B)                                          119,700          3,500
  Eagle Materials                                            387             30
  Eastman Kodak (B)                                       52,700          1,715
  eBay*                                                  633,368         23,599
  EchoStar Communications, Cl A (B)*                      51,090          1,494
  Family Dollar Stores                                    78,520          2,384
  Federated Department Stores (B)                         72,000          4,582
  Foot Locker                                             10,700            314
  Ford Motor                                             313,300          3,550
  Fortune Brands                                           7,500            605
  Furniture Brands International                           1,800             39
  GameStop, Cl A (B)*                                      2,900             64
  GameStop, Cl B*                                          9,389            209
  Gannett                                                 38,550          3,049
  Gap (B)                                                 25,900            566
  General Motors (B)                                      68,500          2,013
  Gentex (B)                                               4,500            144
  Genuine Parts                                            9,900            431
  Goodyear Tire & Rubber (B)*                             58,400            780
  Harley-Davidson                                         17,200            993
  Harrah's Entertainment (B)                              58,260          3,762
  Hasbro                                                  46,600            953
  Hearst-Argyle Television                                 1,400             36
  Hilton Hotels                                           16,500            369
  Home Depot                                             282,300         10,795
  IAC/InterActive (B)*                                    13,740            306
  International Game Technology                          272,400          7,262
  Interpublic Group (B)*                                  41,600            511
  JC Penney                                               27,200          1,412
  Johnson Controls                                        26,000          1,450
  Jones Apparel Group                                     20,800            697
  KB Home (B)                                             17,600          2,067
  Knight-Ridder                                            2,400            161
  Kohl's*                                                208,100         10,744
  Lamar Advertising, Cl A*                                39,400          1,587
  Lear                                                     1,400             62
  Leggett & Platt                                          9,500            274
  Lennar, Cl A (B)                                        20,200          1,145
  Lennar, Cl B                                               520             27
  Liberty Media International, Cl A (B)*                 204,780          8,957
  Liberty Media, Cl A*                                   215,350          2,233
  Limited Brands (B)                                     136,300          3,312
  Liz Claiborne                                            3,400            136
  Lowe's (B)                                             241,900         13,810
  Marriott International, Cl A                           197,788         13,224
  Mattel                                                  79,400          1,695
  May Department Stores                                   20,200            748
  Maytag (B)                                              33,400            467
  McClatchy, Cl A                                          1,900            141
  McDonald's                                             513,000         15,975
  McGraw-Hill                                             81,290          7,093
  Metro-Goldwyn-Mayer                                     11,200            134
  MGM Mirage*                                             94,000          6,657


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005          1

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Mohawk Industries*                                       1,900    $       160
  MSC Industrial Direct, Cl A                              4,000            122
  Neiman-Marcus Group, Cl A                                1,800            165
  New York Times, Cl A (B)                                 3,200            117
  Newell Rubbermaid                                        3,800             83
  News, Cl A*                                             18,360            311
  Nike, Cl B (B)                                          26,200          2,183
  Nordstrom                                               21,600          1,196
  NVR*                                                     1,200            942
  O'Reilly Automotive (B)*                                 1,800             89
  Office Depot*                                           18,100            401
  OfficeMax                                               20,600            690
  Omnicom Group (B)                                       60,000          5,311
  Outback Steakhouse                                       2,800            128
  Petsmart                                                 3,400             98
  Polaris Industries (B)                                  16,900          1,187
  Pulte Homes (B)                                         10,000            736
  Radio One, Cl D*                                         9,300            137
  RadioShack                                               3,100             76
  Reebok International                                     2,100             93
  Ross Stores                                              5,200            152
  Ruby Tuesday (B)                                         2,600             63
  Ryland Group                                            13,500            837
  Saks                                                    29,950            541
  Sears Holdings*                                          5,382            717
  Sherwin-Williams                                        62,700          2,758
  Sirius Satellite Radio (B)*                             27,614            155
  Snap-On                                                  3,900            124
  Standard-Pacific                                        10,200            736
  Stanley Works                                           48,200          2,182
  Staples                                                320,700         10,080
  Starbucks*                                              25,000          1,292
  Starwood Hotels & Resorts Worldwide                     33,860          2,033
  Target (B)                                             179,720          8,990
  Tiffany                                                  2,600             90
  Time Warner (B)*                                       896,979         15,742
  TJX (B)                                                 24,000            591
  Toll Brothers*                                          11,400            899
  Toys "R" Us*                                            15,900            410
  Tribune                                                  5,700            227
  Univision Communications, Cl A (B)*                    166,410          4,608
  Valassis Communications (B)*                            44,840          1,568
  VF                                                      48,700          2,880
  Viacom, Cl B                                           249,424          8,687
  Walt Disney (B)                                        322,574          9,268
  Washington Post, Cl B                                      200            179
  Wendy's International                                   18,600            726
  Westwood One*                                            2,400             49
  Whirlpool                                               25,500          1,727
  Williams-Sonoma (B)*                                     4,000            147
  Wynn Resorts (B)*                                        2,200            149
  XM Satellite Radio Holdings, Cl A (B)*                 240,300          7,569
  Yum! Brands                                              9,600            497
                                                                    -----------
                                                                        313,532
                                                                    -----------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.6%
  Albertson's (B)                                         51,000    $     1,053
  Altria Group                                           306,600         20,049
  Anheuser-Busch (B)                                      32,200          1,526
  Archer-Daniels-Midland                                 205,257          5,045
  Avon Products (B)                                      113,860          4,889
  BJ's Wholesale Club*                                    30,600            950
  Brown-Forman, Cl B                                       2,400            131
  Campbell Soup (B)                                       11,300            328
  Clorox                                                   7,900            498
  Coca-Cola                                               74,205          3,092
  Coca-Cola Enterprises                                    9,500            195
  Colgate-Palmolive                                       90,604          4,727
  ConAgra Foods                                           80,300          2,170
  Constellation Brands, Cl A*                              3,000            159
  Costco Wholesale (B)                                    87,400          3,861
  CVS                                                     14,900            784
  Dean Foods*                                             19,521            670
  Energizer Holdings (B)*                                 56,800          3,397
  Estee Lauder, Cl A                                      42,200          1,898
  General Mills (B)                                       55,300          2,718
  Gillette                                               368,207         18,587
  Hershey Foods (B)                                       22,600          1,366
  HJ Heinz                                                 3,500            129
  Hormel Foods (B)                                         4,000            124
  Kellogg                                                 12,500            541
  Kimberly-Clark                                          75,300          4,950
  Kraft Foods, Cl A                                        6,700            221
  Kroger (B)*                                            163,900          2,627
  Loews--Carolina Group                                   17,100            566
  McCormick                                                4,200            145
  Molson Coors Brewing, Cl B                              10,900            841
  NBTY*                                                    2,000             50
  Pepsi Bottling Group                                    69,400          1,933
  PepsiAmericas                                           38,200            866
  PepsiCo                                                288,359         15,292
  Procter & Gamble (B)                                   338,876         17,960
  Reynolds American (B)                                   41,700          3,361
  Safeway (B)*                                            90,134          1,670
  Sara Lee                                                97,100          2,152
  Smithfield Foods*                                        2,700             85
  Supervalu                                               93,200          3,108
  Sysco (B)                                               26,900            963
  Tyson Foods, Cl A                                       97,545          1,627
  UST (B)                                                 30,400          1,572
  Wal-Mart Stores                                        490,300         24,569
  Walgreen (B)                                           233,900         10,390
  Whole Foods Market (B)                                   2,500            255
  Wm. Wrigley Jr.                                         56,800          3,724
                                                                    -----------
                                                                        177,814
                                                                    -----------


--------------------------------------------------------------------------------
2          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

ENERGY -- 8.8%
  Amerada Hess                                            22,900    $     2,203
  Anadarko Petroleum                                      39,000          2,968
  Apache                                                  10,342            633
  Ashland                                                 17,700          1,194
  Baker Hughes (B)                                         4,500            200
  BJ Services (B)                                          3,100            161
  Burlington Resources                                    73,000          3,655
  ChevronTexaco                                          454,262         26,488
  Cimarex Energy (B)*                                      2,285             89
  ConocoPhillips                                         284,365         30,666
  Cross Timbers Royalty Trust*                               105              4
  Devon Energy                                            46,690          2,229
  El Paso                                                147,400          1,559
  ENSCO International                                      6,000            226
  Exxon Mobil                                          1,265,082         75,399
  Forest Oil*                                              2,300             93
  Grant Prideco*                                           9,100            220
  Halliburton                                             28,500          1,233
  Helmerich & Payne (B)                                    4,300            171
  Kerr-McGee (B)                                           6,500            509
  Kinder Morgan (B)                                        4,500            341
  Marathon Oil                                            66,700          3,130
  Murphy Oil                                               7,800            770
  Nabors Industries*                                       7,900            467
  National-Oilwell (B)*                                   10,430            487
  Newfield Exploration*                                    5,100            379
  Noble Energy (B)                                         5,500            374
  Occidental Petroleum (B)                                71,700          5,103
  Patterson-UTI Energy                                    14,000            350
  PetroKazakhstan, Cl A                                   22,400            900
  Pioneer Natural Resources                                9,900            423
  Pogo Producing                                           6,900            340
  Premcor*                                                 1,800            107
  Rowan (B)*                                              11,200            335
  Schlumberger                                           110,251          7,770
  Smith International*                                     7,200            452
  Sunoco                                                  25,300          2,619
  Tidewater                                                1,900             74
  Unit*                                                    9,600            434
  Unocal                                                  44,800          2,764
  Valero Energy                                           48,148          3,528
  Western Gas Resources                                   19,000            655
  Williams                                                10,500            197
  XTO Energy                                              23,776            781
                                                                    -----------
                                                                        182,680
                                                                    -----------

FINANCIALS -- 21.3%
  21st Century Insurance Group                             9,000            126
  A.G. Edwards (B)                                        43,600          1,953
  ACE                                                     14,200            586
  Affiliated Managers Group (B)*                           1,350             84
  Aflac                                                   19,300            719

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Allmerica Financial*                                    15,400    $       554
  Allstate                                               130,700          7,066
  AMB Property+                                            3,400            129
  AMBAC Financial Group                                    3,900            292
  American Express                                       139,000          7,140
  American International Group                           423,179         23,448
  AmeriCredit*                                             5,700            134
  Ameritrade Holding*                                      8,700             89
  AmerUs Group (B)                                         1,200             57
  AmSouth Bancorp (B)                                     66,600          1,728
  Annaly Mortgage Management+ (B)                          4,300             81
  AON (B)                                                 13,100            299
  Archstone-Smith Trust+                                  35,100          1,197
  Arden Realty+                                            1,400             47
  Arthur J Gallagher                                       1,900             55
  Astoria Financial (B)                                   88,200          2,232
  Axis Capital Holdings                                   52,750          1,426
  Bank of America                                        831,794         36,682
  Bank of Hawaii                                          19,500            883
  Bank of New York                                        28,800            837
  BB&T (B)                                                35,400          1,383
  Bear Stearns (B)                                        41,900          4,186
  Boston Properties+                                       3,200            193
  Capital One Financial (B)                                7,600            568
  CarrAmerica Realty+                                      3,400            107
  Catellus Development+                                    2,941             78
  CBL & Associates Properties+                             9,700            694
  Charles Schwab (B)                                   1,039,825         10,929
  Chicago Mercantile Exchange
    Holdings                                              33,200          6,442
  Chubb (B)                                               47,800          3,789
  Cincinnati Financial                                    24,195          1,055
  CIT Group                                               21,500            817
  Citigroup                                              896,562         40,292
  Citizens Banking                                         1,800             53
  Comerica                                                65,600          3,613
  Commerce Bancorp (B)                                    29,200            948
  Commerce Group                                          15,000            930
  Compass Bancshares (B)                                   4,000            182
  Countrywide Financial                                   89,098          2,892
  Crescent Real Estate Equity+                             2,000             33
  Doral Financial                                          1,950             43
  Duke Realty+                                            11,100            331
  E*Trade Financial*                                      99,500          1,194
  Endurance Specialty Holdings                            16,100            609
  Equity Office Properties Trust+ (B)                    101,500          3,058
  Equity Residential+                                     50,800          1,636
  Erie Indemnity, Cl A                                     7,000            365
  Fannie Mae                                             104,220          5,675
  Fidelity National Financial                             46,233          1,523
  First American                                          45,600          1,502
  First Horizon National (B)                              54,300          2,215
  FirstMerit                                               5,200            139
  Franklin Resources                                      94,000          6,453


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005          3

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Freddie Mac                                            139,120    $     8,792
  Fremont General                                         29,300            644
  Friedman Billings Ramsey Group,
    Cl A+                                                 82,300          1,306
  General Growth Properties+ (B)                          49,400          1,685
  Genworth Financial, Cl A*                               19,600            539
  Golden West Financial (B)                               36,200          2,190
  Goldman Sachs Group (B)                                201,700         22,185
  Greater Bay Bancorp                                      3,700             90
  Hartford Financial Services Group (B)                   52,900          3,627
  HCC Insurance Holdings                                   2,000             72
  Hibernia, Cl A                                          38,300          1,226
  Highwoods Properties+                                    1,500             40
  Host Marriott+                                          19,800            328
  Huntington Bancshares                                   89,600          2,141
  Independence Community Bank                             29,000          1,131
  IndyMac Bancorp                                         36,100          1,227
  Instinet Group*                                          7,900             46
  Investment Technology Group*                             2,400             42
  iStar Financial+                                         5,400            222
  Janus Capital Group (B)                                 21,900            306
  Jefferson-Pilot                                         41,800          2,050
  JPMorgan Chase                                         575,896         19,926
  Keycorp (B)                                            185,400          6,016
  Kimco Realty+                                            1,600             86
  Legg Mason                                              56,900          4,446
  Lehman Brothers Holdings (B)                           105,269          9,912
  Leucadia National (B)                                   14,700            505
  Liberty Property Trust+ (B)                              3,300            129
  Lincoln National                                       115,800          5,227
  Loews                                                   32,200          2,368
  M&T Bank                                                 3,500            357
  Macerich+                                                1,300             69
  Mack-Cali Realty+                                        4,800            203
  Manulife Financial                                       9,245            443
  Marsh & McLennan (B)                                     8,907            271
  Marshall & Ilsley                                       29,600          1,236
  MBIA                                                    44,200          2,311
  MBNA                                                   377,680          9,272
  Mellon Financial                                        25,100            716
  Mercantile Bankshares                                    1,300             66
  Mercury General (B)                                     15,700            868
  Merrill Lynch                                          137,300          7,771
  Metlife                                                197,600          7,726
  MGIC Investment                                          5,400            333
  Mills+ (B)                                              16,100            852
  MoneyGram International*                                 3,400             64
  Moody's (B)                                            142,640         11,534
  Morgan Stanley                                         130,500          7,471
  National City (B)                                      235,300          7,883
  Nationwide Financial Services, Cl A                     25,400            912
  New York Community Bancorp (B)                           4,474             81
  North Fork Bancorporation                               54,528          1,513
  Northern Trust                                           5,700            248

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Nuveen Investments, Cl A                                 2,400    $        82
  Old Republic International                              34,350            800
  Peoples Bank                                             3,000            123
  Phoenix (B)                                             22,400            286
  Piper Jaffray*                                             732             27
  Plum Creek Timber+ (B)                                   7,800            279
  PMI Group                                               19,900            756
  PNC Financial Services Group                            73,200          3,768
  Popular                                                 80,500          1,958
  Principal Financial Group                               65,100          2,506
  Progressive                                              7,800            716
  Prologis+                                               12,100            449
  Protective Life                                          4,000            157
  Providian Financial (B)*                                78,100          1,340
  Prudential Financial                                    50,400          2,893
  Public Storage+                                          4,100            233
  Radian Group                                            32,300          1,542
  Raymond James Financial                                  2,700             82
  Regency Centers+                                         1,700             81
  Regions Financial (B)                                  104,080          3,372
  Safeco                                                  22,700          1,106
  Silicon Valley Bancshares (B)*                           3,100            137
  Simon Property Group+                                    7,100            430
  SLM (B)                                                 21,900          1,092
  Sovereign Bancorp                                       15,600            346
  St. Joe (B)                                             20,400          1,373
  St. Paul Travelers                                      72,207          2,652
  Stancorp Financial Group (B)                            11,200            950
  State Street                                            30,700          1,342
  SunTrust Banks                                          97,300          7,012
  Synovus Financial                                        1,800             50
  T Rowe Price Group                                       5,000            297
  TCF Financial                                            4,400            119
  TD Banknorth                                             2,254             70
  Torchmark                                                4,900            256
  Toronto-Dominion Bank                                    1,081             45
  UnionBanCal                                             14,200            870
  Unitrin                                                  1,100             50
  UnumProvident (B)                                       52,200            888
  US Bancorp                                             316,261          9,115
  Vornado Realty Trust+                                    3,000            208
  Wachovia (B)                                           393,592         20,038
  Waddell & Reed Financial, Cl A                           7,800            154
  Washington Mutual (B)                                  137,568          5,434
  Webster Financial                                       17,500            795
  Weingarten Realty Investors+                             1,400             48
  Wells Fargo                                            201,500         12,050
  Whitney Holding                                          1,600             71
  Willis Group Holdings                                   32,200          1,187
  XL Capital, Cl A                                         4,700            340
  Zions Bancorporation (B)                                 1,600            110
                                                                    -----------
                                                                        442,560
                                                                    -----------


--------------------------------------------------------------------------------
4          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

HEALTH CARE -- 10.7%
  Abbott Laboratories                                     56,600    $     2,639
  Accredo Health*                                          1,777             79
  Advanced Medical Optics (B)*                             2,444             88
  Aetna                                                   31,400          2,353
  Affymetrix (B)*                                          3,200            137
  Alcon                                                    3,800            339
  Allergan (B)                                           128,300          8,913
  American Pharmaceutical
    Partners (B)*                                          1,800             93
  AmerisourceBergen                                       40,738          2,334
  Amgen*                                                 316,369         18,416
  Applera--Applied Biosystems Group                       78,800          1,555
  Barr Pharmaceuticals*                                    3,300            161
  Bausch & Lomb                                           16,900          1,239
  Baxter International                                    22,100            751
  Beckman Coulter                                          1,200             80
  Becton Dickinson                                        29,100          1,700
  Biogen Idec (B)*                                         9,340            322
  Biomet                                                  10,050            365
  Boston Scientific*                                     201,300          5,896
  Bristol-Myers Squibb                                   219,000          5,576
  C.R. Bard                                                3,800            259
  Cardinal Health                                         32,930          1,837
  Caremark Rx*                                           228,044          9,072
  Celgene (B)*                                             4,000            136
  Cigna                                                   35,700          3,188
  Cooper                                                     700             51
  Coventry Health Care*                                    1,500            102
  Cytyc*                                                   6,000            138
  DaVita (B)*                                              4,650            195
  Dentsply International                                     900             49
  Eli Lilly (B)                                          159,493          8,310
  Eon Labs*                                                1,777             54
  Express Scripts*                                         1,500            131
  Fisher Scientific International (B)*                     2,000            114
  Forest Laboratories*                                    13,600            502
  Genentech (B)*                                         364,200         20,617
  Genzyme (B)*                                            54,100          3,097
  Gilead Sciences*                                        15,000            537
  Guidant                                                 13,700          1,012
  HCA (B)                                                 18,100            970
  Health Management Associates,
    Cl A (B)                                              82,800          2,168
  Health Net*                                              3,200            105
  Hospira*                                                 4,710            152
  Humana (B)*                                             35,100          1,121
  ICOS*                                                    2,300             52
  ImClone Systems*                                         1,100             38
  IMS Health                                               3,944             96
  Inamed*                                                  1,300             91
  Invitrogen (B)*                                         16,400          1,135
  Johnson & Johnson                                      251,787         16,910

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Laboratory of America Holdings (B)*                      5,300    $       255
  Lincare Holdings*                                        3,500            155
  Manor Care                                               3,700            135
  McKesson                                                 6,452            244
  Medco Health Solutions*                                 60,924          3,020
  Medicis Pharmaceutical, Cl A                             2,000             60
  Medimmune*                                              12,500            298
  Medtronic                                              491,903         25,062
  Merck                                                  246,500          7,979
  Mettler Toledo International*                            2,300            109
  Millipore*                                               1,400             61
  Mylan Laboratories (B)                                  19,800            351
  Omnicare (B)                                             2,544             90
  Patterson (B)*                                           5,000            250
  PerkinElmer                                            121,900          2,515
  Pfizer                                                 486,730         12,786
  Pharmaceutical Product
    Development*                                           4,300            208
  Quest Diagnostics                                        2,400            252
  Renal Care Group*                                        4,350            165
  Schering-Plough                                         52,462            952
  Sepracor (B)*                                            1,700             98
  St. Jude Medical*                                       30,600          1,102
  Steris*                                                  5,400            136
  Stryker                                                 53,530          2,388
  Thermo Electron*                                         7,000            177
  UnitedHealth Group                                      35,946          3,428
  Universal Health Services, Cl B                          1,600             84
  Valeant Pharmaceuticals (B)                             12,000            270
  Varian Medical Systems (B)*                              1,600             55
  Waters*                                                  5,800            208
  Watson Pharmaceuticals*                                 10,600            326
  WellPoint*                                             118,574         14,863
  Wyeth                                                  183,072          7,722
  Zimmer Holdings*                                       141,890         11,040
                                                                    -----------
                                                                        222,119
                                                                    -----------

INDUSTRIALS -- 10.2%
  3M                                                     108,630          9,308
  AGCO (B)*                                                1,800             33
  Allied Waste Industries (B)*                            13,709            100
  American Power Conversion                                7,400            193
  American Standard*                                       7,200            335
  AMN Healthcare Services*                                 7,200            115
  Apollo Group, Cl A (B)*                                 44,250          3,277
  Avery Dennison (B)                                       2,400            149
  Boeing                                                  42,203          2,467
  Brink's                                                  1,300             45
  Burlington Northern Santa Fe                           149,900          8,084
  C.H. Robinson Worldwide                                  3,200            165
  Career Education (B)*                                    4,727            162
  Caterpillar                                             51,318          4,692
  Cavco Industries*                                          260              6


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005          5

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Cendant                                                423,390    $     8,696
  ChoicePoint (B)*                                         2,600            104
  Cintas                                                 124,200          5,131
  Continental Airlines, Cl B (B)*                          4,900             59
  Crane                                                   20,000            576
  CSX                                                     25,200          1,050
  Cummins (B)                                             13,100            922
  Danaher (B)                                             10,200            545
  Deere                                                   25,600          1,718
  Deluxe                                                  27,900          1,112
  DeVry*                                                   2,042             39
  Dover                                                    6,100            230
  Dun & Bradstreet*                                        1,600             98
  Eagle Materials                                            115              9
  Eaton                                                   50,400          3,296
  Education Management*                                    1,400             39
  Emerson Electric                                        30,400          1,974
  Equifax                                                  7,600            233
  Expeditors International Washington (B)                153,400          8,215
  Fastenal (B)                                            65,300          3,612
  FedEx (B)                                               13,400          1,259
  Flowserve*                                              12,000            310
  Fluor                                                    1,500             83
  GATX                                                     3,200            106
  General Dynamics                                        35,000          3,747
  General Electric (B)                                 1,684,109         60,729
  Goodrich                                                27,000          1,034
  Graco                                                   30,100          1,215
  H&R Block                                                6,800            344
  Harsco                                                   2,300            137
  Herman Miller                                            1,900             57
  HNI                                                     24,100          1,083
  Honeywell International                                 88,200          3,282
  Hubbell, Cl B                                           11,800            603
  Hudson Highland Group*                                   1,500             26
  IKON Office Solutions                                    5,300             52
  Illinois Tool Works                                     48,800          4,369
  Iron Mountain*                                           6,300            182
  ITT Educational Services (B)*                            1,200             58
  ITT Industries                                           4,000            361
  Jacobs Engineering Group*                                1,040             54
  JetBlue Airways (B)*                                     6,600            126
  L-3 Communications Holdings                             34,700          2,464
  Lafarge North America (B)                                3,100            181
  Lockheed Martin                                         53,700          3,279
  Manpower                                                 2,200             96
  Masco                                                  133,600          4,632
  Monster Worldwide (B)*                                  10,000            280
  Navistar International (B)*                             21,900            797
  Norfolk Southern                                        90,400          3,349
  Northrop Grumman                                        94,534          5,103
  Northwest Airlines (B)*                                 26,000            174
  Paccar                                                  21,875          1,584
  Pall                                                     9,500            258

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Parker Hannifin                                          7,800    $       475
  Pentair                                                  4,800            187
  PHH*                                                     4,515             99
  Pitney Bowes                                             8,900            402
  Raytheon                                                65,200          2,523
  Republic Services                                        6,400            214
  Robert Half International                                5,800            156
  Rockwell Automation                                      6,000            340
  Rockwell Collins                                         7,900            376
  RR Donnelley & Sons                                     28,700            907
  Ryder System                                            19,800            826
  ServiceMaster                                           14,400            194
  Shaw Group*                                              3,100             68
  Skywest                                                  8,800            164
  Southwest Airlines                                      37,900            540
  SPX (B)                                                 12,800            554
  Steelcase, Cl A                                          3,900             54
  Swift Transportation*                                    2,900             64
  Teekay Shipping (B)                                     32,800          1,474
  Textron                                                 26,400          1,970
  Tyco International                                      77,310          2,613
  Union Pacific                                           13,500            941
  United Parcel Service, Cl B (B)                        199,446         14,508
  United Rentals (B)*                                      9,100            184
  United Technologies                                     48,672          4,948
  Viad                                                     3,875            104
  Waste Management                                        21,200            612
  Weight Watchers International (B)*                     165,000          7,092
  WW Grainger                                              4,800            299
  Yellow Roadway*                                         13,700            802
  York International                                       1,400             55
                                                                    -----------
                                                                        211,948
                                                                    -----------

INFORMATION TECHNOLOGY -- 14.5%
  Activision*                                             59,866            886
  Acxiom                                                   2,400             50
  Adobe Systems                                            9,900            665
  Advanced Micro Devices (B)*                             12,900            208
  Advent Software*                                         2,800             51
  Affiliated Computer Services, Cl A (B)*                  4,200            224
  Agilent Technologies*                                   14,100            313
  Altera*                                                 12,800            253
  Amphenol, Cl A*                                          2,200             81
  Analog Devices                                          22,100            799
  Andrew*                                                 18,500            217
  Apple Computer (B)*                                     25,600          1,067
  Applied Materials*                                      43,416            706
  Arrow Electronics (B)*                                  53,900          1,366
  Autodesk                                                 8,200            244
  Automatic Data Processing                               64,700          2,908
  Avaya*                                                   8,100             95
  Avnet*                                                  51,900            956
  AVX                                                      9,900            121


--------------------------------------------------------------------------------
6          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  BEA Systems*                                            19,700    $       157
  BMC Software*                                            8,900            134
  Broadcom, Cl A (B)*                                      7,000            209
  Cadence Design Systems (B)*                             14,800            221
  CDW                                                      3,590            203
  Ceridian*                                                2,963             51
  Certegy                                                  1,400             48
  Checkfree (B)*                                           3,200            130
  Cisco Systems*                                       1,038,120         18,572
  Citrix Systems (B)*                                     28,500            679
  Cognizant Technology Solutions, Cl A*                    4,456            206
  Computer Associates International (B)                   24,600            667
  Computer Sciences (B)*                                  24,000          1,100
  Compuware*                                               7,524             54
  Comverse Technology (B)*                                21,100            532
  Convergys*                                              55,100            823
  Corning (B)*                                            79,500            885
  Cree (B)*                                                1,800             39
  CSG Systems International*                               8,100            132
  Cypress Semiconductor*                                  12,500            158
  Dell*                                                  425,630         16,353
  Diebold                                                  5,800            318
  DST Systems*                                             1,700             79
  Earthlink (B)*                                           2,500             23
  Electronic Arts (B)*                                    33,600          1,740
  Electronic Data Systems (B)                             38,600            798
  EMC*                                                   434,086          5,348
  Fair Isaac                                               4,050            139
  Fairchild Semiconductor International*                   3,400             52
  First Data                                             678,415         26,668
  Fiserv*                                                 68,750          2,736
  Flextronics International (B)*                          16,800            202
  Foundry Networks*                                        4,205             42
  Freescale Semiconductor, Cl B*                          14,431            249
  Global Payments (B)                                      2,000            129
  Google, Cl A (B)*                                       14,990          2,706
  Harris                                                  33,000          1,077
  Hewlett-Packard (B)                                    493,027         10,817
  Ingram Micro, Cl A*                                    143,500          2,392
  Integrated Device Technology*                            9,200            111
  Intel                                                  762,350         17,709
  International Business Machines                        145,800         13,323
  International Rectifier (B)*                             1,900             86
  Intersil, Cl A                                           5,500             95
  Intuit (B)*                                            171,900          7,524
  Jabil Circuit*                                           5,300            151
  Juniper Networks (B)*                                  175,000          3,861
  Kemet*                                                  12,000             93
  Kla-Tencor (B)*                                          6,100            281
  Lam Research (B)*                                        2,600             75
  Lexmark International, Cl A (B)*                        79,000          6,318
  Linear Technology (B)                                  218,600          8,375
  LSI Logic*                                              13,812             77
  Lucent Technologies (B)*                               196,300            540

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Macromedia*                                              7,400    $       248
  Maxim Integrated Products (B)                          109,500          4,475
  McAfee*                                                 98,200          2,215
  Microchip Technology                                     7,300            190
  Microsoft                                            1,645,140         39,763
  MKS Instruments*                                         3,500             56
  Molex                                                    1,400             37
  Motorola                                               130,700          1,957
  National Semiconductor*                                 29,200            602
  NCR*                                                    62,500          2,109
  Network Appliance*                                      10,900            302
  Novellus Systems*                                       10,600            283
  Nvidia (B)*                                             15,700            373
  Oracle*                                                676,000          8,436
  Paychex (B)                                            593,766         19,487
  Perot Systems, Cl A*                                    13,400            180
  PMC - Sierra (B)*                                        6,600             58
  Polycom*                                                11,200            190
  QLogic*                                                  4,300            174
  Qualcomm (B)                                           706,384         25,889
  Reynolds & Reynolds, Cl A                                3,400             92
  RF Micro Devices*                                       18,400             96
  Sabre Holdings, Cl A                                    49,600          1,085
  SanDisk (B)*                                           258,500          7,186
  Sanmina-SCI (B)*                                        55,400            289
  Scientific-Atlanta                                       5,000            141
  Semtech*                                                11,500            206
  Siebel Systems (B)*                                     22,800            208
  Solectron (B)*                                          45,500            158
  Storage Technology (B)*                                  6,000            185
  Sun Microsystems*                                      145,000            586
  Sungard Data Systems*                                   14,300            493
  Sybase*                                                  2,400             44
  Symantec (B)*                                           24,000            512
  Symbol Technologies                                      7,600            110
  Synopsys*                                                5,577            101
  Tech Data*                                               8,886            329
  Tektronix                                               13,100            321
  Tellabs (B)*                                            55,300            404
  Teradyne*                                               18,800            274
  Texas Instruments                                       58,700          1,496
  Titan*                                                   3,800             69
  Unisys*                                                 49,900            352
  VeriSign*                                               14,900            428
  Veritas Software*                                       15,742            366
  WebMD (B)*                                              20,600            175
  Western Digital*                                        80,600          1,028
  Xerox (B)*                                             103,300          1,565
  Xilinx                                                  22,000            643
  Yahoo!*                                                218,600          7,411
  Zebra Technologies, Cl A*                                  900             43
                                                                    -----------
                                                                        300,117
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005          7

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

MATERIALS -- 3.0%
  Agrium                                                  77,800    $     1,420
  Air Products & Chemicals                                 9,900            627
  Alcoa                                                   31,800            966
  Ball                                                    23,100            958
  Bemis                                                   37,400          1,164
  Bowater (B)                                              1,600             60
  Consol Energy (B)                                        2,800            132
  Dow Chemical                                           122,256          6,094
  E.I. du Pont de Nemours                                 66,800          3,423
  Eastman Chemical                                        36,500          2,153
  Ecolab                                                  11,200            370
  Engelhard                                               40,200          1,207
  Florida Rock Industries                                  1,200             71
  Freeport-McMoRan Copper & Gold,
    Cl B                                                   5,100            202
  Georgia-Pacific                                         96,200          3,414
  Hercules*                                                6,500             94
  International Flavors & Fragrances                       6,200            245
  International Paper                                     44,100          1,622
  Louisiana-Pacific                                       95,100          2,391
  Lubrizol                                                48,400          1,967
  Martin Marietta Materials                               14,200            794
  MeadWestvaco                                            44,900          1,429
  Monsanto                                                12,438            802
  Newmont Mining (B)                                      16,200            684
  Nucor                                                   89,700          5,163
  OM Group*                                               20,900            636
  Pactiv (B)*                                              8,000            187
  Peabody Energy                                           4,400            204
  Phelps Dodge (B)                                        12,100          1,231
  PPG Industries                                          61,400          4,391
  Praxair                                                213,200         10,204
  Rohm & Haas                                             33,700          1,618
  RPM International                                        3,000             55
  Sealed Air*                                             10,500            545
  Sigma-Aldrich                                           10,100            619
  Smurfit-Stone Container*                                 6,260             97
  Sonoco Products                                         18,600            537
  Southern Peru Copper (B)                                 8,600            477
  Temple-Inland                                            4,700            341
  United States Steel (B)                                 26,200          1,332
  Vulcan Materials (B)                                     4,100            233
  Weyerhaeuser                                            27,314          1,871
                                                                    -----------
                                                                         62,030
                                                                    -----------

TELECOMMUNICATION SERVICES -- 2.8%
  Alltel (B)                                              53,900          2,956
  AT&T                                                   184,800          3,465
  BellSouth                                              318,500          8,373
  CenturyTel (B)                                          32,800          1,077
  Citizens Communications                                 22,700            294
  Crown Castle International*                            117,810          1,892

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Nextel Communications, Cl A (B)*                        43,100    $     1,225
  Nokia ADR (B)*                                         418,800          6,462
  Qwest Communications
    International (B)*                                    23,661             88
  SBC Communications (B)                                 603,321         14,293
  Sprint (B)                                             130,750          2,975
  Telephone & Data Systems                                18,900          1,542
  US Cellular*                                            11,000            502
  Verizon Communications                                 370,809         13,164
  West*                                                    2,600             83
                                                                    -----------
                                                                         58,391
                                                                    -----------

UTILITIES -- 2.9%
  AES*                                                     8,000            131
  Allegheny Energy (B)*                                   12,800            264
  Alliant Energy                                           3,200             86
  Ameren (B)                                               5,600            274
  American Electric Power (B)                             79,700          2,715
  Aqua America                                             2,000             49
  Centerpoint Energy (B)                                  38,600            464
  Cinergy (B)                                              4,800            195
  Consolidated Edison (B)                                  9,400            396
  Constellation Energy Group                              87,000          4,498
  Dominion Resources (B)                                  11,800            878
  DTE Energy                                              23,740          1,080
  Duke Energy (B)                                         96,400          2,700
  Edison International                                   131,700          4,573
  Energy East                                             25,000            656
  Entergy                                                 40,600          2,869
  Equitable Resources                                        900             52
  Exelon                                                  94,400          4,332
  FirstEnergy                                             52,300          2,194
  FPL Group (B)                                           18,600            747
  Great Plains Energy (B)                                  7,100            217
  Idacorp                                                  2,900             82
  KeySpan                                                  2,000             78
  National Fuel Gas                                       19,700            563
  Nicor                                                    4,700            174
  NiSource                                                 6,500            148
  Northeast Utilities                                    127,700          2,461
  NSTAR (B)                                               32,100          1,743
  OGE Energy (B)                                           7,500            202
  Oneok                                                  147,700          4,552
  Pepco Holdings                                          63,000          1,322
  PG&E (B)*                                               21,100            720
  Pinnacle West Capital                                   60,500          2,572
  PPL                                                      4,900            265
  Progress Energy (B)                                     14,100            591
  Public Service Enterprise Group (B)                      5,100            277
  Puget Energy                                            11,900            262
  Questar                                                  4,200            249
  Reliant Energy*                                          5,362             61
  Sempra Energy (B)                                       60,100          2,394


--------------------------------------------------------------------------------
8          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Southern (B)                                            47,400    $     1,509
  TECO Energy (B)                                          9,800            154
  TXU (B)                                                 86,850          6,916
  WGL Holdings                                            10,300            319
  Wisconsin Energy                                        20,000            710
  Xcel Energy                                            163,300          2,805
                                                                    -----------
                                                                         60,499
                                                                    -----------
Total Common Stock
  (Cost $1,734,477) ($ Thousands)                                     2,031,690
                                                                    -----------

PREFERRED STOCK -- 0.0%

FINANCIAL SERVICES -- 0.0%
  Simon Property                                           1,000             38
                                                                    -----------
Total Preferred Stock
  (Cost $37) ($ Thousands)                                                   38
                                                                    -----------

                                                       Number of
                                                        Warrants

WARRANTS -- 0.0%
  Lucent Technologies,
    Expires 12/10/07*                                     10,000              7
                                                                    -----------
Total Warrants
  (Cost $0) ($ Thousands)                                                     7
                                                                    -----------

CORPORATE OBLIGATIONS (C)(E) -- 4.4%

FINANCIALS -- 4.3%
  Allstate Life Global Funding II MTN
      2.800%, 04/13/06                               $     1,174          1,174
  American General Finance(F)
      2.810%, 04/14/06                                     3,287          3,287
  CCN Bluegrass
      2.914%, 02/21/06                                     3,052          3,052
  Countrywide Home Loans
      3.120%, 03/21/06                                     3,850          3,850
  Countrywide Home Loans MTN, Ser M
      3.152%, 06/23/05                                     1,878          1,878
      3.040%, 11/30/05                                     5,165          5,165
      2.980%, 08/26/05                                     1,409          1,409
      2.940%, 05/20/05                                       939            939
      2.810%, 01/31/06                                     1,033          1,033
  Five Finance MTN
      2.860%, 09/22/05                                     6,668          6,666
  Harrier Finance Funding MTN
      3.034%, 09/15/05                                     1,362          1,362
  Harrier Finance Funding MTN, Ser 1
      3.016%, 06/15/05                                     4,085          4,085

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Irish Life & Permanent MTN, Ser X
      2.862%, 04/21/06                               $     4,367    $     4,366
  Jackson National Life Funding (F)
      2.690%, 04/01/06                                    10,331         10,331
  Lakeside Funding
      2.790%, 04/08/05                                     2,847          2,847
  Morgan Stanley, Ser EXL
      2.720%, 05/04/06                                       939            939
  Morgan Stanley, Ser EXLS
      2.718%, 05/03/06                                     2,348          2,348
  Nationwide Building Society (F)
      3.083%, 04/28/05                                     2,348          2,348
      2.746%, 04/07/06                                     4,696          4,696
  Northern Rock (F)
      2.730%, 05/03/06                                     4,132          4,132
  Pacific Life Global Funding (F)
    2.790%, 03/13/06                                       3,522          3,522
  Premium Asset Trust (F)
      2.820%, 01/15/06                                     6,574          6,574
      2.755%, 02/06/06                                     3,475          3,478
  SLM MTN, Ser X
      2.850%, 04/20/06                                     8,217          8,217
  White Pine Finance MTN, Ser 1
      2.696%, 11/01/05                                     2,066          2,066
                                                                    -----------
                                                                         89,764
                                                                    -----------

INDUSTRIALS -- 0.1%
  Caterpillar Financial Services MTN,
    Ser F
      2.730%, 07/09/05                                     2,348          2,348
                                                                    -----------
Total Corporate Obligations
  (Cost $92,112) ($ Thousands)                                           92,112
                                                                    -----------

COMMERCIAL PAPER (C) (D) -- 3.6%

FINANCIALS -- 3.6%
  Brahms Funding
      2.972%, 05/20/05                                     7,331          7,302
  Broadhollow Funding
      2.851%, 04/05/05                                     3,991          3,990
  CCN Independence IV
      2.880%, 01/17/06                                       939            939
  Capital One
      3.040%, 06/20/05                                     1,878          1,866
      3.017%, 06/07/05                                     1,643          1,634
      2.834%, 04/19/05                                     1,339          1,337
  Cobbler Funding
      3.073%, 06/28/05                                       859            853
  Eiffel Funding
      2.889%, 05/09/05                                     1,174          1,170
      2.741%, 04/08/05                                     3,522          3,520


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005          9

STATEMENT OF NET ASSETS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

March 31, 2005
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Golden Fish
      2.651%, 04/04/05                               $     3,288    $     3,287
      2.621%, 04/08/05                                     7,294          7,291
  HSBC Finance
      2.714%, 04/20/05                                     2,113          2,110
  Liberty Harbour
      2.894%, 04/18/05                                     3,524          3,520
  Mitten
      2.803%, 04/14/05                                     3,991          3,987
      2.762%, 04/11/05                                     2,348          2,346
  Park Granada
      2.802%, 04/12/05                                     3,710          3,706
  Park Sienna
      2.880%, 04/01/05                                     4,603          4,603
  Rhineland Funding
      2.758%, 05/09/05                                       939            936
      2.757%, 05/03/05                                     9,407          9,384
      2.757%, 05/06/05                                     1,256          1,253
  SBC Communications
      2.878%, 05/04/05                                     1,223          1,220
      2.878%, 05/05/05                                     3,475          3,465
  Thornburg Mortgage Capital
      2.844%, 04/19/05                                     4,318          4,312
                                                                    -----------
Total Commercial Paper
  (Cost $74,031) ($ Thousands)                                           74,031
                                                                    -----------

ASSET-BACKED SECURITIES (C) (E) -- 2.5%

AUTOMOTIVE -- 0.1%
  Drivetime Auto Owner Trust,
    Ser 2004-C, Cl A1
      2.830%, 11/15/05                                       298            298
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
      2.870%, 03/15/06                                     1,569          1,569
                                                                    -----------
                                                                          1,867
                                                                    -----------

MORTGAGE RELATED SECURITIES -- 2.4%
  Aire Valley Mortgages,
    Ser 2004-1A, Cl 1A
      2.850%, 09/20/05                                     3,005          3,005
  Blue Heron Funding, Ser 9A, Cl A1
      2.880%, 02/22/06                                     4,696          4,696
  Cheyne High Grade,
    Ser 2004-1A, Cl A1
      2.791%, 11/10/05                                     2,700          2,700
  Commodore, Ser 2003-2A,
    Cl A1MM
      3.100%, 06/14/05                                     2,160          2,160
  Davis Square Funding,
    Ser 2004-2A, Cl AMMB
      2.776%, 04/06/05                                     2,348          2,348
  Davis Square Funding,
    Ser 2004-2A, Cl AMMC
      2.776%, 05/06/05                                     2,348          2,348

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Duke Funding, Ser 2004-6B, Cl A1S1
      2.680%, 04/08/05                               $     2,348    $     2,348
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
      2.900%, 09/20/05                                     5,963          5,963
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
      2.920%, 05/18/05                                     4,882          4,882
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
      2.900%, 11/25/05                                     8,525          8,525
  RMAC, Ser 2004-NS3A, Cl A1
      2.800%, 06/12/05                                     1,973          1,973
  Saturn Ventures
      2.806%, 08/08/05                                     4,367          4,367
  TIAA Real Estate, Ser 2003 1A, Cl A
      2.880%, 03/28/06                                     3,032          3,032
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMB
      3.040%, 06/15/05                                     1,174          1,174
                                                                    -----------
                                                                         49,521
                                                                    -----------
Total Asset-Backed Securities
  (Cost $51,388) ($ Thousands)                                           51,388
                                                                    -----------

CASH EQUIVALENTS -- 2.0%
  First Union Cash Management
    Program                                              585,829            586
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A++                     41,947,056         41,947
                                                                    -----------
Total Cash Equivalents
  (Cost $42,533) ($ Thousands)                                           42,533
                                                                    -----------

MASTER NOTES (C) -- 1.5%
  Bank of America Master Notes
      2.955%, 04/01/05                                    11,739         11,739
  Bear Stearns Master Notes
      3.050%,04/01/05                                      4,696          4,696
  Societe Generale Master Notes
      2.875%, 04/01/05                                    14,087         14,087
                                                                    -----------
Total Master Notes
  (Cost $30,522) ($ Thousands)                                           30,522
                                                                    -----------

CERTIFICATES OF DEPOSIT (C) (E) -- 0.5%
  U.S. Trust
      2.925%, 09/14/05                                     4,695          4,695
  Washington Mutual Bank
      2.820%, 08/18/05                                     4,696          4,696
                                                                    -----------
Total Certificates of Deposit
  (Cost $9,391) ($ Thousands)                                             9,391
                                                                    -----------


--------------------------------------------------------------------------------
10         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (A) -- 0.1%
  U.S. Treasury Bills
      2.871%, 08/25/05                               $     2,325    $     2,297
      2.486%, 06/23/05                                       100            100
                                                                    -----------
Total U.S. Treasury Obligations
  (Cost $2,398) ($ Thousands)                                             2,397
                                                                    -----------

REPURCHASE AGREEMENTS (C) -- 1.4%
  Barclays Capital
    2.850%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $4,990,788 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $760,420-
    $4,407,939, 3.020%-3.410%,
    06/01/06-08/30/07; with total
    market value $5,090,224)                               4,990          4,990
  Deutsche Bank
    2.830%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $16,867,731 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $51,828-
    $6,198,312, 0.000%-7.500%,
    01/01/09-12/01/37; with total
    market value $17,203,734)                             16,866         16,866
  Lehman Brothers
    2.800%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $8,969,467 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $425,664-
    $4,920,380, 1.750%-6.250%,
    09/15/06-02/01/11; with total
    market value $9,110,749)                               8,969          8,969
                                                                    -----------
Total Repurchase Agreements
  (Cost $30,825) ($ Thousands)                                           30,825
                                                                    -----------
Total Investments -- 113.9%
  (Cost $2,067,714) ($ Thousands)                                     2,364,934
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (13.9)%
Payable upon Return on Securities Loaned                               (288,269)
Payable for Investment Securities Purchased                              (5,993)
Payable for Fund Shares Redeemed                                         (2,743)
Administration Fees Payable                                                (624)
Investment Advisory Fees Payable                                           (544)
Shareholder Servicing Fees Payable                                         (315)
Other Assets and Liabilities, Net                                        10,187
                                                                    -----------
Total Other Assets and Liabilities                                     (288,301)
                                                                    -----------
Net Assets -- 100.0%                                                $ 2,076,633
                                                                    ===========

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital
  (unlimited authorization -- no par value)                         $ 2,335,761
Undistributed net investment income                                       1,507
Accumulated net realized loss on investments
  and futures contracts                                                (556,723)
Net unrealized appreciation on investments                              297,220
Net unrealized depreciation on futures contracts                         (1,132)
                                                                    -----------
Net Assets                                                          $ 2,076,633
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($2,071,628,350 / 187,824,926 shares)                                  $11.03
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class Y
  ($5,004,913 / 451,494 shares)                                          $11.09
                                                                    ===========

A summary of the open Long Futures contracts held by the Fund at March 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                         Contract                    Unrealized
Type of                  Number of          Value     Expiration   Depreciation
Contract                 Contracts   ($Thousands)           Date   ($Thousands)
--------------------------------------------------------------------------------

S&P 500 Composite Index         99       $ 29,302       06/18/05       $ (1,070)
S&P 400 Index                   45          2,967       06/17/05            (62)
                                                                       --------
                                                                       $ (1,132)
                                                                       --------

*     Non-income producing security.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2005 (see Note 7). The total value of securities on loan at March 31, 2005 was $279,948 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2005 was $288,269 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2005.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

ADR -- American Depositary Receipt

Cl -- Class

MTN -- Medium Term Note

Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         11

STATEMENT OF NET ASSETS (Unaudited)

Large Cap Value Fund

March 31, 2005
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

34.4% Financials
13.3% Energy
10.6% Industrials
10.0% Consumer Discretionary
 6.1% Consumer Staples
 4.8% Utilities
 4.6% Information Technology
 4.0% Materials
 4.0% Telecommunication Services
 3.7% Health Care
 2.8% Short-Term Investments
 1.6% Asset-Backed Securities
 0.1% U.S. Treasury Obligations

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.2%**

CONSUMER DISCRETIONARY -- 11.0%
  Abercrombie & Fitch, Cl A                               87,100    $     4,986
  Aeropostale (B)*                                       128,500          4,208
  American Eagle Outfitters                              264,300          7,810
  Autoliv (B)                                            368,200         17,545
  Autonation (B)*                                        221,700          4,199
  Barnes & Noble (B)*                                    114,000          3,932
  Black & Decker                                          33,900          2,678
  BorgWarner (B)                                         136,400          6,640
  Centex (B)                                              49,000          2,806
  Clear Channel Communications                           173,500          5,981
  Comcast, Cl A (B)*                                     646,400         21,835
  Dana                                                   237,600          3,039
  Darden Restaurants                                     395,900         12,146
  Delphi (B)                                             538,530          2,413
  Dillard's, Cl A                                         92,400          2,486
  DR Horton                                              411,866         12,043
  Eastman Kodak (B)                                      266,100          8,662
  eBay*                                                   55,400          2,064
  Federated Department Stores (B)                        244,900         15,585
  Ford Motor (B)                                       1,193,700         13,525
  Fortune Brands                                          47,800          3,854
  GameStop, Cl B*                                         48,435          1,080
  Gannett                                                 65,700          5,196
  General Motors (B)                                     273,800          8,047
  Goodyear Tire & Rubber (B)*                            252,800          3,375
  Hasbro                                                 221,100          4,521
  Home Depot                                             115,650          4,422
  Interpublic Group (B)*                                 103,400          1,270
  JC Penney                                               35,600          1,848
  Johnson Controls                                        85,700          4,779
  Jones Apparel Group                                    196,000          6,564
  KB Home (B)                                             94,000         11,041
  Lennar, Cl A (B)                                       117,600          6,666
  Limited Brands                                         497,400         12,087
  Lowe's                                                  42,100          2,403

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Magna International, Cl A                                9,700    $       649
  Mattel                                                 297,000          6,341
  Maytag (B)                                             138,500          1,935
  McDonald's                                           1,442,200         44,910
  McGraw-Hill                                             66,600          5,811
  McLeodUSA, Cl A (B) (F)*                               251,800             --
  Nordstrom                                               16,550            916
  NVR (B)*                                                 5,400          4,239
  OfficeMax                                              124,102          4,157
  Polaris Industries (B)                                  79,400          5,576
  Pulte Homes                                             51,100          3,762
  Ryland Group                                            67,200          4,168
  Saks                                                    69,900          1,262
  Sherwin-Williams                                       402,000         17,684
  Standard-Pacific                                        60,400          4,360
  Stanley Works                                          238,000         10,774
  Starbucks*                                              55,750          2,880
  Target                                                  39,900          1,996
  Time Warner (B)*                                     2,774,500         48,692
  Toll Brothers*                                          51,100          4,029
  Univision Communications, Cl A (B)*                    104,000          2,880
  VF                                                     224,400         13,271
  Viacom, Cl B                                           441,200         15,367
  Walt Disney (B)                                        798,600         22,944
  Wendy's International (B)                               75,300          2,940
  Whirlpool (B)                                          149,400         10,119
                                                                    -----------
                                                                        473,398
                                                                    -----------

CONSUMER STAPLES -- 6.7%
  Albertson's (B)                                        323,500          6,680
  Altria Group                                         1,169,500         76,474
  Archer-Daniels-Midland                               1,021,811         25,116
  Avon Products (B)                                      220,300          9,460
  BJ's Wholesale Club*                                   109,000          3,385
  Coca-Cola                                               71,200          2,967
  Colgate-Palmolive                                       68,000          3,548
  ConAgra Foods                                          216,600          5,852
  Costco Wholesale                                       365,300         16,139
  Dean Foods*                                            139,700          4,792
  Energizer Holdings (B)*                                176,800         10,573
  General Mills (B)                                      196,600          9,663
  Kimberly-Clark                                         266,083         17,490
  Kroger (B)*                                            626,700         10,046
  Loews--Carolina Group                                   57,700          1,910
  Molson Coors Brewing, Cl B                              52,500          4,051
  Pepsi Bottling Group                                   180,300          5,021
  PepsiAmericas                                          188,100          4,262
  PepsiCo                                                 83,600          4,433
  Procter & Gamble                                       267,700         14,188
  Reynolds American (B)                                  156,600         12,620
  Rite Aid (B)*                                          141,600            561
  Safeway (B)*                                           178,427          3,306
  Sara Lee                                               511,283         11,330


--------------------------------------------------------------------------------
12         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Supervalu                                              378,100    $    12,610
  Tyson Foods, Cl A                                      250,100          4,172
  UST (B)                                                133,000          6,876
                                                                    -----------
                                                                        287,525
                                                                    -----------

ENERGY -- 14.7%
  Amerada Hess                                           169,400         16,298
  Anadarko Petroleum                                     155,600         11,841
  Burlington Resources                                   309,500         15,497
  Canadian Natural Resources                              77,300          4,392
  ChevronTexaco                                        1,918,585        111,873
  ConocoPhillips                                         811,250         87,485
  Devon Energy                                           167,200          7,984
  El Paso                                                515,500          5,454
  Exxon Mobil                                          4,754,600        283,374
  Kerr-McGee (B)                                          17,500          1,371
  Marathon Oil                                           327,000         15,343
  Nabors Industries (B)*                                  22,000          1,301
  Noble Energy (B)                                        25,600          1,741
  Occidental Petroleum                                   221,900         15,793
  PetroKazakhstan, Cl A                                  112,400          4,515
  Sunoco (B)                                             108,500         11,232
  Unit*                                                   47,100          2,128
  Unocal                                                 228,400         14,090
  Valero Energy                                          192,800         14,126
  Western Gas Resources                                   96,000          3,307
                                                                    -----------
                                                                        629,145
                                                                    -----------

FINANCIALS -- 31.8%
  A.G. Edwards (B)                                       260,400         11,666
  ACE                                                     51,800          2,138
  Aflac                                                  118,000          4,397
  Allstate                                               491,700         26,581
  American Express                                        84,500          4,341
  American International Group                           619,800         34,343
  AmSouth Bancorp (B)                                    302,000          7,837
  AON (B)                                                 45,800          1,046
  Astoria Financial                                      269,250          6,812
  Axis Capital Holdings                                  162,000          4,380
  Bank of America                                      3,194,204        140,864
  Bank of Hawaii                                         102,300          4,630
  Bank of New York                                       124,500          3,617
  BB&T                                                   110,900          4,334
  Bear Stearns (B)                                       189,200         18,901
  CBL & Associates Properties+                            48,100          3,440
  Chubb (B)                                              166,200         13,175
  Cincinnati Financial                                    87,400          3,811
  CIT Group                                              134,900          5,126
  Citigroup                                            3,537,400        158,971
  Comerica                                               339,900         18,722
  Commerce Bancorp (B)                                   130,000          4,221
  Countrywide Financial                                  387,100         12,565
  E*Trade Financial*                                     453,000          5,436

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Endurance Specialty Holdings                           120,300    $     4,552
  Equity Office Properties Trust+                        518,400         15,619
  Equity Residential+                                    245,000          7,891
  Fannie Mae                                              36,700          1,998
  Fidelity National Financial                            182,390          6,008
  First American                                         268,905          8,858
  First Horizon National (B)                             175,600          7,163
  Franklin Resources                                      60,000          4,119
  Freddie Mac                                             86,600          5,473
  Fremont General                                        145,000          3,189
  Friedman Billings Ramsey Group,
    Cl A+                                                392,500          6,229
  General Growth Properties+                             229,500          7,826
  Genworth Financial, Cl A (B)*                           80,000          2,202
  Goldman Sachs Group                                    228,000         25,078
  Hartford Financial Services Group (B)                  236,000         16,180
  Huntington Bancshares                                  422,800         10,105
  Independence Community Bank                            138,500          5,401
  IndyMac Bancorp (B)                                    160,500          5,457
  IPC Holdings                                            82,000          3,221
  Jefferson-Pilot                                        313,600         15,382
  JPMorgan Chase                                       2,137,980         73,974
  Keycorp (B)                                            800,300         25,970
  Legg Mason                                              37,050          2,895
  Lehman Brothers Holdings (B)                           438,900         41,327
  Leucadia National (B)                                   66,700          2,291
  Lincoln National                                       529,600         23,906
  Loews                                                  145,400         10,693
  Marshall & Ilsley                                      104,300          4,355
  MBIA                                                   246,100         12,866
  MBNA                                                 1,007,000         24,722
  Mercury General (B)                                     83,900          4,636
  Merrill Lynch                                          497,900         28,181
  Metlife                                                786,100         30,736
  Mills+ (B)                                              74,800          3,957
  Morgan Stanley                                         457,200         26,175
  National City                                        1,035,096         34,676
  Nationwide Financial Services, Cl A                    115,500          4,146
  North Fork Bancorporation                              296,580          8,227
  Old Republic International                             130,350          3,036
  PMI Group                                              100,100          3,805
  PNC Financial Services Group                           334,000         17,194
  Popular                                                351,149          8,540
  Principal Financial Group (B)                          270,200         10,400
  Progressive                                             50,200          4,606
  Providian Financial*                                   305,000          5,234
  Prudential Financial                                   119,700          6,871
  Radian Group                                            84,200          4,020
  Regions Financial (B)                                  383,114         12,413
  Safeco (B)                                             104,100          5,071
  Sovereign Bancorp                                       54,300          1,203
  St. Joe (B)                                             73,000          4,913
  St. Paul Travelers                                     443,200         16,279
  Stancorp Financial Group (B)                            57,300          4,858


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         13

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  SunTrust Banks (B)                                     430,400    $    31,019
  UnionBanCal (B)                                         73,000          4,471
  UnumProvident (B)                                      214,100          3,644
  US Bancorp                                           1,275,400         36,757
  Wachovia                                             1,493,612         76,040
  Washington Mutual                                      463,500         18,308
  Webster Financial                                       87,500          3,973
  Wells Fargo                                            832,400         49,777
  XL Capital, Cl A (B)                                    28,700          2,077
  Zions Bancorporation (B)                                73,800          5,094
                                                                    -----------
                                                                      1,366,641
                                                                    -----------

HEALTH CARE -- 4.1%
  Aetna                                                   90,800          6,806
  Alcon                                                   16,700          1,491
  AmerisourceBergen                                      178,200         10,209
  Applera--Applied Biosystems
    Group (B)                                            337,800          6,668
  Bausch & Lomb (B)                                       76,300          5,593
  Becton Dickinson                                       181,987         10,632
  Bristol-Myers Squibb                                   824,800         20,999
  Cardinal Health                                         81,100          4,525
  Caremark Rx*                                           135,500          5,390
  Cephalon (B)*                                           26,500          1,241
  Cigna                                                  152,300         13,600
  HCA (B)                                                 64,400          3,450
  Health Management Associates, Cl A                     226,800          5,938
  Humana*                                                153,400          4,900
  Invitrogen (B)*                                         67,100          4,643
  Merck                                                  904,500         29,279
  PerkinElmer                                            432,861          8,930
  Pfizer                                                 148,800          3,909
  St. Jude Medical*                                       41,900          1,508
  UnitedHealth Group                                      37,450          3,572
  WellPoint*                                              81,600         10,229
  Wyeth                                                  286,400         12,080
  Zimmer Holdings*                                        29,300          2,280
                                                                    -----------
                                                                        177,872
                                                                    -----------

INDUSTRIALS -- 11.6%
  Boeing                                                  77,200          4,513
  Brascan, Cl A                                           81,200          3,065
  Brink's                                                 45,100          1,560
  Burlington Northern Santa Fe                           669,500         36,106
  Caterpillar                                             63,800          5,834
  Cendant                                                691,500         14,203
  Crane                                                   30,000            864
  CSX                                                    144,900          6,035
  Cummins (B)                                             55,000          3,869
  Deere                                                   79,000          5,303
  Deluxe                                                 109,600          4,369
  Dun & Bradstreet (B)*                                   74,500          4,578
  Eaton (B)                                              155,600         10,176

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Emerson Electric                                        94,200    $     6,116
  General Dynamics                                       143,118         15,321
  General Electric                                     5,546,900        200,021
  Goodrich                                                92,700          3,550
  Harsco                                                 105,300          6,277
  Honeywell International                                235,300          8,756
  Hubbell, Cl B                                           60,900          3,112
  L-3 Communications Holdings                            169,000         12,002
  Lafarge North America                                   32,000          1,870
  Lockheed Martin                                        226,100         13,806
  Masco (B)                                              600,800         20,830
  Navistar International*                                 97,400          3,545
  Norfolk Southern                                       290,800         10,774
  Northrop Grumman                                       433,100         23,379
  Paccar                                                  59,300          4,293
  Parker Hannifin                                         18,500          1,127
  PHH*                                                     9,765            214
  Raytheon                                               256,500          9,927
  RR Donnelley & Sons                                    120,700          3,817
  Ryder System                                            91,800          3,828
  SPX (B)                                                 52,200          2,259
  Teekay Shipping (B)                                    132,500          5,956
  Textron                                                149,000         11,118
  United Defense Industries*                              96,200          7,063
  United Technologies                                    138,200         14,049
  Viad                                                    14,300            385
  Yellow Roadway*                                         65,900          3,858
                                                                    -----------
                                                                        497,728
                                                                    -----------

INFORMATION TECHNOLOGY -- 5.1%
  Activision (B)*                                        297,333          4,401
  Apple Computer (B)*                                    123,600          5,150
  Arrow Electronics*                                     241,400          6,119
  Avnet*                                                 231,400          4,262
  Cisco Systems*                                         178,800          3,199
  Computer Sciences*                                     104,300          4,782
  Convergys*                                             269,800          4,028
  Corning (B)*                                           205,000          2,282
  Dell*                                                   64,400          2,474
  Earthlink (B)*                                           7,500             68
  Electronic Arts (B)*                                    39,400          2,040
  Electronic Data Systems (B)                            154,000          3,183
  Flextronics International (B)*                         131,800          1,587
  Freescale Semiconductor, Cl B*                          22,833            394
  Hewlett-Packard (B)                                  2,074,900         45,523
  Ingram Micro, Cl A*                                    663,300         11,057
  International Business Machines                        473,627         43,280
  Lucent Technologies (B)*                               642,400          1,767
  McAfee*                                                433,500          9,780
  Microsoft                                              727,600         17,586
  Motorola                                               206,800          3,096
  NCR*                                                   303,600         10,243
  Oracle*                                                505,400          6,307


--------------------------------------------------------------------------------
14         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Qualcomm                                                39,800    $     1,459
  Sabre Holdings, Cl A                                   204,600          4,477
  Sanmina-SCI*                                           249,400          1,302
  Solectron (B)*                                         186,800            648
  Tech Data*                                              63,701          2,361
  Tektronix                                               51,800          1,271
  Unisys*                                                374,000          2,640
  Western Digital*                                       398,300          5,078
  Xerox (B)*                                             364,600          5,524
  Yahoo!*                                                 80,300          2,722
                                                                    -----------
                                                                        220,090
                                                                    -----------

MATERIALS -- 4.4%
  Agrium                                                 277,300          5,061
  Ball                                                   101,400          4,206
  Dow Chemical                                           484,400         24,147
  E.I. Du Pont de Nemours                                203,500         10,427
  Eastman Chemical                                       179,400         10,585
  Engelhard                                              125,400          3,766
  Georgia-Pacific                                        345,400         12,258
  International Paper                                    187,200          6,887
  Louisiana-Pacific                                      484,300         12,175
  Lubrizol                                               225,600          9,168
  Lyondell Chemical                                       55,000          1,536
  Martin Marietta Materials                               63,800          3,568
  MeadWestvaco                                           155,000          4,932
  Nucor                                                  489,600         28,181
  Phelps Dodge (B)                                        53,500          5,443
  PPG Industries                                         247,300         17,687
  Rohm & Haas                                            164,300          7,887
  Sigma-Aldrich (B)                                       36,100          2,211
  Sonoco Products                                         52,200          1,506
  Southern Peru Copper (B)                                43,800          2,429
  Temple-Inland                                           32,200          2,336
  United States Steel (B)                                106,100          5,395
  Weyerhaeuser (B)                                       110,200          7,549
                                                                    -----------
                                                                        189,340
                                                                    -----------

TELECOMMUNICATION SERVICES -- 4.4%
  Alltel (B)                                             226,900         12,445
  AT&T                                                   692,500         12,984
  BellSouth                                            1,305,500         34,322
  CenturyTel                                             258,800          8,499
  SBC Communications (B)                               2,461,500         58,313
  Sprint (B)                                             311,850          7,095
  Verizon Communications                               1,540,971         54,705
                                                                    -----------
                                                                        188,363
                                                                    -----------

UTILITIES -- 5.4%
  American Electric Power (B)                            261,700          8,914
  Centerpoint Energy                                     300,000          3,609
  Constellation Energy Group (B)                         393,800         20,359

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  DTE Energy                                              70,800    $     3,220
  Duke Energy (B)                                        311,500          8,725
  Edison International                                   666,007         23,124
  Energy East                                            109,600          2,874
  Entergy                                                191,300         13,517
  Exelon                                                 280,700         12,881
  FirstEnergy (B)                                        391,500         16,423
  FPL Group (B)                                           50,000          2,008
  National Fuel Gas                                       96,134          2,749
  Northeast Utilities                                    869,876         16,763
  NSTAR (B)                                               77,700          4,219
  Oneok (B)                                              716,500         22,083
  Pepco Holdings                                         239,500          5,027
  Pinnacle West Capital                                  178,600          7,592
  PPL (B)                                                 61,000          3,293
  Progress Energy (B)                                     48,300          2,026
  SCANA                                                  134,100          5,125
  Sempra Energy                                          194,900          7,765
  Southern (B)                                            98,300          3,129
  TXU (B)                                                271,800         21,643
  WGL Holdings                                            50,300          1,557
  Xcel Energy                                            692,900         11,904
                                                                    -----------
                                                                        230,529
                                                                    -----------
Total Common Stock
  (Cost $3,612,152) ($ Thousands)                                     4,260,631
                                                                    -----------

                                                       Number of
                                                        Warrants

WARRANTS -- 0.0%
  Lucent Technologies,
        Expires 12/10/07*                                  4,000              3
                                                                    -----------
Total Warrants
  (Cost $0) ($ Thousands)                                                     3
                                                                    -----------

CORPORATE OBLIGATIONS (C) (E) -- 3.3%

FINANCIALS -- 3.2%
  Allstate Life Global Funding II MTN
      2.800%, 04/13/06                               $     1,794          1,794
  American General Finance (G)
      2.810%, 04/14/06                                     5,023          5,023
  CCN Bluegrass
      2.914%, 02/21/06                                     4,664          4,664
  Countrywide Home Loans
      3.120%, 03/21/06                                     5,884          5,884
  Countrywide Home Loans MTN, Ser M
      3.152%, 06/23/05                                     2,870          2,870
      3.040%, 11/30/05                                     7,894          7,894
      2.980%, 08/26/05                                     2,153          2,153
      2.940%, 05/20/05                                     1,435          1,435
      2.810%, 01/31/06                                     1,579          1,579


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         15

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Five Finance MTN
      2.860%, 09/22/05                               $    10,190    $    10,188
  Harrier Finance Funding MTN
      3.034%, 09/15/05                                     2,081          2,081
  Harrier Finance Funding MTN, Ser 1
      3.016%, 06/15/05                                     6,243          6,243
  Irish Life & Permanent MTN, Ser X
      2.862%, 04/21/06                                     6,674          6,673
  Jackson National Life Funding (G)
      2.690%, 04/01/06                                    15,787         15,787
  Lakeside Funding
      2.790%, 04/08/05                                     4,350          4,350
  Morgan Stanley, Ser EXL
      2.720%, 05/04/06                                     1,435          1,435
  Morgan Stanley, Ser EXLS
      2.718%, 05/03/06                                     3,588          3,588
  Nationwide Building Society (G)
      3.083%, 04/28/05                                     3,588          3,588
      2.746%, 04/07/06                                     7,176          7,176
  Northern Rock (G)
      2.730%, 05/03/06                                     6,315          6,315
  Pacific Life Global Funding (G)
      2.790%, 03/13/06                                     5,382          5,382
  Premium Asset Trust (G)
      2.820%, 01/15/06                                    10,047         10,047
      2.755%, 02/06/06                                     5,310          5,315
  SLM MTN, Ser X
      2.850%, 04/20/06                                    12,558         12,558
  White Pine Finance MTN, Ser 1
      2.696%, 11/01/05                                     3,157          3,157
                                                                    -----------
                                                                        137,179
                                                                    -----------

INDUSTRIALS -- 0.1%
  Caterpillar Financial Services MTN,
    Ser F
      2.730%, 07/09/05                                     3,588          3,588
                                                                    -----------
Total Corporate Obligations
  (Cost $140,767) ($ Thousands)                                         140,767
                                                                    -----------

COMMERCIAL PAPER (C) (D) -- 2.6%

FINANCIALS -- 2.6%
  Brahms Funding
      2.972%, 05/20/05                                    11,203         11,158
  Broadhollow Funding
      2.851%, 04/05/05                                     6,100          6,098
  CCN Independence IV
      2.880%, 01/17/06                                     1,435          1,435
  Capital One
      3.040%, 06/20/05                                     2,870          2,851
      3.017%, 06/07/05                                     2,512          2,498
      2.834%, 04/19/05                                     2,046          2,043

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Cobbler Funding
      3.073%, 06/28/05                               $     1,313    $     1,304
  Eiffel Funding
      2.889%, 05/09/05                                     1,794          1,789
      2.741%, 04/08/05                                     5,382          5,379
  Golden Fish
      2.651%, 04/04/05                                     5,025          5,024
      2.621%, 04/08/05                                    11,148         11,142
  HSBC Finance
      2.714%, 04/20/05                                     3,229          3,225
  Liberty Harbour
      2.894%, 04/18/05                                     5,386          5,379
  Mitten
      2.803%, 04/14/05                                     6,100          6,093
      2.762%, 04/11/05                                     3,588          3,585
  Park Granada
      2.802%, 04/12/05                                     5,669          5,664
  Park Sienna
      2.880%, 04/01/05                                     7,034          7,034
  Rhineland Funding
      2.758%, 05/09/05                                     1,435          1,431
      2.757%, 05/03/05                                    14,376         14,341
      2.757%, 05/06/05                                     1,920          1,915
  SBC Communications
      2.878%, 05/04/05                                     1,869          1,864
      2.878%, 05/05/05                                     5,310          5,296
  Thornburg Mortgage Capital
      2.844%, 04/19/05                                     6,599          6,589
                                                                    -----------
Total Commercial Paper
  (Cost $113,137) ($ Thousands)                                         113,137
                                                                    -----------

ASSET-BACKED SECURITIES (C) (E) -- 1.8%

AUTOMOTIVE -- 0.1%
  Drivetime Auto Owner Trust,
    Ser 2004-C, Cl A1
      2.830%, 11/15/05                                       456            456
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
      2.870%, 03/15/06                                     2,398          2,398
                                                                    -----------
                                                                          2,854
                                                                    -----------

MORTGAGE RELATED SECURITIES -- 1.7%
  Aire Valley Mortgages,
    Ser 2004-1A, Cl 1A
      2.850%, 09/20/05                                     4,593          4,593
  Blue Heron Funding, Ser 9A,
    Cl A1
      2.880%, 02/22/06                                     7,176          7,176
  Cheyne High Grade,
    Ser 2004-1A, Cl A1
      2.791%, 11/10/05                                     4,126          4,126


--------------------------------------------------------------------------------
16         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Commodore, Ser 2003-2A,
    Cl A1MM
      3.100%, 06/14/05                               $     3,301    $     3,301
  Davis Square Funding,
    Ser 2004-2A, Cl AMMB
      2.776%, 04/06/05                                     3,588          3,588
  Davis Square Funding,
    Ser 2004-2A, Cl AMMC
      2.776%, 05/06/05                                     3,588          3,588
  Duke Funding,
    Ser 2004-6B, Cl A1S1
      2.680%, 04/08/05                                     3,588          3,588
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
      2.900%, 09/20/05                                     9,114          9,114
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
      2.920%, 05/18/05                                     7,460          7,460
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
      2.900%, 11/25/05                                    13,028         13,028
  RMAC, Ser 2004-NS3A, Cl A1
      2.800%, 06/12/05                                     3,015          3,015
  Saturn Ventures
      2.806%, 08/08/05                                     6,674          6,674
  TIAA Real Estate,
  Ser 2003 1A, Cl A
      2.880%, 03/28/06                                     4,634          4,634
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMB
      3.040%, 06/15/05                                     1,794          1,794
                                                                    -----------
                                                                         75,679
                                                                    -----------
Total Asset-Backed Securities
  (Cost $78,533) ($ Thousands)                                           78,533
                                                                    -----------

MASTER NOTES (C) -- 1.1%
  Bank of America Master Notes
      2.955%, 04/01/05                                    17,940         17,940
  Bear Stearns Master Notes
      3.050%,04/01/05                                      7,176          7,176
  Societe Generale Master Notes
      2.875%, 04/01/05                                    21,528         21,528
                                                                    -----------
Total Master Notes
  (Cost $46,644) ($ Thousands)                                           46,644
                                                                    -----------

CASH EQUIVALENT -- 0.9%
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A++                     37,807,643         37,808
                                                                    -----------
Total Cash Equivalent
  (Cost $37,808) ($ Thousands)                                           37,808
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (C) (E) -- 0.3%
  U.S. Trust
      2.925%, 09/14/05                               $     7,176    $     7,176
  Washington Mutual Bank
      2.820%, 08/18/05                                     7,176          7,176
                                                                    -----------
Total Certificates of Deposit
  (Cost $14,352) ($ Thousands)                                           14,352
                                                                    -----------

U.S. TREASURY OBLIGATION (A) -- 0.0%
  U.S. Treasury Bills
      2.875%, 08/25/05                                     2,250          2,223
                                                                    -----------
Total U.S. Treasury Obligation
  (Cost $2,224) ($ Thousands)                                             2,223
                                                                    -----------

REPURCHASE AGREEMENTS (C) -- 1.1%
  Barclays Capital
    2.850%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $7,627,042 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $1,162,093-
    $6,736,319, 3.020%-3.410%,
    06/01/06-08/30/07; with total
    market value $7,779,004)                               7,626          7,626
  Deutsche Bank
    2.830%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $25,777,675 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $79,205-
    $9,472,411, 0.000%-7.500%,
    01/01/09-12/01/37; with total
    market value $26,291,162)                             25,776         25,776
  Lehman Brothers
    2.800%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $13,707,357 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $650,511-
    $7,519,443, 1.750%-6.250%,
    09/15/06-02/01/11; with total
    market value $13,923,267)                             13,706         13,706
                                                                    -----------
Total Repurchase Agreements
  (Cost $47,108) ($ Thousands)                                           47,108
                                                                    -----------
Total Investments -- 110.3%
  (Cost $4,092,725) ($ Thousands)                                     4,741,206
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         17

STATEMENT OF NET ASSETS (Unaudited)

Large Cap Value Fund (Concluded)

March 31, 2005
--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (10.3)%
Payable Upon Return on Securities Loaned                            $  (440,541)
Payable for Investment Securities Purchased                             (29,846)
Payable for Fund Shares Redeemed                                         (4,939)
Investment Advisory Fees Payable                                         (1,034)
Administration Fees Payable                                              (1,296)
Shareholder Servicing Fees Payable                                         (749)
Administration Servicing Fees Payable                                        (6)
Other Assets and Liabilities, Net                                        34,284
                                                                    -----------
Total Other Assets and Liabilities                                     (444,127)
                                                                    -----------
Net Assets -- 100.0%                                                $ 4,297,079
                                                                    ===========

NET ASSETS:
Paid-in-Capital
  (unlimited authorization -- no par value)                         $ 3,557,923
Undistributed net investment income                                       2,233
Accumulated net realized gain on investments
  and futures contracts                                                  89,981
Net unrealized appreciation on investments                              648,481
Net unrealized depreciation on futures contracts                         (1,539)
                                                                    -----------
Net Assets                                                          $ 4,297,079
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($4,273,953,138 / 200,258,321 shares)                                  $21.34
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I
  ($23,126,100 / 1,083,686 shares)                                       $21.34
                                                                    ===========

A summary of the open Long Futures contracts held by the Fund at March 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                         Contract                    Unrealized
Type of                  Number of          Value     Expiration   Depreciation
Contract                 Contracts   ($Thousands)           Date   ($Thousands)
--------------------------------------------------------------------------------

S&P 500 Composite Index        138        $40,845       06/18/05        $(1,539)
                                                                        -------

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

*     Non-income producing security.

** Narrow industries are utilized for compliance puposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2005 (see Note 7). The total value of securities on loan at March 31, 2005 was $428,682 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2005 was $440,541 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2005.

(F) Securities considered illiquid. The total value of such securities as of March 31, 2005 was $0 and represented 0.00% of Net Assets.

(G) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

Cl -- Class

MTN -- Medium Term Note

Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

Large Cap Growth Fund

March 31, 2005
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

22.3% Information Technology
18.3% Consumer Discretionary
17.0% Financials
15.0% Health Care
 8.7% Consumer Staples
 7.8% Industrials
 4.4% Short-Term Investments
 2.4% Energy
 2.2% Asset-Backed Securities
 1.0% Materials
 0.8% Telecommunication Services
 0.1% U.S. Treasury Obligations

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.0**%

CONSUMER DISCRETIONARY -- 20.9%
  Bed Bath & Beyond (B)*                                 482,600    $    17,634
  Carnival (B)                                           310,720         16,098
  Clear Channel Communications                           480,180         16,552
  Comcast, Special Cl A (B)*                             250,140          8,355
  eBay*                                                2,682,460         99,948
  EchoStar Communications, Cl A (B)*                     178,300          5,215
  Family Dollar Stores                                   320,060          9,717
  Gannett                                                 57,650          4,559
  Harrah's Entertainment (B)                             231,280         14,936
  Home Depot                                             980,000         37,475
  International Game Technology                        1,200,000         31,992
  JC Penney                                              116,000          6,023
  Kohl's (B)*                                            909,400         46,952
  Lamar Advertising, Cl A*                               164,750          6,638
  Liberty Media International, Cl A (B)*                 900,000         39,366
  Liberty Media, Cl A*                                   528,760          5,483
  Lowe's (B)                                             915,320         52,256
  Marriott International, Cl A                           950,342         63,540
  McDonald's                                           1,008,400         31,402
  McGraw-Hill                                            280,980         24,516
  MGM Mirage (B)*                                        450,000         31,869
  Nike, Cl B (B)                                          89,400          7,448
  Omnicom Group (B)                                      213,000         18,855
  Staples                                              1,350,000         42,430
  Starwood Hotels & Resorts Worldwide                    130,910          7,859
  Station Casinos (B)                                     86,900          5,870
  Target                                                 761,790         38,105
  Time Warner*                                           810,840         14,230
  Univision Communications, Cl A (B)*                    616,120         17,060
  Valassis Communications*                               198,450          6,938
  Viacom, Cl B                                           619,340         21,572
  Walt Disney (B)                                        567,492         16,304

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  XM Satellite Radio Holdings,
    Cl A (B)*                                          1,231,000    $    38,776
                                                                    -----------
                                                                        805,973
                                                                    -----------

CONSUMER STAPLES -- 10.0%
  Altria Group                                           138,000          9,024
  Avon Products                                          369,160         15,852
  Colgate-Palmolive                                      329,619         17,196
  CVS (B)                                                144,000          7,577
  Estee Lauder, Cl A                                     179,600          8,078
  Gillette                                             1,459,835         73,692
  PepsiCo                                              1,094,511         58,042
  Procter & Gamble (B)                                   813,384         43,109
  Wal-Mart Stores (B)                                  1,836,510         92,028
  Walgreen (B)                                         1,033,000         45,886
  WM Wrigley Jr                                          215,930         14,159
                                                                    -----------
                                                                        384,643
                                                                    -----------

ENERGY -- 2.7%
  ConocoPhillips                                         339,500         36,612
  Exxon Mobil                                            249,100         14,846
  Noble (B)*                                             105,000          5,902
  Schlumberger (B)                                       483,031         34,044
  Williams                                               395,000          7,430
  XTO Energy                                             139,333          4,576
                                                                    -----------
                                                                        103,410
                                                                    -----------

FINANCIALS -- 10.9%
  American Express                                       303,300         15,581
  American International Group                         1,063,583         58,933
  Bank of America                                        127,000          5,601
  Capital One Financial (B)                               76,000          5,682
  Charles Schwab                                       4,401,860         46,264
  Chicago Mercantile Exchange
    Holdings (B)                                         150,000         29,104
  Fannie Mae                                             368,820         20,082
  Franklin Resources                                     366,100         25,133
  Freddie Mac                                            462,350         29,221
  Golden West Financial (B)                               86,140          5,211
  Goldman Sachs Group (B)                                725,300         79,776
  JPMorgan Chase                                         105,210          3,640
  Legg Mason                                             226,700         17,714
  MBNA                                                   595,260         14,614
  Moody's (B)                                            582,970         47,139
  State Street                                           133,800          5,850
  T Rowe Price Group                                     111,000          6,591
  Willis Group Holdings                                  142,170          5,242
                                                                    -----------
                                                                        421,378
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         19

STATEMENT OF NET ASSETS (Unaudited)

Large Cap Growth Fund

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

HEALTH CARE -- 17.1%
  Allergan (B)                                           550,000    $    38,209
  Amgen*                                               1,281,714         74,609
  Beckman Coulter (B)                                     90,000          5,981
  Boston Scientific*                                     711,700         20,846
  Caremark Rx*                                           831,560         33,079
  Eli Lilly                                              608,100         31,682
  Fisher Scientific International (B)*                   126,000          7,172
  Genentech (B)*                                       1,603,400         90,768
  Genzyme*                                               204,400         11,700
  Johnson & Johnson                                      749,792         50,356
  Kinetic Concepts*                                       85,000          5,070
  Laboratory of America Holdings (B)*                    163,000          7,857
  Medco Health Solutions (B)*                            206,320         10,227
  Medtronic                                            2,050,584        104,477
  Pfizer                                               1,062,330         27,907
  Stryker                                                184,570          8,234
  UnitedHealth Group                                      96,000          9,156
  WellPoint*                                             502,000         62,926
  Wyeth                                                  323,290         13,636
  Zimmer Holdings (B)*                                   599,140         46,619
                                                                    -----------
                                                                        660,511
                                                                    -----------

INDUSTRIALS -- 8.8%
  3M (B)                                                 384,848         32,978
  Apollo Group, Cl A (B)*                                171,200         12,679
  Caterpillar                                            226,838         20,742
  Cendant                                              1,046,020         21,485
  Cintas (B)                                             560,300         23,146
  Cooper Industries, Cl A                                 82,230          5,881
  Expeditors International Washington                    700,000         37,485
  Fastenal                                               283,100         15,658
  General Electric                                       770,500         27,784
  Illinois Tool Works                                    170,300         15,247
  Rockwell Automation                                    124,000          7,024
  Rockwell Collins                                       149,000          7,091
  Tyco International                                     531,480         17,964
  United Parcel Service, Cl B                            860,954         62,626
  Weight Watchers International (B)*                     750,000         32,235
                                                                    -----------
                                                                        340,025
                                                                    -----------

INFORMATION TECHNOLOGY -- 25.4%
  Adobe Systems                                           87,000          5,844
  Apple Computer (B)*                                     90,000          3,750
  Autodesk                                               195,000          5,803
  Automatic Data Processing (B)                          174,300          7,835
  Cisco Systems*                                       3,292,630         58,905
  Cognizant Technology Solutions,
    Cl A*                                                120,000          5,544
  Comverse Technology (B)*                               259,000          6,532
  Dell (B)*                                            1,673,330         64,289
  Electronic Arts (B)*                                    68,030          3,523

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  EMC*                                                 1,572,310    $    19,371
  First Data                                           2,978,580        117,088
  Fiserv (B)*                                            290,700         11,570
  Google, Cl A (B)*                                       94,960         17,141
  Intel                                                2,953,670         68,614
  International Business Machines                        113,000         10,326
  Intuit (B)*                                            800,000         35,016
  Juniper Networks (B)*                                  684,900         15,109
  Lexmark International, Cl A*                           350,000         27,989
  Linear Technology                                      943,690         36,153
  Marvell Technology Group (B)*                          160,000          6,134
  Maxim Integrated Products (B)                          425,200         17,378
  Microsoft                                            5,719,290        138,235
  Oracle*                                              2,149,000         26,820
  Paychex                                              2,613,300         85,769
  Qualcomm (B)                                         3,047,240        111,681
  Research In Motion*                                     78,000          5,961
  SanDisk*                                             1,200,000         33,360
  Seagate Technology (B)*                                270,000          5,278
  Trimble Navigation (B)*                                105,000          3,550
  Yahoo!*                                                715,210         24,246
                                                                    -----------
                                                                        978,814
                                                                    -----------

MATERIALS -- 1.2%
  Lyondell Chemical (B)                                  127,000          3,546
  Praxair                                                875,000         41,877
                                                                    -----------
                                                                         45,423
                                                                    -----------

TELECOMMUNICATION SERVICES -- 1.0%
  Crown Castle International*                            520,980          8,367
  Nokia ADR (B)*                                       1,889,200         29,150
                                                                    -----------
                                                                         37,517
                                                                    -----------
Total Common Stock
  (Cost $3,605,693) ($ Thousands)                                     3,777,694
                                                                    -----------

CORPORATE OBLIGATIONS (C) (E) -- 4.5%

FINANCIALS -- 4.4%
  Allstate Life Global Funding II MTN
      2.800%, 04/13/06                               $     2,195          2,195
  American General Finance (F)
      2.810%, 04/14/06                                     6,145          6,145
  CCN Bluegrass
      2.914%, 02/21/06                                     5,706          5,706
  Countrywide Home Loans
      3.120%, 03/21/06                                     7,198          7,198
  Countrywide Home Loans MTN, Ser M
      3.152%, 06/23/05                                     3,511          3,511
      3.040%, 11/30/05                                     9,656          9,656
      2.980%, 08/26/05                                     2,634          2,634
      2.940%, 05/20/05                                     1,756          1,756
      2.810%, 01/31/06                                     1,931          1,931


--------------------------------------------------------------------------------
20         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Five Finance MTN
      2.860%, 09/22/05                               $    12,465    $    12,463
  Harrier Finance Funding MTN
      3.034%, 09/15/05                                     2,546          2,545
  Harrier Finance Funding MTN, Ser 1
      3.016%, 06/15/05                                     7,637          7,637
  Irish Life & Permanent MTN, Ser X
      2.862%, 04/21/06                                     8,164          8,163
  Jackson National Life Funding (F)
      2.690%, 04/01/06                                    19,313         19,313
  Lakeside Funding
      2.790%, 04/08/05                                     5,322          5,322
  Morgan Stanley, Ser EXL
      2.720%, 05/04/06                                     1,756          1,756
  Morgan Stanley, Ser EXLS
      2.718%, 05/03/06                                     4,389          4,389
  Nationwide Building Society (F)
      3.083%, 04/28/05                                     4,389          4,389
      2.746%, 04/07/06                                     8,778          8,778
  Northern Rock (F)
      2.730%, 05/03/06                                     7,725          7,725
  Pacific Life Global Funding (F)
      2.790%, 03/13/06                                     6,584          6,584
  Premium Asset Trust (F)
      2.820%, 01/15/06                                    12,290         12,290
      2.755%, 02/06/06                                     6,496          6,502
  SLM MTN, Ser X
      2.850%, 04/20/06                                    15,362         15,362
  White Pine Finance MTN, Ser 1
      2.696%, 11/01/05                                     3,863          3,862
                                                                    -----------
                                                                        167,812
                                                                    -----------

INDUSTRIALS -- 0.1%
  Caterpillar Financial Services MTN,
    Ser F
      2.730%, 07/09/05                                     4,389          4,389
                                                                    -----------
Total Corporate Obligations
  (Cost $172,201) ($ Thousands)                                         172,201
                                                                    -----------

COMMERCIAL PAPER (C) (D)-- 3.6%

FINANCIALS -- 3.6%
  Brahms Funding
      2.972%, 05/20/05                                    13,705         13,650
  Broadhollow Funding
      2.851%, 04/05/05                                     7,462          7,459
  CCN Independence IV
      2.880%, 01/17/06                                     1,756          1,756
  Capital One
      3.040%, 06/20/05                                     3,511          3,488
      3.017%, 06/07/05                                     3,072          3,055
      2.834%, 04/19/05                                     2,503          2,499

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Cobbler Funding
      3.073%, 06/28/05                               $     1,607    $     1,595
  Eiffel Funding
      2.889%, 05/09/05                                     2,195          2,188
      2.741%, 04/08/05                                     6,584          6,580
  Golden Fish
      2.651%, 04/04/05                                     6,147          6,145
      2.621%, 04/08/05                                    13,637         13,630
  HSBC Finance
      2.714%, 04/20/05                                     3,950          3,945
  Liberty Harbour
      2.894%, 04/18/05                                     6,589          6,580
  Mitten
      2.803%, 04/14/05                                     7,462          7,454
      2.762%, 04/11/05                                     4,389          4,386
  Park Granada
      2.802%, 04/12/05                                     6,935          6,929
  Park Sienna
      2.880%, 04/01/05                                     8,604          8,604
  Rhineland Funding
      2.758%, 05/09/05                                     1,756          1,751
      2.757%, 05/03/05                                    17,586         17,543
      2.757%, 05/06/05                                     2,349          2,343
  SBC Communications
      2.878%, 05/04/05                                     2,287          2,281
      2.878%, 05/05/05                                     6,496          6,479
  Thornburg Mortgage Capital
      2.844%, 04/19/05                                     8,072          8,061
                                                                    -----------
Total Commercial Paper
  (Cost $138,401) ($ Thousands)                                         138,401
                                                                    -----------

ASSET-BACKED SECURITIES (C) (E)-- 2.5%

AUTOMOTIVE -- 0.1%
  Drivetime Auto Owner Trust,
    Ser 2004-C, Cl A1
      2.830%, 11/15/05                                       557            557
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
      2.870%, 03/15/06                                     2,934          2,934
                                                                    -----------
                                                                          3,491
                                                                    -----------

MORTGAGE RELATED SECURITIES -- 2.4%
  Aire Valley Mortgages, Ser 2004-1A,
    Cl 1A
      2.850%, 09/20/05                                     5,618          5,618
  Blue Heron Funding, Ser 9A,
    Cl A1
      2.880%, 02/22/06                                     8,779          8,779


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         21

STATEMENT OF NET ASSETS (Unaudited)

Large Cap Growth Fund (Concluded)

March 31, 2005
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Cheyne High Grade, Ser 2004-1A,
    Cl A1
      2.791%, 11/10/05                               $     5,048    $     5,048
  Commodore, Ser 2003-2A, Cl A1MM
      3.100%, 06/14/05                                     4,038          4,038
  Davis Square Funding, Ser 2004-2A,
    Cl AMMB
      2.776%, 04/06/05                                     4,389          4,389
  Davis Square Funding, Ser 2004-2A,
    Cl AMMC
      2.776%, 05/06/05                                     4,389          4,389
  Duke Funding, Ser 2004-6B, Cl A1S1
      2.680%, 04/08/05                                     4,389          4,389
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
      2.900%, 09/20/05                                    11,149         11,149
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
      2.920%, 05/18/05                                     9,126          9,126
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
      2.900%, 11/25/05                                    15,937         15,937
  RMAC, Ser 2004-NS3A, Cl A1
      2.800%, 06/12/05                                     3,689          3,689
  Saturn Ventures
      2.806%, 08/08/05                                     8,164          8,164
  TIAA Real Estate, Ser 2003 1A, Cl A
      2.880%, 03/28/06                                     5,668          5,668
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMB
      3.040%, 06/15/05                                     2,195          2,195
                                                                    -----------
                                                                         92,578
                                                                    -----------
Total Asset-Backed Securities
  (Cost $96,069) ($ Thousands)                                           96,069
                                                                    -----------

CASH EQUIVALENTS -- 2.0%
  First Union Cash Management
    Program                                            2,060,141          2,060
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A+                      75,412,463         75,412
                                                                    -----------
Total Cash Equivalents
  (Cost $77,472) ($ Thousands)                                           77,472
                                                                    -----------

MASTER NOTES (C) -- 1.6%
  Bank of America Master Notes
      2.955%, 04/01/05                                    21,946         21,946
  Bear Stearns Master Notes
      3.050%,04/01/05                                      8,779          8,779
  Societe Generale Master Notes
      2.875%, 04/01/05                                    26,336         26,336
                                                                    -----------
Total Master Notes
  (Cost $57,061) ($ Thousands)                                           57,061
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (C) (E) -- 0.4%
  U.S. Trust
      2.925%, 09/14/05                               $     8,778    $     8,778
  Washington Mutual Bank
      2.820%, 08/18/05                                     8,779          8,779
                                                                    -----------
Total Certificates of Deposit
  (Cost $17,557) ($ Thousands)                                           17,557
                                                                    -----------

U.S. TREASURY OBLIGATION (A) -- 0.1%
  U.S. Treasury Bills
      2.872%, 08/25/05                                     2,375          2,347
                                                                    -----------
Total U.S. Treasury Obligation
  (Cost $2,347) ($ Thousands)                                             2,347
                                                                    -----------

REPURCHASE AGREEMENTS (C) -- 1.4%
  Barclays Capital
    2.850%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $9,330,194 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $1,421,593-
    $8,240,568, 3.020%-3.410%,
    06/01/06-08/30/07; with total
    market value $9,516,089)                               9,329          9,329
  Deutsche Bank
    2.830%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $31,533,942 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $96,891-
    $11,587,641, 0.000%-7.500%,
    01/01/09-12/01/37; with total
    market value $32,162,093)                             31,531         31,531
  Lehman Brothers
    2.800%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $16,728,270 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $795,772-
    $9,198,568, 1.750%-6.250%,
    09/15/06-02/01/11; with total
    market value $17,032,393)                             16,767         16,767
                                                                    -----------
Total Repurchase Agreements
  (Cost $57,627) ($ Thousands)                                           57,627
                                                                    -----------
Total Investments -- 114.1%
  (Cost $4,224,428) ($ Thousands)                                     4,396,429
                                                                    -----------


--------------------------------------------------------------------------------
22         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (14.1)%
Payable Upon Return on Securities Loaned                            $  (538,916)
Payable for Investment Securities Purchased                             (11,348)
Payable for Fund Shares Redeemed                                         (4,734)
Administration Fees Payable                                              (1,162)
Investment Advisory Fees Payable                                         (1,155)
Shareholder Servicing Fees Payable                                         (440)
Administration Servicing Fees Payable                                        (5)
Other Assets and Liabilities, Net                                        15,179
                                                                    -----------
Total Other Assets and Liabilities                                     (542,581)
                                                                    -----------
Net Assets -- 100.0%                                                $ 3,853,848
                                                                    ===========

NET ASSETS:
Paid-in-Capital
  (unlimited authorization -- no par value)                         $ 5,295,714
Undistributed net investment income                                         729
Accumulated net realized loss on investments
  and futures contracts                                              (1,612,967)
Net unrealized appreciation on investments                              172,001
Net unrealized depreciation on futures contracts                         (1,629)
                                                                    -----------
Net Assets                                                          $ 3,853,848
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($3,825,847,413 / 217,204,020 shares)                                  $17.61
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I
  ($28,000,109 / 1,603,009 shares)                                       $17.47
                                                                    ===========

A summary of the open Long Futures contracts held by the Fund at March 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                         Contract                    Unrealized
Type of                  Number of          Value     Expiration   Depreciation
Contract                 Contracts   ($Thousands)           Date   ($Thousands)
--------------------------------------------------------------------------------

S&P 500 Composite Index        146        $43,212       06/18/05        $(1,629)
                                                                        -------

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

*     Non-income producing security.

** Narrow industries are utilized for compliance puposes, whereas broad sectors are utilized for reporting.

+     See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2005 (see Note 7). The total value of securities on loan at March 31, 2005 was $522,787 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2005 was $538,916 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2005.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

ADR -- American Depositary Receipt

Cl -- Class

MTN -- Medium Term Note

Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         23

STATEMENT OF NET ASSETS (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2005
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

19.1% Consumer Discretionary
17.8% Information Technology
13.4% Industrials
13.3% Health Care
12.5% Financials
 6.3% Materials
 4.5% Utilities
 4.1% Energy
 4.0% Consumer Staples
 3.8% Short-Term Investments
 1.1% Telecommunication Services
 0.1% U.S. Treasury Obligations

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.5%

CONSUMER DISCRETIONARY -- 19.4%
  Abercrombie & Fitch, Cl A                               12,800    $       733
  Adesa*                                                  14,500            339
  Advo                                                    10,200            382
  Alliance Gaming*                                        27,100            260
  American Eagle Outfitters                               29,400            869
  American Greetings, Cl A                                19,200            489
  AnnTaylor Stores*                                       25,250            646
  ArvinMeritor                                            15,900            246
  Autoliv                                                 18,600            886
  Autonation*                                             13,100            248
  Bandag                                                   5,600            263
  Barnes & Noble*                                         23,000            793
  BOB Evans Farms                                         12,000            281
  BorgWarner                                              22,615          1,101
  Brunswick                                               26,000          1,218
  Cablevision Systems, Cl A*                              10,000            280
  Callaway Golf                                            5,100             65
  Cato, Cl A                                              21,900            706
  Cheesecake Factory*                                     16,350            580
  Claire's Stores                                          2,000             46
  Coach*                                                  21,200          1,201
  Columbia Sportswear*                                     8,400            447
  Cooper Tire & Rubber                                    12,900            237
  Cost Plus*                                               9,800            263
  CSK Auto*                                                8,400            148
  Design Within Reach*                                    25,600            403
  Dick's Sporting Goods*                                  23,565            866
  Dollar Thrifty Automotive Group*                         4,800            157
  Dollar Tree Stores*                                      8,100            233
  DreamWorks Animation SKG, Cl A*                          2,700            110
  Electronics Boutique Holdings*                          10,100            434
  Exide Technologies*                                     24,600            317
  Federated Department Stores                             15,400            980
  Fleetwood Enterprises*                                  43,200            376

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Four Seasons Hotels                                      9,200    $       650
  GameStop, Cl B*                                          9,772            218
  Gentex                                                  13,000            415
  Getty Images*                                            9,600            683
  Great Wolf Resorts*                                     17,000            424
  Group 1 Automotive*                                      7,100            187
  GTECH Holdings                                          12,700            299
  Handleman                                               55,400          1,050
  Jarden*                                                 36,590          1,679
  Jo-Ann Stores*                                          11,900            334
  K2*                                                     29,200            402
  Kerzner International*                                   8,900            545
  La-Z-Boy                                                15,500            216
  Lamar Advertising, Cl A*                                15,100            608
  Leapfrog Enterprises*                                   21,900            249
  Lear                                                    11,700            519
  Lions Gate Entertainment*                               43,190            477
  MSC Industrial Direct, Cl A                             38,300          1,170
  MTR Gaming Group*                                       30,200            374
  New York*                                               20,200            405
  NVR*                                                     1,600          1,256
  OfficeMax                                                5,500            184
  Orange 21*                                              22,700            148
  Panera Bread, Cl A*                                      7,000            396
  PDI*                                                    14,300            293
  Petsmart                                                26,100            750
  PF Chang's China Bistro*                                12,800            765
  Phillips-Van Heusen                                     17,270            460
  Pier 1 Imports                                          14,500            264
  Polo Ralph Lauren                                       33,400          1,296
  Reebok International                                    10,200            452
  Regis                                                   14,900            610
  Rinker Group ADR                                         5,200            436
  Royal Caribbean Cruises                                 11,200            501
  Ryland Group                                            26,800          1,662
  Saks                                                    42,700            771
  Scholastic*                                             14,300            528
  ShopKo Stores*                                          26,000            578
  Sonic*                                                  18,300            611
  Sonic Automotive                                        14,900            338
  Sports Authority*                                       14,600            402
  Station Casinos                                         13,070            883
  Stride Rite                                             38,900            517
  Technical Olympic USA                                   19,400            586
  Triarc, Cl A                                            16,800            239
  Unifi*                                                  19,700             66
  Urban Outfitters*                                       10,800            518
  Valassis Communications*                                 7,900            276
  Visteon                                                 35,300            202
  Warnaco Group*                                          23,500            565
  Whirlpool                                                8,500            576
  Williams-Sonoma*                                        27,900          1,025


--------------------------------------------------------------------------------
24         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Wynn Resorts*                                           12,000    $       813
  XM Satellite Radio Holdings, Cl A*                       4,900            154
                                                                    -----------
                                                                         46,628
                                                                    -----------

CONSUMER STAPLES -- 4.0%
  Alberto-Culver                                          15,930            762
  BJ's Wholesale Club*                                    10,200            317
  Chiquita Brands International*                          14,400            386
  Church & Dwight                                         31,735          1,126
  Corn Products International                             28,600            743
  Dean Foods*                                             17,800            611
  Del Monte Foods*                                        15,900            172
  JM Smucker                                               4,100            206
  Molson Coors Brewing, Cl B                              14,800          1,142
  Nash Finch                                              11,300            429
  Pathmark Stores*                                        28,000            177
  PepsiAmericas                                           30,100            682
  Ralcorp Holdings                                        12,400            587
  Supervalu                                               20,900            697
  Tyson Foods, Cl A                                        9,400            157
  United Natural Foods*                                   37,340          1,069
  Universal                                                6,300            288
  Winn-Dixie Stores (B)*                                  13,600             13
                                                                    -----------
                                                                          9,564
                                                                    -----------

ENERGY -- 4.1%
  Amerada Hess                                             8,600            827
  Ashland                                                  6,800            459
  Berry Petroleum, Cl A                                    9,110            469
  CARBO Ceramics                                           4,005            281
  EOG Resources                                            8,600            419
  Forest Oil*                                             15,500            628
  Houston Exploration*                                    11,300            644
  Input/Output*                                           23,100            149
  Kerr-McGee                                              11,300            885
  National-Oilwell*                                        5,900            276
  Patterson-UTI Energy                                    10,200            255
  Plains Exploration & Production*                        19,585            683
  Rowan*                                                  21,900            655
  Stone Energy*                                           12,100            588
  Swift Energy*                                           23,300            663
  Tesoro*                                                 34,000          1,259
  Ultra Petroleum*                                         5,100            259
  Vintage Petroleum                                       13,900            437
                                                                    -----------
                                                                          9,836
                                                                    -----------

FINANCIALS -- 12.5%
  Aames Investment+*                                      24,300            199
  Accredited Home Lenders Holding*                         8,200            297
  Affiliated Managers Group*                              16,300          1,011
  Allmerica Financial*                                    19,500            701
  American Financial Group                                22,200            684

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  AmerUs Group                                            10,400    $       491
  Astoria Financial                                       24,300            615
  Bancorpsouth                                            23,200            479
  Bank of Hawaii                                           6,300            285
  Bear Stearns                                             7,000            699
  Calamos Asset Management, Cl A*                          8,000            215
  CapitalSource*                                          24,900            573
  CIT Group                                               13,300            505
  City National                                           12,900            901
  Colonial BancGroup                                      34,200            702
  Commerce Bancshares                                     13,137            633
  Downey Financial                                         8,000            492
  E*Trade Financial*                                     116,500          1,398
  East-West Bancorp                                        8,000            295
  First American                                          24,400            804
  First Niagara Financial Group                           47,300            625
  Flagstar Bancorp                                        16,800            328
  Friedman Billings Ramsey Group,
    Cl A+                                                 18,300            290
  Gold Banc                                               34,400            483
  Greater Bay Bancorp                                     11,100            271
  Hibernia, Cl A                                          28,600            915
  Host Marriott+                                          23,000            381
  Huntington Bancshares                                   33,000            789
  Huron Consulting Group*                                  3,600             75
  IndyMac Bancorp                                         18,800            639
  Investors Financial Services                            13,280            650
  Jones Lang LaSalle*                                      9,740            454
  LandAmerica Financial Group                             13,800            690
  Max Re Capital                                          20,300            478
  Montpelier Re Holdings                                  10,400            366
  Nuveen Investments, Cl A                                 2,800             96
  Old Republic International                              25,500            594
  Oriental Financial Group                                 7,420            174
  PartnerRe                                               13,700            885
  Popular                                                 26,900            654
  ProAssurance*                                           11,920            471
  Providian Financial*                                    49,000            841
  Radian Group                                             7,524            359
  Silicon Valley Bancshares*                              16,400            723
  Sovereign Bancorp                                       69,700          1,545
  Stancorp Financial Group                                 4,400            373
  Sterling Financial*                                     11,800            421
  Stewart Information Services                            10,500            394
  Sunstone Hotel Investors+                               23,300            500
  TD Banknorth                                             8,330            260
  Toronto-Dominion Bank                                    1,294             53
  U-Store-It Trust+                                       23,100            402
  UCBH Holdings                                           13,655            545
  UnionBanCal                                             14,300            876
  Washington Federal                                       9,040            211
  Wintrust Financial                                       6,100            287
                                                                    -----------
                                                                         30,077
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         25

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

HEALTH CARE -- 13.3%
  Abgenix*                                                48,900    $       342
  Accelrys*                                               37,600            223
  Alpharma, Cl A                                          26,900            331
  American Healthways*                                    25,895            855
  American Medical Systems Holdings*                      32,290            555
  Amylin Pharmaceuticals*                                 21,100            369
  Animas*                                                 22,300            451
  Applera--Applied Biosystems Group                       30,200            596
  Applera--Celera Genomics Group*                         44,000            451
  Apria Healthcare Group*                                  7,135            229
  Barr Pharmaceuticals*                                   38,200          1,865
  Bausch & Lomb                                            6,200            454
  Beckman Coulter                                          6,600            439
  Cephalon*                                               26,000          1,218
  Community Health Systems*                               17,700            618
  Cooper                                                  14,370          1,048
  Coventry Health Care*                                    5,250            358
  Cubist Pharmaceuticals*                                 55,200            586
  CV Therapeutics*                                        67,600          1,376
  DaVita*                                                 11,800            494
  Dendreon*                                               59,200            323
  Depomed*                                                51,100            201
  DJ Orthopedics*                                         33,100            829
  Endo Pharmaceuticals Holdings*                          21,100            476
  Express Scripts*                                         4,900            427
  First Horizon Pharmaceutical*                           30,800            520
  Fisher Scientific International*                        21,700          1,235
  Genencor International*                                 18,600            358
  Health Net*                                             30,000            981
  Human Genome Sciences*                                  20,800            192
  IDX Systems*                                            17,900            622
  Immucor*                                                19,050            575
  InterMune*                                              26,400            290
  Invitrogen*                                              8,500            588
  Kindred Healthcare*                                      8,700            305
  Kinetic Concepts*                                        9,090            542
  King Pharmaceuticals*                                   18,700            155
  Laboratory of America Holdings*                          9,400            453
  Ligand Pharmaceuticals, Cl B*                           61,100            350
  Magellan Health Services*                                8,600            293
  Manor Care                                               8,700            316
  Medicis Pharmaceutical, Cl A                            17,400            522
  MGI Pharma*                                             15,000            379
  Millipore*                                               2,000             87
  Myriad Genetics*                                         8,300            153
  Neurocrine Biosciences*                                  8,300            316
  Nu Skin Enterprises, Cl A                               10,200            230
  Par Pharmaceutical*                                     10,800            361
  Parexel International*                                  12,200            287
  PerkinElmer                                             20,100            415
  Pharmacopeia Drug Discovery*                            24,450            123
  Pozen*                                                  29,000            151

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Prestige Brands Holdings*                               26,700    $       471
  Protein Design Labs*                                    27,800            445
  Psychiatric Solutions*                                   9,540            439
  Rigel Pharmaceuticals*                                  16,300            261
  SFBC International*                                     16,465            580
  SurModics*                                               1,400             45
  Sybron Dental Specialties*                              26,366            947
  Syneron Medical*                                         7,100            226
  Telik*                                                  24,100            363
  Triad Hospitals*                                        20,100          1,007
  Trimeris*                                               42,700            481
  United Surgical Partners
    International*                                         4,300            197
  Universal Health Services, Cl B                          2,100            110
  Varian Medical Systems*                                  2,500             86
  Watson Pharmaceuticals*                                 13,700            421
                                                                    -----------
                                                                         31,992
                                                                    -----------

INDUSTRIALS -- 13.4%
  Actuant, Cl A*                                           5,500            247
  Advisory Board*                                          4,200            184
  Alaska Air Group*                                       16,000            471
  Albany International, Cl A                              18,700            577
  Avery Dennison                                           4,400            272
  Banta                                                   27,700          1,186
  BearingPoint*                                           76,400            670
  Briggs & Stratton                                       27,900          1,016
  Bright Horizons Family Solutions*                       15,800            533
  Brink's                                                 21,500            744
  Calgon Carbon                                           34,600            295
  CNH Global                                              26,440            497
  Corporate Executive Board                                8,300            531
  Cummins                                                 15,000          1,055
  Deluxe                                                   7,600            303
  Education Management*                                   23,400            654
  Engineered Support Systems                               7,600            407
  ESCO Technologies*                                       5,105            410
  Esterline Technologies*                                  9,700            335
  Flowserve*                                               8,500            220
  GATX                                                    22,400            743
  General Maritime*                                        8,205            397
  Goodrich                                                30,100          1,153
  Grupo TMM ADR, Cl A*                                    42,600            130
  Harsco                                                  12,500            745
  Herman Miller                                           27,500            828
  Intermagnetics General*                                 13,823            336
  iPayment*                                                9,170            387
  ITT Educational Services*                               11,900            577
  Joy Global                                              18,372            644
  Kansas City Southern*                                   18,000            347
  Lafarge North America                                    6,200            362
  Laidlaw International*                                  47,200            982
  Landstar System*                                        15,240            499


--------------------------------------------------------------------------------
26         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Lennox International                                    12,500    $       274
  Levitt, Cl A                                             7,250            186
  Manitowoc                                               13,200            533
  Milacron*                                               65,559            200
  Mine Safety Appliances                                  13,470            522
  Monster Worldwide*                                      21,300            597
  Moog, Cl A*                                              7,920            358
  Navistar International*                                 13,400            488
  Orbital Sciences*                                       19,400            188
  Oshkosh Truck                                            8,400            689
  Pall                                                    26,900            729
  PHH*                                                     8,900            195
  Power-One*                                              16,500             80
  Quanta Services*                                        69,800            533
  Resources Connection*                                   21,700            454
  Rofin-Sinar Technologies*                                9,700            312
  RR Donnelley & Sons                                      4,300            136
  Ryder System                                            28,800          1,201
  Tecumseh Products, Cl A                                  8,800            349
  Teledyne Technologies*                                   8,600            269
  Thomas & Betts*                                         10,900            352
  Timken                                                   8,700            238
  Toro                                                     8,945            792
  TurboChef Technologies*                                 24,100            359
  United Rentals*                                         25,500            515
  Universal Forest Products                               15,600            606
  UTI Worldwide                                            7,200            500
  Walter Industries                                       11,600            494
  Washington Group International*                         14,000            630
  Westinghouse Air Brake Technologies                     16,000            328
  York International                                      10,300            404
                                                                    -----------
                                                                         32,248
                                                                    -----------

INFORMATION TECHNOLOGY -- 17.8%
  Agere Systems, Cl B*                                   133,100            189
  Agilysys                                                13,100            258
  Akamai Technologies*                                    36,600            466
  Alliance Semiconductor*                                 31,800             79
  Altera*                                                 41,700            825
  AMIS Holdings*                                          26,600            300
  Amkor Technology*                                       30,800            119
  Amphenol, Cl A*                                          8,700            322
  aQuantive*                                              52,300            579
  Arris Group (B)*                                       132,300            914
  Ascential Software*                                     48,050            890
  ATI Technologies*                                       19,900            343
  Autodesk                                                12,080            360
  Avaya*                                                  69,000            806
  Avid Technology*                                         1,000             54
  Avocent*                                                19,100            490
  Axcelis Technologies*                                   31,700            231
  Black Box                                                7,200            269
  BMC Software*                                           30,400            456

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Brooks Automation*                                      65,500    $       994
  C-COR*                                                  80,200            488
  Cadence Design Systems*                                 24,300            363
  Certegy                                                  9,000            312
  Check Point Software Technologies*                      15,900            346
  Checkfree*                                               7,300            298
  Citrix Systems*                                         26,700            636
  CNET Networks*                                          31,800            300
  Cognizant Technology Solutions, Cl A*                   19,500            901
  Conexant Systems*                                       84,700            127
  Convergys*                                              26,200            391
  Cree*                                                   16,100            350
  CSG Systems International*                              24,400            397
  Cymer*                                                  14,900            399
  Digitas*                                                44,100            445
  Dolby Laboratories, Cl A*                                3,000             71
  E.piphany*                                              57,500            204
  Earthlink*                                              80,100            721
  Emulex*                                                 23,800            448
  eResearch Technology*                                   21,300            251
  F5 Networks*                                            13,080            660
  Fairchild Semiconductor International*                  39,600            607
  Faro Technologies*                                      30,295            713
  FEI*                                                    34,500            799
  Foundry Networks*                                       47,800            473
  Global Payments                                          5,200            335
  InFocus*                                                26,600            153
  Informatica*                                            32,700            270
  Integrated Device Technology*                            9,000            108
  Internet Security Systems*                               5,700            104
  Intersil, Cl A                                          47,300            819
  Jack Henry & Associates                                 24,700            444
  Keynote Systems*                                        26,900            319
  Komag*                                                  26,800            599
  Lam Research*                                           18,800            543
  Lattice Semiconductor*                                 212,000          1,138
  LSI Logic*                                              70,600            395
  Macromedia*                                              1,000             34
  Manhattan Associates*                                   15,300            312
  Maxtor*                                                165,000            878
  Mentor Graphics*                                        40,500            555
  Mercury Interactive*                                    10,800            512
  Methode Electronics                                     33,500            406
  Micrel*                                                 52,500            484
  Mindspeed Technologies*                                 16,900             38
  NetIQ*                                                  22,300            255
  Novellus Systems*                                       31,800            850
  Nvidia*                                                 15,525            369
  O2Micro International*                                  35,200            362
  Openwave Systems*                                       27,600            336
  Parametric Technology*                                  65,800            368
  Paxar*                                                  22,000            469
  Pixar*                                                   3,800            371


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         27

STATEMENT OF NET ASSETS (Unaudited)

Tax-Managed Small Cap Fund (Concluded)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Pixelworks*                                            106,600    $       869
  Plantronics                                             12,200            465
  PMC - Sierra*                                           21,300            187
  Polycom*                                                69,000          1,170
  Power Integrations*                                      4,400             92
  Quantum*                                               150,400            438
  RADWARE*                                                 7,900            185
  Red Hat*                                                46,100            503
  Redback Networks*                                       19,700            118
  RF Micro Devices*                                      121,700            635
  SafeNet*                                                13,700            402
  Shanda Interactive Entertainment
    ADR*                                                  18,475            558
  Sybase*                                                 13,200            244
  Synopsys*                                                9,200            167
  Teradyne*                                               43,300            632
  THQ*                                                    17,500            492
  TIBCO Software*                                         73,000            544
  Titan*                                                  33,200            603
  TTM Technologies*                                       30,200            316
  Unisys*                                                 79,900            564
  Utstarcom*                                              17,600            193
  Veeco Instruments*                                       3,000             45
  Verint Systems*                                         10,535            368
  WatchGuard Technologies*                                 7,100             23
  Wavecom ADR*                                            28,000            149
  Western Digital*                                       104,900          1,337
  Zoran*                                                  12,900            134
                                                                    -----------
                                                                         42,903
                                                                    -----------

MATERIALS -- 6.3%
  Albemarle                                               17,200            625
  Aptargroup                                               8,500            442
  Ball                                                     6,500            270
  Carpenter Technology                                    11,445            680
  Constar International*                                  20,800            118
  Crown Holdings*                                         68,500          1,066
  Cytec Industries                                        40,700          2,208
  Eastman Chemical                                         7,800            460
  FMC*                                                    16,400            877
  Foundation Coal Holdings                                17,500            411
  Georgia Gulf                                             6,760            311
  Headwaters*                                             12,400            407
  Hercules*                                               32,600            472
  Jacuzzi Brands*                                         53,900            526
  Louisiana-Pacific                                       12,000            302
  Lubrizol                                                14,300            581
  Massey Energy                                           11,100            444
  Mosaic*                                                 14,300            244
  NS Group*                                               15,100            474
  OM Group*                                               15,900            484
  Owens-Illinois*                                         18,500            465

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Packaging of America                                    16,300    $       396
  Peabody Energy                                           4,600            213
  Quanex                                                  12,750            680
  Silgan Holdings                                          4,920            320
  Terra Industries*                                       84,600            657
  Trex*                                                    8,400            373
  United States Steel                                     12,300            625
                                                                    -----------
                                                                         15,131
                                                                    -----------

TELECOMMUNICATION SERVICES -- 1.1%
  Alamosa Holdings*                                       36,020            420
  CenturyTel                                              19,200            631
  Nextel Partners, Cl A*                                  19,200            422
  Spectrasite*                                            18,960          1,099
                                                                    -----------
                                                                          2,572
                                                                    -----------

UTILITIES -- 4.6%
  Allete                                                   6,866            287
  Avista                                                  26,200            459
  Centerpoint Energy                                      25,300            304
  CMS Energy*                                             67,500            880
  Constellation Energy Group                               7,700            398
  DPL                                                      8,700            218
  Edison International                                    36,100          1,253
  El Paso Electric*                                       14,400            274
  Energen                                                  9,000            599
  MDU Resources Group                                     27,450            758
  Northeast Utilities                                     28,300            545
  NorthWestern                                            17,400            459
  Oneok                                                   10,200            314
  Pinnacle West Capital                                   10,200            434
  PNM Resources                                           12,300            328
  PPL                                                      9,100            491
  Puget Energy                                            18,300            403
  Reliant Energy*                                         34,000            387
  Sempra Energy                                           20,400            813
  UGI                                                     17,250            784
  Wisconsin Energy                                        15,800            561
                                                                    -----------
                                                                         10,949
                                                                    -----------
Total Common Stock
  (Cost $195,218) ($ Thousands)                                         231,900
                                                                    -----------

                                                       Number of
                                                        Warrants

WARRANTS -- 0.0%
  Washington Mutual (D)*                                 100,700             12
                                                                    -----------
Total Warrants
  (Cost $26) ($ Thousands)                                                   12
                                                                    -----------


--------------------------------------------------------------------------------
28         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

                                                       Number of
                                                          Rights

RIGHTS -- 0.0%
  Bank United (E) (F)*                                     7,000    $        --
                                                                    -----------
Total Rights
  (Cost $2) ($ Thousands)                                                    --
                                                                    -----------

U.S. TREASURY OBLIGATION -- 0.1%
  U.S. Treasury Bills (A)
      2.872%, 08/25/05                               $       260            257
                                                                    -----------
Total U.S. Treasury Obligation
  (Cost $257) ($ Thousands)                                                 257
                                                                    -----------

CASH EQUIVALENTS -- 3.8%
  Reserve Funds Primary Fund (C)                         177,919            178
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A++                      8,996,413          8,996
                                                                    -----------
Total Cash Equivalents
  (Cost $9,174) ($ Thousands)                                             9,174
                                                                    -----------
Total Investments -- 100.4%
  (Cost $204,677) ($ Thousands)                                         241,343
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (0.4)%
Payable for Investment Securities Purchased                              (2,870)
Payable for Fund Shares Redeemed                                           (197)
Payable Upon Return on Securities Loaned                                   (178)
Investment Advisory Fees Payable                                           (115)
Administration Fees Payable                                                 (72)
Shareholder Servicing Fees Payable                                          (33)
Other Assets and Liabilities, Net                                         2,417
                                                                    -----------
Total Other Assets and Liabilities                                       (1,048)
                                                                    -----------
Net Assets -- 100.0%                                                $   240,295
                                                                    ===========

NET ASSETS:
Paid-in-Capital
  (unlimited authorization -- no par value)                         $   195,790
Distribution in excess of net investment income                            (153)
Accumulated net realized gain on investments
  and futures contracts                                                   8,063
Net unrealized appreciation on investments                               36,666
Net unrealized depreciation on futures contracts                            (71)
                                                                    -----------
Net Assets                                                          $   240,295
                                                                    ===========

Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($240,294,786 / 19,914,585 shares)                                     $12.07
                                                                    ===========

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

A summary of the open Long Futures contracts held by the Fund at March 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                         Contract                    Unrealized
Type of                  Number of          Value     Expiration   Depreciation
Contract                 Contracts   ($Thousands)           Date   ($Thousands)
--------------------------------------------------------------------------------

Russell 2000 Index              34         $2,101       06/17/05           $(43)
S&P 400 Index                   22          1,450       06/17/05            (28)
                                                                           ----
                                                                           $(71)
                                                                           ----

*     Non-income producing security.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2005 (see Note 7). The total value of securities on loan at March 31, 2005 was $75 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2005 was $178 ($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E) This security was issued for possible settlement of pending litigation and does not have an expiration date.

(F) Securities considered illiquid. The total value of such securities as of March 31, 2005 was $0 and represented 0.00% of Net Assets.

ADR -- American Depositary Receipt

Cl -- Class

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         29

STATEMENT OF NET ASSETS (Unaudited)

Small Cap Value Fund

March 31, 2005
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

29.9% Financials
15.1% Industrials
14.9% Consumer Discretionary
 8.2% Information Technology
 5.7% Health Care
 5.5% Energy
 5.1% Materials
 5.0% Short-Term Investments
 3.9% Utilities
 3.2% Asset-Backed Securities
 2.7% Consumer Staples
 0.5% Telecommunication Services
 0.3% Exchange Traded Fund

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.0%

CONSUMER DISCRETIONARY -- 18.1%
  1-800 Contacts (B)*                                     66,300    $     1,384
  7-Eleven*                                               12,600            303
  Aaron Rents                                             70,400          1,408
  Abercrombie & Fitch, Cl A                               21,700          1,242
  Adesa (B)*                                              92,800          2,168
  Advo                                                   224,575          8,410
  Aftermarket Technology*                                 49,870            823
  Alliance Gaming (B)*                                   229,790          2,204
  American Axle & Manufacturing
    Holdings (B)                                          40,660            996
  American Greetings, Cl A (B)                           122,370          3,118
  American Woodmark                                        7,900            287
  AnnTaylor Stores (B)*                                   81,900          2,096
  Arctic Cat                                              61,200          1,656
  ArvinMeritor                                           132,700          2,053
  Bandag                                                  11,300            531
  Belo, Cl A                                              51,270          1,238
  Bluegreen*                                              18,400            236
  Blyth                                                    6,300            201
  Brinker International*                                  21,410            775
  Brown Shoe                                              62,700          2,149
  Carmike Cinemas                                         44,410          1,656
  Catalina Marketing                                      75,300          1,950
  Cato, Cl A                                              64,000          2,064
  CellStar (B)*                                          190,900            445
  CKE Restaurants*                                        55,000            872
  Claire's Stores                                         11,700            270
  Cooper Tire & Rubber (B)                                82,330          1,512
  CSK Auto*                                              140,070          2,472
  Dave & Buster's*                                        21,600            404
  Diamondrock Hospitality*                                57,100            608
  Dollar Thrifty Automotive Group*                        47,600          1,560

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Dress Barn*                                             87,091    $     1,587
  Electronics Boutique Holdings*                          12,300            528
  Ethan Allen Interiors (B)                              108,700          3,478
  Exide Technologies (B)*                                130,600          1,685
  Fleetwood Enterprises (B)*                             198,400          1,726
  Foot Locker (B)                                         65,790          1,928
  Furniture Brands International (B)                     267,000          5,823
  Gaylord Entertainment (B)*                              68,000          2,747
  Great Wolf Resorts*                                     64,000          1,597
  Handleman                                              221,353          4,197
  Haverty Furniture                                        7,000            107
  Jack in the Box (B)*                                    37,600          1,395
  Jakks Pacific (B)*                                     139,470          2,994
  Jarden (B)*                                             63,500          2,913
  Jo-Ann Stores*                                         134,700          3,784
  Journal Communications, Cl A                            41,100            680
  K2 (B)*                                                137,100          1,885
  Kellwood                                               274,710          7,909
  Kerzner International*                                  26,600          1,629
  Kimball International, Cl B                             35,700            518
  La Quinta*                                              43,800            372
  La-Z-Boy                                                84,700          1,180
  Leapfrog Enterprises (B)*                              122,500          1,390
  Liberty                                                 41,250          1,673
  Lin TV, Cl A (B)*                                       27,100            459
  Linens `N Things (B)*                                   90,700          2,252
  Lone Star Steakhouse & Saloon                           27,700            801
  MDC Holdings                                            16,380          1,141
  Men's Wearhouse (B)*                                    36,520          1,541
  Movie Gallery                                          316,680          9,082
  MTR Gaming Group*                                      141,500          1,755
  National Presto Industries                              17,853            719
  Nuco2*                                                  39,200          1,031
  OfficeMax                                               30,300          1,015
  Pantry*                                                 19,400            601
  Papa John's International*                              45,800          1,590
  Payless Shoesource (B)*                                323,400          5,106
  PEP Boys-Manny Moe & Jack                               58,700          1,032
  Pier 1 Imports (B)                                      83,600          1,524
  Polo Ralph Lauren                                       67,400          2,615
  Primedia*                                              146,178            636
  RC2*                                                    28,100            955
  Reebok International                                    26,530          1,175
  Regis                                                  136,761          5,598
  Rent-A-Center*                                          19,500            532
  Ryan's Restaurant Group*                                78,200          1,136
  Ryland Group (B)                                        30,200          1,873
  Saks                                                   160,900          2,904
  Scholastic (B)*                                         69,100          2,549
  Sharper Image (B)*                                      48,730            809
  ShopKo Stores*                                          18,300            407
  Sonic Automotive                                        32,900            747
  Sports Authority (B)*                                   65,300          1,796
  Stage Stores*                                           13,700            526


--------------------------------------------------------------------------------
30         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Starwood Hotels & Resorts Worldwide                     95,000    $     5,703
  Sturm Ruger                                             11,900             82
  Superior Essex*                                         89,300          1,579
  Superior Industries International (B)                  187,700          4,957
  Tenneco Automotive*                                    112,100          1,397
  Tower Automotive (B)*                                   98,100             18
  Trans World Entertainment*                              55,000            810
  Triarc, Cl A (B)                                        63,300            899
  Tupperware                                              47,200            961
  Unifi*                                                 114,300            383
  United Auto Group                                       14,400            401
  Valassis Communications (B)*                            92,900          3,248
  Visteon (B)                                            192,700          1,100
  Water Pik Technologies*                                  6,600            130
  World Wrestling Entertainment                          123,100          1,477
  Zale*                                                  234,200          6,960
                                                                    -----------
                                                                        184,828
                                                                    -----------

CONSUMER STAPLES -- 3.3%
  American Italian Pasta, Cl A (B)                        37,700          1,033
  BJ's Wholesale Club (B)*                                52,600          1,634
  Casey's General Stores                                  78,870          1,417
  Chiquita Brands International*                         137,200          3,674
  Church & Dwight (B)                                     61,100          2,167
  Corn Products International                             51,000          1,326
  Del Monte Foods*                                        87,600            950
  Delta & Pine Land                                       35,100            948
  Gold Kist*                                              38,200            607
  Hain Celestial Group*                                   94,200          1,756
  John B. Sanfilippo & SON*                               27,200            669
  Lance                                                    3,100             50
  Longs Drug Stores                                        7,900            270
  Molson Coors Brewing, Cl B                              55,800          4,306
  Nash Finch (B)                                          46,100          1,751
  Pathmark Stores*                                       151,300            955
  Ralcorp Holdings                                        84,200          3,987
  Rayovac*                                                46,500          1,934
  Ruddick                                                 22,700            526
  Sanderson Farms (B)                                     28,100          1,214
  Tyson Foods, Cl A                                       51,400            857
  Universal (B)                                           26,300          1,204
                                                                    -----------
                                                                         33,235
                                                                    -----------

ENERGY -- 6.7%
  Atlas America (B)*                                      25,290            915
  Cabot Oil & Gas                                         38,600          2,129
  Callon Petroleum*                                       26,100            405
  Cimarex Energy (B)*                                     66,400          2,590
  Core Laboratories (B)*                                  33,000            847
  Forest Oil (B)*                                        155,650          6,304
  Holly                                                   42,600          1,588
  Houston Exploration*                                    10,600            604
  Input/Output (B)*                                      126,300            815

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Meridian Resource*                                     197,100    $     1,017
  National-Oilwell (B)*                                   32,500          1,518
  Offshore Logistics*                                      3,500            117
  Overseas Shipholding Group (B)                          28,700          1,805
  Penn Virginia (B)                                       37,800          1,735
  Pioneer Natural Resources                               50,011          2,136
  Plains Exploration & Production (B)*                   233,219          8,139
  Range Resources                                         85,800          2,004
  Remington Oil & Gas (B)*                                47,000          1,481
  SEMCO Energy (B)                                       162,700            935
  Spinnaker Exploration (B)*                              62,600          2,224
  St. Mary Land & Exploration (B)                         72,400          3,624
  Stone Energy*                                          123,200          5,984
  Superior Energy Services*                               73,100          1,257
  Swift Energy*                                          106,990          3,043
  Tesoro (B)*                                             58,000          2,147
  Transmontaigne*                                         32,600            261
  Veritas DGC*                                           101,500          3,041
  Vintage Petroleum                                      134,840          4,242
  W-H Energy Services*                                   127,690          3,056
  Whiting Petroleum*                                      55,200          2,251
                                                                    -----------
                                                                         68,214
                                                                    -----------

FINANCIALS -- 23.5%
  Acadia Realty Trust+                                    60,200            968
  Advanta, Cl B                                           17,700            407
  Affiliated Managers Group (B)*                          49,850          3,092
  Agree Realty+                                           16,100            434
  Allmerica Financial*                                    82,500          2,966
  AMB Property+                                           80,900          3,058
  American Home Mortgage
    Investment+ (B)                                       86,800          2,486
  AmerUs Group (B)                                        24,900          1,177
  Anchor Bancorp Wisconsin                                17,100            481
  Anthracite Capital+                                     32,100            358
  Arbor Realty Trust+ (B)                                102,310          2,532
  Arch Capital Group*                                     39,100          1,566
  Archstone-Smith Trust+                                  58,600          1,999
  Aspen Insurance Holdings                                64,700          1,631
  AvalonBay Communities+                                  28,600          1,913
  Bancfirst                                                4,700            324
  Bancorpsouth                                            52,400          1,082
  Bank Mutual                                            133,830          1,582
  Bedford Property Investors+                             16,100            351
  Boston Properties+                                      71,200          4,288
  Brandywine Realty Trust+                                24,700            701
  Camden Property Trust+                                  23,200          1,091
  Capital Southwest                                       26,500          2,096
  Capital Trust, Cl A+                                    12,700            421
  Capitol Bancorp                                         11,000            333
  Cardinal Financial*                                    143,780          1,323
  Cascade Bancorp                                          8,900            173
  Cash America International                              27,600            605
  Catellus Development+                                   47,300          1,261


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         31

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Cathay General Bancorp                                  24,300    $       765
  CB Richard Ellis Group, Cl A*                           31,800          1,113
  CBL & Associates Properties+                            31,310          2,239
  Cedar Shopping Centers+                                 18,600            265
  Central Pacific Financial                               42,600          1,433
  Chemical Financial                                       7,455            242
  City Holding                                            10,500            310
  CNA Surety*                                             18,600            253
  Colonial BancGroup                                      62,100          1,274
  Colonial Properties Trust+ (B)                          20,300            780
  Columbia Banking System                                 14,700            349
  Commerce Group                                          23,600          1,463
  Commercial Federal                                      34,600            957
  Commercial Net Lease Realty+                            44,400            819
  Community Bank System                                   23,400            536
  Community Trust Bancorp                                  5,790            167
  CompuCredit*                                            65,600          1,746
  Corus Bankshares                                        20,100            959
  Crescent Real Estate Equity+ (B)                        53,100            868
  CRT Properties+                                         39,600            862
  Delphi Financial Group, Cl A                            35,800          1,539
  Donegal Group, Cl A                                      1,564             28
  Eagle Hospitality Properties Trust+*                    99,600            893
  Entertainment Properties Trust+                         22,500            932
  Equity Inns+                                            74,400            821
  FBL Financial Group, Cl A                               16,900            473
  Federal Agricultural Mortgage                            3,900             68
  FelCor Lodging Trust+ (B)*                              82,500          1,025
  Fidelity Bankshares                                      8,200            188
  First American                                         133,400          4,394
  First Community Bancorp                                 26,500          1,174
  First Financial Bankshares                               4,600            205
  First Indiana                                           62,680          1,517
  First Industrial Realty Trust+ (B)                      66,800          2,527
  First Merchants                                         11,448            297
  First Niagara Financial Group                          169,400          2,238
  FirstFed Financial*                                      9,200            469
  FirstMerit (B)                                          57,470          1,538
  Flagstar Bancorp (B)                                   101,600          1,986
  Flushing Financial                                      42,500            774
  Fpic Insurance Group (B)*                               25,800            829
  Frontier Financial                                       7,100            269
  General Growth Properties+ (B)                         180,570          6,157
  Glenborough Realty Trust+                               25,300            484
  Gold Banc                                              165,500          2,322
  Greater Bay Bancorp                                     80,400          1,963
  Hancock Holding                                         56,960          1,851
  Hanmi Financial                                         62,700          1,038
  Harleysville Group                                       6,900            137
  Heritage Property Investment Trust+                      6,000            178
  Hilb Rogal & Hobbs (B)                                 199,000          7,124
  HomeBanc+                                               72,200            638
  Horace Mann Educators                                   66,450          1,179
  Host Marriott+                                         299,400          4,958

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  HRPT Properties Trust+ (B)                              99,500    $     1,185
  Hub International                                       80,000          1,544
  Independence Community Bank                             13,100            511
  Independent Bank                                         5,390            155
  IndyMac Bancorp (B)                                     66,300          2,254
  Innkeepers USA Trust+                                   67,700            874
  IPC Holdings                                            47,400          1,862
  Irwin Financial                                        137,800          3,172
  iStar Financial+ (B)                                    85,100          3,504
  Itla Capital*                                            4,000            200
  Jones Lang LaSalle*                                      9,600            448
  Kimco Realty+ (B)                                      108,100          5,827
  Knight Trading Group, Cl A (B)*                        119,420          1,151
  LandAmerica Financial Group (B)                         46,900          2,346
  LaSalle Hotel Properties+                               21,000            610
  Liberty Property Trust+ (B)                             33,500          1,308
  LTC Properties+                                         38,300            665
  Macatawa Bank                                            2,200             74
  MainSource Financial Group                               4,785            105
  Max Re Capital                                          95,300          2,242
  MBT Financial                                            3,100             59
  Medical Properties Trust+                               39,400            404
  Mid-America Apartment
    Communities+                                          21,200            774
  Mid-State Bancshares                                    12,200            325
  Montpelier Re Holdings                                  52,400          1,842
  National Health Investors+                              31,200            811
  Nationwide Health Properties+                           20,400            412
  Navigators Group*                                        8,400            278
  NBT Bancorp                                             52,200          1,170
  New Century Financial+ (B)                              17,400            815
  Newcastle Investment+                                   10,500            311
  Novastar Financial+ (B)                                 12,200            439
  Nuveen Investments, Cl A                                30,300          1,040
  Odyssey Re Holdings (B)                                 30,600            766
  Omega Healthcare Investors+                             84,100            923
  Oriental Financial Group                                93,830          2,198
  Pacific Capital Bancorp                                 23,666            705
  Parkway Properties+                                      5,500            257
  Pennsylvania Real Estate
    Investment Trust+                                     59,200          2,387
  Peoples Holding                                          2,500             78
  PFF Bancorp                                             35,250            973
  Philadelphia Consolidated Holding*                       6,900            535
  Platinum Underwriters Holdings                          76,470          2,271
  PMI Group                                               40,230          1,529
  Presidential Life                                       32,900            536
  ProAssurance*                                           35,810          1,415
  Prologis+                                              115,500          4,285
  Prosperity Bancshares                                   21,300            564
  PS Business Parks+                                      39,100          1,576
  Public Storage+ (B)                                     75,300          4,288
  PXRE Group                                             118,060          3,028
  Rainier Pacific Financial Group                         74,050          1,176


--------------------------------------------------------------------------------
32         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  RAIT Investment Trust+                                  30,600    $       821
  Ramco-Gershenson Properties+                            25,200            684
  Regency Centers+ (B)                                    59,100          2,815
  RenaissanceRe Holdings                                  41,300          1,929
  Saul Centers+                                           22,100            707
  Selective Insurance Group (B)                           34,800          1,609
  Senior Housing Properties Trust+                        75,500          1,259
  Signature Bank*                                         57,980          1,537
  Silicon Valley Bancshares (B)*                          32,000          1,410
  Simmons First National                                   3,500             87
  Simon Property Group+ (B)                               99,400          6,022
  SL Green Realty+                                        29,750          1,673
  Sterling Financial*                                     61,300          2,188
  Stewart Information Services                           175,200          6,574
  Sunstone Hotel Investors+                              110,648          2,373
  Texas Regional Bancshares, Cl A                          4,985            150
  Thomas Properties Group                                 59,200            733
  TierOne                                                  9,500            223
  Tompkins Trustco                                         1,980             84
  Trammell Crow*                                          16,500            339
  Trico Bancshares                                         5,900            124
  Trustmark                                               70,200          2,036
  U-Store-It Trust+                                      136,500          2,375
  UICI                                                    82,000          1,989
  UMB Financial (B)                                       47,950          2,729
  Umpqua Holdings                                         11,600            271
  United Fire & Casualty                                  16,400            555
  Universal American Financial*                           57,800          1,000
  Universal Health Realty
    Income Trust+                                          9,900            280
  Ventas+                                                118,700          2,963
  Vornado Realty Trust+ (B)                               38,300          2,653
  Washington Federal                                     114,620          2,672
  WesBanco                                                19,100            525
  West Coast Bancorp                                       5,900            140
  Westcorp                                                10,500            444
  Winston Hotels+                                        202,760          2,372
  WR Berkley                                              52,550          2,606
  Zenith National Insurance (B)                           64,200          3,329
                                                                    -----------
                                                                        240,799
                                                                    -----------

HEALTH CARE -- 6.9%
  Accelrys*                                              205,700          1,220
  Albany Molecular Research*                              35,900            369
  Alderwoods Group*                                       47,800            595
  Alliance Imaging*                                       52,000            497
  Alpharma, Cl A (B)                                     200,800          2,474
  America Service Group*                                  12,600            279
  Analogic                                                13,100            567
  Applera--Celera Genomics Group*                        240,900          2,469
  Apria Healthcare Group*                                 26,881            863
  Bio-Rad Laboratories, Cl A (B)*                         20,600          1,003
  Community Health Systems (B)*                           96,500          3,369
  Conmed*                                                 27,800            837

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Cross Country Healthcare*                               78,300    $     1,312
  DJ Orthopedics*                                        125,600          3,146
  Enzon Pharmaceuticals*                                  37,300            380
  First Horizon Pharmaceutical (B)*                       28,600            483
  Genencor International*                                162,900          3,133
  Genesis HealthCare*                                     18,800            806
  Hanger Orthopedic Group*                                48,200            287
  Health Net*                                            166,700          5,453
  HealthTronics*                                          42,300            455
  Henry Schein*                                           25,500            914
  Human Genome Sciences*                                   8,600             79
  Kindred Healthcare (B)*                                 12,100            425
  LeCroy*                                                 26,800            459
  LifePoint Hospitals (B)*                                57,500          2,521
  Magellan Health Services*                               47,600          1,621
  Mentor                                                   4,200            135
  Mettler Toledo International*                           37,210          1,767
  MTS Systems                                             32,100            932
  Myriad Genetics (B)*                                    45,900            844
  National Dentex*                                       124,116          2,445
  NDCHealth                                               21,500            344
  Nu Skin Enterprises, Cl A                               68,200          1,535
  Orthofix International*                                 35,660          1,396
  Owens & Minor                                           49,960          1,356
  Par Pharmaceutical*                                     66,200          2,214
  Parexel International*                                  66,900          1,572
  PerkinElmer                                             64,700          1,335
  Pharmacopeia Drug Discovery*                           133,350            672
  Prestige Brands Holdings*                              118,100          2,084
  RehabCare Group*                                        17,900            514
  Res-Care*                                              136,430          1,707
  Serologicals*                                            5,200            127
  Sybron Dental Specialties*                             192,330          6,905
  Symmetry Medical*                                       52,500            998
  Techne*                                                 10,000            402
  Triad Hospitals*                                        30,180          1,512
  Universal Health Services, Cl B                         21,480          1,125
  Viasys Healthcare*                                     120,900          2,307
  West Pharmaceutical Services                            33,400            798
                                                                    -----------
                                                                         71,042
                                                                    -----------

INDUSTRIALS -- 18.1%
  Actuant, Cl A (B)*                                      20,800            934
  Acuity Brands (B)                                       21,300            575
  Administaff*                                           113,400          1,656
  Alaska Air Group (B)*                                   68,500          2,017
  Albany International, Cl A (B)                         100,061          3,090
  AO Smith                                                92,930          2,683
  Applied Industrial Technologies                         53,850          1,465
  Arkansas Best                                           23,200            876
  Artesyn Technologies*                                   70,800            617
  Aviall*                                                 20,500            574
  Banta (B)                                              121,510          5,201
  BearingPoint (B)*                                      656,200          5,755


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         33

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Blount International*                                   64,630    $     1,097
  Briggs & Stratton                                      111,160          4,047
  Brink's                                                142,200          4,920
  Calgon Carbon                                          188,600          1,611
  Cascade                                                 25,400            889
  CDI                                                     81,900          1,812
  CIRCOR International                                    70,390          1,735
  CNH Global                                             146,760          2,758
  Consolidated Graphics*                                  20,000          1,052
  Courier                                                 23,288          1,221
  CPI Aerostructures*                                     73,700            730
  Duratek*                                                67,250          1,342
  Eagle Materials                                         19,700          1,595
  EMCOR Group*                                            37,300          1,746
  EnPro Industries*                                       21,700            597
  Esterline Technologies*                                 46,000          1,589
  ExpressJet Holdings*                                    93,400          1,066
  Federal Signal                                          68,110          1,033
  Flowserve*                                              57,100          1,477
  FTI Consulting (B)*                                    110,500          2,281
  GATX (B)                                               112,000          3,717
  General Cable*                                         162,500          1,961
  Genlyte Group*                                          11,900          1,071
  Griffon*                                               230,900          4,944
  Grupo TMM ADR, Cl A (B)*                               237,100            726
  Harsco                                                  26,700          1,592
  IKON Office Solutions                                   62,400            617
  Insituform Technologies, Cl A*                          69,650          1,011
  Integrated Electrical Services (B)*                    258,010            712
  John H. Harland                                        118,100          4,058
  Kadant*                                                 63,030          1,169
  Kansas City Southern (B)*                              183,270          3,530
  Kaydon                                                 100,180          3,146
  Kennametal (B)                                          57,600          2,735
  Kirby*                                                  73,900          3,106
  Laidlaw International (B)*                             183,400          3,815
  Lennox International                                   165,200          3,621
  Levitt, Cl A                                            12,200            313
  LSI Industries                                         103,275          1,160
  M/I Homes (B)                                           23,500          1,150
  Manitowoc                                               72,500          2,928
  Medical Staffing Network Holdings (B)*                 132,300            874
  Milacron (B)*                                          348,335          1,062
  Mueller Industries                                      24,000            676
  Navistar International (B)*                             74,700          2,719
  NCO Group*                                              31,800            622
  NN                                                      15,600            192
  Orbital Sciences (B)*                                  106,600          1,032
  Oshkosh Truck (B)                                       10,000            820
  Overnite                                                24,300            777
  Pall (B)                                               148,500          4,027
  Penn Engineering & Manufacturing                        12,200            220
  Perini*                                                 54,400            750
  PHH*                                                    51,400          1,124

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Quality Distribution*                                   54,960    $       596
  Quanta Services (B)*                                   382,600          2,919
  R.H. Donnelley*                                         42,300          2,457
  RailAmerica*                                            30,000            374
  Regal-Beloit                                            71,060          2,046
  Republic Airways Holdings*                              10,700            134
  Robbins & Myers                                         74,590          1,642
  Ryder System                                            97,000          4,045
  Sauer-Danfoss                                           12,100            274
  School Specialty (B)*                                   92,220          3,611
  SCS Transportation*                                      9,200            171
  Simpson Manufacturing                                  116,200          3,591
  Skywest                                                 63,200          1,175
  Source Interlink*                                      101,370          1,140
  Sourcecorp*                                             31,300            630
  Stewart Enterprises, Cl A*                             146,200            899
  Swift Transportation (B)*                               37,200            824
  Tecumseh Products, Cl A                                 48,300          1,913
  Teledyne Technologies*                                  47,700          1,493
  TeleTech Holdings*                                      34,600            447
  Terex*                                                  20,100            870
  Tetra Tech*                                            232,320          2,932
  Thomas & Betts*                                         45,100          1,457
  Toro                                                    12,100          1,071
  Tredegar                                                35,200            593
  Unifirst                                                31,600          1,261
  United Rentals (B)*                                     61,000          1,233
  United Stationers*                                      25,400          1,149
  Universal Forest Products                               23,800            925
  USF (B)                                                 33,900          1,636
  Valmont Industries                                      20,900            466
  Walter Industries (B)                                  124,000          5,276
  Washington Group International (B)*                    138,200          6,218
  Watson Wyatt Holdings                                  150,900          4,104
  Westinghouse Air Brake Technologies                     85,300          1,748
  Woodward Governor                                       14,000          1,004
  York International                                      23,400            917
                                                                    -----------
                                                                        185,259
                                                                    -----------

INFORMATION TECHNOLOGY -- 9.9%
  3Com*                                                  137,200            488
  Adaptec (B)*                                           193,500            927
  Advanced Digital Information*                          250,000          2,050
  Agilysys (B)                                           103,700          2,039
  Alliance Semiconductor*                                174,200            434
  Arris Group (B)*                                       299,600          2,070
  Ascential Software*                                    254,200          4,710
  Avnet*                                                  63,560          1,171
  Axcelis Technologies*                                  110,700            808
  Belden CDT (B)                                         192,670          4,279
  BISYS Group (B)*                                        99,090          1,554
  Black Box                                               59,600          2,230
  Borland Software*                                       78,200            635
  Brooks Automation*                                      52,800            802


--------------------------------------------------------------------------------
34         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  CCC Information Services Group*                         11,400    $       261
  Checkpoint Systems*                                     31,400            530
  Ciber*                                                 145,200          1,056
  Coherent*                                               87,240          2,945
  Cray (B)*                                              146,100            373
  CSG Systems International (B)*                          79,700          1,298
  Digitas (B)*                                           167,900          1,696
  E.piphany*                                             265,400            942
  Earthlink (B)*                                         503,400          4,531
  Emulex (B)*                                              4,900             92
  Fairchild Semiconductor International*                 216,100          3,313
  Filenet*                                                23,000            524
  Foundry Networks*                                       85,400            845
  Gartner, Cl A (B)*                                     216,900          2,076
  Hutchinson Technology (B)*                               5,300            184
  Hypercom*                                              291,800          1,380
  Imation                                                 33,400          1,161
  InFocus*                                               145,500            835
  Internet Security Systems*                              31,400            575
  Intervideo*                                              6,700             74
  IXYS*                                                   16,000            183
  Keane*                                                  54,800            714
  Keynote Systems*                                       146,900          1,744
  Komag*                                                  55,000          1,229
  Lawson Software*                                       229,000          1,351
  Littelfuse*                                             42,250          1,210
  LTX (B)*                                               111,900            497
  Majesco Holdings*                                       75,820            878
  Manhattan Associates*                                   25,400            517
  Maxtor (B)*                                            551,000          2,931
  Methode Electronics                                    163,540          1,980
  Newport*                                                79,300          1,149
  PalmOne (B)*                                            18,300            464
  Parametric Technology (B)*                             286,630          1,602
  Paxar*                                                  57,700          1,231
  Pegasus Solutions*                                      49,500            585
  Performance Technologies*                               79,210            528
  Perot Systems, Cl A*                                    33,300            448
  Photronics*                                            156,400          2,831
  Pomeroy IT Solutions (B)*                               74,420          1,109
  Progress Software*                                      30,600            802
  ProQuest*                                               75,900          2,744
  Quantum*                                               844,400          2,457
  RADWARE*                                                43,300          1,016
  Redback Networks*                                      108,300            648
  Richardson Electronics                                 178,510          1,833
  Silicon Storage Technology*                            113,200            421
  Skyworks Solutions*                                    127,500            810
  Stoneridge*                                             15,400            188
  Storage Technology (B)*                                 24,000            739
  Sybase (B)*                                            141,330          2,609
  SYKES Enterprises*                                      54,000            371
  Synopsys*                                               65,170          1,180
  Tech Data*                                              29,000          1,075

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  THQ (B)*                                                27,470    $       773
  TIBCO Software (B)*                                    352,900          2,629
  Titan*                                                 122,100          2,217
  Unisys*                                                318,500          2,249
  United Online (B)*                                      87,100            912
  Utstarcom (B)*                                          97,400          1,067
  WatchGuard Technologies*                                38,800            125
  Wavecom ADR (B)*                                       152,500            811
  webMethods*                                            227,200          1,245
  Zoran*                                                  71,200            737
                                                                    -----------
                                                                        101,727
                                                                    -----------

MATERIALS -- 6.2%
  Airgas                                                  31,000            741
  AK Steel Holding*                                      144,800          1,601
  Albemarle                                               92,600          3,367
  Alpha Natural Resources*                                37,200          1,067
  Aptargroup                                              70,460          3,662
  Arch Chemicals                                          52,480          1,494
  Buckeye Technologies*                                   60,000            648
  Constar International*                                 131,900            747
  Crown Holdings (B)*                                    372,100          5,790
  Cytec Industries                                       134,200          7,280
  FMC*                                                    57,300          3,063
  Foundation Coal Holdings                                66,000          1,552
  Georgia Gulf (B)                                        13,440            618
  Greif, Cl A                                             26,600          1,853
  H.B. Fuller                                             16,900            490
  Hercules (B)*                                          178,400          2,585
  Jacuzzi Brands*                                        468,700          4,575
  Mosaic (B)*                                             77,800          1,327
  NewMarket*                                              97,160          1,807
  Octel                                                   48,600            901
  Olin                                                    80,530          1,796
  OM Group*                                               41,100          1,250
  Packaging of America                                    64,100          1,557
  Pope & Talbot                                            2,800             49
  Quanex                                                  42,600          2,271
  Rock-Tenn, Cl A                                         38,900            517
  Schweitzer-Mauduit International                        77,470          2,599
  Silgan Holdings                                         52,700          3,424
  Steel Dynamics (B)                                      28,900            996
  Terra Industries (B)*                                  145,500          1,129
  USG (B)*                                                73,900          2,451
                                                                    -----------
                                                                         63,207
                                                                    -----------

TELECOMMUNICATION SERVICES -- 0.5%
  Aspect Communications*                                  48,000            500
  Boston Communications Group*                           100,100            713
  Brightpoint*                                            14,300            268
  Commonwealth Telephone
    Enterprises*                                          22,890          1,079
  IDT*                                                    65,400            929


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         35

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  IDT, Cl B*                                              42,700    $       631
  Novatel Wireless*                                       76,600            823
  Talk America Holdings (B)*                              92,300            595
                                                                    -----------
                                                                          5,538
                                                                    -----------

UTILITIES -- 4.8%
  AGL Resources                                          151,590          5,295
  Allete                                                  38,099          1,595
  Avista                                                  63,300          1,108
  Black Hills                                             70,800          2,341
  Cascade Natural Gas                                     45,180            902
  Centerpoint Energy                                     138,600          1,667
  Cleco (B)                                               58,600          1,248
  CMS Energy (B)*                                        194,900          2,542
  El Paso Electric*                                       87,600          1,664
  Energen                                                 79,000          5,261
  Idacorp (B)                                            115,730          3,283
  Northwest Natural Gas                                   18,600            673
  NorthWestern                                            82,200          2,168
  Oneok                                                   16,900            521
  Pico Holdings*                                         108,300          2,806
  PNM Resources (B)                                      186,850          4,985
  Sierra Pacific Resources (B)*                           33,200            357
  South Jersey Industries                                 12,000            677
  Southern Union*                                         16,300            409
  Southwest Gas                                           34,400            831
  UGI                                                     18,700            849
  UIL Holdings                                            24,200          1,226
  Westar Energy                                           97,350          2,107
  WGL Holdings                                            78,820          2,440
  Wisconsin Energy                                        50,600          1,796
                                                                    -----------
                                                                         48,751
                                                                    -----------
Total Common Stock
  (Cost $838,624) ($ Thousands)                                       1,002,600
                                                                    -----------

EXCHANGE TRADED FUND -- 0.4%
  iShares Russell 2000 Index Fund (B)*                    31,110          3,800
                                                                    -----------
Total Exchange Traded Fund
  (Cost $3,490) ($ Thousands)                                             3,800
                                                                    -----------

                                                       Number of
                                                        Warrants

WARRANTS -- 0.0%
  Washington Mutual (D)*                                 383,342             46
                                                                    -----------
Total Warrants
  (Cost $55) ($ Thousands)                                                   46
                                                                    -----------

                                                       Number of
                                                          Rights

RIGHTS -- 0.0%
  Bank United (G) (H)*                                    46,300             --
                                                                    -----------
Total Rights
  (Cost $8) ($ Thousands)                                                    --
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (C) (F) -- 6.8%

FINANCIALS -- 6.6%
  Allstate Life Global Funding II MTN
      2.800%, 04/13/06                               $       892    $       892
  American General Finance (A)
      2.810%, 04/14/06                                     2,497          2,497
  CCN Bluegrass
      2.914%, 02/21/06                                     2,318          2,318
  Countrywide Home Loans
      3.120%, 03/21/06                                     2,925          2,925
  Countrywide Home Loans MTN, Ser M
      3.152%, 06/23/05                                     1,427          1,427
      3.040%, 11/30/05                                     3,924          3,924
      2.980%, 08/26/05                                     1,070          1,070
      2.940%, 05/20/05                                       713            713
      2.810%, 01/31/06                                       785            785
  Five Finance MTN
      2.860%, 09/22/05                                     5,065          5,064
  Harrier Finance Funding MTN
      3.034%, 09/15/05                                     1,034          1,034
  Harrier Finance Funding MTN, Ser 1
      3.016%, 06/15/05                                     3,103          3,103
  Irish Life & Permanent MTN, Ser X
      2.862%, 04/21/06                                     3,317          3,317
  Jackson National Life Funding (A)
      2.690%, 04/01/06                                     7,847          7,847
  Lakeside Funding
      2.790%, 04/08/05                                     2,162          2,162
  Morgan Stanley, Ser EXL
      2.720%, 05/04/06                                       713            713
  Morgan Stanley, Ser EXLS
      2.718%, 05/03/06                                     1,783          1,783
  Nationwide Building Society (A)
      3.083%, 04/28/05                                     1,783          1,783
      2.746%, 04/07/06                                     3,567          3,567
  Northern Rock (A)
      2.730%, 05/03/06                                     3,139          3,139
  Pacific Life Global Funding (A)
      2.790%, 03/13/06                                     2,675          2,675
  Premium Asset Trust (A)
      2.820%, 01/15/06                                     4,994          4,994
      2.755%, 02/06/06                                     2,639          2,642
  SLM MTN, Ser X
      2.850%, 04/20/06                                     6,242          6,242
  White Pine Finance MTN, Ser 1
      2.696%, 11/01/05                                     1,569          1,569
                                                                    -----------
                                                                         68,185
                                                                    -----------

INDUSTRIALS -- 0.2%
  Caterpillar Financial Services MTN, Ser F
      2.730%, 07/09/05                                     1,783          1,783
                                                                    -----------
Total Corporate Obligations
  (Cost $69,968) ($ Thousands)                                           69,968
                                                                    -----------


--------------------------------------------------------------------------------
36         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (C) (E) -- 5.5%

FINANCIALS -- 5.5%
  Brahms Funding
      2.972%, 05/20/05                               $     5,569    $     5,546
  Broadhollow Funding
      2.851%, 04/05/05                                     3,032          3,031
  CCN Independence IV
      2.880%, 01/17/06                                       713            713
  Capital One
      3.040%, 06/20/05                                     1,427          1,417
      3.017%, 06/07/05                                     1,248          1,242
      2.834%, 04/19/05                                     1,017          1,016
  Cobbler Funding
      3.073%, 06/28/05                                       653            648
  Eiffel Funding
      2.889%, 05/09/05                                       892            889
      2.741%, 04/08/05                                     2,675          2,674
  Golden Fish
      2.651%, 04/04/05                                     2,498          2,497
      2.621%, 04/08/05                                     5,541          5,538
  HSBC Finance
      2.714%, 04/20/05                                     1,605          1,603
  Liberty Harbour
      2.894%, 04/18/05                                     2,677          2,674
  Mitten
      2.803%, 04/14/05                                     3,032          3,029
      2.762%, 04/11/05                                     1,783          1,782
  Park Granada
      2.802%, 04/12/05                                     2,818          2,815
  Park Sienna
      2.880%, 04/01/05                                     3,496          3,496
  Rhineland Funding
      2.758%, 05/09/05                                       713            711
      2.757%, 05/03/05                                     7,146          7,128
      2.757%, 05/06/05                                       954            952
  SBC Communications
      2.878%, 05/04/05                                       929            927
      2.878%, 05/05/05                                     2,639          2,632
  Thornburg Mortgage Capital
      2.844%, 04/19/05                                     3,280          3,275
                                                                    -----------
Total Commercial Paper
  (Cost $56,235) ($ Thousands)                                           56,235
                                                                    -----------

ASSET-BACKED SECURITIES (C) (F) -- 3.8%
AUTOMOTIVE -- 0.1%
  Drivetime Auto Owner Trust,
    Ser 2004-C, Cl A1
      2.830%, 11/15/05                                       227            227
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
      2.870%, 03/15/06                                     1,192          1,192
                                                                    -----------
                                                                          1,419
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE RELATED SECURITIES -- 3.7%
  Aire Valley Mortgages, Ser 2004-1A,
    Cl 1A
      2.850%, 09/20/05                               $     2,283          2,283
  Blue Heron Funding, Ser 9A, Cl A1
      2.880%, 02/22/06                                     3,567          3,567
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
      2.791%, 11/10/05                                     2,051          2,051
  Commodore, Ser 2003-2A, Cl A1MM
      3.100%, 06/14/05                                     1,641          1,641
  Davis Square Funding, Ser 2004-2A,
    Cl AMMB
      2.776%, 04/06/05                                     1,783          1,783
  Davis Square Funding, Ser 2004-2A,
    Cl AMMC
      2.776%, 05/06/05                                     1,783          1,783
  Duke Funding, Ser 2004-6B, Cl A1S1
      2.680%, 04/08/05                                     1,783          1,783
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
      2.900%, 09/20/05                                     4,530          4,530
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
      2.920%, 05/18/05                                     3,708          3,708
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
      2.900%, 11/25/05                                     6,476          6,476
  RMAC, Ser 2004-NS3A, Cl A1
      2.800%, 06/12/05                                     1,499          1,499
  Saturn Ventures
      2.806%, 08/08/05                                     3,317          3,317
  TIAA Real Estate, Ser 2003 1A, Cl A
      2.880%, 03/28/06                                     2,303          2,303
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMB
      3.040%, 06/15/05                                       892            892
                                                                    -----------
                                                                         37,616
                                                                    -----------
Total Asset-Backed Securities
  (Cost $39,035) ($ Thousands)                                           39,035
                                                                    -----------

MASTER NOTES (C) -- 2.3%
  Bank of America Master Notes
      2.955%, 04/01/05                                     8,917          8,917
  Bear Stearns Master Notes
      3.050%,04/01/05                                      3,567          3,567
  Societe Generale Master Notes
      2.875%, 04/01/05                                    10,701         10,701
                                                                    -----------
Total Master Notes
  (Cost $23,185) ($ Thousands)                                           23,185
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         37

STATEMENT OF NET ASSETS (Unaudited)

Small Cap Value Fund (Concluded)

March 31, 2005
--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 1.3%
  First Union Cash Management
    Program                                            1,154,464    $     1,154
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A++                     13,765,950         13,766
                                                                    -----------
Total Cash Equivalents
  (Cost $14,920) ($ Thousands)                                           14,920
                                                                    -----------

CERTIFICATES OF DEPOSIT (C) (F) -- 0.7%
  U.S. Trust
      2.925%, 09/14/05                               $     3,567          3,567
  Washington Mutual Bank
      2.820%, 08/18/05                                     3,567          3,567
                                                                    -----------
Total Certificates of Deposit
  (Cost $7,134) ($ Thousands)                                             7,134
                                                                    -----------

REPURCHASE AGREEMENTS (C) --2.4%
  Barclays Capital
    2.850%, dated 03/31/05, to be
    repurchased on 04/01/05,
    repurchase price $3,791,041
    (collateralized by various U.S.
    Government Obligations, ranging in
    par value $577,621-$3,348,305,
    3.020%-3.410%, 06/01/06-08/30/07;
    with total market value $3,866,574)                    3,791          3,791
  Deutsche Bank
    2.830%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $12,812,860 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $39,369-
    $4,708,286, 0.000%-7.500%,
    01/01/09-12/01/37; with total
    market value $13,068,090)                             12,812         12,812
  Lehman Brothers
    2.800%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $6,813,277 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $323,338-
    $3,737,559, 1.750%-6.250%,
    09/15/06-02/01/11; with total
    market value $6,920,596)                               6,813          6,813
                                                                    -----------
Total Repurchase Agreements
  (Cost $23,416) ($ Thousands)                                           23,416
                                                                    -----------
Total Investments -- 121.2%
  (Cost $1,076,070) ($ Thousands)                                     1,240,339
                                                                    -----------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (21.2)%
Payable Upon Return on Securities Loaned                            $  (218,973)
Payable for Investment Securities Purchased                              (7,516)
Payable for Fund Shares Redeemed                                         (1,042)
Investment Advisory Fees Payable                                           (578)
Administration Fees Payable                                                (311)
Shareholder Servicing Fees Payable                                          (72)
Administration Servicing Fees Payable                                        (2)
Other Assets and Liabilities, Net                                        11,671
                                                                    -----------
Total Other Assets and Liabilities                                     (216,823)
                                                                    -----------
Net Assets -- 100.0%                                                $ 1,023,516
                                                                    ===========

NET ASSETS:
Paid-in-Capital
  (unlimited authorization -- no par value)                         $   806,098
Undistributed net investment income                                       2,184
Accumulated net realized gain on investments                             50,965
Net unrealized appreciation on investments                              164,269
                                                                    -----------
Net Assets                                                          $ 1,023,516
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($1,013,748,188 / 50,713,680 shares)                                   $19.99
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I
  ($9,767,611 / 489,647 shares)                                          $19.95
                                                                    ===========

*     Non-income producing security.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) This security or a partial position of this security is on loan at March 31, 2005 (see Note 7). The total value of securities on loan at March 31, 2005 was $213,117 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2005 was $218,973 ($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2005.

(G) This security was issued for possible settlement of pending litigation and does not have an expiration date.

(H) Securities considered illiquid. The total value of such securities as of March 31, 2005 was $0 and represented 0.00% of Net Assets.

ADR -- American Depositary Receipt

Cl -- Class

MTN -- Medium Term Note

Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
38         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

Small Cap Growth Fund

March 31, 2005
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

20.9% Information Technology
20.8% Financials
14.5% Consumer Discretionary
14.3% Health Care
11.4% Industrials
 4.8% Short-Term Investments
 4.4% Energy
 3.4% Asset-Backed Securities
 2.8% Materials
 1.6% Consumer Staples
 0.8% Telecommunication Services
 0.2% Utilities
 0.1% Exchange Traded Fund

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.2%**

CONSUMER DISCRETIONARY -- 17.9%
  1-800 Contacts (B)*                                     58,000    $     1,210
  AC Moore Arts & Crafts*                                 26,800            714
  America's Car Mart*                                     81,100          2,843
  AnnTaylor Stores*                                       34,900            893
  BJ's Restaurants*                                       17,200            334
  BJ's Restaurants Private
    Placement (D) (G)*                                   520,700          9,496
  Blue Nile (B)*                                          66,100          1,828
  Buffalo Wild Wings*                                     30,600          1,158
  Build-A-Bear Workshop (B)*                              94,100          2,884
  Carter's*                                               76,900          3,057
  Central Garden & Pet*                                   49,885          2,188
  Charming Shoppes*                                      228,700          1,859
  Cheesecake Factory (B)*                                 66,300          2,350
  Christopher & Banks                                     90,250          1,588
  CKE Restaurants*                                        47,700            756
  Coach (B)*                                              68,500          3,879
  Cost Plus*                                              53,600          1,441
  Ctrip.com International, ADR (B)*                       57,090          2,161
  Diamondrock Hospitality*                               167,600          1,785
  Dick's Sporting Goods (B)*                              47,135          1,731
  Dover Downs Gaming & Entertainment                      17,500            218
  Electronics Boutique Holdings*                          34,000          1,461
  Fossil*                                                 50,900          1,320
  Four Seasons Hotels                                     25,400          1,796
  GameStop, Cl A (B)*                                    128,900          2,856
  Genesco*                                                54,000          1,535
  Gildan Activewear*                                      62,000          2,635
  Group 1 Automotive*                                     78,300          2,059
  GSI Commerce*                                           72,768            985
  Guitar Center*                                          57,300          3,142
  Hibbett Sporting Goods (B)*                            170,875          5,133

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  HOT Topic (B)*                                         259,750    $     5,676
  Imax*                                                  175,770          1,624
  Jarden*                                                 95,850          4,398
  Knoll*                                                 119,600          1,995
  Lin TV, Cl A (B)*                                      232,200          3,931
  Lions Gate Entertainment*                              441,522          4,879
  Marchex, Cl B (B)*                                     209,300          3,901
  Marine Products                                          7,600            128
  Marvel Enterprises (B)*                                165,050          3,301
  Meritage Homes (B)*                                     56,800          3,347
  Mikohn Gaming*                                          91,915          1,154
  MSC Industrial Direct, Cl A                            116,585          3,563
  Nexstar Broadcasting Group, Cl A*                      124,300            876
  O'Reilly Automotive (B)*                                42,500          2,105
  Outdoor Channel Holdings*                               11,500            164
  Pantry*                                                 44,200          1,369
  Parkervision (B)*                                      153,000          1,200
  Parkervision (D) (G)*                                   70,000            545
  Phillips-Van Heusen                                    196,565          5,236
  Provide Commerce (B)*                                  157,400          4,546
  Quiksilver (B)*                                        120,300          3,492
  Rare Hospitality International (B)*                     94,550          2,920
  Red Robin Gourmet Burgers*                              71,000          3,615
  Regis                                                   48,800          1,997
  Saga Communications*                                    11,500            185
  Select Comfort (B)*                                    103,400          2,113
  Shuffle Master (B)*                                    122,895          3,559
  Sonic (B)*                                             100,200          3,347
  Sonic Solutions (B)*                                   114,400          1,722
  Sports Authority*                                       28,900            795
  Standard Motor Products                                 85,700          1,003
  Standard-Pacific                                        27,300          1,971
  Stein Mart*                                             40,800            918
  Theglobe.com*                                          756,600            113
  Thor Industries                                         79,200          2,369
  Timberland, Cl A*                                       29,900          2,121
  Too*                                                   118,700          2,928
  Tractor Supply*                                         41,300          1,803
  TRM*                                                    84,100          1,700
  Urban Outfitters (B)*                                   81,200          3,895
  Value Line                                              19,000            741
  Warnaco Group*                                         100,600          2,418
  West Marine (B)*                                        49,400          1,050
  William Lyon Homes (B)*                                 20,500          1,572
  Yankee Candle*                                          79,500          2,520
                                                                    -----------
                                                                        172,100
                                                                    -----------

CONSUMER STAPLES -- 2.0%
  Chattem*                                                85,570          3,805
  Gold Kist*                                             176,600          2,808
  NBTY*                                                   90,700          2,275
  Pilgrim's Pride (B)                                     40,000          1,429
  Ralcorp Holdings                                        63,215          2,993


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         39

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Sanderson Farms                                         27,000    $     1,167
  United Natural Foods (B)*                              160,035          4,582
                                                                    -----------
                                                                         19,059
                                                                    -----------

ENERGY -- 4.5%
  Berry Petroleum, Cl A                                   50,025          2,574
  Cabot Oil & Gas                                         42,200          2,327
  Cal Dive International*                                 94,200          4,267
  CARBO Ceramics                                          16,940          1,188
  Denbury Resources*                                      82,000          2,889
  Encore Acquisition*                                     40,500          1,673
  Forest Oil (B)*                                         40,000          1,620
  Hydril*                                                 69,215          4,043
  KCS Energy*                                             87,600          1,346
  Lone Star Technologies*                                  7,500            296
  Penn Virginia                                           51,800          2,378
  Petroleum Development*                                  50,400          1,900
  Range Resources                                         75,600          1,766
  Southwestern Energy*                                    10,700            607
  Stone Energy*                                           40,000          1,943
  Superior Energy Services*                              135,800          2,336
  Swift Energy*                                           87,500          2,488
  Syntroleum*                                            173,400          2,122
  Tetra Technologies*                                     50,700          1,442
  Vintage Petroleum                                       84,400          2,655
  W-H Energy Services*                                    63,000          1,508
                                                                    -----------
                                                                         43,368
                                                                    -----------

FINANCIALS -- 11.2%
  Acadia Realty Trust+                                   129,000          2,074
  Affiliated Managers Group (B)*                          62,350          3,868
  American Home Mortgage
    Investment+ (B)                                      137,000          3,924
  Archipelago Holdings*                                   71,000          1,257
  Bank of the Ozarks (B)                                  16,200            514
  Brookline Bancorp (B)                                   91,900          1,369
  Cascade Bancorp                                         74,150          1,439
  Center Financial                                        25,300            446
  Commercial Capital Bancorp                             289,333          5,888
  Corixa (B)*                                            353,300          1,085
  Delphi Financial Group, Cl A                            90,250          3,881
  Downey Financial                                        64,400          3,963
  E*Trade Financial*                                     768,500          9,222
  Education Realty Trust+*                                91,500          1,522
  Encore Capital Group*                                  111,000          1,615
  Euronet Worldwide*                                      76,700          2,190
  First Cash Financial Services*                          83,250          1,762
  First Republic Bank                                     62,700          2,030
  FirstFed Financial*                                     35,100          1,790
  Glacier Bancorp                                         30,610            934
  Greenhill                                               30,300          1,085
  Hanmi Financial                                         53,600            887
  HCC Insurance Holdings                                  60,600          2,191


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Hub International                                       33,600    $       648
  Huron Consulting Group*                                 89,400          1,851
  Jones Lang LaSalle*                                      5,900            275
  Kansas City Life Insurance                              32,900          1,604
  KNBT Bancorp                                           136,500          2,088
  Medical Properties Trust+                              169,000          1,732
  MFA Mortgage Investments+                              164,500          1,252
  Nara Bancorp                                            55,100            774
  NewAlliance Bancshares                                  78,200          1,095
  NorthStar Realty Finance+*                             117,500          1,137
  Old Second Bancorp                                       9,600            290
  One Liberty Properties+                                 79,600          1,485
  optionsXpress Holdings (B)*                            103,000          1,668
  PFF Bancorp                                             77,160          2,130
  Philadelphia Consolidated Holding*                      22,900          1,775
  Placer Sierra Bancshares                                69,200          1,590
  Platinum Underwriters Holdings                          66,360          1,971
  Primus Guaranty*                                        23,100            301
  ProAssurance*                                           52,125          2,059
  PXRE Group                                              14,900            382
  RAIT Investment Trust+                                  38,900          1,043
  Redwood Trust+                                          31,600          1,617
  Saxon Capital+*                                         91,900          1,581
  Shurgard Storage Centers, Cl A+                         38,000          1,557
  Signature Bank*                                         75,700          2,007
  Silicon Valley Bancshares (B)*                         169,900          7,486
  Sterling Financial*                                     38,044          1,358
  TierOne                                                 83,300          1,958
  UCBH Holdings                                           62,075          2,477
  United PanAm Financial*                                 71,600          1,460
  Westcorp                                                82,500          3,486
  Wilshire Bancorp*                                       36,000            469
  World Acceptance*                                       21,600            551
                                                                    -----------
                                                                        108,093
                                                                    -----------

HEALTH CARE -- 17.7%
  Abgenix (B)*                                           254,800          1,784
  Advanced Medical Optics (B)*                            35,000          1,267
  Align Technology (B)*                                  233,700          1,458
  Alkermes (B)*                                          265,700          2,758
  Alliance Imaging*                                      137,900          1,317
  American Healthways (B)*                               145,215          4,795
  American Medical Systems Holdings*                     270,540          4,648
  Amsurg*                                                 76,000          1,923
  Andrx*                                                  76,200          1,727
  Animas (B)*                                             96,500          1,950
  Applera--Celera Genomics Group*                        120,300          1,233
  Ariad Pharmaceuticals*                                 330,400          1,850
  Array Biopharma*                                       203,800          1,429
  Arthrocare*                                             23,000            655
  Aspect Medical Systems*                                 46,100            995
  Bio-Rad Laboratories, Cl A (B)*                         43,300          2,109
  BioScrip*                                               15,100             91


--------------------------------------------------------------------------------
40         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Biosite (B)*                                            55,900    $     2,908
  Cardiodynamics International*                           80,300            234
  Cell Genesys (B)*                                      506,500          2,294
  Cerner (B)*                                             43,500          2,284
  Chemed                                                  19,050          1,457
  Conceptus (B)*                                         148,200          1,156
  Connetics (B)*                                         102,200          2,585
  Conor Medsystems*                                       54,700            891
  Cooper                                                  71,240          5,193
  Crucell ADR (B)*                                        52,600            686
  Cubist Pharmaceuticals (B)*                            348,900          3,705
  CV Therapeutics (B)*                                   362,000          7,370
  deCODE genetics*                                        87,600            499
  Dendreon (B)*                                          293,900          1,602
  Depomed (B)*                                           144,700            570
  Digene*                                                 82,200          1,706
  Discovery Laboratories (B)*                             72,800            410
  Dov Pharmaceutical (B)*                                 27,670            378
  Dyax*                                                  201,000            647
  Encysive Pharmaceuticals*                              399,800          4,086
  Enzon Pharmaceuticals*                                  36,600            373
  Exact Sciences*                                        193,800            692
  Exelixis*                                              268,821          1,823
  First Horizon Pharmaceutical (B)*                      154,600          2,610
  Gen-Probe (B)*                                          40,300          1,796
  Genitope (B)*                                           58,500            731
  Guilford Pharmaceuticals (B)*                          390,600            898
  Human Genome Sciences (B)*                             191,500          1,766
  Immucor*                                                87,200          2,633
  Impax Laboratories (B)*                                153,600          2,458
  Incyte (B)*                                            331,100          2,261
  Isis Pharmaceuticals (B)*                              466,200          1,804
  Isolagen (B)*                                          250,200          1,574
  Ista Pharmaceuticals*                                   70,600            697
  Kos Pharmaceuticals*                                    47,500          1,980
  Kosan Biosciences*                                     181,900            746
  LabOne*                                                 41,900          1,445
  LifePoint Hospitals (B)*                                90,400          3,963
  Martek Biosciences (B)*                                 48,400          2,816
  Medarex (B)*                                           541,600          3,862
  Medcath*                                                70,000          2,051
  Medical Action Industries*                               7,600            144
  Medicines*                                               1,500             34
  Medicis Pharmaceutical, Cl A                            65,800          1,973
  Mentor                                                  53,000          1,701
  MGI Pharma*                                            176,500          4,460
  MTS Systems                                             34,900          1,013
  Nabi Biopharmaceuticals*                                83,500          1,042
  Nektar Therapeutics (B)*                               287,000          4,001
  Neose Technologies*                                    188,400            486
  NitroMed (B)*                                           87,700          1,518
  Nutraceutical International*                             8,300            132
  Onyx Pharmaceuticals*                                    1,300             41
  OraSure Technologies*                                  239,600          1,763

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Orthologic*                                            117,200    $       593
  Pain Therapeutics*                                     337,900          1,717
  PainCare Holdings*                                     133,600            668
  Pediatrix Medical Group*                                 2,300            158
  Pharmion*                                               48,200          1,398
  PolyMedica                                              73,200          2,325
  Pozen*                                                 170,600            889
  Protein Design Labs (B)*                               125,800          2,012
  PSS World Medical*                                     148,200          1,685
  Psychiatric Solutions*                                  41,730          1,920
  Renovis (B)*                                            58,700            474
  Rigel Pharmaceuticals*                                  78,700          1,262
  Rotech Healthcare*                                      73,500          2,022
  Salix Pharmaceuticals*                                  56,900            938
  SFBC International*                                    107,055          3,773
  Sierra Health Services*                                  6,800            434
  SonoSite*                                               30,900            803
  Symbion*                                                 9,900            212
  Taro Pharmaceuticals Industries*                        43,000          1,357
  Techne*                                                  2,300             92
  Telik*                                                 243,400          3,670
  Third Wave Technologies*                               563,300          3,245
  Transgenomic*                                          415,500            237
  Transkaryotic Therapies*                                83,100          2,075
  United Therapeutics*                                    77,600          3,546
  Vasogen*                                               237,400            961
  ViaCell*                                                51,000            385
  Viropharma (B)*                                        212,500            497
  West Pharmaceutical Services                            37,900            906
                                                                    -----------
                                                                        170,191
                                                                    -----------

INDUSTRIALS -- 13.7%
  Active Power (B)*                                      138,800            450
  Advisory Board*                                         67,463          2,948
  AGCO (B)*                                              155,000          2,829
  Alliant Techsystems (B)*                                25,550          1,826
  American Ecology                                        47,800            565
  Arlington Tankers                                       86,000          2,021
  Armor Holdings (B)*                                     42,600          1,580
  Artesyn Technologies*                                   78,700            685
  Beacon Roofing Supply*                                  20,860            457
  Blount International*                                  126,700          2,151
  Ceradyne (B)*                                          152,140          3,403
  Charles River Associates*                               51,300          2,532
  Chicago Bridge & Iron                                   41,900          1,845
  Collectors Universe*                                   118,500          2,270
  Consolidated Graphics*                                  17,300            910
  Corinthian Colleges (B)*                               199,200          3,131
  Corporate Executive Board                               17,037          1,090
  Corrections of America*                                 32,000          1,235
  DiamondCluster International (B)*                       91,200          1,468
  Dynamex*                                                87,755          1,588
  EDO                                                     70,300          2,113


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         41

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Education Management*                                   56,400    $     1,576
  EGL (B)*                                                58,100          1,325
  Engineered Support Systems                              75,300          4,030
  ESCO Technologies*                                      27,495          2,209
  ExpressJet Holdings*                                   137,600          1,570
  Fastclick*                                              10,100            121
  Franklin Electric                                       12,000            453
  General Maritime*                                       43,495          2,107
  GrafTech International*                                408,800          2,326
  Innovative Solutions & Support*                         92,190          2,927
  Intermagnetics General*                                116,268          2,830
  iPayment (B)*                                           61,875          2,611
  Iron Mountain (B)*                                      69,800          2,013
  JLG Industries                                          54,600          1,177
  Joy Global                                              77,440          2,715
  Knight Transportation (B)*                             113,450          2,799
  Labor Ready (B)*                                        95,800          1,787
  Laureate Education*                                     68,400          2,927
  Lennox International                                    98,200          2,153
  Lincoln Electric Holdings                               67,500          2,030
  M/I Homes (B)                                           40,300          1,972
  Macquarie Infrastructure*                               38,800          1,086
  Mercury Computer Systems*                               63,500          1,751
  Mesa Air Group*                                         27,500            192
  Mine Safety Appliances                                  46,280          1,793
  Molecular Devices*                                      36,900            701
  Moog, Cl A*                                             43,145          1,950
  Navigant Consulting*                                   317,000          8,632
  Nordson                                                 29,200          1,075
  Old Dominion Freight Line*                              63,900          1,990
  Overnite                                                24,000            768
  Pinnacle Airlines (B)*                                  66,100            702
  RailAmerica*                                            49,600            619
  Republic Airways Holdings*                              24,200            302
  Resources Connection (B)*                              113,800          2,382
  Ritchie Bros. Auctioneers                               74,000          2,338
  Rofin-Sinar Technologies*                               52,990          1,703
  Sauer-Danfoss                                           14,900            337
  Skywest                                                 32,600            606
  Strayer Education (B)                                   24,900          2,822
  Surebeam, Cl A (B)*                                    580,855              8
  Sypris Solutions                                       100,700          1,080
  Terex*                                                  30,800          1,334
  TNS*                                                    14,700            264
  United Industrial                                       53,800          1,594
  United Rentals (B)*                                    129,000          2,607
  Universal Display*                                      47,300            331
  Universal Forest Products                               47,200          1,834
  Universal Truckload Services*                           75,700          1,597
  Ventiv Health (B)*                                     107,165          2,465
  Wabash National*                                        50,400          1,230

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  WCI Communities (B)*                                    92,000    $     2,767
  WRIGHT EXPRESS*                                        118,900          2,033
                                                                    -----------
                                                                        131,648
                                                                    -----------

INFORMATION TECHNOLOGY -- 25.9%
  Adaptec (B)*                                           333,100          1,596
  Aeroflex*                                              155,800          1,454
  Agile Software*                                        144,400          1,051
  Akamai Technologies (B)*                               150,300          1,913
  Altera*                                                286,600          5,669
  American Reprographics*                                117,700          1,689
  AMIS Holdings*                                          67,800            765
  Ansys (B)*                                              60,170          2,058
  aQuantive (B)*                                         423,300          4,686
  Asyst Technologies*                                    349,000          1,672
  Atari*                                                 143,400            453
  ATMI (B)*                                               73,350          1,837
  Bel Fuse, Cl B                                           9,100            276
  BISYS Group (B)*                                       130,000          2,038
  Blackbaud*                                             113,500          1,430
  Brooks Automation*                                     347,900          5,281
  Cabot Microelectronics*                                 21,900            687
  Catapult Communications*                                10,100            216
  CNET Networks (B)*                                      90,000            850
  Cognex                                                  61,292          1,525
  Comtech Telecommunications*                              8,600            448
  Concur Technologies*                                    55,425            450
  Corillian*                                             424,992          1,479
  Credence Systems (B)*                                  748,640          5,922
  Cryptologic Inc                                         39,405          1,221
  Cyberoptics*                                            14,100            176
  Cymer (B)*                                             146,300          3,916
  Digimarc*                                              386,800          2,379
  Digital River*                                          13,700            427
  Digitas*                                               129,100          1,304
  Diodes*                                                 19,500            529
  DoubleClick*                                           224,300          1,727
  Earthlink (B)*                                          28,300            255
  Electroglas (B)*                                        81,800            323
  Emulex (B)*                                            160,200          3,018
  Epicor Software*                                        37,800            495
  Exar*                                                   49,700            666
  F5 Networks (B)*                                        62,305          3,146
  Faro Technologies*                                      67,420          1,587
  FEI*                                                   180,300          4,174
  Foundry Networks*                                      107,800          1,067
  Genesis Microchip*                                     330,300          4,773
  Harmonic*                                              109,500          1,047
  Homestore*                                             697,000          1,547
  Hutchinson Technology (B)*                              76,300          2,654
  Hyperion Solutions (B)*                                 57,800          2,550
  Identix*                                               121,500            614


--------------------------------------------------------------------------------
42         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Imergent (B)*                                           56,800    $       557
  Immersion (B)*                                         575,000          3,450
  Integrated Circuit Systems*                             82,300          1,574
  Inter-Tel                                               52,400          1,284
  Intermix Media*                                         89,100            655
  International Rectifier (B)*                            52,300          2,380
  Internet Security Systems*                              55,600          1,017
  Intervideo*                                             49,600            546
  Interwoven*                                            183,800          1,432
  Intrado*                                                34,800            428
  Iomega                                                 395,500          1,697
  Itron*                                                  81,000          2,401
  iVillage*                                              306,800          1,868
  j2 Global Communications*                                9,000            309
  Jack Henry & Associates                                164,800          2,965
  Jupitermedia*                                          342,830          5,317
  Kanbay International*                                   53,900          1,103
  KFX (B)*                                               131,000          1,755
  Komag*                                                 161,100          3,601
  Kronos*                                                 13,500            690
  Lattice Semiconductor*                               1,327,500          7,129
  Leadis Technology*                                     269,500          1,612
  Lionbridge Technologies*                               164,700            937
  LivePerson*                                            164,700            433
  Macrovision (B)*                                       120,400          2,744
  Magma Design Automation*                               158,400          1,880
  Manhattan Associates*                                   89,400          1,821
  Matrixone*                                             230,000          1,097
  Mattson Technology*                                    150,000          1,191
  MAXIMUS*                                               116,400          3,898
  Mentor Graphics*                                       156,200          2,140
  Merix*                                                  93,600          1,049
  Micromuse*                                             211,400            958
  Micros Systems*                                        111,625          4,098
  MicroStrategy, Cl A*                                    10,500            570
  Motive*                                                191,230          1,912
  Multi-Fineline Electronix (B)*                          66,010          1,165
  Mykrolis*                                              177,100          2,532
  Napster (B)*                                           260,300          1,695
  Netease.com ADR (B)*                                    16,100            776
  Netgear*                                                17,500            264
  Niku*                                                   66,703          1,204
  O2Micro International*                                 195,800          2,015
  Omnivision Technologies (B)*                           141,500          2,144
  Onyx Software*                                         119,625            315
  OSI Systems (B)*                                       123,500          2,162
  Packeteer*                                              98,200          1,511
  Paxar*                                                  84,500          1,803
  Perot Systems, Cl A*                                   111,800          1,503
  Pinnacle Systems*                                      351,400          1,964
  Pixelworks*                                            597,350          4,868
  Plantronics                                             36,700          1,398
  PLX Technology*                                        247,000          2,593

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Polycom*                                               483,600    $     8,197
  Power Integrations*                                     76,600          1,600
  ProQuest*                                               48,200          1,742
  Radisys*                                               181,000          2,563
  Remec (B)*                                              61,700            326
  RightNow Technologies (B)*                              90,400          1,108
  RSA Security (B)*                                      129,100          2,046
  Rudolph Technologies*                                  167,600          2,524
  ScanSoft (B)*                                          615,200          2,289
  Schawk                                                   6,700            122
  Secure Computing*                                      233,300          1,999
  Serena Software*                                        78,110          1,856
  Sigmatel*                                               60,100          2,250
  Silicon Image*                                           8,600             86
  Sina (B)*                                               38,600          1,199
  Sirf Technology Holdings*                              224,981          2,511
  Skyworks Solutions*                                    659,400          4,187
  Spatialight (B)*                                       391,500          1,977
  SRA International, Cl A*                                61,557          3,709
  SS&C Technologies                                       82,420          1,879
  STATS ChipPAC ADR (B)*                                 210,682          1,393
  Stratasys (B)*                                          53,550          1,517
  SupportSoft*                                           258,000          1,362
  Synaptics*                                              45,380          1,053
  Tessera Technologies (B)*                               79,100          3,419
  TradeStation Group*                                    253,400          1,531
  Trident Microsystems*                                   24,950            441
  Triquint Semiconductor*                                892,300          3,016
  Trizetto Group*                                          8,400             78
  Ultra Clean Holdings*                                  195,300          1,191
  Verint Systems*                                         56,135          1,961
  WebEx Communications*                                   41,000            885
  Websense*                                               10,400            559
  Western Digital*                                       299,500          3,819
                                                                    -----------
                                                                        249,845
                                                                    -----------

MATERIALS -- 3.2%
  AK Steel Holding*                                      185,600          2,053
  Apex Silver Mines (B)*                                  73,000          1,169
  Arch Coal                                              101,000          4,344
  Carpenter Technology (B)                                63,370          3,765
  Cleveland-Cliffs (B)                                    31,200          2,274
  Ferro                                                   93,500          1,760
  Georgia Gulf                                            37,195          1,710
  Headwaters (B)*                                         81,500          2,675
  Massey Energy                                           53,900          2,158
  Silgan Holdings                                         26,590          1,728
  Steel Dynamics (B)                                      49,200          1,695
  Symyx Technologies (B)*                                117,800          2,597
  Wheeling-Pittsburgh (B)*                                99,400          3,086
                                                                    -----------
                                                                         31,014
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         43

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 0.9%
  Alamosa Holdings (B)*                                  195,715    $     2,284
  Alvarion (B)*                                           85,300            818
  AudioCodes (B)*                                        131,275          1,478
  Fairpoint Communications*                              200,500          3,002
  Novatel Wireless (B)*                                   97,500          1,048
  Premiere Global Services*                               49,300            558
                                                                    -----------
                                                                          9,188
                                                                    -----------

UTILITIES -- 0.2%
  PNM Resources                                           24,150            644
  UGI                                                     35,600          1,617
                                                                    -----------
                                                                          2,261
                                                                    -----------
Total Common Stock
  (Cost $940,919) ($ Thousands)                                         936,767
                                                                    -----------

FOREIGN STOCK -- 1.9%
  Canaccord Capital                                      141,000          1,221
  Deer Creek Energy*                                     140,600          1,801
  Dundee Wealth Management                               210,491          1,723
  Dundee Wealth Management+                               87,500          1,849
  First Quantum Minerals                                 127,000          2,363
  Granded Cache Coal*                                    155,000          1,441
  OPTI Canada*                                           147,000          3,183
  Railpower Technologies*                                408,100          2,044
  Western Oil Sands, Cl A*                                52,000          2,407
                                                                    -----------
Total Foreign Stock
  (Cost $15,234) ($ Thousands)                                           18,032
                                                                    -----------

EXCHANGE TRADED FUNDS -- 0.1%
  Midcap SPDR Trust Ser 1 (B)*                             2,900            349
  Nasdaq-100 Index Tracking Stock (B)*                    11,100            406
                                                                    -----------
Total Exchange Traded Funds
  (Cost $775) ($ Thousands)                                                 755
                                                                    -----------

                                                       Number of
                                                        Warrants

WARRANTS -- 0.0%
  Theglobe.com,
    Expires 05/05/09 (D) (G)*                            525,000             63
                                                                    -----------
Total Warrants
  (Cost $255) ($ Thousands)                                                  63
                                                                    -----------

CORPORATE OBLIGATIONS (C) (F) -- 7.5%

FINANCIALS -- 7.3%
  Allstate Life Global Funding II MTN
    2.800%, 04/13/06                                  $      918            918

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  American General Finance (A)
      2.810%, 04/14/06                                $    2,569    $     2,569
  CCN Bluegrass
      2.914%, 02/21/06                                     2,386          2,386
  Countrywide Home Loans
      3.120%, 03/21/06                                     3,010          3,010
  Countrywide Home Loans MTN, Ser M
      3.152%, 06/23/05                                     1,468          1,468
      3.040%, 11/30/05                                     4,037          4,037
      2.980%, 08/26/05                                     1,101          1,101
      2.940%, 05/20/05                                       734            734
      2.810%, 01/31/06                                       807            807
  Five Finance MTN
      2.860%, 09/22/05                                     5,212          5,211
  Harrier Finance Funding MTN
      3.034%, 09/15/05                                     1,064          1,064
  Harrier Finance Funding MTN, Ser 1
      3.016%, 06/15/05                                     3,193          3,193
  Irish Life & Permanent MTN, Ser X
      2.862%, 04/21/06                                     3,413          3,413
  Jackson National Life Funding (A)
      2.690%, 04/01/06                                     8,075          8,075
  Lakeside Funding
      2.790%, 04/08/05                                     2,225          2,225
  Morgan Stanley, Ser EXL
      2.720%, 05/04/06                                       734            734
  Morgan Stanley, Ser EXLS
      2.718%, 05/03/06                                     1,835          1,835
  Nationwide Building Society (A)
      3.083%, 04/28/05                                     1,835          1,835
      2.746%, 04/07/06                                     3,670          3,670
  Northern Rock (A)
      2.730%, 05/03/06                                     3,230          3,230
  Pacific Life Global Funding (A)
      2.790%, 03/13/06                                     2,753          2,753
  Premium Asset Trust (H)
      2.820%, 01/15/06                                     5,139          5,139
      2.755%, 02/06/06                                     2,716          2,719
  SLM MTN, Ser X
      2.850%, 04/20/06                                     6,423          6,423
  White Pine Finance MTN, Ser 1
      2.696%, 11/01/05                                     1,615          1,615
                                                                    -----------
                                                                         70,164
                                                                    -----------

INDUSTRIALS -- 0.2%
  Caterpillar Financial Services MTN,
    Ser F
      2.730%, 07/09/05                                     1,835          1,835
                                                                    -----------
Total Corporate Obligations
  (Cost $71,999) ($ Thousands)                                           71,999
                                                                    -----------


--------------------------------------------------------------------------------
44         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (C) (E) -- 6.0%

FINANCIALS -- 6.0%
  Brahms Funding
      2.972%, 05/20/05                                $    5,730    $     5,707
  Broadhollow Funding
      2.851%, 04/05/05                                     3,120          3,119
  CCN Independence IV
      2.880%, 01/17/06                                       734            734
  Capital One
      3.040%, 06/20/05                                     1,468          1,458
      3.017%, 06/07/05                                     1,285          1,277
      2.834%, 04/19/05                                     1,046          1,045
  Cobbler Funding
      3.073%, 06/28/05                                       672            667
  Eiffel Funding
      2.889%, 05/09/05                                       918            915
      2.741%, 04/08/05                                     2,753          2,751
  Golden Fish
      2.651%, 04/04/05                                     2,570          2,569
      2.621%, 04/08/05                                     5,702          5,699
  HSBC Finance
      2.714%, 04/20/05                                     1,652          1,649
  Liberty Harbour
      2.894%, 04/18/05                                     2,755          2,751
  Mitten
      2.803%, 04/14/05                                     3,120          3,117
      2.762%, 04/11/05                                     1,835          1,834
  Park Granada
      2.802%, 04/12/05                                     2,900          2,897
  Park Sienna
      2.880%, 04/01/05                                     3,598          3,598
  Rhineland Funding
      2.758%, 05/09/05                                       734            732
      2.757%, 05/03/05                                     7,353          7,335
      2.757%, 05/06/05                                       982            979
  SBC Communications
      2.878%, 05/04/05                                       956            954
      2.878%, 05/05/05                                     2,716          2,709
  Thornburg Mortgage Capital
      2.844%, 04/19/05                                     3,375          3,370
                                                                    -----------
Total Commercial Paper
  (Cost $57,866) ($ Thousands)                                           57,866
                                                                    -----------

ASSET-BACKED SECURITIES (C) (F) -- 4.2%

AUTOMOTIVE -- 0.2%
  Drivetime Auto Owner Trust,
    Ser 2004-C, Cl A1
      2.830%, 11/15/05                                       233            233
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
      2.870%, 03/15/06                                     1,226          1,226
                                                                    -----------
                                                                          1,459
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE RELATED SECURITIES -- 4.0%
  Aire Valley Mortgages, Ser 2004-1A,
    Cl 1A
      2.850%, 09/20/05                                $    2,349    $     2,349
  Blue Heron Funding, Ser 9A, Cl A1
      2.880%, 02/22/06                                     3,670          3,670
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
      2.791%, 11/10/05                                     2,111          2,111
  Commodore, Ser 2003-2A, Cl A1MM
      3.100%, 06/14/05                                     1,688          1,688
  Davis Square Funding, Ser 2004-2A,
    Cl AMMB
      2.776%, 04/06/05                                     1,835          1,835
  Davis Square Funding, Ser 2004-2A,
    Cl AMMC
      2.776%, 05/06/05                                     1,835          1,835
  Duke Funding, Ser 2004-6B, Cl A1S1
      2.680%, 04/08/05                                     1,835          1,835
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
      2.900%, 09/20/05                                     4,661          4,661
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
      2.920%, 05/18/05                                     3,816          3,816
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
      2.900%, 11/25/05                                     6,664          6,664
  RMAC, Ser 2004-NS3A, Cl A1
      2.800%, 06/12/05                                     1,542          1,542
  Saturn Ventures
      2.806%, 08/08/05                                     3,414          3,414
  TIAA Real Estate, Ser 2003 1A, Cl A
      2.880%, 03/28/06                                     2,370          2,370
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMB
      3.040%, 06/15/05                                       918            918
                                                                    -----------
                                                                         38,708
                                                                    -----------
Total Asset-Backed Securities
  (Cost $40,167) ($ Thousands)                                           40,167
                                                                    -----------

MASTER NOTES (C) -- 2.5%
  Bank of America Master Notes
      2.955%, 04/01/05                                     9,176          9,176
  Bear Stearns Master Notes
      3.050%,04/01/05                                      3,670          3,670
  Societe Generale Master Notes
      2.875%, 04/01/05                                    11,011         11,011
                                                                    -----------
Total Master Notes
  (Cost $23,857) ($ Thousands)                                           23,857
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         45

STATEMENT OF NET ASSETS (Unaudited)

Small Cap Growth Fund (Concluded)

March 31, 2005
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 0.9%
  First Union Cash Management
    Program                                              227,051            227
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A++                      8,877,628          8,878
                                                                    -----------
Total Cash Equivalents
  (Cost $9,105) ($ Thousands)                                             9,105
                                                                    -----------

CERTIFICATES OF DEPOSIT (C) (F) -- 0.7%
  U.S. Trust
      2.925%, 09/14/05                                $    3,671    $     3,671
  Washington Mutual Bank
      2.820%, 08/18/05                                     3,670          3,670
                                                                    -----------
Total Certificates of Deposit
  (Cost $7,341) ($ Thousands)                                             7,341
                                                                    -----------

REPURCHASE AGREEMENTS (C) -- 2.5%
  Barclays Capital
    2.850%, dated 03/31/05,
    to be repurchased on 04/01/05,
    repurchase price $3,901,032
    (collateralized by various U.S.
    Government Obligations, ranging
    in par value $594,380-$3,445,450,
    3.020%-3.410%, 06/01/06-08/30/07;
    with total market value $3,978,756)                    3,901          3,901
  Deutsche Bank
    2.830%, dated 03/31/05, to be
    repurchased on 04/01/05,
    repurchase price $13,184,604
    (collateralized by various U.S.
    Government Obligations, ranging
    in par value $40,511-$4,844,889,
    0.000%-7.500%, 01/01/09-12/01/37;
    with total market value $13,447,239)                  13,184         13,184
  Lehman Brothers
    2.800%, dated 03/31/05,
    to be repurchased on 04/01/05,
    repurchase price $7,010,953
    (collateralized by various U.S.
    Government Obligations, ranging
    in par value $332,719-$3,845,998,
    1.750%-6.250%, 09/15/06-02/01/11;
    with total market value $7,121,985)                    7,010          7,010
                                                                    -----------
Total Repurchase Agreements
  (Cost $24,095) ($ Thousands)                                           24,095
                                                                    -----------
Total Investments -- 123.5%
  (Cost $1,191,613) ($ Thousands)                                     1,190,047
                                                                    -----------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (23.5)%
Payable Upon Return on Securities Loaned                               (225,325)
Payable for Investment Securities Purchased                              (6,849)
Payable for Fund Shares Redeemed                                         (1,019)
Investment Advisory Fees Payable                                           (547)
Administration Fees Payable                                                (296)
Shareholder Servicing Fees Payable                                          (69)
Administration Servicing Fees Payable                                        (2)
Other Assets and Liabilities, Net                                         7,500
                                                                    -----------
Total Other Assets & Liabilities                                       (226,607)
                                                                    -----------
Net Assets -- 100.0%                                                $   963,440
                                                                    ===========

NET ASSETS:
Paid-in-Capital
  (unlimited authorization -- no par value)                         $ 1,128,245
Distribution in excess of net investment income                          (3,058)
Accumulated net realized loss on investments                           (160,179)
Net unrealized depreciation on investments                               (1,566)
Net unrealized depreciation on forward
  foreign currency contracts,foreign currencies
  and translation of other assets and liabilities
  denominated in foreign currencies                                          (2)
                                                                    -----------
Net Assets                                                          $   963,440
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($954,277,488 / 59,433,063 shares)                                     $16.06
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I
  ($9,162,458 / 576,103 shares)                                          $15.90
                                                                    ===========

*     Non-income producing security.

** Narrow industries are utilized for compliance puposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) This security or a partial position of this security is on loan at March 31, 2005 (see Note 7). The total value of securities on loan at March 31, 2005 was $215,094 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2005 was $225,325, ($ Thousands).

(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2005 was $10,103 ($ Thousands) and represented 1.05% of Net Assets.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2005.

(G) Securities considered illiquid. The total value of such securities as of March 31, 2005 was $10,103 ($ Thousands) and represented 1.05% of Net Assets.

ADR -- American Depositary Receipt

Cl -- Class

MTN -- Medium Term Note

NY -- New York

Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
46         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

Mid-Cap Fund

March 31, 2005
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

28.9% Financials
13.2% Consumer Discretionary
12.5% Information Technology
 9.4% Health Care
 6.3% Industrials
 6.3% Short-Term Investments
 6.2% Utilities
 5.2% Consumer Staples
 4.5% Asset-Backed Securities
 3.7% Energy
 3.6% Materials
 0.1% Telecommunication Services
 0.1% U.S. Treasury Obligations

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.4%

CONSUMER DISCRETIONARY -- 17.6%
  7-Eleven*                                                9,700    $       233
  Abercrombie & Fitch, Cl A                                2,900            166
  American Eagle Outfitters                                1,200             35
  Autoliv                                                  8,900            424
  Black & Decker                                           2,700            213
  Borders Group                                            6,300            168
  BorgWarner                                               4,800            234
  Citadel Broadcasting*                                    1,500             21
  Darden Restaurants                                      36,100          1,108
  Eastman Kodak (B)                                       32,800          1,068
  Entercom Communications*                                 6,800            241
  Federated Department Stores (B)                         15,400            980
  John Wiley & Sons, Cl A                                  2,200             78
  Johnson Controls                                         5,400            301
  Maytag (B)                                               4,500             63
  Michaels Stores                                          4,300            156
  Nordstrom                                                  600             33
  NVR (B)*                                                 1,200            942
  Office Depot*                                           16,800            373
  Pacific Sunwear of California                            5,000            140
  Polaris Industries (B)                                   4,100            288
  Rent-A-Center*                                          16,450            449
  Sherwin-Williams                                         1,800             79
  Standard-Pacific (B)                                     9,800            707
  Stanley Works                                           21,300            964
  Station Casinos                                          7,700            520
  Whirlpool (B)                                           10,900            738
                                                                    -----------
                                                                         10,722
                                                                    -----------

CONSUMER STAPLES -- 6.9%
  Archer-Daniels-Midland                                  20,700            509
  BJ's Wholesale Club*                                    18,000            559
  Energizer Holdings (B)*                                 11,200            670

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Loews--Carolina Group                                   29,300    $       970
  Molson Coors Brewing, Cl B (B)                           3,500            270
  Pilgrim's Pride (B)                                     20,900            747
  Supervalu                                                7,300            243
  Tyson Foods, Cl A (B)                                   15,000            250
                                                                    -----------
                                                                          4,218
                                                                    -----------

ENERGY -- 5.0%
  Baker Hughes (B)                                         4,900            218
  Chesapeake Energy (B)                                   12,200            268
  El Paso                                                 47,600            503
  Kerr-McGee (B)                                           9,300            728
  Patterson-UTI Energy                                    20,900            523
  Sunoco (B)                                               7,600            787
                                                                    -----------
                                                                          3,027
                                                                    -----------

FINANCIALS -- 18.4%
  A.G. Edwards (B)                                        10,700            479
  Ameritrade Holding (B)*                                 36,800            376
  Bank of Hawaii                                          11,300            511
  BlackRock, Cl A                                          6,400            480
  CBL & Associates Properties+                             2,900            207
  City National                                            2,000            140
  Commerce Bancorp (B)                                    32,200          1,046
  E*Trade Financial*                                      11,600            139
  Friedman Billings Ramsey Group,
    Cl A+                                                  5,800             92
  Genworth Financial, Cl A*                               29,000            798
  HCC Insurance Holdings (B)                              13,400            485
  Hibernia, Cl A                                           4,800            154
  HRPT Properties Trust+ (B)                              80,700            961
  Investors Financial Services (B)                         1,400             68
  Loews                                                    1,200             88
  Mercury General (B)                                      5,800            321
  Mills+ (B)                                              11,800            624
  Nationwide Financial Services, Cl A                      7,500            269
  Principal Financial Group                               13,700            527
  Providian Financial (B)*                                48,400            831
  Regency Centers+                                        15,900            757
  Simon Property Group+                                    1,000             61
  SL Green Realty+                                        15,300            860
  UnionBanCal                                             11,100            680
  Vornado Realty Trust+                                    3,600            249
                                                                    -----------
                                                                         11,203
                                                                    -----------

HEALTH CARE -- 12.5%
  Affymetrix (B)*                                          4,700            201
  AmerisourceBergen                                       13,000            745
  Applera--Applied Biosystems Group                        9,600            190
  Barr Pharmaceuticals*                                    3,600            176
  Bausch & Lomb                                            9,000            660
  Cephalon (B)*                                            3,400            159


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         47

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Cigna                                                   13,800    $     1,232
  Coventry Health Care*                                      300             20
  Dade Behring Holdings*                                  12,000            707
  Genzyme*                                                 6,500            372
  Humana (B)*                                             19,500            623
  ICOS*                                                    2,700             61
  Invitrogen (B)*                                          2,000            138
  Lincare Holdings*                                        4,800            212
  Manor Care (B)                                          14,700            535
  McKesson                                                20,800            785
  Medimmune (B)*                                           2,000             48
  Mettler Toledo International*                            5,300            252
  MGI Pharma*                                              5,500            139
  PerkinElmer                                              7,900            163
  Thermo Electron*                                         7,800            197
                                                                    -----------
                                                                          7,615
                                                                    -----------

INDUSTRIALS -- 8.2%
  Brink's                                                 16,200            561
  Burlington Northern Santa Fe                            13,400            723
  Crane                                                      500             14
  Cummins (B)                                             11,700            823
  Eaton                                                   15,100            988
  Graco                                                      700             28
  Harsco                                                   6,700            399
  JB Hunt Transport Services (B)                           5,600            245
  Norfolk Southern                                           400             15
  Paccar                                                     200             14
  Pitney Bowes                                             4,600            208
  Ryder System                                            23,200            967
                                                                    -----------
                                                                          4,985
                                                                    -----------

INFORMATION TECHNOLOGY -- 16.7%
  Acxiom                                                  33,700            705
  Adobe Systems                                            5,900            396
  Advanced Micro Devices (B)*                              3,400             55
  Amphenol, Cl A*                                         17,600            652
  BMC Software*                                            9,800            147
  Checkfree*                                              11,000            449
  Computer Sciences (B)*                                  19,800            908
  Cree (B)*                                               10,400            226
  Fair Isaac                                               4,000            138
  Freescale Semiconductor, Cl B*                          14,600            252
  Harris (B)                                               4,200            137
  Ingram Micro, Cl A*                                     47,700            795
  Intuit*                                                  4,600            201
  Jabil Circuit*                                           5,300            151
  Lam Research (B)*                                        6,300            182
  McAfee (B)*                                             13,200            298
  MEMC Electronic Materials*                              50,500            679
  Micron Technology*                                       5,900             61
  National Semiconductor*                                 13,400            276

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Polycom*                                                 7,700    $       131
  Sabre Holdings, Cl A                                    26,200            573
  Storage Technology (B)*                                 10,800            333
  Sybase (B)*                                             26,800            495
  Synopsys*                                                3,100             56
  Tech Data*                                               6,300            234
  VeriSign*                                                6,900            198
  Western Digital*                                        27,400            349
  Xerox (B)*                                              71,900          1,089
                                                                    -----------
                                                                         10,166
                                                                    -----------

MATERIALS -- 4.8%
  Ball                                                     7,500            311
  Eastman Chemical                                        18,600          1,098
  Georgia-Pacific                                          1,800             64
  Nucor                                                    1,300             75
  Phelps Dodge (B)                                        10,400          1,058
  United States Steel (B)                                  6,200            315
                                                                    -----------
                                                                          2,921
                                                                    -----------

TELECOMMUNICATION SERVICES -- 0.1%
  CenturyTel                                                 900             30
  West*                                                    1,500             48
                                                                    -----------
                                                                             78
                                                                    -----------

UTILITIES -- 8.2%
  AES*                                                    11,500            188
  Edison International                                    33,800          1,174
  National Fuel Gas                                       18,800            537
  NSTAR                                                    2,400            130
  Pepco Holdings                                          18,400            386
  Questar                                                  3,100            184
  Sempra Energy (B)                                       21,424            854
  TXU                                                     17,800          1,417
  UGI                                                      3,100            141
                                                                    -----------
                                                                          5,011
                                                                    -----------
Total Common Stock
  (Cost $51,438) ($ Thousands)                                           59,946
                                                                    -----------

CORPORATE OBLIGATIONS (C) (E) -- 10.7%

FINANCIALS -- 10.4%
  Allstate Life Global Funding II MTN
      2.800%, 04/13/06                                  $     83             83
  American General Finance (F)
      2.810%, 04/14/06                                       233            233
  CCN Bluegrass
      2.914%, 02/21/06                                       216            216
  Countrywide Home Loans
      3.120%, 03/21/06                                       273            273


--------------------------------------------------------------------------------
48         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Countrywide Home Loans MTN, Ser M
      3.152%, 06/23/05                                  $    133    $       133
      3.040%, 11/30/05                                       366            366
      2.980%, 08/26/05                                       100            100
      2.940%, 05/20/05                                        66             66
      2.810%, 01/31/06                                        73             73
  Five Finance MTN
      2.860%, 09/22/05                                       472            472
  Harrier Finance Funding MTN
      3.034%, 09/15/05                                        96             96
  Harrier Finance Funding MTN, Ser 1
      3.016%, 06/15/05                                       289            289
  Irish Life & Permanent MTN, Ser X
      2.862%, 04/21/06                                       309            309
  Jackson National Life Funding (F)
      2.690%, 04/01/06                                       731            731
  Lakeside Funding
      2.790%, 04/08/05                                       202            202
  Morgan Stanley, Ser EXL
      2.720%, 05/04/06                                        67             67
  Morgan Stanley, Ser EXLS
      2.718%, 05/03/06                                       166            166
  Nationwide Building Society (F)
      3.083%, 04/28/05                                       166            166
      2.746%, 04/07/06                                       332            332
  Northern Rock (F)
      2.730%, 05/03/06                                       292            292
  Pacific Life Global Funding (F)
      2.790%, 03/13/06                                       249            249
  Premium Asset Trust (F)
      2.820%, 01/15/06                                       465            465
      2.755%, 02/06/06                                       246            246
  SLM MTN, Ser X
      2.850%, 04/20/06                                       582            582
  White Pine Finance MTN, Ser 1
      2.696%, 11/01/05                                       146            146
                                                                    -----------
                                                                          6,353
                                                                    -----------

INDUSTRIALS -- 0.3%
  Caterpillar Financial Services MTN, Ser F
      2.730%, 07/09/05                                       166            166
                                                                    -----------
Total Corporate Obligations
  (Cost $6,519) ($ Thousands)                                             6,519
                                                                    -----------

COMMERCIAL PAPER (C) (D) -- 8.6%

FINANCIALS -- 8.6%
  Brahms Funding
      2.972%, 05/20/05                                       519            517
  Broadhollow Funding
      2.851%, 04/05/05                                       282            282

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  CCN Independence IV
      2.880%, 01/17/06                                  $     67    $        67
  Capital One
      3.040%, 06/20/05                                       133            132
      3.017%, 06/07/05                                       116            116
      2.834%, 04/19/05                                        95             95
  Cobbler Funding
      3.073%, 06/28/05                                        61             60
  Eiffel Funding
      2.889%, 05/09/05                                        83             83
      2.741%, 04/08/05                                       249            249
  Golden Fish
      2.651%, 04/04/05                                       233            233
      2.621%, 04/08/05                                       516            516
  HSBC Finance
      2.714%, 04/20/05                                       150            149
  Liberty Harbour
      2.894%, 04/18/05                                       249            249
  Mitten
      2.803%, 04/14/05                                       282            282
      2.762%, 04/11/05                                       166            166
  Park Granada
      2.802%, 04/12/05                                       263            262
  Park Sienna
      2.880%, 04/01/05                                       326            326
  Rhineland Funding
      2.758%, 05/09/05                                        66             66
      2.757%, 05/03/05                                       666            664
      2.757%, 05/06/05                                        89             89
  SBC Communications
      2.878%, 05/04/05                                        87             86
      2.878%, 05/05/05                                       246            245
  Thornburg Mortgage Capital
      2.844%, 04/19/05                                       306            305
                                                                    -----------
Total Commercial Paper
  (Cost $5,239) ($ Thousands)                                             5,239
                                                                    -----------

ASSET-BACKED SECURITIES (C) (E) -- 6.0%

AUTOMOTIVE -- 0.2%
  Drivetime Auto Owner Trust,
    Ser 2004-C, Cl A1
      2.830%, 11/15/05                                        21             21
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
      2.870%, 03/15/06                                       111            111
                                                                    -----------
                                                                            132
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         49

STATEMENT OF NET ASSETS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2005
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE RELATED SECURITIES -- 5.8%
  Aire Valley Mortgages, Ser 2004-1A,
    Cl 1A
      2.850%, 09/20/05                                  $    213    $       213
  Blue Heron Funding, Ser 9A, Cl A1
      2.880%, 02/22/06                                       332            332
  Cheyne High Grade, Ser 2004-1A, Cl A1
      2.791%, 11/10/05                                       191            191
  Commodore, Ser 2003-2A, Cl A1MM
      3.100%, 06/14/05                                       153            153
  Davis Square Funding, Ser 2004-2A,
    Cl AMMB
      2.776%, 04/06/05                                       166            166
  Davis Square Funding, Ser 2004-2A,
    Cl AMMC
      2.776%, 05/06/05                                       166            166
  Duke Funding, Ser 2004-6B, Cl A1S1
      2.680%, 04/08/05                                       166            166
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
      2.900%, 09/20/05                                       422            422
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
      2.920%, 05/18/05                                       346            346
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
      2.900%, 11/25/05                                       603            603
  RMAC, Ser 2004-NS3A, Cl A1
      2.800%, 06/12/05                                       140            140
  Saturn Ventures
      2.806%, 08/08/05                                       309            309
  TIAA Real Estate, Ser 2003 1A, Cl A
      2.880%, 03/28/06                                       215            215
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMB
      3.040%, 06/15/05                                        83             83
                                                                    -----------
                                                                          3,505
                                                                    -----------
Total Asset-Backed Securities
  (Cost $3,637) ($ Thousands)                                             3,637
                                                                    -----------

MASTER NOTES (C) -- 3.5%
  Bank of America Master Notes
      2.955%, 04/01/05                                       831            831
  Bear Stearns Master Notes
      3.050%,04/01/05                                        332            332
  Societe Generale Master Notes
      2.875%, 04/01/05                                       997            997
                                                                    -----------
Total Master Notes
  (Cost $2,160) ($ Thousands)                                             2,160
                                                                    -----------

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 1.3%
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A++                        792,146    $       792
                                                                    -----------
Total Cash Equivalent
  (Cost $792) ($ Thousands)                                                 792
                                                                    -----------

CERTIFICATES OF DEPOSIT (C) (E) -- 1.1%
  U.S. Trust
      2.925%, 09/14/05                                  $    332            332
  Washington Mutual Bank
      2.820%, 08/18/05                                       333            333
                                                                    -----------
Total Certificates of Deposit
  (Cost $665) ($ Thousands)                                                 665
                                                                    -----------

U.S. TREASURY OBLIGATION (A) -- 0.2%
  U.S. Treasury Bills
      2.758%, 06/16/05                                       120            119
                                                                    -----------
Total U.S. Treasury Obligation
  (Cost $119) ($ Thousands)                                                 119
                                                                    -----------

REPURCHASE AGREEMENTS (C) -- 3.6%
  Barclays Capital
    2.850%, dated 03/31/05, to be
    repurchased on 04/01/05,
    repurchase price $353,217
    (collateralized by various U.S.
    Government Obligations,
    ranging in par value $53,818-
    $311,966, 3.020%-3.410%,
    06/01/06-08/30/07; with total
    market value $360,254)                                   353            353
  Deutsche Bank
    2.830%, dated 03/31/05,
    to be repurchased on 04/01/05,
    repurchase price $1,193,793
    (collateralized by various U.S.
    Government Obligations, ranging
    in par value $3,668-$438,678,
    0.000%-7.500%, 01/01/09-12/01/37;
    with total market value $1,217,573)                    1,194          1,194


--------------------------------------------------------------------------------
50         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

  Lehman Brothers
    2.800%, dated 03/31/05, to be
    repurchased on 04/01/05,
    repurchase price $634,803
    (collateralized by various U.S.
    Government Obligations, ranging
    in par value $30,126-$348,234,
    1.750%-6.250%, 09/15/06-02/01/11;
    with total market value $644,802)                   $    635    $       635
                                                                    -----------
Total Repurchase Agreements
  (Cost $2,182) ($ Thousands)                                             2,182
                                                                    -----------
Total Investments -- 133.4%
  (Cost $72,751) ($ Thousands)                                           81,259
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (33.4)%
Payable Upon Return on Securities Loaned                                (20,402)
Investment Advisory Fees Payable                                            (21)
Administration Fees Payable                                                 (18)
Payable for Fund Shares Redeemed                                            (18)
Shareholder Servicing Fees Payable                                          (12)
Other Assets and Liabilities, Net                                           106
                                                                    -----------
Total Other Assets and Liabilities                                      (20,365)
                                                                    -----------
Net Assets -- 100.0%                                                $    60,894
                                                                    ===========

NET ASSETS:
Paid-in-Capital
  (unlimited authorization -- no par value)                         $    48,498
Distribution in excess of net investment income                             (14)
Accumulated net realized gain on investments
  and futures contracts                                                   3,906
Net unrealized appreciation on investments                                8,508
Net unrealized depreciation on futures contracts                             (4)
                                                                    -----------
Net Assets                                                          $    60,894
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($60,893,525 / 3,327,100 shares)                                       $18.30
                                                                    ===========

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

A summary of the open Long Futures contracts held by the Fund at March 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                         Contract                    Unrealized
Type of                  Number of          Value     Expiration   Depreciation
Contract                 Contracts   ($Thousands)           Date   ($Thousands)
--------------------------------------------------------------------------------

S&P 500 Composite Index          2           $592       06/18/05            $(4)
                                                                            ---

*     Non-income producing security.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2005 (see Note 7). The total value of securities on loan at March 31, 2005 was $19,947 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2005 was $20,402 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2005.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

Cl -- Class

MTN -- Medium Term Note

Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         51

STATEMENT OF NET ASSETS (Unaudited)

Managed Volatility Fund

March 31, 2005
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

18.7% Utilities
13.5% Consumer Staples
12.3% Health Care
12.2% Financials
11.7% Consumer Discretionary
 8.3% Industrials
 6.1% Short-Term Investments
 5.8% Energy
 5.0% Information Technology
 4.0% Materials
 2.2% Telecommunication Services
 0.2% U.S. Treasury Obligations

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 95.8%

CONSUMER DISCRETIONARY -- 12.0%
  7-Eleven*                                              11,500     $       276
  Applebees International                                 6,353             175
  Autoliv                                                 6,700             319
  Autonation*                                            16,600             315
  Choice Hotels International                            10,049             623
  Darden Restaurants                                     10,300             316
  Delphi                                                 78,500             352
  Dillard's, Cl A                                        11,200             301
  EchoStar Communications, Cl A*                         24,198             708
  Fairmont Hotels & Resorts                              10,700             355
  Ford Motor                                              6,200              70
  Fortune Brands                                          7,235             583
  GTECH Holdings                                         13,100             308
  Harte-Hanks                                            33,734             930
  Hearst-Argyle Television                               14,041             358
  John Wiley & Sons, Cl A                                 8,900             314
  Johnson Controls                                        2,048             114
  Mandalay Resort Group                                   4,304             304
  McClatchy, Cl A                                         4,400             326
  McGraw-Hill                                             2,100             183
  Meredith                                                8,753             409
  Metro-Goldwyn-Mayer                                    17,518             209
  Petco Animal Supplies*                                  7,500             276
  Polaris Industries                                      4,500             316
  Regal Entertainment Group, Cl A                         7,759             163
  Sears Holdings*                                         1,512             201
  Starwood Hotels & Resorts Worldwide                     6,100             366
  Washington Post, Cl B                                     481             430
  Yum! Brands                                            26,205           1,358
                                                                    -----------
                                                                         10,958
                                                                    -----------

CONSUMER STAPLES -- 13.8%
  Anheuser-Busch                                         28,883           1,369
  Aramark, Cl B                                          12,300             323
  BJ's Wholesale Club*                                    6,700             208

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

  Brown-Forman, Cl B                                      2,095     $       115
  Campbell Soup                                          13,895             403
  Church & Dwight                                         8,100             287
  Clorox                                                 13,592             856
  ConAgra Foods                                          10,672             288
  Cott*                                                   5,500             133
  Energizer Holdings*                                     5,400             323
  General Mills                                           7,200             354
  Hershey Foods                                          15,530             939
  HJ Heinz                                                4,900             180
  Hormel Foods                                           48,188           1,499
  Kellogg                                                34,326           1,485
  Kimberly-Clark                                          3,544             233
  McCormick                                              15,210             524
  Pepsi Bottling Group                                    9,500             265
  PepsiAmericas                                          27,224             617
  PepsiCo                                                 5,935             315
  Pilgrim's Pride                                         5,259             188
  Procter & Gamble                                        4,000             212
  Sara Lee                                               32,200             714
  Smithfield Foods*                                       3,659             115
  Supervalu                                              18,410             614
                                                                    -----------
                                                                         12,559
                                                                    -----------

ENERGY -- 5.9%
  ChevronTexaco                                          24,608           1,435
  ConocoPhillips                                          9,728           1,049
  Exxon Mobil                                             8,200             489
  Forest Oil*                                             7,900             320
  Helmerich & Payne                                       6,300             250
  Imperial Oil Limited                                    5,400             411
  Nexen Incorporated                                      6,300             346
  Petro Canada                                            3,100             179
  Range Resources                                        12,700             297
  Suncor Energy                                           6,700             269
  Transcanada                                            14,200             351
                                                                    -----------
                                                                          5,396
                                                                    -----------

FINANCIALS -- 12.5%
  Associated Banccorp                                    14,148             442
  Bancorpsouth                                            6,100             126
  Brown & Brown                                           2,100              97
  Catellus Development+                                  19,691             525
  Cincinnati Financial                                    4,900             214
  Commerce Bancshares                                     6,200             299
  Crescent Real Estate Equity+                           50,601             827
  Federated Investors, Cl B                              10,100             286
  Health Care Property Investors+                         6,260             147
  Hospitality Properties Trust+                          19,061             770
  Hudson United Bancorp                                   5,347             189
  International Bancshares                               10,784             374
  IPC Holdings                                            4,500             177
  Mack-Cali Realty+                                       7,118             301
  Mercury General                                         3,214             178


--------------------------------------------------------------------------------
52         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

  Moody's                                                 4,000     $       323
  Nuveen Investments, Cl A                                7,500             257
  Park National                                           1,600             180
  Popular                                                43,443           1,057
  Principal Financial Group                               9,800             377
  Public Storage+                                        11,332             645
  Regency Centers+                                        3,869             184
  RenaissanceRe Holdings                                  7,600             355
  Stancorp Financial Group                                3,500             297
  Synovus Financial                                       7,800             217
  UCBH Holdings                                           6,900             275
  Valley National Bancorp                                23,196             598
  Ventas+                                                15,158             378
  W Holding                                              12,240             123
  Westcorp                                                7,228             305
  Whitney Holding                                         5,800             258
  WR Berkley                                             12,869             638
                                                                    -----------
                                                                         11,419
                                                                    -----------

HEALTH CARE -- 12.5%
  Abbott Laboratories                                     7,609             355
  Alcon                                                   4,500             402
  Allergan                                                4,300             299
  American Pharmaceutical Partners*                       2,500             129
  AmerisourceBergen                                      12,535             718
  Becton Dickinson                                       20,752           1,212
  Celgene*                                               10,600             361
  Dentsply International                                  2,119             115
  Endo Pharmaceuticals Holdings*                          9,329             210
  Eon Labs*                                               8,800             266
  Henry Schein*                                          26,960             966
  Hillenbrand Industries                                 23,805           1,320
  Hospira*                                                3,562             115
  Idexx Laboratories*                                     6,896             374
  Invitrogen*                                             4,200             291
  Johnson & Johnson                                      15,702           1,055
  Martek Biosciences*                                     4,500             262
  McKesson                                                6,600             249
  Medicis Pharmaceutical, Cl A                            7,800             234
  Merck                                                   6,900             223
  Mettler Toledo International*                           3,056             145
  OSI Pharmaceuticals*                                    4,200             174
  Patterson*                                              7,900             395
  Respironics*                                           16,233             946
  Triad Hospitals*                                        4,500             225
  Waters*                                                 2,900             104
  Wyeth                                                   7,538             318
                                                                    -----------
                                                                         11,463
                                                                    -----------

INDUSTRIALS -- 8.5%
  Alliant Techsystems*                                    4,800             343
  C.H. Robinson Worldwide                                 5,600             289
  Deluxe                                                  9,499             379
  General Dynamics                                        4,773             511

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

  H&R Block                                               2,500     $       126
  Harsco                                                  5,500             328
  Hewitt Associates, Cl A*                                7,500             200
  IKON Office Solutions                                  41,898             414
  ITT Educational Services*                               6,200             301
  JetBlue Airways*                                       14,200             270
  Laidlaw International*                                 12,600             262
  Landstar System*                                        7,400             242
  Lockheed Martin                                        15,678             957
  Northrop Grumman                                        7,544             407
  Pitney Bowes                                           23,980           1,082
  Raytheon                                                5,900             228
  Robert Half International                               3,600              97
  Stericycle*                                             6,600             292
  United Defense Industries*                              4,600             338
  UTI Worldwide                                           4,400             306
  Weight Watchers International*                          8,200             352
                                                                    -----------
                                                                          7,724
                                                                    -----------

INFORMATION TECHNOLOGY -- 5.1%
  Activision*                                            16,400             243
  Affiliated Computer Services, Cl A*                     7,300             389
  Avid Technology*                                        3,600             195
  Cognizant Technology Solutions,
    Cl A*                                                 3,700             171
  Diebold                                                 2,076             114
  Fair Isaac                                             10,200             351
  Fairchild Semiconductor International*                 18,200             279
  Flir Systems*                                          11,600             351
  Harris                                                 10,200             333
  Ingram Micro, Cl A*                                    16,100             268
  International Business Machines                         4,127             377
  Linear Technology                                       2,000              77
  MEMC Electronic Materials*                             10,400             140
  National Instruments                                   10,400             281
  Perot Systems, Cl A*                                    8,900             120
  Plantronics                                             2,700             103
  Qualcomm                                                4,700             172
  Scientific-Atlanta                                      5,900             167
  Tech Data*                                              3,627             134
  Zebra Technologies, Cl A*                               7,900             375
                                                                    -----------
                                                                          4,640
                                                                    -----------

MATERIALS -- 4.1%
  Agrium                                                 16,700             305
  Ball                                                    4,100             170
  Dow Chemical                                            2,292             114
  Freeport-McMoRan Copper & Gold,
    Cl B                                                  5,800             230
  International Flavors & Fragrances                     16,568             654
  Martin Marietta Materials                               4,500             252
  Methanex                                               11,400             221
  Newmont Mining                                          4,083             173


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         53

STATEMENT OF NET ASSETS (Unaudited)

Managed Volatility Fund (Concluded)

March 31, 2005
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

  Nova Chemicals                                          6,700     $       288
  Packaging of America                                   12,100             294
  Pactiv*                                                14,100             329
  Southern Peru Copper                                    1,700              94
  Steel Dynamics                                          7,100             245
  Vulcan Materials                                        5,900             335
                                                                    -----------
                                                                          3,704
                                                                    -----------

TELECOMMUNICATION SERVICES -- 2.2%
  BCE                                                    12,800             320
  CenturyTel                                              8,700             286
  Citizens Communications                                26,800             347
  Telephone & Data Systems                                1,415             115
  Verizon Communications                                 27,234             967
                                                                    -----------
                                                                          2,035
                                                                    -----------

UTILITIES -- 19.2%
  AGL Resources                                           8,800             307
  Alliant Energy                                         10,800             289
  Cinergy                                                27,575           1,117
  Consolidated Edison                                     9,425             398
  Constellation Energy Group                              5,200             269
  DPL                                                    11,700             293
  DTE Energy                                             20,725             943
  Duke Energy                                             8,900             249
  Edison International                                   13,372             464
  Energen                                                 4,900             326
  Energy East                                            11,600             304
  Equitable Resources                                     8,073             464
  FirstEnergy                                             7,242             304
  Great Plains Energy                                     4,659             142
  Hawaiian Electric Industries                           19,671             502
  KeySpan                                                 8,173             319
  MDU Resources Group                                    11,100             307
  National Fuel Gas                                      27,572             788
  Northeast Utilities                                    17,300             333
  NSTAR                                                  16,668             905
  OGE Energy                                             50,478           1,360
  Pepco Holdings                                          7,100             149
  Puget Energy                                           40,313             888
  SCANA                                                  14,232             544
  Sempra Energy                                           7,900             315
  Southern                                               27,519             876
  TECO Energy                                            20,900             328
  TXU                                                     4,800             382
  UGI                                                    23,160           1,052
  Vectren                                                23,672             631
  Westar Energy                                          13,632             295
  Wisconsin Energy                                        9,200             327
  WPS Resources                                          25,616           1,356
                                                                    -----------
                                                                         17,526
                                                                    -----------
Total Common Stock
  (Cost $85,260) ($ Thousands)                                           87,424
                                                                    -----------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 6.2%
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A++                     5,659,551     $     5,660
                                                                    -----------
Total Cash Equivalent
  (Cost $5,660) ($ Thousands)                                             5,660
                                                                    -----------

U.S. TREASURY OBLIGATION -- 0.2%
  U.S. Treasury Bills (A)
      2.902%, 08/25/05                               $      210             207
                                                                    -----------
Total U.S. Treasury Obligation
  (Cost $208) ($ Thousands)                                                 207
                                                                    -----------
Total Investments -- 102.2%
  (Cost $91,128) ($ Thousands)                                           93,291
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (2.2)%
Payable for Investment Securities Purchased                              (4,126)
Payable for Fund Shares Redeemed                                           (101)
Investment Advisory Fees Payable                                            (42)
Administration Fees Payable                                                 (26)
Shareholder Servicing Fees Payable                                          (12)
Other Assets and Liabilities, Net                                         2,324
                                                                    -----------
Total Other Assets and Liabilities                                       (1,983)
                                                                    -----------
Net Assets -- 100.0%                                                $    91,308
                                                                    ===========

NET ASSETS:
Paid-in-Capital
  (unlimited authorization -- no par value)                         $    88,102
Undistributed net investment income                                          12
Accumulated net realized gain on investments
  and futures contracts                                                   1,027
Net unrealized appreciation on investments                                2,163
Net unrealized appreciation on futures contracts                              4
                                                                    -----------
Net Assets                                                          $    91,308
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($91,307,584 / 8,544,348 shares)                                       $10.69
                                                                    ===========

A summary of the open Long Futures contracts held by the Fund at March 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                         Contract                    Unrealized
Type of                  Number of          Value     Expiration   Depreciation
Contract                 Contracts   ($Thousands)           Date   ($Thousands)
--------------------------------------------------------------------------------

S&P 500 Composite Index         12           $710       06/17/05             $4
                                                                             --

*     Non-income producing security.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
54         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

Real Estate Fund

March 31, 2005
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

84.7% Financials
 6.7% Consumer Discretionary
 5.6% Short-Term Investments
 2.6% Asset-Backed Securities
 0.3% Exchange Traded Fund
 0.1% Industrials

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.3%

CONSUMER DISCRETIONARY -- 7.9%
  Diamondrock Hospitality*                                9,800     $       104
  Fairmont Hotels & Resorts                              39,000           1,292
  La Quinta*                                             19,000             162
  Starwood Hotels & Resorts Worldwide                    60,100           3,608
                                                                    -----------
                                                                          5,166
                                                                    -----------

FINANCIALS -- 89.4%
  Acadia Realty Trust+                                   23,100             372
  AMB Property+ (B)                                      79,400           3,001
  Apartment Investment & Management,
    Cl A+ (B)                                            42,800           1,592
  Arbor Realty Trust+                                     7,200             178
  Archstone-Smith Trust+ (B)                             75,850           2,587
  AvalonBay Communities+                                 41,500           2,776
  Boston Properties+                                     29,900           1,801
  Brandywine Realty Trust+                               29,800             846
  BRE Properties, Cl A+                                  25,400             897
  Camden Property Trust+                                 33,550           1,578
  Catellus Development+                                  20,000             533
  CB Richard Ellis Group, Cl A*                          12,900             451
  Corporate Office Properties Trust+                     46,300           1,226
  Equity Office Properties Trust+ (B)                    38,500           1,160
  Equity Residential+                                    43,900           1,414
  Essex Property Trust+ (B)                              11,900             822
  Federal Realty Investment Trust+                       34,200           1,654
  General Growth Properties+ (B)                         71,510           2,439
  Health Care Property Investors+                        11,600             272
  Host Marriott+                                        180,000           2,981
  iStar Financial+                                       37,900           1,561
  Kimco Realty+                                          45,400           2,447
  Liberty Property Trust+ (B)                            13,500             527
  Macerich+ (B)                                          26,600           1,417
  Mack-Cali Realty+                                      26,000           1,101
  Medical Properties Trust+                              11,400             117
  New Plan Excel Realty Trust+                           46,200           1,160
  Post Properties+                                       29,350             911
  Prologis+                                              46,700           1,733
  PS Business Parks+                                     18,000             725
  Public Storage+ (B)                                    44,250           2,520
  Reckson Associates Realty+                             39,550           1,214
  Regency Centers+                                       32,200           1,534

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Saul Centers+ (B)                                      14,100     $       451
  Shurgard Storage Centers, Cl A+                        38,100           1,561
  Simon Property Group+ (B)                              76,550           4,637
  SL Green Realty+                                       20,500           1,153
  Strategic Hotel Capital+                               12,300             181
  Taubman Centers+                                       22,850             634
  Thomas Properties Group                                19,600             243
  U-Store-It Trust+                                      17,200             299
  Ventas+                                                52,700           1,315
  Vornado Realty Trust+                                  18,400           1,275
  Weingarten Realty Investors+                           19,300             666
                                                                    -----------
                                                                         57,962
                                                                    -----------
Total Common Stock
  (Cost $58,764) ($ Thousands)                                           63,128
                                                                    -----------

EXCHANGE TRADED FUND -- 0.3%
  iShares Cohen & Steers Realty
    Majors Index Fund                                     1,700             212
                                                                    -----------
Total Exchange Traded Fund
  (Cost $214) ($ Thousands)                                                 212
                                                                    -----------

CORPORATE OBLIGATIONS (C) (D) -- 5.6%

FINANCIALS -- 5.4%
  Allstate Life Global Funding II MTN
      2.800%, 04/13/06                              $        46              46
  American General Finance (E)
      2.810%, 04/14/06                                      129             129
  CCN Bluegrass
      2.914%, 02/21/06                                      120             120
  Countrywide Home Loans
      3.120%, 03/21/06                                      151             151
  Countrywide Home Loans MTN, Ser M
      3.152%, 06/23/05                                       74              74
      3.040%, 11/30/05                                      203             203
      2.980%, 08/26/05                                       55              55
      2.940%, 05/20/05                                       37              37
      2.810%, 01/31/06                                       41              41
  Five Finance MTN
      2.860%, 09/22/05                                      262             262
  Harrier Finance Funding MTN
      3.034%, 09/15/05                                       54              54
  Harrier Finance Funding MTN, Ser 1
      3.016%, 06/15/05                                      161             161
  Irish Life & Permanent MTN, Ser X
      2.862%, 04/21/06                                      172             172
  Jackson National Life Funding (E)
      2.690%, 04/01/06                                      406             406
  Lakeside Funding
      2.790%, 04/08/05                                      112             112


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         55

STATEMENT OF NET ASSETS (Unaudited)

Real Estate Fund (Concluded)

March 31, 2005
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Morgan Stanley, Ser EXL
      2.720%, 05/04/06                              $        37     $        37
  Morgan Stanley, Ser EXLS
      2.718%, 05/03/06                                       92              92
  Nationwide Building Society (E)
      3.083%, 04/28/05                                       92              92
      2.746%, 04/07/06                                      185             185
  Northern Rock (E)
      2.730%, 05/03/06                                      162             162
  Pacific Life Global Funding (E)
      2.790%, 03/13/06                                      139             139
  Premium Asset Trust (E)
      2.820%, 01/15/06                                      258             258
      2.755%, 02/06/06                                      137             137
  SLM MTN, Ser X
      2.850%, 04/20/06                                      323             323
  White Pine Finance MTN, Ser 1
      2.696%, 11/01/05                                       81              81
                                                                    -----------
                                                                          3,529
                                                                    -----------

INDUSTRIALS -- 0.2%
  Caterpillar Financial Services MTN, Ser F
      2.730%, 07/09/05                                       92              92
                                                                    -----------
Total Corporate Obligations
  (Cost $3,621) ($ Thousands)                                             3,621
                                                                    -----------

COMMERCIAL PAPER (A) (C) -- 4.5%

FINANCIALS -- 4.5%
  Brahms Funding
      2.972%, 05/20/05                                      288             287
  Broadhollow Funding
      2.851%, 04/05/05                                      157             157
  CCN Independence IV
      2.880%, 01/17/06                                       37              37
  Capital One
      3.040%, 06/20/05                                       74              73
      3.017%, 06/07/05                                       65              64
      2.834%, 04/19/05                                       53              53
  Cobbler Funding
      3.073%, 06/28/05                                       34              34
  Eiffel Funding
      2.889%, 05/09/05                                       46              46
      2.741%, 04/08/05                                      138             138
  Golden Fish
      2.651%, 04/04/05                                      129             129
      2.621%, 04/08/05                                      287             287
  HSBC Finance
      2.714%, 04/20/05                                       83              83
  Liberty Harbour
      2.894%, 04/18/05                                      139             138
  Mitten
      2.803%, 04/14/05                                      157             157
      2.762%, 04/11/05                                       92              92

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Park Granada
      2.802%, 04/12/05                              $       146     $       146
  Park Sienna
      2.880%, 04/01/05                                      181             181
  Rhineland Funding
      2.758%, 05/09/05                                       37              37
      2.757%, 05/03/05                                      370             369
      2.757%, 05/06/05                                       49              49
  SBC Communications
      2.878%, 05/04/05                                       48              48
      2.878%, 05/05/05                                      137             136
  Thornburg Mortgage Capital
      2.844%, 04/19/05                                      170             169
                                                                    -----------
Total Commercial Paper
  (Cost $2,910) ($ Thousands)                                             2,910
                                                                    -----------

ASSET-BACKED SECURITIES (C) (D) -- 3.1%
AUTOMOTIVE -- 0.1%
  Drivetime Auto Owner Trust,
    Ser 2004-C, Cl A1
      2.830%, 11/15/05                                       12              12
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1
      2.870%, 03/15/06                                       62              62
                                                                    -----------
                                                                             74
                                                                    -----------

MORTGAGE RELATED SECURITIES -- 3.0%
  Aire Valley Mortgages, Ser 2004-1A,
    Cl 1A
      2.850%, 09/20/05                                      118             118
  Blue Heron Funding, Ser 9A, Cl A1
      2.880%, 02/22/06                                      185             185
  Cheyne High Grade, Ser 2004-1A, Cl A1
      2.791%, 11/10/05                                      106             106
  Commodore, Ser 2003-2A, Cl A1MM
      3.100%, 06/14/05                                       85              85
  Davis Square Funding, Ser 2004-2A,
    Cl AMMB
      2.776%, 04/06/05                                       92              92
  Davis Square Funding, Ser 2004-2A,
    Cl AMMC
      2.776%, 05/06/05                                       92              92
  Duke Funding, Ser 2004-6B, Cl A1S1
      2.680%, 04/08/05                                       92              92
  Harwood Street Funding I, Ser 2004-1A,
    Cl NOTE
      2.900%, 09/20/05                                      234             234
  Orchid Structured Finance, Ser 2003-
    1A, Cl A1MM
      2.920%, 05/18/05                                      192             192
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
      2.900%, 11/25/05                                      335             335
  RMAC, Ser 2004-NS3A, Cl A1
      2.800%, 06/12/05                                       78              78


--------------------------------------------------------------------------------
56         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

  Saturn Ventures
      2.806%, 08/08/05                              $       172     $       172
  TIAA Real Estate, Ser 2003 1A, Cl A
      2.880%, 03/28/06                                      119             119
  Whitehawk CDO Funding, Ser 2004-1A,
    Cl AMMB
      3.040%, 06/15/05                                       46              46
                                                                    -----------
                                                                          1,946
                                                                    -----------
Total Asset-Backed Securities
  (Cost $2,020) ($ Thousands)                                             2,020
                                                                    -----------

CASH EQUIVALENT -- 2.9%
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A++                     1,863,205           1,863
                                                                    -----------
Total Cash Equivalent
  (Cost $1,863) ($ Thousands)                                             1,863
                                                                    -----------

MASTER NOTES (C) -- 1.9%
  Bank of America Master Notes
      2.955%, 04/01/05                                      461             461
  Bear Stearns Master Notes
      3.050%,04/01/05                                       185             185
  Societe Generale Master Notes
      2.875%, 04/01/05                                      554             554
                                                                    -----------
Total Master Notes
  (Cost $1,200) ($ Thousands)                                             1,200
                                                                    -----------

CERTIFICATES OF DEPOSIT (C) (D) -- 0.6%
  U.S. Trust
      2.925%, 09/14/05                                      184             184
  Washington Mutual Bank
      2.820%, 08/18/05                                      185             185
                                                                    -----------
Total Certificates of Deposit
  (Cost $369) ($ Thousands)                                                 369
                                                                    -----------

REPURCHASE AGREEMENTS (C) -- 1.8%
  Barclays Capital
    2.850%, dated 03/31/05,
    to be repurchased on 04/01/05,
    repurchase price $196,192
    (collateralized by various U.S.
    Government Obligations, ranging
    in par value $29,893-$173,280,
    3.020%-3.410%, 06/01/06-08/30/07;
    with total market value $200,101)                       196             196
  Deutsche Bank
    2.830%, dated 03/31/05,
    to be repurchased on 04/01/05,
    repurchase price $663,084
    (collateralized by various U.S.
    Government Obligations, ranging
    in par value $2,037-$243,661,
    0.000%-7.500%, 01/01/09-12/01/37;
    with total market value $676,293)                       663             663

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Lehman Brothers
    2.800%, dated 03/31/05,
    to be repurchased on 04/01/05,
    repurchase price $352,597
    (collateralized by various U.S.
    Government Obligations, ranging
    in par value $16,733-$193,424,
    1.750%-6.250%, 09/15/06-02/01/11;
    with total market value $358,151)               $       353     $       353
                                                                    -----------
Total Repurchase Agreements
  (Cost $1,212) ($ Thousands)                                             1,212
                                                                    -----------
Total Investments -- 118.0%
  (Cost $72,173) ($ Thousands)                                           76,535
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (18.0)%
Payable Upon Return on Securities Loaned                                (11,332)
Payable for Fund Shares Redeemed                                            (80)
Investment Advisory Fees Payable                                            (34)
Administration Fees Payable                                                 (19)
Shareholder Servicing Fees Payable                                           (6)
Other Assets and Liabilities, Net                                          (215)
                                                                    -----------
Total Other Assets and Liabilities                                      (11,686)
                                                                    -----------
Net Assets -- 100.0%                                                $    64,849
                                                                    ===========

NET ASSETS:
Paid-in-Capital
  (unlimited authorization -- no par value)                         $    59,976
Undistributed net investment income                                         136
Accumulated net realized gain on investments                                375
Net unrealized appreciation on investments                                4,362
                                                                    -----------
Net Assets                                                          $    64,849
                                                                    ===========
  Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($64,849,364 / 5,119,946 shares)                                       $12.67
                                                                    ===========

*     Non-income producing security.

+     Real Estate Investment Trust

++    See Note 3 in Notes to Financial Statements.

(A)   The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at March 31, 2005 (see Note 7). The total value of securities on loan at March 31, 2005 was $11,027 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2005 was $11,332 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2005.

(E) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

Cl -- Class

Ser -- Series

MTN -- Medium Term Note

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

March 31, 2005
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

22.6% Corporate Obligations
20.4% U.S. Treasury Obligations
18.0% Asset-Backed Securities
16.0% U.S. Government Mortgage-Backed Obligations
 9.0% Short-Term Investments
 7.3% U.S. Government Agency Obligations
 5.8% Commercial Paper
 0.8% Certificates of Deposit
 0.1% Municipal Bond

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 33.1%

CONSUMER DISCRETIONARY -- 1.9%
  COX Communications
      7.875%, 08/15/09                              $       750     $       828
      7.125%, 10/01/12                                    2,240           2,443
      4.625%, 01/15/10 (B)                                  595             578
      4.625%, 06/01/13 (D)                                  380             354
  Comcast
      7.050%, 03/15/33 (K)                                  755             844
      6.500%, 01/15/15                                    1,475           1,579
      5.850%, 01/15/10                                    2,010           2,079
      5.500%, 03/15/11 (K)                                2,035           2,072
  Comcast Cable Communications
      8.375%, 03/15/13                                      675             802
      6.750%, 01/30/11 (K)                                7,430           8,026
      6.375%, 01/30/06                                      720             733
  Continental Cablevision
      9.000%, 09/01/08                                    1,150           1,295
      8.300%, 05/15/06                                      985           1,023
  DaimlerChrysler
      7.450%, 03/01/27                                      515             554
      7.300%, 01/15/12                                    1,400           1,526
      6.500%, 11/15/13                                    1,745           1,815
      4.050%, 06/04/08                                      265             257
  Federated Department Stores
      7.000%, 02/15/28                                      425             460
      6.900%, 04/01/29                                      200             214
  Ford Motor
      9.215%, 09/15/21 (K)                                1,000           1,050
      7.450%, 07/16/31 (K)                                3,820           3,457
      6.375%, 02/01/29                                    5,537           4,554
  General Motors (K)
      8.375%, 07/15/33                                    3,749           3,208
      8.250%, 07/15/23                                    7,670           6,626
      7.200%, 01/15/11                                    1,950           1,760
      7.125%, 07/15/13                                      590             508

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Liberty Media
      5.700%, 05/15/13 (K)                          $       995     $       938
      4.510%, 09/17/06 (A)                                7,035           7,128
  May Department Stores
      6.700%, 07/15/34 (K)                                  400             412
      6.650%, 07/15/24                                      645             662
      5.750%, 07/15/14                                      525             527
  News America
      7.750%, 01/20/24                                      595             692
      7.300%, 04/30/28                                      550             613
      7.280%, 06/30/28                                      650             724
      7.125%, 04/08/28                                      375             412
      6.200%, 12/15/34 (B) (K)                              345             341
  Pulte Homes
      5.200%, 02/15/15                                      875             826
  TCI Communications
      7.875%, 02/15/26                                    1,085           1,324
  Time Warner
      9.150%, 02/01/23                                    1,175           1,545
      8.375%, 07/15/33                                    1,000           1,257
      8.180%, 08/15/07                                      450             485
      7.700%, 05/01/32                                    8,075           9,587
      7.570%, 02/01/24                                      285             330
      6.875%, 05/01/12                                      480             524
  Viacom
      7.875%, 07/30/30                                      475             564
      5.625%, 08/15/12                                      705             713
                                                                    -----------
                                                                         78,249
                                                                    -----------

CONSUMER STAPLES -- 0.6%
  Albertsons (K)
      8.000%, 05/01/31                                    1,132           1,333
  Altria Group
      7.750%, 01/15/27 (K)                                3,860           4,405
      7.000%, 11/04/13                                      795             853
  Diageo Capital PLC
      3.375%, 03/20/08                                      530             516
  Duty Free International (F) (H) (J)
      7.000%, 07/15/04                                    2,451              73
  General Mills
      5.125%, 02/15/07                                    1,325           1,347
  Kraft Foods
      6.500%, 11/01/31                                      630             696
      6.250%, 06/01/12                                      205             220
      5.625%, 11/01/11 (K)                                1,455           1,510
  Kroger
      7.500%, 04/01/31                                      888           1,015
  Nabisco
      7.550%, 06/15/15                                    3,565           4,207
  Philip Morris Capital
      7.500%, 07/16/09                                    1,750           1,881


--------------------------------------------------------------------------------
58         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  RJ Reynolds Tobacco Holdings,
    Ser B (K)
      7.750%, 05/15/06                              $     7,230     $     7,492
                                                                    -----------
                                                                         25,548
                                                                    -----------

ENERGY -- 1.6%
  Alberta Energy
      7.375%, 11/01/31                                      945           1,143
  Amerada Hess (K)
      7.300%, 08/15/31                                    4,650           5,244
  Anadarko Finance, Ser B
      7.500%, 05/01/31                                      705             865
      6.750%, 05/01/11                                    2,510           2,763
  Apache
      6.250%, 04/15/12                                    1,385           1,511
  Canadian National Resources
      4.900%, 12/01/14                                    1,255           1,218
  Conoco
      6.950%, 04/15/29                                    4,060           4,842
  Conoco Funding
      7.250%, 10/15/31                                      530             652
      6.350%, 10/15/11                                    1,040           1,133
  ConocoPhillips
      5.900%, 10/15/32                                       10              11
      4.750%, 10/15/12 (K)                                4,910           4,879
  Consolidated Natural Gas, Ser A
      5.000%, 03/01/14                                      650             638
  Devon Energy
      7.950%, 04/15/32                                    2,330           2,938
  Devon Financing
      7.875%, 09/30/31                                    1,740           2,167
  El Paso
      6.950%, 06/01/28                                    6,750           5,872
  El Paso MTN (K)
      7.800%, 08/01/31                                    2,280           2,143
      7.750%, 01/15/32                                    5,075           4,783
  Encana
      6.500%, 08/15/34                                    1,000           1,094
  Enterprise Products Operations, Ser B
      5.600%, 10/15/14                                    1,665           1,643
      4.000%, 10/15/07                                      850             832
  Kinder Morgan Energy
      5.800%, 03/15/35                                      310             294
      5.125%, 11/15/14 (K)                                  980             953
  Pemex Master Trust
      7.375%, 12/15/14                                      610             653
  Pioneer Natural Resources
      5.875%, 07/15/16                                      665             680
  Statoil (B)
      5.125%, 04/30/14                                    1,430           1,438
  Tosco
      8.125%, 02/15/30                                      400             534
  Vastar Resources
      6.500%, 04/01/09                                    3,490           3,743

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  XTO Energy
      7.500%, 04/15/12                              $       850     $       974
      6.250%, 04/15/13                                      690             741
      4.900%, 02/01/14 (K)                                1,475           1,438
  YPF Sociedad Anonima MTN, Ser A
      7.750%, 08/27/07                                    5,000           5,287
                                                                    -----------
                                                                         63,106
                                                                    -----------

FINANCIALS -- 20.2%
  AIG Sunamerica Global Finance (B)
      6.900%, 03/15/32                                      425             495
  Allstate Financial Global Funding
      6.150%, 02/01/06                                    1,900           1,936
  Allstate Life Global Funding II
    MTN (A) (L)
      2.800%, 04/13/06                                    5,366           5,366
  American Express Bank (A)
      2.930%, 11/21/07                                    3,900           3,902
  American Express Centurion
      4.375%, 07/30/09                                      295             293
  American General Finance (A) (B) (L)
      2.810%, 04/14/06                                   15,023          15,023
  Arch Capital Group
      7.350%, 05/01/34                                    3,416           3,742
  Archstone-Smith Operating Trust
      5.625%, 08/15/14                                      150             153
  Associates
      6.250%, 11/01/08                                    1,005           1,064
  Avalonbay Communities MTN
      7.500%, 12/15/10                                    1,075           1,207
  BAC Capital Trust VI
      5.625%, 03/08/35                                    1,540           1,478
  Bank One
      7.875%, 08/01/10                                    3,525           4,014
      6.000%, 08/01/08                                      745             779
      2.625%, 06/30/08                                    3,200           3,022
  Bank One Texas
      6.250%, 02/15/08                                      575             603
  Bank of America
      7.400%, 01/15/11 (K)                                4,915           5,541
      5.875%, 02/15/09                                      695             726
      5.250%, 02/01/07                                      800             815
      3.875%, 01/15/08                                      475             469
      3.375%, 02/17/09                                    1,510           1,448
      3.250%, 08/15/08                                    1,400           1,348
  Bank of Scotland Treasury Services (B)
      3.500%, 11/30/07                                    2,000           1,959
  BankBoston
      6.375%, 03/25/08                                      250             263
      6.375%, 04/15/08                                      515             543
  BankAmerica Capital (A)
      3.230%, 01/15/27                                    1,800           1,760


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Banponce Trust I, Ser A
      8.327%, 02/01/27                              $     2,590     $     2,813
  Berkshire Hathaway
      3.400%, 07/02/07                                    1,555           1,532
      3.375%, 10/15/08                                    1,850           1,788
  Berkshire Hathaway Financial (B)
      4.125%, 01/15/10                                    1,950           1,902
  Boeing Capital
      6.500%, 02/15/12                                      465             505
      5.800%, 01/15/13                                      425             445
  CA Preferred Fund Trust
      7.000%, 01/29/49                                    1,000           1,023
  CCN Bluegrass (A) (L)
      2.914%, 02/21/06                                   13,950          13,950
  Capital One Bank
      6.700%, 05/15/08                                    1,830           1,940
      4.875%, 05/15/08                                    3,203           3,226
  Capital One Financial (K)
      8.750%, 02/01/07                                    1,455           1,565
  Chase Capital II, Ser B (A)
      3.243%, 02/01/27                                    1,000             943
  Chase Capital III, Ser C (A)
      3.460%, 03/01/27                                    1,000             949
  Citicorp
      7.200%, 06/15/07                                    1,200           1,278
  Citigroup
      6.500%, 01/18/11 (K)                                1,260           1,369
      6.200%, 03/15/09                                      400             422
      5.500%, 08/09/06 (K)                                1,135           1,156
      5.000%, 03/06/07                                    1,215           1,232
      5.000%, 09/15/14                                    3,176           3,118
      4.125%, 02/22/10                                    5,200           5,056
      3.625%, 02/09/09                                    6,535           6,316
      3.500%, 02/01/08                                    4,910           4,794
  Citigroup Global Markets
      6.500%, 02/15/08                                      820             868
  Colonial Realty MTN
      6.980%, 09/26/05                                    7,200           7,284
  Countrywide Home Loan MTN, Ser L
      3.120%, 03/21/06 (A) (L)                           17,599          17,599
      2.875%, 02/15/07                                    3,320           3,234
  Countrywide Home Loans MTN,
    Ser L (A) (L)
  Countrywide Home Loans MTN,
    Ser M (A) (L)
      3.152%, 06/23/05                                    8,585           8,584
      3.040%, 11/30/05                                   23,608          23,608
      2.980%, 08/26/05                                    6,439           6,439
      2.940%, 05/20/05                                    4,292           4,292
      2.810%, 01/31/06                                    4,722           4,722
  Credit Suisse First Boston London (A)
      9.650%, 03/24/10                                    8,663           8,481
  Danske Bank (A) (B)
      5.914%, 12/29/49                                    5,150           5,384

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Deutsche Bank (A)
      3.843%, 03/15/07                              $     2,400     $     2,394
  Developers Diversified Realty MTN
      7.000%, 03/19/07                                    1,300           1,356
  Dryden Investor Trust (B) (J)
      7.157%, 07/23/08                                    5,038           5,261
  Duke Capital
      7.500%, 10/01/09                                    1,065           1,173
  EOP Operating
      7.000%, 07/15/11                                    1,845           2,032
      4.650%, 10/01/10                                    1,638           1,601
  Eksportsfinans MTN
      3.375%, 01/15/08                                    5,680           5,554
  Equity One
      3.875%, 04/15/09                                    7,480           7,150
  Farmers Exchange Capital (B)
      7.200%, 07/15/48                                    1,465           1,538
      7.050%, 07/15/28                                    4,434           4,628
  Farmers Insurance Exchange Capital (B)
      8.625%, 05/01/24                                    3,717           4,498
  First Industrial
      7.600%, 07/15/28                                    3,675           4,205
  First Industrial MTN
      7.500%, 12/01/17                                    1,800           2,030
  Five Finance MTN (A) (L)
      2.860%, 09/22/05                                   30,476          30,469
  Ford Motor Credit
      7.875%, 06/15/10 (K)                                8,745           8,903
      7.375%, 10/28/09                                    2,040           2,048
      7.250%, 10/25/11 (K)                               11,451          11,300
      7.000%, 10/01/13                                      775             751
      6.875%, 02/01/06                                    6,135           6,218
      5.700%, 01/15/10 (K)                                4,055           3,820
  GE Capital Franchise MTN
      6.860%, 06/15/07                                    1,850           1,956
  General Electric Capital
      4.875%, 03/04/15 (K)                                1,530           1,496
      4.125%, 03/04/08                                    8,780           8,714
  General Electric Capital MTN, Ser A
      4.375%, 11/21/11                                      505             493
      3.600%, 10/15/08                                    2,045           1,984
      3.450%, 01/15/08 (A)                               17,550          17,350
  General Motors Acceptance
      8.000%, 11/01/31 (K)                                8,512           7,413
      7.750%, 01/19/10 (K)                                2,935           2,819
      7.250%, 03/02/11                                    4,445           4,128
      6.875%, 09/15/11                                    5,230           4,732
      6.750%, 12/01/14 (K)                                1,275           1,101
      6.150%, 04/05/07                                    1,120           1,099
      6.125%, 08/28/07 (K)                                3,460           3,374
      6.125%, 02/01/07 (K)                                  650             639
      6.125%, 09/15/06                                      785             781
      5.625%, 05/15/09 (K)                                1,980           1,806


--------------------------------------------------------------------------------
60         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Goldman Sachs Capital I
      6.345%, 02/15/34                              $       630     $       646
  Goldman Sachs Group
      6.875%, 01/15/11                                    3,775           4,118
  Goldman Sachs Group
      5.125%, 01/15/15 (K)                                  740             722
      3.120%, 03/02/10 (A)                                2,463           2,463
  HBOS (B)
      3.125%, 01/12/07                                    1,225           1,202
  HBOS Treasury Services (B)
      3.600%, 08/15/07                                    1,235           1,216
  HSBC Bank
      3.875%, 09/15/09                                    1,145           1,108
  Harrier Finance Funding MTN (A) (L)
      3.034%, 09/15/05                                    6,224           6,223
  Harrier Finance Funding MTN,
    Ser 1 (A) (L)
      3.016%, 06/15/05                                   18,672          18,670
  Healthcare Realty Trust
      5.125%, 04/01/14                                      965             927
  Household Finance
      8.000%, 07/15/10                                    3,475           3,975
      7.000%, 05/15/12                                    1,505           1,678
      6.375%, 11/27/12 (K)                                  585             633
      5.875%, 02/01/09                                    3,080           3,203
      4.750%, 05/15/09 (K)                                1,150           1,152
      4.125%, 12/15/08 (K)                                1,200           1,179
  Irish Life & Permanent MTN,
    Ser X (A) (L)
      2.862%, 04/21/06                                   19,960          19,957
  JP Morgan Capital Trust II
      7.950%, 02/01/27                                      580             623
  JP Morgan Chase
      6.750%, 02/01/11                                    2,481           2,717
      5.750%, 01/02/13                                    4,360           4,531
      5.250%, 05/30/07                                      400             408
      5.125%, 09/15/14                                      920             905
      4.000%, 02/01/08                                    1,390           1,374
      3.625%, 05/01/08                                      720             702
  Jackson National Life Funding
    (A) (B) (L)
      2.690%, 04/01/06                                   47,217          47,217
  Korea Development Bank
      4.250%, 11/13/07                                      755             749
  Lakeside Funding (A) (L)
      2.790%, 04/08/05                                   13,011          13,011
  Lehman Brothers
      7.000%, 02/01/08                                    3,395           3,623
      6.500%, 04/15/08                                      695             732
  Liberty Mutual Group (B)
      6.500%, 03/15/35                                      810             779

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  MBNA America Bank
      4.625%, 08/03/09                              $     1,070     $     1,061
  Marsh & Mclennan (K)
      3.625%, 02/15/08                                      950             923
  Massmutual Global Funding II (B)
      2.550%, 07/15/08                                    1,200           1,132
  Merrill Lynch
      7.430%, 09/01/22                                       18              19
  Merrill Lynch MTN, Cl C (K)
      4.250%, 02/08/10                                    1,885           1,835
  Merrill Lynch MTN, Ser B
      3.375%, 09/14/07                                    2,100           2,059
  Merrill Lynch MTN, Ser C (A)
      4.056%, 03/12/07                                    2,460           2,439
  Met Life Global Funding (B)
      4.750%, 06/20/07                                    1,100           1,111
      4.250%, 07/30/09                                      815             802
  Monumental Global Funding (B)
      5.200%, 01/30/07                                      625             637
  Monumental Global Funding II (B)
      4.375%, 07/30/09                                    1,800           1,769
  Morgan Stanley (K)
      4.750%, 04/01/14                                    1,308           1,245
  Morgan Stanley, Ser EXL (A) (L)
      2.720%, 05/04/06                                    4,292           4,292
  Morgan Stanley, Ser EXLS (A) (L)
      2.718%, 05/03/06                                   10,731          10,730
  NB Capital Trust IV (K)
      8.250%, 04/15/27                                    4,500           4,983
  National Capital Trust (A) (B)
      5.486%, 12/29/49                                    2,231           2,238
  National City Bank
      3.375%, 10/15/07                                    1,520           1,491
      3.300%, 05/15/07                                      750             741
  NationsBank Capital Trust III (A)
      3.210%, 01/15/27                                    6,850           6,579
  Nationwide Building Society (B)
      4.250%, 02/01/10                                    1,425           1,395
      3.500%, 07/31/07                                    3,250           3,196
      3.083%, 04/28/05 (A) (L)                           10,731          10,731
      2.746%, 04/07/06 (A) (L)                           21,462          21,462
  Nationwide Mutual Insurance (B)
      8.250%, 12/01/31                                    3,575           4,458
      6.600%, 04/15/34 (B)                                3,590           3,604
  New York Life Global Funding (B)
      3.875%, 01/15/09                                    1,000             979
  North Front Pass-Through Trust (A) (B)
      5.810%, 12/15/24                                    4,200           4,158
  Northern Rock (L) (A) (B)
      2.730%, 05/03/06                                   18,887          18,887
  PNC Funding
      5.250%, 11/15/15                                    1,095           1,086


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Pacific Life Global Funding (A) (B) (L)
      2.790%, 03/13/06                              $    16,097     $    16,097
  Permanent Financing PLC, Ser 2A
      4.200%, 06/10/07                                   16,000          16,000
  Power Receivables Financial
      6.290%, 01/01/12                                    5,000           5,165
      6.290%, 01/01/12 (B)                                  410             422
  Premium Asset Trust (A) (B) (L)
      2.820%, 01/15/06                                   30,047          30,047
      2.755%, 02/06/06                                   15,882          15,897
  Prime Property Funding (B)
      5.600%, 06/15/11                                    2,220           2,253
  Protective Life MTN
      3.700%, 11/24/08                                    1,800           1,766
  RBS Capital Trust B
      6.800%, 12/05/49                                    1,000           1,016
  RBS Capital Trust I (A)
      4.709%, 12/29/49                                      700             676
  Rouse
      5.375%, 11/26/13 (K)                                1,430           1,368
      3.625%, 03/15/09                                      735             688
  Royal Bank of Scotland Group
      5.000%, 11/12/13                                      565             563
  SLM
      4.000%, 01/15/10                                    3,375           3,274
  SLM MTN, Ser A
      5.000%, 10/01/13                                      745             735
  SLM MTN, Ser X (A) (L)
      2.850%, 04/20/06                                   37,559          37,559
  SLM, Ser CPI (A)
      4.090%, 04/01/09                                    5,460           5,390
  State Street Bank & Trust (A)
      2.920%, 12/11/06                                    2,475           2,474
  SunTrust Bank
      4.000%, 10/15/08                                      810             800
      3.625%, 10/15/07                                      965             948
      3.040%, 06/02/09 (A)                                  925             926
  TIAA Global Markets (B)
      3.875%, 01/22/08                                    3,395           3,351
  Toyota Motor Credit
      5.500%, 12/15/08                                      120             124
  UBS Preferred Funding Trust I (A)
      8.622%, 10/29/49                                      650             767
  US Bancorp MTN, Ser N
      3.950%, 08/23/07                                      395             393
      3.125%, 03/15/08                                    2,215           2,140
  US Bank
      2.870%, 02/01/07                                    1,295           1,269
      2.400%, 03/12/07                                    1,975           1,917
  USAA Capital MTN, Ser B
      4.000%, 12/10/07                                    1,695           1,683
  Wachovia Bank
      4.875%, 02/01/15                                    2,735           2,661

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Washington Mutual Bank
      5.125%, 01/15/15                              $       790     $       769
      4.200%, 01/15/10 (K)                                1,895           1,844
  Wells Fargo
      7.800%, 06/15/10 (A)                                  800             807
      4.200%, 01/15/10                                    7,650           7,480
  Westfield Capital
      4.375%, 11/15/10                                    4,153           4,047
  White Pine Finance MTN, Ser 1 (A) (L)
      2.696%, 11/01/05                                    9,443           9,441
  World Savings Bank
      4.125%, 03/10/08                                    1,375           1,363
  XL Capital
      6.375%, 11/15/24                                      750             783
  Zions Bancorp
      6.000%, 09/15/15                                    1,265           1,319
                                                                    -----------
                                                                        821,287
                                                                    -----------

HEALTH CARE -- 0.4%
  Boston Scientific (K)
      5.450%, 06/15/14                                      780             795
  Bristol-Myers Squibb
      6.875%, 08/01/97                                      680             783
      5.750%, 10/01/11 (K)                                  815             851
  Coventry Health Care (B)
      6.125%, 01/15/15                                      770             769
  HCA (K)
      5.750%, 03/15/14                                    6,470           6,176
  Humana
      6.300%, 08/01/18                                      630             655
  Merck
      6.400%, 03/01/28                                      600             652
      4.375%, 02/15/13                                    1,000             963
  Schering-Plough
      6.750%, 12/01/33                                      750             839
  Tenet Healthcare (K)
      7.375%, 02/01/13                                      336             317
  UnitedHealth Group (K)
      4.875%, 03/15/15                                      550             537
  Wellpoint (B)
      5.950%, 12/15/34                                    1,035           1,039
  Wellpoint Health Network
      6.375%, 06/15/06                                    1,075           1,102
                                                                    -----------
                                                                         15,478
                                                                    -----------

INDUSTRIALS -- 3.2%
  Air 2 US (B)
      8.027%, 10/01/19                                    3,610           3,261
  America West Airlines, Ser 99-1
      7.930%, 01/02/19                                    9,513          10,309
  American Airlines, Ser 01-2 (K)
      7.858%, 10/01/11                                    3,000           3,065


--------------------------------------------------------------------------------
62         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  American Airlines, Ser 99-1 (K)
      7.024%, 10/15/09                              $     4,630     $     4,696
  Burlington North Santa Fe
      7.290%, 06/01/36                                    1,560           1,914
      6.125%, 03/15/09                                       25              26
  Canadian National Railways
      7.375%, 10/15/31                                    1,630           2,020
      6.900%, 07/15/28                                      125             146
      6.250%, 08/01/34                                      250             273
  Caterpillar Financial Services MTN,
    Ser F (A) (L)
      2.730%, 07/09/05                                   10,731          10,731
  Citicorp Lease (B)
      7.220%, 06/15/05                                    5,144           5,185
  Continental Airlines, Ser 00-2
      7.487%, 10/02/10                                    1,730           1,717
  Continental Airlines, Ser 00-2 (K)
      7.707%, 04/02/21                                    3,032           2,964
  Continental Airlines, Ser 971A
      7.461%, 04/01/15                                      514             483
  Continental Airlines, Ser 974A (K)
      6.900%, 01/02/18                                    7,977           7,827
  Continental Airlines, Ser 99-2 (K)
      7.256%, 03/15/20                                      867             868
  Delta Air Lines (A)
      3.450%, 01/25/08                                    3,533           3,538
  Delta Air Lines, Ser 01-1, Cl A-2 (K)
      7.111%, 09/18/11                                      580             549
  Delta Air Lines, Ser 02-1, Cl G-1 (K)
      6.718%, 01/02/23                                    6,953           7,232
  Delta Air Lines, Ser 02-1, Cl G-2
      6.417%, 07/02/12                                    3,900           4,057
  Delta Airlines, Ser 00-1, Cl A2 (K)
      7.570%, 11/18/10                                    2,350           2,190
  Eastman Kodak (K)
      7.250%, 11/15/13                                    2,740           2,864
  Federal Express, Ser A3
      8.400%, 03/23/10                                      600             641
  General Electric
      5.000%, 02/01/13                                      180             180
  International Paper
      6.750%, 09/01/11                                      780             855
  Litton Industries
      7.750%, 03/15/26                                      950           1,176
  Lockheed Martin (K)
      8.500%, 12/01/29                                    4,085           5,535
  Norfolk Southern (K)
      7.050%, 05/01/37                                    1,280           1,498
  Northrup Grumman
      4.079%, 11/16/06                                    1,400           1,398
  Northwest Airlines, Ser 01-1, Cl A-1 (K)
      7.041%, 04/01/22                                    1,753           1,735

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Ohana Military LLC, Ser 04I
      6.193%, 04/01/49                              $     1,000     $     1,081
  Raytheon
      6.000%, 12/15/10                                       24              25
      5.500%, 11/15/12                                       55              57
      5.375%, 04/01/13 (K)                                  555             563
      4.500%, 11/15/07                                      335             340
  Southwest Airlines
      5.125%, 03/01/17                                      525             493
  Systems 2001 Asset Trust (B)
      6.664%, 09/15/13                                    1,561           1,693
  Tyco International Group
      6.875%, 01/15/29 (K)                                6,310           7,073
      6.750%, 02/15/11                                    2,190           2,373
      6.375%, 10/15/11                                    7,805           8,332
      6.000%, 11/15/13                                      915             961
  US Airways, Cl B (J)
      7.500%, 04/15/08                                    2,696              --
  United Airlines, Ser 00-2 (H) (J)
      7.811%, 10/01/09                                      982             349
  United Airlines, Ser A-3 (H) (J)
      8.390%, 01/21/11                                    1,466             707
  United Technologies
      6.500%, 06/01/09                                    2,365           2,545
  Waste Management
      7.375%, 08/01/10 (K)                                2,480           2,764
      7.125%, 12/15/17                                    8,305           9,333
      7.100%, 08/01/26                                    1,710           1,935
                                                                    -----------
                                                                        129,557
                                                                    -----------

INFORMATION TECHNOLOGY -- 0.1%
  Electronic Data Systems (K)
      7.125%, 10/15/09                                    3,100           3,333
                                                                    -----------

MATERIALS -- 0.3%
  Codelco (B)
      4.750%, 10/15/14                                      960             911
  Georgia-Pacific
      8.875%, 05/15/31                                      585             705
  International Paper
      5.500%, 01/15/14                                    1,120           1,139
  Lubrizol
      5.500%, 10/01/14                                    1,235           1,237
  Newmont Mining
      5.875%, 04/01/35                                    1,235           1,210
  Weyerhaeuser (K)
      7.375%, 03/15/32                                      970           1,134
      6.750%, 03/15/12                                    4,540           4,987
                                                                    -----------
                                                                         11,323
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         63

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

REGIONAL AGENCIES -- 1.3%
  Aid-Israel
      5.500%, 09/18/23                              $     5,525     $     5,844
  Quebec Province (K)
      5.000%, 07/17/09                                    1,060           1,080
  Russian Federation
      5.000%, 03/31/30                                   14,416          14,712
  United Mexican States
      8.375%, 01/14/11                                    1,790           2,037
  United Mexican States MTN
      6.375%, 01/16/13                                    1,786           1,853
  United Mexican States MTN, Ser A
      8.000%, 09/24/22 (K)                                6,665           7,565
      7.500%, 04/08/33                                   16,290          17,267
      6.750%, 09/27/34 (K)                                1,165           1,137
                                                                    -----------
                                                                         51,495
                                                                    -----------

TELECOMMUNICATION SERVICES -- 1.3%
  AT&T
      9.750%, 11/15/31                                    1,195           1,458
  AT&T Wireless Services
      8.125%, 05/01/12                                    1,595           1,863
      7.350%, 03/01/06                                    2,536           2,615
  BellSouth
      6.550%, 06/15/34 (K)                                  550             589
      5.200%, 09/15/14                                    1,260           1,246
      4.750%, 11/15/12                                      780             762
      4.200%, 09/15/09 (A)                                1,950           1,905
  British Telecommunications PLC
      8.875%, 12/15/30                                      865           1,153
      8.375%, 12/15/10                                    1,250           1,452
  Deutsche Telekom International
      8.750%, 06/15/30                                    1,145           1,497
  France Telecom
      8.750%, 03/01/31                                      525             691
      7.950%, 03/01/06                                    1,455           1,500
  General Electric Capital MTN, Ser A (K)
      3.750%, 12/15/09                                      796             765
  New England Telephone & Telegraph
      7.875%, 11/15/29                                      355             419
  New Jersey Bell Telephone
      7.850%, 11/15/29                                    1,135           1,335
  SBC Communications
      6.450%, 06/15/34                                    1,075           1,119
      5.100%, 09/15/14                                    1,990           1,940
      4.125%, 09/15/09                                      580             564
  Sprint Capital
      8.750%, 03/15/32                                    1,990           2,582
      8.375%, 03/15/12 (K)                                1,745           2,039
      7.125%, 01/30/06                                    3,300           3,378
      6.875%, 11/15/28                                      270             289
      6.000%, 01/15/07                                    1,935           1,989
      4.780%, 08/17/06                                    6,625           6,666

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Telecom Italia Capital
      6.000%, 09/30/34 (B) (K)                      $     2,025     $     1,961
      5.250%, 11/15/13                                    2,735           2,702
      4.950%, 09/30/14 (B)                                1,505           1,442
  Telefonica Europe
      7.750%, 09/15/10                                      925           1,050
  Verizon Global Funding
      6.875%, 06/15/12                                      850             936
  Verizon Maryland, Ser A
      6.125%, 03/01/12                                      910             955
  Verizon New York, Ser A
      6.875%, 04/01/12                                      715             779
  Verizon New York, Ser B (K)
      7.375%, 04/01/32                                    1,015           1,139
  Verizon Virginia, Ser A
      4.625%, 03/15/13                                       50              48
  Vodafone Group
      5.000%, 12/16/13                                    1,015           1,008
                                                                    -----------
                                                                         51,836
                                                                    -----------

UTILITIES -- 2.2%
  American Electric Power, Ser C
      5.375%, 03/15/10                                    1,549           1,581
  Arizona Public Services
      8.000%, 12/30/15                                    3,740           4,058
  Centerpoint Energy, Ser B
      6.850%, 06/01/15                                      675             737
  Cleveland Electric Illumination
      5.650%, 12/15/13                                      500             509
  Cogentrix Energy (B)
      8.750%, 10/15/08                                    7,758           8,814
  Conectiv MTN, Ser A
      6.730%, 06/01/06                                    1,610           1,638
  Dominion Resources
      5.700%, 09/17/12 (K)                                3,720           3,858
      4.125%, 02/15/08                                      810             801
  Dominion Resouces, Cl A
      7.195%, 09/15/14                                    1,065           1,208
  Dominion Resources, Ser D
      5.125%, 12/15/09                                      900             912
  Duke Energy
      6.250%, 01/15/12                                    1,390           1,479
      5.625%, 11/30/12                                      730             751
  El Paso Electric, Ser E
      9.400%, 05/01/11                                    3,700           4,024
  Exelon
      6.750%, 05/01/11                                      410             446
  FPL Energy American Wind (B)
      6.639%, 06/20/23                                    7,220           7,694
  FirstEnergy, Ser A
      5.500%, 11/15/06                                    2,850           2,898
  FirstEnergy, Ser B
      6.450%, 11/15/11                                      600             633


--------------------------------------------------------------------------------
64         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  First Energy, Ser C
      7.375%, 11/15/31                              $     7,415     $     8,399
  Florida Power
      5.900%, 03/01/33                                      325             331
  Hydro-Quebec, Ser JL
      6.300%, 05/11/11                                    1,525           1,649
  Oncor Electric Delivery
      6.375%, 01/15/15                                      660             711
  PSEG Power
      8.625%, 04/15/31                                      420             558
  Pacific Gas & Electric
      6.050%, 03/01/34                                    3,667           3,765
      3.260%, 04/03/06 (A) (K)                            1,100           1,103
  Pinnacle West Capital (A)
      3.543%, 11/01/05                                    3,780           3,782
  Power Contract Financing (B)
      5.200%, 02/01/06                                    3,303           3,330
  Progress Energy
      7.000%, 10/30/31                                    1,070           1,174
  Public Service
      7.875%, 10/01/12                                      915           1,081
  SP Powerassets (B)
      5.000%, 10/22/13                                      150             150
  Scottish Power
      4.910%, 03/15/10                                    1,350           1,350
  Sonat
      7.625%, 07/15/11                                    2,850           2,814
  TXU Energy
      7.000%, 03/15/13                                      780             854
      6.550%, 11/15/34 (B)                                  670             626
      5.550%, 11/15/14 (K)                                1,545           1,466
      4.800%, 11/15/09                                    2,600           2,519
      3.420%, 01/17/06 (A) (B)                              900             900
  Valero Logistics
      6.050%, 03/15/13                                      941             981
  Virginia Electric & Power, Ser A
      5.750%, 03/31/06                                    2,400           2,440
  Williams (K)
      8.750%, 03/15/32                                    4,340           5,154
      7.750%, 06/15/31                                    1,880           2,030
  Williams, Ser A (K)
      7.500%, 01/15/31                                    1,490           1,564
                                                                    -----------
                                                                         90,772
                                                                    -----------
Total Corporate Obligations
  (Cost $1,325,689) ($ Thousands)                                     1,341,984
                                                                    -----------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 30.0%
  U.S. Treasury Bonds
      10.375%, 11/15/12 (K)                         $     7,950     $     9,210
      8.875%, 08/15/17 (K)                                2,780           3,865
      8.750%, 05/15/17 (K)                                2,775           3,813
      8.125%, 08/15/19 (K)                               86,546         116,435
      7.125%, 02/15/23 (K)                                5,523           6,996
      6.250%, 08/15/23 to 05/15/30 (K)                   71,435          85,591
      6.125%, 11/15/27 (K)                               31,802          37,170
      6.000%, 02/15/26 (K)                               14,397          16,469
      5.500%, 08/15/28 (K)                                5,925           6,437
      5.375%, 02/15/31 (K)                                  637             694
      3.875%, 04/15/29 (E)                                6,231           8,569
      3.625%, 04/15/28 (E) (K)                           11,867          15,598
      2.375%, 01/15/25 (E) (K)                           30,193          32,476
  U.S. Treasury Notes
      5.000%, 02/15/11 (K)                                3,220           3,344
      4.750%, 05/15/14 (K)                                6,730           6,856
      4.375%, 08/15/12                                    4,050           4,060
      4.250%, 08/15/13 to 11/15/14 (K)                   30,386          29,796
      4.250%, 01/15/10 (E) (K)                            4,350           4,952
      4.000%, 06/15/09 to 02/15/15 (K)                  175,435         171,557
      3.750%, 03/31/07                                   38,575          38,545
      3.625%, 01/15/10                                    1,900           1,855
      3.500%, 08/15/09 to 02/15/10 (K)                   59,660          58,033
      3.375%, 02/28/07 to 10/15/09 (K)                  243,505         240,100
      3.375%, 01/15/07 to 01/15/12 (E)                    2,462           2,608
      3.125%, 01/31/07 to 10/15/08 (K)                  102,787         101,539
      3.000%, 12/31/06 to 11/15/07 (K)                   74,633          73,149
      2.500%, 10/31/06                                   17,850          17,524
      2.000%, 07/15/14 (E) (K)                           68,240          69,702
      1.875%, 07/15/13 (E) (K)                            7,492           7,623
      1.625%, 02/28/06 (K)                                6,034           5,938
      0.875%, 04/15/10 (E) (K)                           17,214          16,838
  U.S. Treasury STRIPS (I)
      5.970%, 11/15/21 (K)                               43,310          18,996
      5.780%, 02/15/23                                      670             275
                                                                    -----------
Total U.S. Treasury Obligation
  (Cost $1,209,128) ($ Thousands)                                     1,216,613
                                                                    -----------

ASSET-BACKED SECURITIES -- 26.4%

AUTOMOTIVE -- 1.8%
  AESOP Funding, Ser 1998-1, Cl A
      6.140%, 05/20/06                                    2,167           2,174
  AESOP Funding, Ser 2003-4A,
    Cl A1 (A)
      3.080%, 08/20/07                                    2,100           2,105
  Americredit Automobile Receivables
    Trust, Ser 2002-1, Cl A3
      4.230%, 10/06/06                                      181             181


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         65

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Americredit Automobile Receivables
    Trust, Ser 2005-AX, Cl A3
      3.630%, 01/06/10                              $       947     $       937
  Capital Auto Receivables Asset Trust,
    Ser 2004-1, Cl A3
      2.000%, 11/15/07                                    1,960           1,926
  Capital Auto Receivables Asset Trust,
    Ser 2004-2, Cl A2
      3.350%, 02/15/08                                    1,612           1,591
  Chase Manhattan Auto Owner Trust,
    Ser 2004-A, Cl A3
      2.080%, 05/15/08                                    4,290           4,220
  Chesapeake Funding, Ser 2003-1,
    Cl A1 (A)
      2.996%, 08/07/08                                   16,423          16,423
  DaimlerChrysler Auto Trust,
    Ser 2004-B, Cl A3
      3.180%, 09/08/08                                    2,212           2,190
  DaimlerChrysler Master Owner Trust,
    Ser 2002-A, Cl A (A)
      2.870%, 05/15/07                                    5,000           5,000
  Drivetime Auto Owner Trust,
    Ser 2004-B, Cl A2
      2.586%, 06/15/07                                    2,615           2,601
  Drivetime Auto Owner Trust,
    Ser 2003-B, Cl A2
      1.347%, 04/17/06                                      512             512
  Drivetime Auto Owner Trust,
    Ser 2004-C, Cl A1 (A) (L)
      2.830%, 11/15/05                                    1,362           1,362
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1 (A) (L)
      2.870%, 03/15/06                                    7,173           7,173
  Ford Credit Auto Owner Trust,
    Ser 2002-D, Cl A4B (A)
      2.930%, 11/15/06                                   17,434          17,443
  Ford Credit Auto Owner Trust,
    Ser 2005-A, Cl A3
      3.480%, 11/15/08                                    1,450           1,436
  Nissan Auto Receivables Owner Trust,
    Ser 2005-A, Cl A2
      3.220%, 07/16/07                                    3,300           3,287
  USAA Auto Owner Trust,
    Ser 2004-3, Cl A3
      3.160%, 02/17/09                                    1,226           1,208
  Whole Auto Loan Trust,
    Ser 2004-1, Cl A4
      3.260%, 03/15/11                                      900             878
                                                                    -----------
                                                                         72,647
                                                                    -----------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CREDIT CARDS -- 2.7%
  American Express Credit Account
    Master, Ser 2004-3, Cl A
      4.350%, 12/15/11                              $     1,720     $     1,710
  Capital One Master Trust,
    Ser 1998-1, Cl A
      6.310%, 06/15/11                                    1,540           1,623
  Capital One Master Trust,
    Ser 2001-3A, Cl A
      5.450%, 03/16/09                                    4,320           4,395
  Chase Issuance Trust, Ser 2004-A9,
    Cl A9
      3.220%, 06/15/10                                    8,425           8,217
  Citibank Credit Card Issuance Trust,
    Ser 2000-A1, Cl A1
      6.900%, 10/15/07                                    8,005           8,148
  Citibank Credit Card Issuance Trust,
    Ser 2000-A3, Cl A3
      6.875%, 11/16/09                                    1,379           1,467
  Citibank Credit Card Issuance Trust,
    Ser 2002-A5, Cl A5 (A)
      3.050%, 09/17/07                                   17,700          17,705
  Citibank Credit Card Issuance Trust,
    Ser 2003-A3, Cl A3
      3.100%, 03/10/10                                      300             290
  Citibank Credit Card Issuance Trust,
    Ser 2003-A6, Cl A6
      2.900%, 05/17/10                                   21,815          20,876
  Citibank Credit Card Issuance Trust,
    Ser 2004-A1, Cl A1
      2.550%, 01/20/09                                   15,202          14,792
  Citibank Credit Card Issuance Trust,
    Ser 2004-A8, Cl A8
      4.900%, 12/12/16                                      548             543
  Citibank Credit Card Issuance Trust,
    Ser 2005-A2, Cl A2
      4.850%, 03/10/17                                    1,313           1,293
  Citibank OMNI Master Trust,
    Ser 2002-4, Cl A (A)
      2.940%, 08/18/09                                   13,639          13,645
  MBNA Credit Card Master Note Trust,
    Ser 2004-A4, Cl A4
      2.700%, 09/15/09                                    9,500           9,232
  Metris Master Trust,
    Ser 2000-3, Cl A (A)
      3.110%, 09/21/09                                    4,640           4,633
                                                                    -----------
                                                                        108,569
                                                                    -----------


--------------------------------------------------------------------------------
66         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE RELATED SECURITIES -- 21.6%
  ABS Home Equity Loan Trust,
    Ser 2001-HE3, Cl A1 (A)
      3.080%, 11/15/31                              $     1,791     $     1,792
  AFC Home Equity Loan Trust,
    Ser 1998-1, Cl 1A2 (A)
      3.120%, 04/25/28                                      289             290
  AFC Home Equity Loan Trust,
    Ser 2000-1, Cl 2A (A)
      3.090%, 03/25/30                                   10,389          10,404
  ARSI, Ser 2004-W5, Cl AF1 (A)
      2.960%, 04/25/34                                    3,214           3,214
  Advanta Mortgage Loan Trust,
    Ser 1998-3, Cl A2 (A)
      3.150%, 09/25/28                                      180             180
  Aire Valley Mortgages, Ser 2004-1A,
    Cl 1A (A) (L)
      2.850%, 09/20/05                                   13,736          13,736
  American Business Financial Services,
    Ser 2002-1, Cl A5
      6.510%, 12/15/32                                    2,600           2,689
  American Business Financial Services,
    Ser 2002-4, Cl A IO (J)
      4.000%, 07/15/05                                   20,605             195
  Ameriquest Finance Trust,
    Ser 2003-N6, Cl NOTE (A)
      3.150%, 05/25/10                                       40              40
  Ameriquest Mortgage Securities,
    Ser 2004-R12, Cl A3 (A)
      3.130%, 01/25/35                                    1,256           1,261
  Asset Securitization, Ser 1996-D2,
    Cl A1
      6.920%, 02/14/29                                    9,422           9,632
  Banc of America Commercial
    Mortgage, Ser 2005-1, Cl A5 (A)
      4.976%, 11/10/42                                    1,464           1,471
  Banc of America Funding,
    Ser 2005-B, Cl 2A1 (A)
      5.147%, 04/20/35                                    9,875           9,968
  Bank of America Mortgage Securities,
    Ser 2003-1, Cl 2A4
      5.000%, 02/25/18                                    9,077           9,014
  Bank of America Mortgage Securities,
    Ser 2004-5, Cl 4A1
      5.000%, 06/25/19                                    3,466           3,490
  Bank of America Mortgage Securities,
    Ser 2004-6, Cl 4A1
      5.000%, 07/25/19                                    3,669           3,604
  Bear Stearns Asset-Backed Securities,
    Ser 2000-2, Cl M2
      8.280%, 08/25/30                                    8,000           8,518

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Bear Stearns Asset-Backed Securities,
    Ser 2001-A, Cl AI4
      6.820%, 02/15/31                              $     2,477     $     2,511
  Blue Heron Funding, Ser 9A,
    Cl A1 (A) (L)
      2.880%, 02/22/06                                   21,462          21,462
  CDC Mortgage Capital Trust,
    Ser 2002-HE3, Cl A (A)
      3.340%, 03/25/33                                    1,027           1,030
  CDC Mortgage Capital Trust,
    Ser 2003-HE2, Cl A (A)
      3.200%, 10/25/33                                    4,925           4,945
  CIT Equipment Collateral,
    Ser 2005-VT1, Cl A3
      4.120%, 08/20/08                                      741             741
  CSFB, Ser 1997-C2, Cl AX IO (A)
      1.132%, 01/17/35                                   33,655             895
  CSFB, Ser 1998-C1, Cl A1B
      6.480%, 05/17/08                                    1,481           1,563
  CSFB, Ser 1998-C2, Cl A2
      6.300%, 11/11/30                                   11,600          12,244
  CSFB, Ser 2001-MH29, Cl A
      5.600%, 09/25/31                                    2,319           2,259
  Centex Home Equity,
    Ser 2005-A, Cl AF1 (A)
      3.700%, 06/25/22                                    3,355           3,342
  Chase Commercial Mortgage,
    Ser 99-C2, Cl A2
      7.546%, 11/17/32                                    5,610           6,196
  Chase Commercial Mortgage
    Securities, Ser 2000-1, Cl A2
      7.757%, 04/15/32                                    3,580           3,956
  Chase Commercial Mortgage
    Securities, Ser 2000-3, Cl A2
      7.319%, 10/15/32                                    5,680           6,328
  Chase Funding Mortgage Loan,
    Ser 2002-1, Cl 2A2 (A)
      3.100%, 03/25/32                                    3,914           3,929
  Chase Funding Net Interest Margin,
    Ser 2003-C1A, Cl NOTE
      6.750%, 03/27/36                                       41              41
  Cheyne High Grade, Ser 2004-1A,
    Cl A1 (A) (L)
      2.791%, 11/10/05                                   12,341          12,341
  Citigroup Commercial Mortgage Trust,
    Ser 2004-C1, Cl A3 (A)
      5.251%, 04/15/40                                    1,413           1,440
  Commercial Mortgage Pass-Through
    Certificate, Ser 2004-LB4A, Cl A2
      4.049%, 10/15/37                                    1,300           1,268


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         67

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Commercial Mortgage Pass-Through
    Certificates, Ser 1999-1, Cl E (A)
      7.094%, 05/15/32                              $       830     $       895
  Commodore, Ser 2003-2A,
    Cl A1MM (A) (L)
      3.100%, 06/14/05                                    9,873           9,873
  Conseco Finance Home Loan Trust,
    Ser 2000-E, Cl M1
      8.130%, 08/15/31                                    2,800           2,805
  Conseco Finance Securitization,
    Ser 2000-4, Cl A5
      7.970%, 05/01/32                                    4,800           3,930
  Conseco Finance Securitization,
    Ser 2000-4, Cl A6
      8.310%, 05/01/32                                    1,500           1,261
  Conseco Finance, Ser 2001-A, Cl IIB1
      10.300%, 03/15/32                                   3,975           4,310
  Conseco Finance, Ser 2001-C, Cl A4
      6.190%, 03/15/30                                      314             322
  Conseco Finance, Ser 2001-D, Cl A5
      6.190%, 11/15/32                                    4,130           4,253
  Contimortgage Home Equity Loan,
    Ser 1997-1, Cl A9
      7.050%, 03/15/28                                      334             336
  Contimortgage Home Equity Loan,
    Ser 1997-2, Cl A9
      7.090%, 04/15/28                                      423             427
  Countrywide Alternative Loan Trust,
    Ser 2004-27CB, Cl A1
      6.000%, 12/25/34                                    7,422           7,558
  Countrywide Alternative Loan Trust,
    Ser 2004-J1, Cl 1A1
      6.000%, 02/25/34                                    2,760           2,798
  Countrywide Asset-Backed Certificates,
    Ser 2003-C2, Cl 2A1 (A)
      3.150%, 06/25/33                                    1,968           1,974
  Countrywide Asset-Backed Certificates,
    Ser 2004-11, Cl A2 (A)
      3.230%, 03/25/33                                    1,575           1,582
  Countrywide Asset-Backed Certificates,
    Ser 2004-14, Cl A4 (A)
      3.130%, 06/25/36                                    8,398           8,431
  Countrywide Asset-Backed Certificates,
    Ser 2004-3N, Cl NOTE (A)
      3.050%, 05/25/09                                    3,839           3,838
  Countrywide Home Equity Loan Trust,
    Ser 2001-A, Cl A (A)
      3.050%, 04/15/27                                    5,153           5,157
  Countrywide Home Equity Loan Trust,
    Ser 2004-K, Cl A2 (A)
      3.110%, 02/15/34                                   10,682          10,702

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Countrywide Home Loans,
    Ser 2005-3, Cl 1A3 (A)
      3.090%, 04/25/35                              $    11,812     $    11,812
  Credit-Based Asset Servicing,
    Ser 2004-CB8, Cl AF1 (A)
      3.633%, 12/25/35                                    8,575           8,498
  Criimi Mae Commercial Mortgage,
    Ser 1998-C1, Cl A2 (D)
      7.000%, 06/02/33                                   14,450          15,190
  DLJ Commercial Mortgage,
    Ser 1998-CG1, Cl A3
      6.650%, 06/10/31                                      312             331
  DLJ Commercial Mortgage,
    Ser 1999-CG1, Cl A3
      6.770%, 03/10/32                                    1,133           1,218
  DLJ Commercial Mortgage,
    Ser 1999-CG1, Cl A1B
      6.460%, 03/10/32                                    5,030           5,334
  DLJ Commercial Mortgage,
    Ser 1999-CG2, Cl A1B
      7.300%, 06/10/32                                    5,525           6,061
  DSLA Mortgage Loan Trust,
    Ser 2004-AR2, Cl A2B (A)
      3.250%, 11/19/44                                   15,577          15,608
  DSLA Mortgage Loan Trust,
    Ser 2004-AR3, Cl 2A2A (A)
      3.220%, 07/19/44                                    9,894           9,916
  Davis Square Funding, Ser 2004-2A,
    Cl AMMB (A) (L)
      2.776%, 04/06/05                                   10,731          10,731
  Davis Square Funding, Ser 2004-2A,
    Cl AMMC (A) (L)
      2.776%, 05/06/05                                   10,731          10,731
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (A) (L)
      2.680%, 04/08/05                                   10,731          10,731
  EMC Mortgage Loan Trust,
    Ser 2002-AA, Cl A1 (A)
      3.320%, 05/25/39                                    4,221           4,249
  EQCC Trust, Ser 2002-1, Cl 2A (A)
      3.150%, 11/25/31                                    1,817           1,820
  Equity One, Ser 2002-2, Cl AF3
      5.773%, 10/25/32                                    7,483           7,575
  Equivantage Home Equity Loan Trust,
    Ser 1997-2, Cl A3 (A)
      7.775%, 07/25/28                                      478             477
  FFCA Secured Lending, Ser 1997-1,
    Cl IO (A) (J)
      0.405%, 02/18/22                                      512               3


--------------------------------------------------------------------------------
68         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  FFCA Secured Lending, Ser 1999-1A,
    Cl IO (A) (J)
      1.655%, 09/18/25                              $    16,683     $       673
  First Horizon, Ser 2004-HE2, Cl A (A)
      3.070%, 02/25/34                                    9,671           9,676
  First Union National Bank,
    Ser 2000-C2, Cl A2
      7.202%, 10/15/32                                    2,272           2,526
  First Union-Lehman Brothers,
    Ser 1997-C2, Cl X IO (A)
      0.996%, 11/18/29                                    4,940             230
  Fleet Home Equity Trust, Ser 2001-1,
    Cl A (A)
      3.060%, 05/20/31                                      479             478
  Fund America Investors, Ser 1993-A,
    Cl A2 (A)
      5.918%, 06/25/23                                      603             605
  GE Capital Commercial Mortgage,
    Ser 2004-C1, Cl AAB
      4.599%, 06/10/48                                    1,002             981
  GE Capital Mortgage Services,
    Ser 1997-HE3, Cl A6
      6.720%, 10/25/27                                    1,680           1,677
  GE Capital Mortgage Services,
    Ser 2003-C2, Cl A4
      5.145%, 07/10/37                                      496             501
  GMAC Commercial Mortgage Securities,
    Ser 1998-C1, Cl A2
      6.700%, 05/15/30                                   12,420          13,094
  GMAC Commercial Mortgage Securities,
    Ser 1998-C2, Cl C
      6.500%, 05/15/35                                      467             496
  GMAC Commercial Mortgage Securities,
    Ser 1999-C2, Cl A2
      6.945%, 09/15/33                                      100             108
  GMAC Commercial Mortgage Securities,
    Ser 1999-C3, Cl A2
      7.179%, 08/15/36                                    5,543           6,048
  GMAC Commercial Mortgage Securities,
    Ser 2003-C3, Cl A3
      4.646%, 04/10/40                                    1,573           1,558
  GMAC Commercial Mortgage Securities,
    Ser 2003-FL1A, Cl A (A)
      3.131%, 03/11/15                                      441             441
  GS Mortgage Securities,
    Ser 1998-GLII, Cl A2
      6.562%, 04/13/31                                      874             917

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  GS Mortgage Securities,
    Ser 2004-C1, Cl A1
      3.659%, 10/10/28                              $       605     $       589
  GSAMP Trust, Ser 2003-SEA, Cl A1 (A)
      3.250%, 02/25/33                                    8,925           8,973
  GSR Mortgage Loan Trust,
    Ser 2003-13, Cl 1A1 (A)
      4.513%, 10/25/33                                   10,058           9,782
  Goldman Sachs Mortgage Securities,
    Ser 1998-C1, Cl A3
      6.135%, 10/18/30                                    4,416           4,609
  Green Tree Financial, Ser 1993-4,
    Cl A5
      7.050%, 01/15/19                                      865             901
  Green Tree Financial, Ser 1996-5, Cl A6
      7.750%, 07/15/27                                    2,285           2,438
  Green Tree Financial, Ser 1998-6, Cl A6
      6.270%, 06/01/30                                    1,365           1,387
  Greenwich Capital Commercial Funding,
    Ser 2004-GG1, Cl A3
      4.344%, 06/10/36                                      512             507
  Greenwich Capital Commercial Funding,
    Ser 2004-GG1, Cl A4
      4.755%, 06/10/36                                    5,820           5,818
  Greenwich Capital Commercial Funding,
    Ser 2005-GG3, Cl A2
      4.305%, 08/10/42                                    1,289           1,269
  Greenwich Capital Commercial Funding,
    Ser 2005-GG3, Cl AAB
      4.619%, 08/10/42                                    6,305           6,196
  Harborview Mortgage Loan Trust,
    Ser 2005-1, Cl X IO (A) (G)
      1.874%, 03/19/35                                   47,431           1,630
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE (A) (L)
      2.900%, 09/20/05                                   27,257          27,257
  Heller Financial Commercial Mortgage,
    Ser 1999-PH1, Cl A2
      6.847%, 05/15/31                                    4,200           4,509
  Heller Financial Commercial Mortgage,
    Ser 1999-PH1, Cl C (A)
      6.897%, 05/15/31                                      250             271
  Household Home Equity Loan Trust,
    Ser 2002-3, Cl A (A)
      3.300%, 07/20/32                                    1,444           1,447
  IMPAC CMB Trust, Ser 2002-5
    Cl A1 (A)
      3.220%, 07/25/32                                    4,985           4,988
  IMPAC CMB Trust, Ser 2003-12,
    Cl A1 (A)
      3.230%, 12/25/33                                    9,396           9,418


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         69

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  IMPAC CMB Trust, Ser 2005-1,
    Cl 1A1 (A)
      3.110%, 04/25/35                              $     1,555     $     1,556
  Indymac Home Equity Loan Trust,
    Ser 2000-A, Cl AV1 (A)
      3.110%, 06/25/31                                      916             916
  JP Morgan Chase Commercial Mortgage,
    Ser 1997-C5, Cl X, IO (A)
      1.466%, 09/15/29                                    6,223             237
  JP Morgan Chase Commercial Mortgage,
    Ser 2001-CIB2, Cl A3
      6.429%, 04/15/35                                    5,170           5,600
  JP Morgan Chase Commercial Mortgage,
    Ser 2002-CIB4, Cl A3
      6.162%, 05/12/34                                    5,000           5,348
  Lehman Brothers Commercial Mortgage,
    Ser 1998-C1, Cl C
      6.680%, 02/18/30                                      749             792
  Lehman Brothers Commercial Mortgage,
    Ser 1998-C2, Cl A2
      6.560%, 11/18/35                                    3,510           3,698
  Lehman Brothers Commercial Mortgage,
    Ser 1999-C2, Cl B
      7.425%, 10/15/32                                      378             419
  Lehman Brothers Commercial Mortgage,
    Ser 2000-C4, Cl A2
      7.370%, 08/15/26                                    4,855           5,410
  MLCC Mortgage Investors,
    Ser 2004-B, Cl A3 (A)
      3.832%, 05/25/29                                    7,128           7,403
  Master Reperforming Loan Trust
      6.000%, 04/25/34                                    8,400           8,568
  Master Seasoned Securities Trust,
    Ser 2004-2, Cl A2
      6.500%, 08/25/32                                   10,589          10,849
  Merrill Lynch Mortgage Investors,
    Ser 1996-C2, Cl A3
      6.960%, 11/21/28                                    4,084           4,208
  Merrill Lynch Mortgage Investors,
    Ser 2002-NC1, Cl A1 (A)
      3.170%, 05/25/33                                       37              37
  Merrill Lynch Mortgage Trust,
    Ser 2003-KEY1, Cl A3
      4.893%, 11/12/35                                      502             502
  Merrill Lynch Mortgage Trust,
    Ser 2005-GGP1, Cl A
      4.099%, 11/15/10                                    2,313           2,300
  Merrill Lynch Mortgage Trust,
    Ser 2005-MKB2, Cl A4
      5.204%, 09/12/42                                      741             745

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Mesa Trust Asset-Backed Certificates,
    Ser 2002-3, Cl A IO (A) (J)
      5.000%, 04/18/05                              $     4,844     $        10
  Metris Master Trust,
    Ser 2005-1A, Cl A (A)
      2.970%, 03/21/11                                    1,744           1,744
  Mid-State Trust, Ser 11, Cl A1
      4.864%, 07/15/38                                    7,078           6,774
  Money Store SBA Loan Trust,
    Ser 1999-1, Cl A (A)
      3.300%, 07/15/25                                      794             788
  Morgan Stanley Capital I,
    Ser 1998-HF2, Cl A2
      6.480%, 11/15/30                                    4,255           4,484
  Morgan Stanley Capital I,
    Ser 2005-HQ5, Cl A4 (A)
      5.168%, 01/14/42                                      926             929
  Morgan Stanley Dean Witter Capital I,
    Ser 2002-NC4, Cl A2 (A)
      3.250%, 09/25/32                                      491             491
  Morgan Stanley Dean Witter Capital,
    Ser 2000-LIFE, Cl A2
      7.570%, 11/15/36                                    3,500           3,891
  Morgan Stanley, Ser 2003-NC8, Cl A2 (A)
      3.210%, 09/25/33                                    6,379           6,405
  Mortgage Capital Funding,
    Ser 1998-MC1, Cl C
      6.947%, 03/18/30                                      291             309
  Mortgage Capital Funding,
    Ser 1998-MC2, Cl A2
      6.423%, 06/18/30                                    6,255           6,556
  Nationslink Funding,
    Ser 1999-1, Cl C
      6.571%, 01/20/31                                    2,103           2,237
  Nomura Asset Securities,
    Ser 1996-MD5, Cl A1B
      7.120%, 04/13/39                                    6,100           6,288
  Novastar Home, Ser 1998-2, Cl A2 (A)
      2.885%, 08/25/28                                      754             754
  Oncor Electric Delivery Transition Bond,
    Ser 2003-1, Cl A2
      4.030%, 02/15/12                                    5,000           4,922
  Option One Mortgage Loan Trust,
    Ser 2001-4, Cl A (A)
      3.150%, 01/25/32                                    2,256           2,257
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM (A) (L)
      2.920%, 05/18/05                                   22,313          22,313
  PNC Mortgage Acceptance,
    Ser 2000-C2, Cl A2
      7.300%, 10/12/33                                    2,106           2,342


--------------------------------------------------------------------------------
70         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2 (A) (L)
      2.900%, 11/25/05                              $    38,964     $    38,964
  RMAC, Ser 2004-NS3A, Cl A1 (A) (L)
      2.800%, 06/12/05                                    9,018           9,018
  Residential Asset Mortgage Products,
    Ser 2003-RS3, Cl AII (A)
      3.210%, 04/25/33                                    1,123           1,127
  Residential Asset Mortgage Products,
    Ser 2003-RZ4, Cl A1 (A)
      3.000%, 06/25/24                                    1,553           1,553
  Residential Asset Mortgage Products,
    Ser 2004-SL1, Cl A8
      6.500%, 11/25/31                                    6,977           7,190
  Residential Asset Mortgage Products,
    Ser 2002-RS5, Cl AI5
      5.410%, 09/25/32                                   15,000          15,137
  Residential Asset Mortgage Products,
    Ser 2002-RS6, Cl AI5
      5.650%, 11/25/32                                    9,000           9,153
  Residential Asset Mortgage Products,
    Ser 2003-RS2, Cl AII (A)
      3.190%, 03/25/33                                      627             629
  Residential Asset Securities,
    Ser 2002-KS7, Cl A2 (A)
      3.220%, 11/25/32                                    5,880           5,898
  Residential Asset Securitization Trust,
    Ser 2004-IP2, Cl 2A1 (A)
      5.262%, 12/25/34                                   10,502          10,564
  Residential Funding Mortgage Securities,
    Ser 2000-HI1, Cl AI7
      8.290%, 02/25/25                                    9,414           9,583
  Residential Funding Mortgage Securities,
    Ser 2003-HI4, Cl AI3
      3.520%, 04/25/16                                   11,900          11,782
  Salomon Brothers Mortgage Securities
    VII, Ser 2002-KEY2, Cl A3
      4.865%, 03/18/36                                      631             626
  Saturn Ventures (A) (L)
      2.806%, 08/08/05                                   19,960          19,960
  Start, Ser 2003-1, Cl X
      1.620%, 01/21/10                                    8,156           8,131
  Start, Ser 2003-2, Cl X (A)
      2.030%, 01/21/09                                   10,068          10,068
  Structured Asset Investment Loan Trust,
    Ser 2004-10, Cl A8 (A)
      3.110%, 11/25/34                                    1,450           1,451
  Structured Asset Investment Loan Trust,
    Ser 2005-1, Cl A4 (A)
      3.080%, 02/25/35                                    2,387           2,390

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Structured Asset Securities,
    Ser 2002-BC1, Cl A1 (A)
      3.350%, 08/25/32                              $       588     $       588
  TIAA Real Estate, Ser 2003 1A,
    Cl A (A) (L)
      2.880%, 03/28/06                                   13,858          13,858
  Terwin Mortgage Trust,
    Ser 2004-9HE, Cl A2 (A)
      3.010%, 09/25/34                                    9,685           9,685
  Wachovia Bank Commercial Mortgage
    Trust, Ser 2004-C11, Cl A5
      5.215%, 01/15/41                                    1,044           1,051
  Wachovia Bank Commercial Mortgage
    Trust, Ser 2004-C12, Cl A2
      5.001%, 08/15/41                                    1,163           1,173
  Wachovia Bank Commercial Mortgage
    Trust, Ser 2005-C16, Cl A2
      4.380%, 10/15/41                                    1,282           1,264
  Wachovia Bank Commercial Mortgage
    Trust, Ser 2005-C16, Cl APB
      4.692%, 10/15/41                                    3,450           3,395
  Wachovia Bank Commercial Mortgage
    Trust, Ser 2005-C17, Cl APB
      5.037%, 03/15/42                                    1,114           1,149
  Washington Mutual Mortgage,
    Ser 2003-MS1, Cl 1A
      5.000%, 02/25/18                                    3,639           3,608
  Washington Mutual Mortgage,
    Ser 2003-MS2, Cl 3A1
      5.000%, 03/25/18                                   10,300          10,226
  Washington Mutual, Ser 2004-AR10,
    Cl A2A (A)
      2.970%, 07/25/44                                   11,685          11,666
  Washington Mutual, Ser 2004-AR12,
    Cl A2A (A)
      3.240%, 10/25/44                                   11,228          11,263
  Wells Fargo, Ser 2003-3, Cl 1A21
      5.250%, 04/25/33                                    4,333           4,353
  Wells Fargo, Ser 2004-H, Cl A-1 (A)
      4.532%, 06/25/34                                   10,996          10,819
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMB (A) (L)
      3.040%, 06/15/05                                    5,365           5,365
                                                                    -----------
                                                                        873,493
                                                                    -----------

OTHER ASSET-BACKED SECURITIES -- 0.3%
  Embarcadero Aircraft,
    Ser 2000-A, Cl A1 (A)
      3.290%, 08/15/25                                    7,500           4,331
  MSDWCC Heloc Trust,
    Ser 2005-1, Cl A (A)
      3.040%, 07/25/17                                    2,334           2,333


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         71

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  Massachusetts RRB Special Purpose
    Trust, Ser 2005-1, Cl A2
      3.780%, 09/15/10                              $     1,400     $     1,384
  Prudential Securities Secured
    Financing, Ser 1998-C1, Cl B
      6.649%, 07/15/08                                      322             342
  SLM Student Loan Trust,
    Ser 2004-1, Cl A2 (A)
      2.840%, 07/25/18                                    1,250           1,255
  Stingray Pass-Through Trust
      5.902%, 01/12/15                                    4,500           4,488
                                                                    -----------
                                                                         14,133
                                                                    -----------
Total Asset-Backed Securities
  (Cost $1,085,150) ($ Thousands)                                     1,068,842
                                                                    -----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 23.3%
  FHLMC
      9.000%, 12/01/05                                        3               3
      7.500%, 11/01/29 to 09/01/32                        5,783           6,188
      7.000%, 06/01/15 to 06/01/32                        7,144           7,513
      6.500%, 08/01/08 to 06/01/17                        9,811          10,262
      6.000%, 12/01/12 to 04/13/35                       10,190          10,535
      5.500%, 07/01/11 to 04/01/34                       57,224          58,026
      5.000%, 02/01/11 to 03/01/34                       49,120          48,693
      4.500%, 01/01/15                                    5,398           5,323
      4.000%, 04/01/19 to 10/01/33                        3,736           3,436
  FHLMC TBA
      7.000%, 04/01/17                                    4,500           4,725
      5.000%, 04/13/35                                    9,400           9,194
      4.500%, 04/18/20                                    1,200           1,174
  FNMA
      8.000%, 02/01/13 to 10/01/15                          580             608
      7.500%, 11/01/29 to 12/01/31                           14              15
      7.000%, 12/01/07 to 07/01/32                       11,275          11,868
      6.500%, 02/01/13 to 09/01/34                       21,240          22,115
      6.000%, 02/01/13 to 09/01/34                       20,169          20,687
      5.860%, 01/01/09                                      232             240
      5.500%, 12/01/13 to 08/01/34                       55,913          56,445
      5.050%, 07/01/11                                      495             500
      5.000%, 08/01/11 to 03/01/34                       45,598          44,989
      4.528%, 04/01/09                                    2,072           2,052
      4.500%, 06/01/18 to 04/18/20                       11,634          11,417
      4.320%, 12/01/09                                      855             852
      4.000%, 07/01/10 to 04/18/20                        3,725           3,650
  FNMA TBA
      6.500%, 04/01/31 to 04/25/35                      103,628         107,514
      6.000%, 04/18/20 to 04/13/35                       17,250          17,648
      5.500%, 04/01/18 to 04/13/35                      151,719         151,976
      5.000%, 05/19/18 to 04/25/35                      100,710          99,156
      4.899%, 04/25/35                                    1,650           1,648

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  GNMA
      8.000%, 11/15/29 to 09/15/31                  $       733     $       789
      7.500%, 03/15/29 to 01/15/32                        1,319           1,416
      7.000%, 08/15/13 to 11/15/32                        2,678           2,833
      6.500%, 07/15/14 to 07/15/28                        1,963           2,059
      6.000%, 03/15/14 to 12/20/34                       27,265          28,095
      5.500%, 04/15/14 to 02/15/19                        4,504           4,638
  GNMA TBA
      6.500%, 04/18/33                                   30,000          31,313
      6.000%, 04/15/33 to 04/20/35                      101,700         104,433
      5.500%, 04/20/35                                    7,200           7,263
      5.000%, 04/01/33                                   43,000          42,395
                                                                    -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $944,318) ($ Thousands)                                         943,686
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.9%
  FHLB
      3.625%, 11/14/08                                       40              39
      2.875%, 09/12/05 to 05/22/06                       36,595          36,464
  FHLMC
      6.625%, 09/15/09 (K)                               23,786          25,838
      4.625%, 05/28/13 (K)                                3,750           3,619
      4.500%, 12/16/10 (K)                               10,670          10,446
      3.875%, 11/10/08 (K)                                1,075           1,059
      3.010%, 04/19/07                                    5,050           4,954
      2.540%, 04/01/05 (I)                               11,718          11,718
      2.434%, 04/01/05 (I)                               36,665          36,665
  FHLMC CMO, Ser 1, Cl Z
      9.300%, 04/15/19                                      360             360
  FHLMC CMO, Ser 1005, Cl D
      6.500%, 10/15/05                                        2               2
  FHLMC CMO, Ser 1081, Cl K
      7.000%, 05/15/21                                      546             548
  FHLMC CMO, Ser 1101, Cl M (D)
      6.950%, 07/15/21                                      963             965
  FHLMC CMO, Ser 1611, Cl Z
      6.500%, 11/15/23                                   11,988          12,454
  FHLMC CMO, Ser 1983, Cl Z
      6.500%, 12/15/23                                    2,709           2,802
  FHLMC CMO, Ser 2043, Cl CJ
      6.500%, 04/15/28                                    6,987           7,321
  FHLMC CMO, Ser 2277, Cl B
      7.500%, 01/15/31                                    1,910           1,928
  FHLMC CMO, Ser 2389, Cl CD
      6.000%, 03/15/16                                   10,330          10,578
  FHLMC CMO, Ser 2480, Cl QJ
      6.000%, 02/15/30                                    1,609           1,613
  FHLMC CMO, Ser 2542, Cl ES
      5.000%, 12/15/17                                    3,910           3,878
  FHLMC CMO, Ser 2544, Cl IW IO
      5.500%, 03/15/26                                    7,039             643


--------------------------------------------------------------------------------
72         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  FHLMC CMO, Ser 2579, Cl PI IO
      5.500%, 03/15/27                              $     5,176     $       484
  FHLMC CMO, Ser 2588, Cl IG IO
      5.500%, 03/15/32                                    9,003           1,118
  FHLMC CMO, Ser 2621, Cl LJ IO
      5.500%, 12/15/26                                    3,686             408
  FHLMC CMO, Ser 2625, Cl IO IO
      5.000%, 12/15/31                                    3,961             529
  FHLMC CMO, Ser 2631, Cl IJ IO
      5.000%, 10/15/26                                    3,780             639
  FHLMC CMO, Ser 2682, Cl WK
      3.000%, 01/15/21                                    2,309           2,274
  FHLMC CMO, Ser 2692, Cl YB
      3.500%, 05/15/16                                    3,216           3,180
  FHLMC CMO, Ser 2731, Cl PK
      3.500%, 05/15/26                                    8,399           8,259
  FHLMC CMO, Ser 2733, Cl ME
      5.000%, 01/15/34                                    5,995           5,706
  FHLMC CMO, Ser 2736, Cl DB
      3.300%, 11/15/26                                    5,368           5,221
  FHLMC CMO, Ser 2791, Cl VD
      5.000%, 02/15/21                                    1,434           1,391
  FHLMC CMO, Ser 2791, Cl VJ
      5.000%, 02/15/21                                    1,603           1,557
  FHLMC CMO, Ser 2791, Cl Vl
      5.000%, 02/15/21                                    1,507           1,465
  FHLMC CMO, Ser 2804, Cl EC
      5.500%, 06/15/33                                    1,100           1,117
  FHLMC CMO, Ser 2809, Cl HX IO
      6.000%, 10/15/24                                    6,444             625
  FHLMC CMO, Ser 2820, Cl PE
      5.500%, 03/15/30                                    2,249           2,277
  FHLMC CMO, Ser 2825, Cl PM
      5.500%, 03/15/30                                    3,553           3,600
  FHLMC CMO, Ser 2833, Cl JD
      5.500%, 09/15/29                                      688             691
  FHLMC CMO, Ser 2835, Cl NE
      5.500%, 06/15/29                                      941             949
  FHLMC CMO, Ser 2837, Cl WZ
      5.000%, 08/15/19                                    1,151           1,148
  FHLMC CMO, Ser 2864, Cl NA
      5.500%, 01/15/31                                    5,800           5,906
  FHLMC CMO, Ser 2876, Cl PE
      5.500%, 04/15/30                                    1,370           1,385
  FHLMC CMO, Ser 2878, Cl QE
      5.500%, 04/15/30                                      951             962
  FHLMC, Ser 2544, Cl Ml
      5.000%, 04/15/12                                    1,585           1,604
  FHLMC, Ser 2631, Cl MT
      3.500%, 01/15/22                                    1,542           1,516
  FHLMC, Ser 2825, Cl QN
      5.500%, 09/15/32                                   12,870          12,918
  FHLMC, Ser 2938, Cl B
      5.000%, 05/15/23                                    5,125           5,175

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  FNMA
      7.125%, 06/15/10 (K)                          $     3,315     $     3,705
      6.625%, 09/15/09 (K)                                6,462           7,019
      6.125%, 03/15/12 (K)                                4,630           5,017
      6.000%, 05/15/11 (K)                                4,224           4,522
      3.125%, 03/16/09 (K)                                3,810           3,632
      3.000%, 03/02/07 (K)                               11,705          11,485
      2.995%, 11/29/06 (D)                                8,194           8,144
      2.910%, 06/29/05 (C)(I)                             2,230           2,214
      2.750%, 03/15/07 (A)                                4,890           4,785
      2.710%, 01/30/07                                   17,700          17,304
      2.350%, 04/05/07 (K)                               10,490          10,153
      2.200%, 12/04/06 (K)                               12,563          12,210
      1.989%, 04/01/05 (C) (I)                            2,340           2,340
      1.750%, 06/16/06                                    1,980           1,932
  FNMA CMO, Ser 2003-16, Cl KA
      6.000%, 04/25/30                                        4               4
  FNMA CMO, Ser 1999-11, Cl Z
      5.500%, 03/25/29                                    9,774           9,722
  FNMA CMO, Ser 2001-T2, Cl B
      6.022%, 11/25/10                                    4,500           4,797
  FNMA CMO, Ser 2002-22, Cl PE
      6.500%, 11/25/30                                    1,790           1,801
  FNMA CMO, Ser 2002-65, Cl TP
      7.000%, 03/25/31                                    1,239           1,254
  FNMA CMO, Ser 2002-82, Cl XJ
      4.500%, 09/25/12                                    1,622           1,627
  FNMA CMO, Ser 2002-94, Cl BJ IO
      5.500%, 04/25/16                                    1,894             152
  FNMA CMO, Ser 2003-113, Cl PN
      3.500%, 02/25/13                                    2,913           2,868
  FNMA CMO, Ser 2003-13, Cl GA
      4.500%, 06/25/32                                    3,465           3,476
  FNMA CMO, Ser 2003-24, Cl PA
      4.500%, 11/25/09                                    2,650           2,657
  FNMA CMO, Ser 2003-32, Cl KA
      5.000%, 07/25/13                                    1,885           1,900
  FNMA CMO, Ser 2003-35, Cl BC
      5.000%, 05/25/18                                    1,860           1,849
  FNMA CMO, Ser 2003-41, Cl YN
      4.000%, 05/25/17                                    2,175           2,172
  FNMA CMO, Ser 2003-76, Cl DE
      4.000%, 09/25/31                                    5,177           4,949
  FNMA CMO, Ser 2003-79, Cl KA
      3.750%, 05/25/11                                    1,894           1,891
  FNMA CMO, Ser 2003-87, Cl TJ
      4.500%, 09/25/18                                    3,200           3,056
  FNMA CMO, Ser 2003-92, Cl KQ
      3.500%, 06/25/23                                    4,821           4,731
  FNMA CMO, Ser 2004-88, Cl HA
      6.500%, 07/25/34                                    3,625           3,780
  FNMA CMO, Ser 2004-99, Cl AO
      5.500%, 01/25/34                                    5,732           5,799


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         73

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

  FNMA CMO, Ser 2005-21, Cl MC
      5.000%, 05/25/32                              $       938     $       926
  FNMA CMO, Ser 2005-3, Cl AP
      5.500%, 02/25/35                                    4,680           4,754
  FNMA CMO, Ser 2005-92, Cl NM
      3.500%, 04/25/13                                    2,334           2,293
  FNMA CMO, Ser 342, Cl 2 IO
      6.000%, 09/01/33                                    5,719           1,293
  GNMA
      3.750%, 05/20/34 (A)                                7,538           7,415
  GNMA CMO, Ser 2001-18, Cl WH (A)
      19.366%, 04/20/31                                     889             988
  GNMA CMO, Ser 2002-51, Cl SG (A)
      20.150%, 04/20/31                                     787             914
  GNMA CMO, Ser 2003-58, Cl LG IO
      5.500%, 05/17/29                                    4,036             837
  GNMA CMO, Ser 2003-66, Cl WU
      3.750%, 03/20/26                                    2,116           2,084
  GNMA CMO, Ser 2003-67, Cl HA
      3.500%, 10/20/26                                    5,719           5,611
  GNMA CMO, Ser 2003-86, Cl LC IO
      5.500%, 10/20/27                                   11,272           1,075
  GNMA CMO, Ser 2004-80, Cl IP IO
      5.500%, 07/20/34                                   11,445           1,487
  Small Business Administration CMO,
    Ser 2003-P10A, Cl 1 (A)
      4.524%, 02/10/13                                    6,952           6,852
  TVA
      7.125%, 05/01/30                                    4,950           6,296
                                                                    -----------
Total U.S. Government Agency Obligations
  (Cost $443,858) ($ Thousands)                                         441,770
                                                                    -----------

COMMERCIAL PAPER (I) -- 8.5%
FINANCIALS -- 8.5%
  Brahms Funding (L)
      2.972%, 05/20/05                                   33,507          33,372
  Broadhollow Funding (L)
      2.851%, 04/05/05                                   18,243          18,237
  CCN Independence IV (L)
      2.880%, 01/17/06                                    4,292           4,292
  Capital One (L)
      3.040%, 06/20/05                                    8,585           8,527
      3.017%, 06/07/05                                    7,512           7,470
      2.834%, 04/19/05                                    6,119           6,110
  Cobbler Funding (L)
      3.073%, 06/28/05                                    3,928           3,899
  Daimler Chrysler
      2.750%, 05/02/05                                    3,890           3,880
  Eiffel Funding (L)
      2.889%, 05/09/05                                    5,366           5,349
      2.741%, 04/08/05                                   16,097          16,088
  Golden Fish (L)
      2.651%, 04/04/05                                   15,028          15,025
      2.621%, 04/08/05                                   33,340          33,323

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

  HSBC Finance (L)
      2.714%, 04/20/05                              $     9,658     $     9,644
  Liberty Harbour (L)
      2.894%, 04/18/05                                   16,109          16,087
  Mitten (L)
      2.803%, 04/14/05                                   18,243          18,224
      2.762%, 04/11/05                                   10,731          10,723
  Park Granada (L)
      2.802%, 04/12/05                                   16,955          16,940
  Park Sienna (L)
      2.880%, 04/01/05                                   21,036          21,036
  Rhineland Funding (L)
      2.758%, 05/09/05                                    4,292           4,280
      2.757%, 05/03/05                                   42,996          42,891
      2.757%, 05/06/05                                    5,743           5,727
  SBC Communications (L)
      2.878%, 05/04/05                                    5,591           5,576
      2.878%, 05/05/05                                   15,882          15,839
  Thornburg Mortgage Capital (L)
      2.844%, 04/19/05                                   19,735          19,707
  UBS Financial
      2.830%, 04/01/05                                    3,906           3,906
                                                                    -----------
Total Commercial Paper
  (Cost $346,153) ($ Thousands)                                         346,152
                                                                    -----------

MASTER NOTES (L) -- 3.4%
  Bank of America Master Notes
      2.955%, 04/01/05                                   53,655          53,655
  Bear Stearns Master Notes
      3.050%,04/01/05                                    21,462          21,462
  Societe Generale Master Notes
      2.875%, 04/01/05                                   64,386          64,386
                                                                    -----------
Total Master Notes
  (Cost $139,503) ($ Thousands)                                         139,503
                                                                    -----------

CERTIFICATES OF DEPOSIT -- 1.1%
  SunTrust Bank
      4.415%, 06/15/09                              $     1,675           1,664
  U.S. Trust (A) (L)
      2.925%, 09/14/05                                   21,462          21,462
  Washington Mutual Bank (A) (L)
      2.820%, 08/18/05                                   21,462          21,462
                                                                    -----------
Total Certificates of Deposit
  (Cost $44,599) ($ Thousands)                                           44,588
                                                                    -----------

CASH EQUIVALENTS -- 0.2%
  Evergreen Select Money Market Fund                    582,184             582
    SEI Daily Income Trust,
    Prime Obligation Fund, Cl A+                      7,590,644           7,591
                                                                    -----------
Total Cash Equivalents
  (Cost $8,173) ($ Thousands)                                             8,173
                                                                    -----------


--------------------------------------------------------------------------------
74         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                     Face Amount ($ Thousands)/    Market Value
Description                                    Shares/Contracts   ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 0.2%
  California State, Department of Water
    Resources Power Supply, Ser E, RB
      3.975%, 05/01/05                              $     1,750     $     1,750
  Fort Irwin, California, GO
      5.300%, 12/15/35                                    1,560           1,486
  Los Angeles County, California
    Taxable Pension Obligation,
    Ser D, RB, MBIA (G)
      7.725%, 06/30/10                                    3,850           2,979
                                                                    -----------
Total Municipal Bond
  (Cost $5,896) ($ Thousands)                                             6,215
                                                                    -----------

FOREIGN BONDS -- 0.1%
  Bundesrepub Deutschland
      4.750%, 07/04/34                                    1,425           2,050
      4.000%, 01/04/37                                    2,525           3,223
                                                                    -----------
Total Foreign Bonds
  (Cost $5,371) ($ Thousands)                                             5,273
                                                                    -----------

COMMON STOCK -- 0.0%
  MCI (K)                                                14,013             349
                                                                    -----------
Total Common Stock
  (Cost $370) ($ Thousands)                                                 349
                                                                    -----------

OPTIONS -- 0.0%
  90 Days Euro Call,
    Expires 9/19/05, Strike Price $96                       164              62
                                                                    -----------
Total Options
  (Cost $327) ($ Thousands)                                                  62
                                                                    -----------

REPURCHASE AGREEMENTS -- 9.6%
  Barclays Capital
    2.850%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $22,810,801 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $3,475,562-
    $20,146,844, 3.020%-3.410%,
    06/01/06-08/30/07; with total
    market value $23,265,285) (L)                        22,809          22,809
  Deutsche Bank
    2.830%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $77,095,340 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $236,883-
    $28,329,890, 0.000%-7.500%,
    01/01/09-12/01/37; with total
    market value $78,631,065) (L)                        77,089          77,089

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                             ($ Thousands)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------

  Lehman Brothers
    2.800%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $40,995,681 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $1,945,534-
    $22,488,996, 1.750%-6.250%,
    09/15/06-02/01/11; with total
    market value $41,641,421) (L)                   $    40,992     $    40,992
  Nomura
    2.810%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $248,419,389 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $1,910,000-
    $50,000,000, 0.000%-7.000%,
    04/20/05-05/16/13; with total
    market value $253,473,856)                          248,400         248,400
                                                                    -----------
Total Repurchase Agreements
  (Cost $389,290) ($ Thousands)                                         389,290
                                                                    -----------
Total Investments -- 146.8%
  (Cost $5,947,825) ($ Thousands)                                   $ 5,952,500
                                                                    -----------

WRITTEN OPTIONS -- 0.0%
  April 2005, FNMA 30 Year Call
    Expires 04/06/05,
    Strike Price $101.71875                                (111)             --
  April 2005, FNMA 30 Year Call
    Expires 04/06/05,
    Strike Price $101.765625                                (56)             (1)
  June 2005 Ten Year Treasury Note Put,
    Expires 05/20/05,
    Strike Price $109                                      (234)           (172)
  June 2005 Long Bond Call,
    Expires 05/20/05,
    Strike Price $118                                      (141)             (5)
  May 2005 Ten Year Treasury Note Call,
    Expires 04/22/05,
    Strike Price $110                                      (178)            (50)
  June 2005 Ten Year Treasury Note Put,
    Expires 05/20/05,
    Strike Price $107                                       (79)            (16)
  Sept 2005 Ten Year Treasury Note Call,
    Expires 08/26/05,
    Strike Price $110                                      (138)           (147)
  Sept 2005 Ten Year Treasury Note Put,
    Expires 08/26/05,
    Strike Price $105                                       (45)            (18)
  Sept 2005 Ten Year Treasury Note Put,
    Expires 08/26/05,
    Strike Price $106                                      (199)           (115)
                                                                    -----------
Total Written Options
  (Premium Received $(760)) ($ Thousands)                                  (524)
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         75

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

March 31, 2005
--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

A summary of the open Long (Short) futures contracts held by the Fund at March 31, 2005, is as follows: (see note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     Unrealized
                                         Contract                  Appreciation
Type of                  Number of          Value    Expiration  (Depreciation)
Contract                 Contracts   ($Thousands)          Date    ($Thousands)
--------------------------------------------------------------------------------

U.S. Ten Year Note           (432)       $(47,203)     06/23/05         $   310
U.S. Five Year Note          (241)        (25,810)     06/23/05              78
U.S. Long Treasury Bond      (767)        (85,425)     06/23/05            (366)
Euro BOBL                    (140)        (20,486)     06/08/05             (83)
90 Day Euro$                1,375         330,086      09/21/05          (1,735)
90 Day Euro$                  298          71,237      03/15/06            (182)
                                                                        -------
                                                                        $(1,978)
                                                                        -------

At March 31, 2005 there was the following Total Rate of Return Swap (TRS) agreement outstanding.

--------------------------------------------------------------------------------
                                                                     Unrealized
                                              Notional Amount      Depreciation
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  TRS Agreement with Citigroup ABS
    CDS/CDO Group                                    $ 11,400            $ (320)

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $4,054,546 ($Thousands).

*     Non-income producing security.

+     See Note 3 in Notes to Financial Statements.

(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2005.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2005. The coupon on a step bond changes on a specified date.

(E)   Treasury Inflation Index Notes

(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2005 was $74 ($ Thousands) and represented 0.00% of Net Assets.

(G) Zero-coupon security. Rate shown is the effective yield at the date of purchase.

(H)   Security in default on interest payments.

(I)   Rate reported is the effective yield at time of purchase.

(J) Securities considered illiquid. The total value of such securities as of March 31, 2005 was $7,633 ($ Thousands) and represented 0.19% of Net Assets.

(K) This security or a partial position of this security is on loan at March 31, 2005 (see Note 7). The total value of securities on loan at March 31, 2005 was $1,281,255 ($ Thousands).

(L) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2005 was $1,317,562 ($ Thousands).

Cl -- Class

CMO -- Collateralized Mortgage Obligation

FFCA -- Federal Farm Credit Association

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only Security

LLC -- Limited Liability Company

MBIA -- Municipal Bond Insurance Association

MTN -- Medium Term Note

Ser -- Series

PLC -- Public Limited Company

RB -- Revenue Bond

REMIC -- Real Estate Mortgage Investment Conduit

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

TVA -- Tennessee Valley Authority

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
76         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

STATEMENT OF NET ASSETS (Unaudited)

High Yield Bond Fund

March 31, 2005
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

21.7% Consumer Discretionary
17.6% Financials
16.1% Industrials
 8.8% Materials
 6.5% Health Care
 5.9% Telecommunication Services
 5.7% Energy
 5.2% Short-Term Investments
 3.6% Utilities
 3.5% Asset-Backed Securities
 2.2% Consumer Staples
 1.6% Information Technology
 1.0% Preferred/Convertible Stocks
 0.4% U.S. Government Agency Obligations
 0.1% Common Stock
 0.1% Warrants

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 98.7%

CONSUMER DISCRETIONARY -- 25.5%
  ALH
      8.250%, 01/15/13                               $     1,125    $     1,097
  AMC Entertainment (A) (G)
      8.000%, 03/01/14                                     4,255          4,064
  AMF Bowling Worldwide (G)
      10.000%, 03/01/10                                    1,980          2,029
  Accuride
      8.500%, 02/01/15                                     3,460          3,391
  Adesa
      7.625%, 06/15/12                                     1,000          1,000
  Advanced Accessory
      13.250%, 12/15/11 (B)                                2,275            682
      10.750%, 06/15/11 (G)                                1,200          1,002
  Affinia Group (A)
      9.000%, 11/30/14                                       100             92
  Ainsworth Lumber (A)
      7.250%, 10/01/12                                     1,525          1,494
      6.840%, 10/01/10 (D) (G)                             2,800          2,842
  American Casino & Entertainment
      7.850%, 02/01/12                                       475            493
  American Tower (G)
      7.500%, 05/01/12                                     3,225          3,273
  American Tower Escrow (E)
      5.897%, 08/01/08                                       475            356
  Ameristar Casinos
      10.750%, 02/15/09                                    2,750          3,004
  Amscan Holdings
      8.750%, 05/01/14                                     3,485          3,380
  Asbury Automotive (G)
      9.000%, 06/15/12                                     7,000          7,140

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Autocam
      10.875%, 06/15/14                              $       100    $        87
  Bear Creek
      9.000%, 03/01/13                                     3,555          3,519
  Blockbuster (A)
      9.000%, 09/01/12                                     2,000          1,940
  Boyd Gaming
      9.250%, 08/01/09                                       750            794
      6.750%, 04/15/14                                       620            612
  Broder Brothers
      11.250%, 10/15/10                                    2,135          2,338
      11.250%, 10/15/10 (A)                                  325            356
  Buhrmann
      8.250%, 07/01/14                                     2,350          2,420
  Builders Firstsource (D)
      7.024%, 02/15/12                                     6,010          5,920
  CBD Media Holdings (G)
      9.250%, 07/15/12                                     2,350          2,397
  CCO Holdings (G)
      8.750%, 11/15/13                                     3,670          3,670
  CSC Holdings, Ser B
      8.125%, 07/15/09                                       750            791
      8.125%, 08/15/09                                     2,740          2,891
  CSK Auto
      7.000%, 01/15/14                                       200            189
  Cablevision Systems (A) (D) (G)
      6.669%, 04/01/09                                     8,600          9,116
  Carmike Cinemas (G)
      7.500%, 02/15/14                                       600            589
  Carrols (A) (G)
      9.000%, 01/15/13                                     1,095          1,128
  Charter Communications Holdings
      25.050%, 01/15/11 (B) (G)                            1,750          1,400
      10.750%, 10/01/09 (G)                                1,875          1,537
      10.250%, 09/15/10                                    3,000          3,060
      10.000%, 04/01/09 (G)                                  900            729
      9.625%, 11/15/09 (G)                                 4,100          3,208
      8.625%, 04/01/09 (A) (G)                               175            135
      8.375%, 04/30/14 (A) (G)                               550            553
      8.000%, 04/30/12 (A)                                    85             85
  Collins & Aikman Floorcovering, Ser B
      9.750%, 02/15/10                                       700            745
  Collins & Aikman Products (G)
      12.875%, 08/15/12                                    1,475            664
  Cooper Standard Auto, (A) (G)
      8.375%, 12/15/14                                     5,640          4,582
  Cornell (G)
      10.750%, 07/01/12                                      975          1,009
  Dana
      7.000%, 03/01/29 (G)                                 2,000          1,757
      6.500%, 03/15/08                                       125            124


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         77

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Delco Remy International (G)
      11.000%, 05/01/09                              $     3,600    $     3,312
      9.375%, 04/15/12                                     4,120          3,461
      6.660%, 04/15/09 (D)                                   360            360
  Dennys (A) (G)
      10.000%, 10/01/12                                    1,200          1,260
  Dex Media (G)
      8.060%, 11/15/13 (B)                                 3,150          2,394
      8.000%, 11/15/13 (A)                                 2,140          2,215
  Dex Media East (G)
      12.125%, 11/15/12                                    1,490          1,766
  Dura Operating, Ser B (G)
      8.625%, 04/15/12                                       825            761
  Dura Operating, Ser D (G)
      9.000%, 05/01/09                                     1,250            987
  E Tropicana (A)
      8.750%, 04/01/12                                     1,025          1,012
  Echostar
      6.625%, 10/01/14 (A) (G)                               400            386
      6.375%, 10/01/11                                       825            808
      5.750%, 10/01/08                                     1,150          1,133
  Elizabeth Arden
      7.750%, 01/15/14                                       375            386
  Equinox Holdings
      9.000%, 12/15/09                                       175            184
  Eye Care Centers of America (A)
      10.750%, 02/15/15                                    3,135          2,994
  Fedders North America (G)
      9.875%, 03/01/14                                     2,887          2,165
  General Motors (G)
      8.375%, 07/15/33                                     5,035          4,309
  Goodyear Tire & Rubber
      7.857%, 08/15/11 (G)                                   650            627
      7.000%, 03/15/28                                       275            231
  Gregg Appliances (A)
      9.000%, 02/01/13                                     2,755          2,617
  Group 1 Automotive
      8.250%, 08/15/13                                     3,500          3,535
  Herbst Gaming
      8.125%, 06/01/12                                       825            858
      7.000%, 11/15/14 (A) (G)                             1,900          1,890
  Hollywood Casino Shreveport (C) (G)
      13.000%, 08/01/06                                    2,725          2,248
  Hollywood Entertainment
      9.625%, 03/15/11                                     3,605          4,074
  Houghton Mifflin (G)
      13.600%, 10/15/13 (B)                                1,000            695
      9.875%, 02/01/13                                     1,420          1,463
      8.250%, 02/01/11 (G)                                 1,250          1,275
  Hydrochem Industrial (A)
      9.250%, 02/15/13                                     1,300          1,274

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  ITT
      7.375%, 11/15/15                               $       500    $       537
  Inn of the Mountain Gods
      12.000%, 11/15/10                                      800            940
  Intelsat
      6.500%, 11/01/13                                       725            582
  Interline Brands
      11.500%, 05/15/11                                    1,269          1,447
  Intrawest
      7.500%, 10/15/13                                     1,200          1,203
  Jo-Ann Stores
      7.500%, 03/01/12                                       425            434
  Jostens Holding (B)
      10.950%, 12/01/13                                    3,600          2,628
  Kabel Deutschland (A) (G)
      10.625%, 07/01/14                                    3,617          3,997
  LBI Media (B)
      11.910%, 10/15/13                                    1,300            956
  LCE Aquisition (A)
      9.000%, 08/01/14                                     1,650          1,642
  LIN Television (A)
      6.500%, 05/15/13                                       100             97
  La Quinta
      7.400%, 09/15/05                                     2,190          2,212
  Landry's Restaurants (A) (G)
      7.500%, 12/15/14                                     3,060          2,968
  Language Line
      11.125%, 06/15/12                                      525            547
  Las Vegas Sands (A)
      6.375%, 02/15/15                                       300            285
  Lazydays Rv Center
      11.750%, 05/15/12                                    4,475          4,822
  Leslie's Poolmart (A)
      7.750%, 02/01/13                                       375            379
  Levi Strauss (A) (G)
      9.750%, 01/15/15                                     2,675          2,628
  M/I Homes (A)
      6.875%, 04/01/12                                       615            609
  MGM Grand
      6.000%, 10/01/09                                     2,400          2,367
  Mandalay Resort Group, Ser B
      10.250%, 08/01/07                                       50             54
  Marquee (A) (G)
      8.625%, 08/15/12                                       420            447
      7.044%, 08/15/10 (D)                                 1,000          1,045
  Mediacom Broadband LLC
      11.000%, 07/15/13                                      425            455
  Mediacom, Ser B LLC (G)
      8.500%, 04/15/08                                       150            152


--------------------------------------------------------------------------------
78         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Meritage Homes (A) (G)
      6.250%, 03/15/15                               $     1,375    $     1,293
  Mohegan Tribal Gaming (A)
      6.875%, 02/15/15                                     3,175          3,143
      6.125%, 02/15/13                                       725            711
  NTK Holdings (A) (B) (G)
      10.590%, 03/01/14                                    3,200          1,704
  Nationsrent
      9.500%, 10/15/10                                     8,105          8,672
  New Skies Satellites (A) (D)
      7.438%, 11/01/11                                     3,000          3,060
  Nexstar Holdings LLC (B)
      13.730%, 04/01/13                                    1,225            962
  Nextmedia Operating (G)
      10.750%, 07/01/11                                    4,500          4,911
  Nortek
      8.500%, 09/01/14                                     5,550          5,356
  North American Energy Partner
      8.750%, 12/01/11                                     1,575          1,418
  O'Charley's
      9.000%, 11/01/13                                     1,025          1,112
  Pantry
      7.750%, 02/15/14                                       675            699
  Park Place Entertainment
      9.375%, 02/15/07                                       375            399
  Paxson Communications
      13.880%, 01/15/09 (B)                                1,300          1,209
      10.750%, 07/15/08 (G)                                1,700          1,687
  Penn National Gaming (A)
      6.750%, 03/01/15                                     4,925          4,851
  Perry Ellis International, Ser B
      8.875%, 09/15/13                                     4,670          4,810
  Petro Stopping
      9.000%, 02/15/12                                       300            309
  Phillips Van-Heusen
      8.125%, 05/01/13                                       325            340
      7.250%, 02/15/11                                       150            152
  Pinnacle Entertainment
      8.750%, 10/01/13 (G)                                 7,025          7,271
      8.250%, 03/15/12                                     3,175          3,175
  Premier Entertainment
      10.750%, 02/01/12                                      875            893
  Prestige Brands
      9.250%, 04/15/12                                       375            396
  Propex Fabrics (A)
      10.000%, 12/01/12                                    1,785          1,767
  Quebecor Media
      11.125%, 07/15/11                                    3,775          4,171
  RH Donnelley
      10.875%, 12/15/12 (A)                                3,025          3,486
      10.875%, 12/15/12 (G)                                2,945          3,394
      6.875%, 01/15/13 (A) (G)                               300            297

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Rogers
      6.750%, 03/15/15                               $       475    $       468
  Rural/Metro (A)
      9.875%, 03/15/15                                       375            385
  Satellite Telecom
      5.250%, 11/01/08                                     1,075            989
  Scientific Games (A)
      6.250%, 12/15/12                                        50             50
  Sealy Mattress
      8.250%, 06/15/14                                       875            912
  Service
      6.750%, 04/01/16                                       200            192
  Simmons (G)
      7.875%, 01/15/14                                       525            536
  Sinclair Broadcast Group
      8.750%, 12/15/11                                     1,820          1,911
      8.000%, 03/15/12 (G)                                   470            479
      4.875%, 07/15/18 (A) (B)                               850            742
  Six Flags
      9.625%, 06/01/14                                       475            438
  Sonic Automotive, Ser B
      8.625%, 08/15/13                                     4,340          4,318
  Spheris (A)
      11.000%, 12/15/12                                    2,865          2,922
  Stanadyne
      10.000%, 08/15/14                                    2,075          2,137
  Starwood Hotels Resorts
      7.375%, 05/01/07                                     1,400          1,446
  Stater Brothers Holdings (G)
      8.125%, 06/15/12                                     4,340          4,188
      6.510%, 06/15/10 (F)                                 1,070          1,059
  Station Casinos
      6.875%, 03/01/16 (G)                                 4,130          4,135
      6.500%, 02/01/14                                       525            521
  Sup Essx Com & Essx Group
      9.000%, 04/15/12                                       950            964
  Telenet Group Holdings (A) (B) (G)
      22.650%, 06/15/14                                    1,325          1,002
  Tenneco Automotive (A) (G)
      8.625%, 11/15/14                                     2,125          2,067
  Town Sports International (G)
      9.625%, 04/15/11                                     2,000          2,100
  Travelcenters of America
      12.750%, 05/01/09                                    1,750          1,960
  Turning Stone Casino Entertainment (A)
      9.125%, 12/15/10                                     5,690          5,910
  United Auto Group
      9.625%, 03/15/12                                     1,520          1,604
  United Components
      9.375%, 06/15/13                                     1,700          1,696


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         79

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  United Rentals North America (G)
      7.000%, 02/15/14                               $       750    $       686
  Universal City Florida (A)
      8.375%, 05/01/10                                       550            561
      7.493%, 05/01/10 (D)                                 7,790          8,063
  Vail Resorts (G)
      6.750%, 02/15/14                                       325            319
  Vertis
      9.750%, 04/01/09                                     1,100          1,150
  Vertis, Ser B (G)
      10.875%, 06/15/09                                    1,175          1,134
  Vicorp Restaurants
      10.500%, 04/15/11                                      650            663
  Videotron
      6.875%, 01/15/14                                     1,900          1,910
  Virgin Ricer Casino (A)
      9.000%, 01/15/12                                     2,400          2,508
  WMG Holdings (A) (D) (G)
      7.385%, 12/15/11                                     2,345          2,404
  Warner Music Group (A)
      7.375%, 04/15/14                                       225            233
  Wdac Subsidiary (A)
      8.375%, 12/01/14                                       800            744
  William Carter, Ser B
      10.875%, 08/15/11                                    2,601          2,874
  William Lyon Homes
      10.750%, 04/01/13                                      105            116
  Williams Scotsman
      10.000%, 08/15/08                                      550            589
      9.875%, 06/01/07                                     2,055          2,045
  Wynn Las Vegas LLC (A)
      6.625%, 12/01/14                                     5,530          5,254
  XM Satellite Radio (D)
      8.243%, 05/01/09                                     1,500          1,523
  Yell Finance
      12.216%, 08/01/11 (B)                                1,590          1,582
      10.750%, 08/01/11                                      875            985
  Young Broadcasting
      10.000%, 03/01/11 (G)                                2,785          2,848
      8.500%, 12/15/08                                       450            471
                                                                    -----------
                                                                        333,238
                                                                    -----------

CONSUMER STAPLES -- 2.7%
  American Seafood
      10.125%, 04/15/10                                    1,100          1,188
  Ames True Temper (D)
      6.640%, 01/15/12                                       650            611
  B & G Foods Holding
      8.000%, 10/01/11                                       675            702

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Burns Philips Capital
      10.750%, 02/15/11 (G)                          $       900    $       999
      9.750%, 07/15/12                                     2,625          2,861
      9.500%, 11/15/10 (A)                                   225            245
  Chiquita Brands (G)
      7.500%, 11/01/14                                       200            199
  Commonwealth Brands (A)
      10.625%, 09/01/08                                    1,650          1,765
  DEL Laboratories
      8.000%, 02/01/12                                     1,525          1,464
  Del Monte (A) (G)
      6.750%, 02/15/15                                     1,863          1,816
  Duane Reade (A) (F)
      7.614%, 12/15/10                                       400            404
  Fleming (C)
      10.125%, 04/01/08                                    2,175            739
      9.250%, 06/15/10 (G)                                   400            136
  Gereral Nutrition Center
      8.500%, 12/01/10                                       325            276
  Johnson Diversey Holdings (B)
      9.680%, 05/15/13                                       650            559
  Le-Natures (A)
      10.000%, 06/15/13                                    4,550          4,959
  Leiner Health Products
      11.000%, 06/01/12                                    2,430          2,612
  Levi Strauss (A) (D) (G)
      7.730%, 04/01/12                                     2,540          2,496
  Merisant (A) (G)
      9.500%, 07/15/13                                     1,175          1,011
  Natural Beef Pack
      10.500%, 08/01/11                                    3,505          3,575
  Pilgrims Pride
      9.250%, 11/15/13                                       150            165
  Rite Aid
      12.500%, 09/15/06                                      325            358
      7.700%, 02/15/27 (G)                                   300            248
      6.875%, 08/15/13 (G)                                   275            256
      6.875%, 12/15/28 (A)                                   725            562
  Seminis Vegetable Seeds
      10.250%, 10/01/13                                    3,625          4,278
                                                                    -----------
                                                                         34,484
                                                                    -----------

ENERGY -- 7.1%
  Baytex Energy
      9.625%, 07/15/10                                       691            732
  Belden & Blake
      8.750%, 07/15/12                                     2,850          2,829


--------------------------------------------------------------------------------
80         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Chesapeake Energy
      7.750%, 01/15/15 (A)                           $     1,000    $     1,057
      7.500%, 06/15/14                                       850            899
      7.000%, 08/15/14                                       750            772
      6.875%, 01/15/16 (G)                                 3,195          3,227
      6.375%, 06/15/15 (A)                                   375            370
  Colorado Interstate Gas
      5.950%, 03/15/15                                       525            506
  Delta Petroleum
      7.000%, 04/01/15                                       225            217
  Dynegy Holdings
      7.125%, 05/15/18                                       150            118
      6.875%, 04/01/11 (G)                                 1,200          1,065
  El Paso
      9.625%, 05/15/12                                     3,985          4,344
      7.875%, 06/15/12 (G)                                   450            448
      7.625%, 09/01/08 (G)                                 2,300          2,306
      7.420%, 02/15/37 (G)                                 1,575          1,394
      7.000%, 05/15/11 (G)                                 1,200          1,152
      6.950%, 06/01/28                                     1,850          1,609
      6.750%, 05/15/09 (G)                                   625            609
      6.500%, 05/15/06 (G)                                   350            353
  El Paso MTN
      8.050%, 10/15/30 (G)                                 1,625          1,552
      7.375%, 12/15/12                                       675            653
  El Paso Natural Gas (F)
      8.375%, 06/15/32                                       625            687
  El Paso Natural Gas, Ser A
      7.625%, 08/01/10                                     3,490          3,660
  Energy Partners
      8.750%, 08/01/10                                     1,355          1,450
  Forest Oil
      8.000%, 12/15/11                                     1,770          1,947
      7.750%, 05/01/14 (G)                                   830            880
  Giant Industries
      11.000%, 05/15/12                                      284            324
      8.000%, 05/15/14                                     2,175          2,175
  Hanover Compressor
      9.000%, 06/01/14 (G)                                 1,950          2,086
      8.625%, 12/15/10                                     1,500          1,567
  Hilcorp Energy (A)
      10.500%, 09/01/10                                    5,000          5,550
  Holly Energy Partners (A)
      6.250%, 03/01/15 (A)                                 1,100          1,056
  Markwest Energy (A)
      6.875%, 11/01/14                                     2,750          2,750
  Nevada Power
      6.500%, 04/15/12                                        75             77
  Newfield Exploration
      8.375%, 08/15/12                                     1,700          1,836
      7.625%, 03/01/11 (G)                                 1,950          2,096
  Pacific Energy
      7.125%, 06/15/14                                       425            440

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Parker Drilling
      9.625%, 10/01/13 (G)                           $     2,025    $     2,238
      7.660%, 09/01/10                                     5,505          5,698
  Petroleum Geo-Services
      10.000%, 11/05/10                                    2,789          3,131
  Pogo Producing, Ser B
      8.250%, 04/15/11                                     1,845          1,965
  Premcor Refining
      7.500%, 06/15/15                                     2,215          2,276
  Pride International (G)
      7.375%, 07/15/14                                     4,800          5,088
  Range Resources
      7.375%, 07/15/13                                       500            510
      6.375%, 03/15/15 (A) (G)                             1,475          1,416
  SESI LLC (G)
      8.875%, 05/15/11                                     2,000          2,135
  Sonat
      7.000%, 02/01/18                                       500            442
  Stone Energy
      6.750%, 12/15/14                                       875            849
  Tesoro, Ser B (G)
      9.625%, 11/01/08                                     4,014          4,305
  United Refining (G)
      10.500%, 08/15/12                                    5,500          5,528
  Veneco (A)
      8.750%, 12/15/11                                     1,325          1,365
  Vintage Petroleum
      8.250%, 05/01/12                                     1,325          1,434
                                                                    -----------
                                                                         93,173
                                                                    -----------

FINANCIALS -- 14.4%
  AMR Real Estate Partners
      7.125%, 02/15/13                                     1,325          1,298
  Alamosa Delaware (G)
      8.500%, 01/31/12                                       975          1,010
  Allstate Life Global
    Funding II MTN (A) (D) (H)
      2.800%, 04/13/06                                     1,114          1,114
  American General Finance (D) (H)
      2.810%, 04/14/06                                     3,121          3,121
  Amkor Technology+
      7.350%, 10/27/10                                     3,000          3,120
  Arch Western Finance
      6.750%, 07/01/13                                     1,835          1,844
      6.750%, 07/01/13 (A)                                 3,560          3,578
  CB Richard Ellis Service
      11.250%, 06/15/11                                      950          1,064
      9.750%, 05/15/10 (G)                                   646            730
  CCFC+ (D)
      8.670%, 08/26/09                                     2,970          3,170
  CCN Bluegrass (D) (H)
      2.914%, 02/21/06                                     2,898          2,898


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         81

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Centerpoint Energy+ (D)
      12.750%, 11/11/05                              $     2,000    $     2,120
  Chase Funding Mortgage Loan,
    Ser 2003-4, Cl 2A2 (D)
      3.150%, 05/25/33                                     1,522          1,524
  Choctaw Resort Development Entity, (A)
      7.250%, 11/15/19                                     2,125          2,104
  Countrywide Home Loans MTN,
    Ser L (H) (D)
      3.120%, 03/21/06                                     3,656          3,656
  Countrywide Home Loans MTN,
    Ser M (D) (H)
      3.152%, 06/23/05                                     1,783          1,783
      3.040%, 11/30/05                                     4,904          4,904
      2.980%, 08/26/05                                     1,337          1,337
      2.940%, 05/20/05                                       892            892
      2.810%, 01/31/06                                       981            981
  Credit Suisse First Boston London (D)
      9.650%, 03/24/10                                     3,849          3,768
  Crum & Forster
      10.375%, 06/15/13                                    1,000          1,120
  Dennys+ (D)
      8.445%, 08/17/10                                     2,500          2,584
  El Paso Letter of Credit (D)
      5.438%, 11/22/09                                     1,500          1,519
  El Paso+ (A) (D)
      5.438%, 11/22/09                                     1,494          1,515
  Elan Financial (A)
      7.750%, 11/15/11 (G)                                 2,405          1,798
      6.490%, 11/15/11 (D)                                   420            315
  Fairfax Financial Holdings
      8.250%, 10/01/15                                       930            902
      7.750%, 04/26/12                                       750            724
  Felcor Lodging
      9.000%, 06/01/11                                       150            161
  Finova Group
      7.500%, 11/15/09                                     2,400          1,038
  Five Finance MTN (D) (H)
      2.860%, 09/22/05                                     6,330          6,329
  Global Cash
      8.750%, 03/15/12                                     2,090          2,215
  Harrier Finance Funding MTN (D) (H)
      3.034%, 09/15/05                                     1,293          1,293
  Harrier Finance Funding MTN,
    Ser 1 (D) (H)
      3.016%, 06/15/05                                     3,878          3,878
  Host Marriot
      7.125%, 11/01/13                                       200            198
      6.375%, 03/15/15 (A)                                 5,650          5,396
  Host Marriot, Ser M (G)
      7.000%, 08/15/12                                       250            247

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Innophos Investment (A) (D)
      10.771%, 02/15/15                              $     2,925    $     2,896
  Irish Life & Permanent MTN,
    Ser X (H) (D)
      2.862%, 04/21/06                                     4,146          4,145
  Jackson National Life Funding (A) (D) (H)
      2.690%, 04/01/06                                     9,808          9,808
  Kgen Partners+
      5.645%, 08/15/11                                     4,000          4,020
  Lakeside Funding (D) (H)
      2.790%, 04/08/05                                     2,703          2,703
  Level 3+ (D)
      9.370%, 12/01/11                                     4,000          4,180
  Meristar Hospitality
      10.500%, 06/15/09                                       75             80
  Merrill Investors (D)
      3.150%, 10/25/34                                       330            331
  Metris+ (D)
      10.600%, 05/06/07                                    2,250          2,374
  Morgan Stanley, Ser EXL (D) (H)
      2.720%, 05/04/06                                       892            892
  Morgan Stanley, Ser EXLS (D) (H)
      2.718%, 05/03/06                                     2,229          2,229
  Murray+
      10.640%, 01/31/11                                    5,000          5,294
  Nationwide Building Society (A) (D) (H)
      3.083%, 04/28/05                                     2,229          2,229
      2.746%, 04/07/06                                     4,458          4,458
  New ASAT
      9.250%, 02/01/11                                     1,050            871
  Noble Group (A)
      6.625%, 03/17/15                                     1,725          1,603
  Northern Rock (A) (D) (H)
      2.730%, 05/03/06                                     3,923          3,923
  Northwest Air+
      9.830%, 11/23/10 (D)                                 1,000          1,027
      8.330%, 11/19/09                                     3,000          3,015
  Pacific Life Global Funding (A) (D) (H)
      2.790%, 03/13/06                                     3,343          3,343
  Pamco (A) (D)
      4.093%, 05/01/10                                     2,500          2,175
  Premium Asset Trust (A) (D) (H)
      2.820%, 01/15/06                                     6,241          6,241
      2.755%, 02/06/06                                     3,299          3,302
  SLM MTN, Ser X (D) (H)
      2.850%, 04/20/06                                     7,801          7,801
  Senior Housing
      7.875%, 04/15/15                                     2,025          2,167
  Ship Finance MTN (D) (H)
      8.500%, 12/15/13                                     6,350          6,286
  Tech Olympic USA
      7.500%, 03/15/11                                       475            456


--------------------------------------------------------------------------------
82         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Telcordia Technologies+
      5.780%, 09/15/12                               $     2,000    $     2,010
  Texas Genco+ (D)
      4.450%, 12/08/11                                     6,490          6,580
  Trustreet Properties (A)
      7.500%, 04/01/15                                     1,150          1,144
  United Airlines+ (D)
      8.000%, 06/30/05                                     3,985          4,025
  Universal City Development
      11.750%, 04/01/10                                    1,850          2,109
  Ventas Realty
      6.625%, 10/15/14                                       575            571
  Warner Chilcott+
      5.340%, 01/04/12                                     5,000          5,050
  White Pine Finance MTN, Ser 1 (D) (H)
      2.696%, 11/01/05                                     1,962          1,961
                                                                    -----------
                                                                        188,547
                                                                    -----------

HEALTH CARE -- 7.2%
  Alliance Imaging (A) (G)
      7.250%, 12/15/12                                     1,405          1,328
  Bio-Rad Laboraties (A)
      6.125%, 12/15/14                                       525            514
  Concentra Operating
      9.500%, 08/15/10                                       575            615
      9.125%, 06/01/12 (A)                                   350            371
  Coventry Health Care
      6.125%, 01/15/15                                       325            325
      5.875%, 01/15/12                                       475            475
  Curative Health Services (G)
      10.750%, 05/01/11                                    3,180          2,615
  Davita (G)
      7.250%, 03/15/15                                     3,925          3,846
      6.625%, 03/15/13                                     1,750          1,732
  EGL Acquisition (A)
      7.625%, 02/01/15                                     7,295          7,295
  HCA
      7.500%, 11/06/33 (G)                                 1,425          1,451
      6.375%, 01/15/15                                       700            695
      6.250%, 02/15/13                                       890            883
  Hanover Equipment Trust, Ser 2001 B
      8.750%, 09/01/11                                       100            105
  Healthsouth
      7.625%, 06/01/12                                     3,250          3,120
  Inergy (A)
      6.875%, 12/15/14                                     1,950          1,872
  Insight Health Services, Ser B (G)
      9.875%, 11/01/11                                     7,225          7,080
  Inverness Medical Innovatons
      8.750%, 02/15/12                                     1,575          1,599

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Jean Countu Group (G)
      8.500%, 08/01/14                               $     6,245    $     6,065
  K Hovnanian Enterprises (A)
      6.000%, 01/15/10                                       225            220
  Kinetic Concepts
      7.375%, 05/15/13                                       568            591
  Knowles Electronics
      13.125%, 10/15/09                                      625            644
  Medcath Holdings
      9.875%, 07/15/12                                     1,800          1,935
  Medical Device Manufacturing
      10.000%, 07/15/12                                      425            455
  Medquest, Ser B (G)
      11.875%, 08/15/12                                    2,500          2,450
  National Mentor (A)
      9.625%, 12/01/12                                     2,195          2,288
  National Nephrology (A)
      9.000%, 11/01/11                                       750            831
  Norcross Safety Products, Ser B
      9.875%, 08/15/11                                     1,650          1,749
  Polupore
      8.750%, 05/15/12                                       750            701
  Primedia (D)
      8.164%, 05/15/10                                       975          1,033
  Sybron Dental Specialties
      8.125%, 06/15/12                                       850            912
  Tenet Healthcare (A) (G)
      9.250%, 02/01/15                                     6,550          6,534
  Town Sports International (B)
      11.000%, 02/01/14                                    8,115          4,768
  Triad Hospitals (G)
      7.000%, 11/15/13                                       360            354
  US Oncology (A)
      10.750%, 08/15/14 (G)                                9,540         10,494
      9.000%, 08/15/12                                     2,105          2,221
      8.620%, 03/15/15                                    11,485         10,825
  VWR International
      8.000%, 04/15/14                                       125            127
      6.875%, 04/15/12                                       225            226
  WH Holdings
      9.500%, 04/01/11                                     1,800          1,944
  Warner Chilcott (A)
      8.750%, 02/01/15                                     1,000          1,005
                                                                    -----------
                                                                         94,293
                                                                    -----------

INDUSTRIALS -- 18.8%
  Aavid Thermal Technology
      12.750%, 02/01/07                                    1,600          1,728
  Acih (B)
      1.780%, 12/15/12                                     1,450          1,022


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         83

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Advanstar Communications (G)
      10.750%, 08/15/10                              $     1,425    $     1,585
  Advertising Direct (A)
      9.250%, 11/15/12                                     3,570          3,748
  Aearo
      8.250%, 04/15/12                                       685            723
  Ainsworth Lumber
      6.750%, 03/15/14                                     2,575          2,414
  Air 2 US (A)
      8.027%, 10/01/19                                     2,720          2,457
  Alderwoods Group (A)
      7.750%, 09/15/12                                       550            562
  Allied Holdings, Ser B (G)
      8.625%, 10/01/07                                     1,010            757
  Allied Waste North America
      7.375%, 04/15/14 (A) (G)                               225            204
      6.375%, 04/15/11                                     1,610          1,497
      6.125%, 02/15/14 (G)                                   150            134
      5.750%, 02/15/11 (A)                                   900            819
  Allied Waste North America, Ser B (G)
      8.875%, 04/01/08                                       200            207
      8.500%, 12/01/08                                     4,700          4,817
  American Commercial Lines
      9.500%, 02/15/15                                       950            981
  Ames True Temper
      10.000%, 07/15/12                                    6,025          5,121
  Amsted Industries (A)
      10.250%, 10/15/11                                    1,875          2,044
  Associated Material (B)
      11.560%, 03/01/14                                    1,725          1,199
  BE Aerospace, Ser B (G)
      8.875%, 05/01/11                                       100            101
  Blount
      8.875%, 08/01/12                                     1,895          1,999
  Borden (A) (D)
      7.410%, 07/15/10                                     1,873          1,939
  Brickman Group, Ser B
      11.750%, 12/15/09                                      275            311
  Buhrmann
      7.875%, 03/01/15                                       450            450
  CDRV Investors (A) (B)
      9.920%, 01/01/15                                     6,145          3,702
  Case New Holland (A)
      9.250%, 08/01/11 (G)                                 1,575          1,677
      6.000%, 06/01/09                                       400            380
  Caterpillar Financial Services
    MTN, Ser F (D) (H)
      2.730%, 07/09/05                                     2,229          2,229
  Cedar Brakes (G)
      8.500%, 02/15/14                                     1,372          1,594
  Cenveo (A) (G)
      7.875%, 12/01/13                                     3,990          3,561

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Consolidated Containers (B)
      12.740%, 06/15/09                              $     1,275    $     1,103
  Coinmach
      9.000%, 02/01/10                                     1,240          1,265
  Columbus Mckinnon
      10.000%, 08/01/10                                    1,675          1,822
  Consolidated Holdings (A)
      9.750%, 04/01/12                                       925            980
  Continental Airlines (G)
      8.000%, 12/15/05                                     2,495          2,458
  Continental Airlines, Ser 982A
      6.410%, 04/15/07                                     1,171          1,085
  Contenintal Airlines, Ser RJ04 (G)
      9.558%, 09/01/19                                     1,503          1,501
  Cooper Standard Auto (A) (G)
      7.000%, 12/15/12                                       610            567
  Corrections
      6.250%, 03/15/13                                     1,300          1,248
  Crystal US Holdings (A) (B) (G)
      10.450%, 10/01/14                                      981            687
  DR Horton
      5.625%, 01/15/16                                     1,750          1,632
  Dayton Superior (G)
      13.000%, 06/15/09                                    3,660          3,294
      10.750%, 09/15/08 (A)                                3,250          3,185
  Delta Air Lines, Ser 01-1, Cl A-2 (G)
      7.111%, 09/18/11                                     2,250          2,128
  Delta Air Lines, Ser 00-1, Cl A2 (G)
      7.570%, 11/18/10                                     5,250          4,894
  Douglas Dynamics (A) (G)
      7.750%, 01/15/12                                       300            294
  Dow Jones (A) (G)
      8.000%, 12/29/09                                    10,500         10,198
  EB Aerospace
      8.500%, 10/01/10                                     2,250          2,452
  Erico International
      8.875%, 03/01/12                                       350            368
  Gencorp
      9.500%, 08/15/13                                     3,739          4,169
  General Binding
      9.375%, 06/01/08                                     1,000          1,005
  Goodman Global Holdings (A) (D)
      5.760%, 06/15/12                                       525            520
  Great Lakes Dredge & Dock (G)
      7.750%, 12/15/13                                     1,150            954
  Gulfmark Offshore (A)
      7.750%, 07/15/14                                     2,875          2,961
  H-lines Finance Holdings (A) (B)
      10.400%, 04/01/13                                    2,425          1,891
  Harvest Operations
      7.875%, 10/15/11                                     1,900          1,876


--------------------------------------------------------------------------------
84         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Horizon Lines (A)
      9.000%, 11/01/12                               $     2,850    $     3,035
  Huntsman Advance Materials (A)
      11.000%, 07/15/10                                    1,000          1,147
  Interface
      9.500%, 02/01/14                                       550            579
  Invensys PLC (A)
      9.875%, 03/15/11                                     3,750          3,816
  Iron Mountain (G)
      6.625%, 01/01/16                                       600            547
  Iwo Escrow (A) (B)
      10.110%, 01/15/15                                      500            320
  JB Poindexter (A)
      8.750%, 03/15/14                                       325            323
  K&f Acquisition (A)
      7.750%, 11/15/14                                     1,750          1,697
  Kansas City Southern
      9.500%, 10/01/08                                     1,695          1,848
  Kraton Polymers LLC (A) (G)
      8.125%, 01/15/14                                     2,400          2,274
  L-3 Communications
      6.125%, 07/15/13                                     1,525          1,506
      5.875%, 01/15/15                                     4,100          3,936
  MMI Products, Ser B
      11.250%, 04/15/07                                    4,000          3,980
  Maax Holdings (A) (B)
      9.240%, 12/15/12                                     5,450          3,106
  Meritage Homes (G)
      7.000%, 05/01/14                                     2,750          2,750
  MQ Associates (B)
      12.245%, 08/15/12                                    3,200          1,824
  Mueller Group
      10.000%, 05/01/12 (G)                                3,610          3,899
      7.493%, 11/01/11 (D)                                 2,265          2,299
  Mueller Holdings (B)
      15.51%, 04/15/14                                     5,155          3,557
  NCL (A)
      10.625%, 07/15/14                                    2,400          2,481
  National Waterworks, Ser B
      10.500%, 12/01/12                                    1,050          1,168
  Navistar International
      7.500%, 06/15/11 (G)                                 4,940          4,977
      6.250%, 03/01/12 (A)                                   725            689
  Nebraska Book
      8.625%, 03/15/12                                       925            895
  Northwest Airlines (B)
      14.75%, 11/15/23                                       875            510
  OMI
      7.625%, 12/01/13                                     1,000          1,039
  Park-Ohio (A)
      8.375%, 11/15/14                                     2,100          2,027

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Ply Gem
      9.000%, 02/15/12                               $     2,700    $     2,552
  Polymer Holdings (A) (B)
      12.002%, 07/15/14                                    3,125          1,938
  Polypore (G) (A) (B)
      12.561%, 10/01/12                                    3,525          2,045
  Primedia
      8.000%, 05/15/13                                     1,225          1,250
  Progress (A)
      7.750%, 04/01/12                                     1,030          1,030
  Quality Distributors
      9.000%, 11/15/10                                     2,400          2,352
  RMCC Acquisition (A) (G)
      9.500%, 11/01/12                                     1,700          1,666
  Rainbow National Services (A)
      10.375%, 09/01/14                                       75             84
      8.750%, 09/01/12                                     1,625          1,747
  Riddell Bell Holdings (A)
      8.375%, 10/01/12                                     1,500          1,538
  Rural Metro Holding (A) (B)
      10.560%, 03/15/16                                    1,850            962
  Schuler Homes
      10.500%, 07/15/11                                      425            470
  Service
      6.500%, 03/15/08                                     3,500          3,509
  Simmons (A) (B)
      9.190%, 12/15/14                                     3,500          2,188
  Southern Star
      8.500%, 08/01/10                                     3,000          3,195
  Stanadyne (A) (B)
      11.060%, 02/15/15                                    2,625          1,523
  Standard Pacific (G)
      7.750%, 03/15/13                                     1,230          1,282
  TD Funding (G)
      8.375%, 07/15/11                                     6,255          6,419
  Tech Olympic USA (G)
      10.375%, 07/01/12                                    5,660          6,198
  Tempur Pedic (A)
      10.250%, 08/15/10                                    1,170          1,313
  Terex
      9.250%, 07/15/11                                     1,000          1,090
      7.375%, 01/15/14 (G)                                 1,925          1,964
  Terex, Ser B
      10.375%, 04/01/11                                       62             67
  Thermadyne Holdings
      9.250%, 02/01/14                                     4,925          4,728
  US Concrete
      8.375%, 04/01/14                                     1,625          1,617
  United Rentals
      7.750%, 11/15/13                                     7,550          7,324
  Unova
      7.000%, 03/15/08                                       400            408


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         85

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Vanguard Health Holding (B) (G)
      9.280%, 10/01/15                               $     3,900    $     2,603
  Valor Telecom (A)
      7.750%, 02/15/15                                     3,050          3,035
  Vanguard Health (G)
      9.000%, 10/01/14                                     9,540         10,041
  Visant
      7.625%, 10/01/12                                       800            792
  Westinghouse Air Brake
      6.875%, 07/31/13                                     1,000            995
  Xerox
      7.625%, 06/15/13 (G)                                   655            684
      6.875%, 08/15/11                                     2,890          2,944
  Xerox Capital (G)
      8.000%, 02/01/27                                     3,200          3,200
                                                                    -----------
                                                                        245,481
                                                                    -----------

INFORMATION TECHNOLOGY -- 2.0%
  Activant Solutions
      10.500%, 06/15/11                                    1,025          1,092
      9.090%, 04/01/10 (D) (G)                             1,100          1,122
  Advanced Micro Devices (A)
      7.750%, 11/01/12                                     2,825          2,776
  Amkor Technologies (G)
      7.125%, 03/15/11                                       850            716
  Communications & Power
      8.000%, 02/01/12                                       200            203
  Flextronics International
      6.250%, 11/15/14                                       200            190
  Freescale Semiconductor
      7.125%, 07/15/14                                       945            987
      5.410%, 07/15/09 (D) (G)                             1,075          1,103
  Magnachip Semiconductor (A)
      8.000%, 12/15/14                                     1,600          1,636
      6.875%, 12/15/11                                     1,000          1,010
      6.260%, 12/15/11 (D) (G)                             2,995          3,070
  On Semiconductor (A) (E) (G)
      15.800%, 08/04/11                                    1,675          2,554
  Panamsat Holdings (A) (B)
      10.500%, 11/01/14                                    5,855          3,806
  Rhythms Netconnections (C) (F)
      10.590%, 04/15/09                                    1,126             --
  Sanmina SCI (A) (G)
      6.750%, 03/01/13                                     3,075          2,883
  Smart Modular (A)
      8.350%, 04/01/12                                     2,200          2,216
  Viasystems
      10.500%, 01/15/11                                      875            866
                                                                    -----------
                                                                         26,230
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

MATERIALS -- 10.2%
  AEP Industries
      7.875%, 03/15/13                               $       150    $       151
  AK Steel (G)
      7.875%, 02/15/09                                       525            514
      7.750%, 06/15/12                                       300            289
  Acetex
      10.875%, 08/01/09                                    1,425          1,518
  Anchor Glass Container
      11.000%, 02/15/13                                      550            496
  Appleton Papers
      9.750%, 06/15/14                                     5,175          5,408
  Berry Plastics
      10.750%, 07/15/12                                    1,050          1,184
  Boise Cascade LLC (A)
      7.125%, 10/15/14                                        50             51
  Bway
      10.000%, 10/15/10                                    4,150          4,409
  Cascade (A)
      7.250%, 02/15/13                                       425            436
  Century Aluminum (A) (G)
      7.500%, 08/15/14                                       875            884
  Consolidated Container Capital (G)
      10.125%, 07/15/09                                      800            744
  Constar International (D)
      6.149%, 02/15/12                                     1,160          1,160
  Crompton
      9.875%, 08/01/12                                     4,475          5,124
      8.710%, 08/01/10 (D)                                 2,500          2,787
  Crown Cork & Seal
      7.000%, 12/15/06                                     1,775          1,815
  Crown Euro Holdings
      10.875%, 03/01/13                                    5,250          6,090
      9.500%, 03/01/11                                       540            593
  Equistar Chemical
      10.625%, 05/01/11                                    5,260          5,904
      10.125%, 09/01/08                                    5,497          6,074
  Fastentech (A) (G)
      11.500%, 05/01/11                                    1,450          1,559
  Foamex (G)
      9.875%, 06/15/07                                     4,500          2,430
  Freeport-McMoran
      10.125%, 02/01/10                                      400            444
      6.875%, 02/01/14 (G)                                 3,700          3,644
  Georgia Gulf
      7.125%, 12/15/13                                       600            622
  Georgia-Pacific
      9.375%, 02/01/13                                     1,415          1,581
      7.750%, 11/15/29 (G)                                 1,370          1,493


--------------------------------------------------------------------------------
86         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Graham Packaging (A) (G)
      9.875%, 10/15/14                               $     8,450    $     8,450
      8.500%, 10/15/12                                       425            425
  Hexcel (A)
      6.750%, 02/01/15                                        50             48
  Huntsman International
      11.625%, 10/15/10 (G)                                1,375          1,609
      10.160%, 07/15/11 (A)                                1,500          1,605
      9.875%, 03/01/09                                       275            297
      5.000%, 02/16/08                                         1             60
  IMCO Recycling
      10.375%, 10/15/10                                      350            389
  Intertape Polymer
      8.500%, 08/01/14                                       525            516
  Ispat Inland
      9.750%, 04/01/14 (G)                                   975          1,141
      9.310%, 04/01/10 (D)                                 1,600          1,744
  Jarden (A)
      9.750%, 05/01/12                                     2,350          2,503
  Lyondell Chemical, Ser A
      9.625%, 05/01/07                                     4,825          5,175
  Maax
      9.750%, 06/15/12                                       650            663
  Mercer International
      9.250%, 02/15/13                                     5,325          5,032
  Methanex
      8.750%, 08/15/12                                     2,720          3,142
  Nalco (G)
      8.875%, 11/15/13                                     4,000          4,280
  Newark Group
      9.750%, 03/15/14                                     1,825          1,852
  Novelis (A)
      7.250%, 02/15/15                                     4,075          3,994
  Oregon Steel Mills (G)
      10.000%, 07/15/09                                      775            839
  Owens-Brockway Glass
      8.875%, 02/15/09                                       350            374
      8.750%, 11/15/12 (G)                                 3,895          4,255
  Owens-Illinois (G)
      7.350%, 05/15/08                                       875            899
  PQ (A)
      7.500%, 02/15/13                                       375            369
  Peabody Energy
      5.875%, 04/15/16                                     2,285          2,205
  Rockwood Specialties Group
      10.625%, 05/15/11                                      400            444
      7.500%, 11/15/14 (A) (G)                               675            675
  Ryerson Tull
      8.250%, 12/15/11                                     1,440          1,368
      8.250%, 12/15/11 (A)                                 3,850          3,658

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Solo Cup (G)
      8.500%, 02/15/14                               $     8,575    $     8,575
  Tekni-Plex (A) (G)
      8.750%, 11/15/13                                     1,900          1,800
  Tekni-Plex, Ser B
      12.750%, 06/15/10                                    1,175            981
  Wolverine Tube
      10.500%, 04/01/09                                    4,380          4,621
      7.375%, 08/01/08 (A) (G)                             2,245          2,166
                                                                    -----------
                                                                        133,558
                                                                    -----------

TELECOMMUNICATION SERVICES -- 6.9%
  American Towers
      7.250%, 12/01/11                                       500            516
  Call-Net Enterprises
      10.625%, 12/31/08                                    1,375          1,444
  Centennial (G)
      8.125%, 02/01/14                                     4,375          4,484
  Centennial Communications (G)
      10.750%, 12/15/08                                      924            952
      10.125%, 06/15/13                                    4,360          4,818
  Cincinnati Bell
      8.375%, 01/15/14 (G)                                 2,150          2,118
      7.000%, 02/15/15                                       350            332
  Citi Telecom
      8.750%, 02/01/15                                       650            634
  Citizens Communications
      7.625%, 08/15/08                                       750            787
      6.250%, 01/15/13                                       525            493
  Crown Castle International (A)
      7.500%, 12/01/13                                       500            549
  Crown Castle International, Ser B (G)
      7.500%, 12/01/13                                       775            851
  Dobson Communications
      10.875%, 07/01/10                                    4,100          3,628
      8.875%, 10/01/13 (G)                                   700            549
  GCI (A)
      7.250%, 02/15/14                                     2,100          2,037
  Grande Communications Holdings
      14.000%, 04/01/11                                    1,750          1,785
  Horizon PCS (A)
      11.375%, 07/15/12                                      350            397
  Intelsat Bermuda (A)
      8.625%, 01/15/15 (G)                                    25             25
      8.250%, 01/15/13                                     2,475          2,500
      7.805%, 01/15/12 (D) (G)                             1,800          1,827
  Level 3 Communications (G)
      9.125%, 05/01/08                                     4,675          3,892


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         87

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  MCI
      8.735%, 05/01/14                               $     4,500    $     4,950
      7.688%, 05/01/09 (G)                                   500            520
      6.908%, 05/01/07 (G)                                 1,003          1,021
  New Skies Satellites (A)
      9.125%, 11/01/12                                        25             25
  Nextel Communications
      6.875%, 10/31/13                                     2,935          3,060
      5.950%, 03/15/14 (G)                                   275            274
  Panamast (G)
      9.000%, 08/15/14                                     5,655          5,966
  Primus Telecommunications (G)
      12.750%, 10/15/09                                      175            161
      8.000%, 01/15/14                                     5,000          3,600
  Qwest (A) (G)
      9.125%, 03/15/12                                        75             82
  Qwest Capital Funding (G)
      7.900%, 08/15/10                                     2,250          2,154
      7.750%, 08/15/06                                     2,225          2,250
      7.250%, 02/15/11                                     1,100          1,026
      7.000%, 08/03/09                                       150            141
  Qwest Communications
    International (A) (D)
      6.294%, 02/15/09                                       950            957
  Qwest Services (A)
      14.000%, 12/15/10                                    2,475          2,865
  Rogers Wireless
      8.000%, 12/15/12 (G)                                 5,025          5,163
      7.500%, 03/15/15 (G)                                   745            769
      7.250%, 12/15/12                                       475            484
      6.135%, 12/15/10 (D)                                 4,665          4,828
  Rural Cellular
      9.875%, 02/01/10 (G)                                   400            402
      9.750%, 01/15/10                                       100             92
      8.250%, 03/15/12                                     1,000          1,020
      7.510%, 03/15/10 (F) (G)                             1,350          1,384
  Rural Cellular, Ser B (G)
      9.625%, 05/15/08                                     1,210          1,156
  Securus Technologies (A)
      11.000%, 09/01/11                                      850            854
  Spectrasite
      8.250%, 05/15/10                                       650            678
  Telcordia Technologies (A)
      10.000%, 03/15/13                                    1,000            993
  Time Warner Telecommunications
    Holdings
      10.125%, 02/01/11 (G)                                  125            121
      9.250%, 02/15/14                                     1,750          1,680

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Triton
      8.500%, 06/01/13                               $       900    $       828
  Two Escrow (A) (F)
      6.320%, 01/15/12                                       500            510
  US Unwired, Ser B
  10.000%, 06/15/12 (G)                                      850            941
      7.260%, 06/15/10 (D)                                 1,850          1,910
  US West Communications (G)
      5.625%, 11/15/08                                       375            372
  Ubiquitel (G)
      9.875%, 03/01/11                                       975          1,075
      9.875%, 03/01/11 (A)                                   875            965
  Zeus Special Sub (A) (B)
      9.430%, 02/01/15                                       250            158
                                                                    -----------
                                                                         90,053
                                                                    -----------

UTILITIES -- 3.9%
  Airgas
      9.125%, 10/01/11                                     2,500          2,719
  Aquila
      9.000%, 11/15/21                                     1,500          1,530
      8.000%, 03/01/23 (G)                                 3,750          3,834
  CMS Energy (G)
      9.875%, 10/15/07                                     2,780          3,016
  Calpine
      9.875%, 12/01/11 (A)                                 1,075            849
      8.750%, 07/15/07 (G)                                   520            405
      8.500%, 07/15/10 (A) (G)                               950            746
      8.410%, 07/15/07 (A) (D) (G)                         7,112          6,080
      7.750%, 04/15/09 (G)                                   300            207
  Edison Mission Energy (G)
      9.875%, 04/15/11                                       450            520
  Midwest Generation LLC (G)
      8.750%, 05/01/34                                     4,111          4,584
  Mirant Americas (C) (G)
      8.500%, 10/01/21                                     1,925          2,036
  Mission Energy Holding
      13.500%, 07/15/08                                    5,095          6,114
  NCG, Ser B
      8.316%, 06/01/27                                     3,625          2,864
  Northwest Pipeline
      8.125%, 03/01/10                                       425            455
  Reliant Energy
      9.250%, 07/15/10                                       225            241
      6.750%, 12/15/14                                       400            373
  Reliant Resources (G)
      9.500%, 07/15/13                                       645            701


--------------------------------------------------------------------------------
88         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Sonat
      7.625%, 07/15/11                               $     1,950    $     1,925
  Southern Natural Gas
      8.875%, 03/15/10                                       725            786
  Teco Energy
      7.500%, 06/15/10                                     1,290          1,374
      7.000%, 05/01/12                                     1,500          1,566
  Tennessee Gas Pipeline
      7.500%, 04/01/17                                     1,000          1,074
  Texax Genco LLC (A)
      6.875%, 12/15/14                                     1,100          1,103
  Transcontinental Gas Pipeline
      7.250%, 12/01/26                                     2,985          3,149
  Williams (A) (D)
      5.993%, 05/01/09                                     2,000          2,115
                                                                    -----------
                                                                         50,366
                                                                    -----------
Total Corporate Obligations
  (Cost $1,305,373) ($ Thousands)                                     1,289,423
                                                                    -----------

COMMERCIAL PAPER (I) -- 5.7%

FINANCIALS -- 5.7%
  Brahms Funding (H)
      2.972%, 05/20/05                                     6,960          6,932
  Broadhollow Funding (H)
      2.851%, 04/05/05                                     3,789          3,788
  CCN Independence IV (H)
      2.880%, 01/17/06                                       892            892
  Capital One (H)
      3.040%, 06/20/05                                     1,783          1,771
      3.017%, 06/07/05                                     1,560          1,552
      2.834%, 04/19/05                                     1,271          1,269
  Cobbler Funding (H)
      3.073%, 06/28/05                                       816            810
  DaimlerChrysler
      3.194%, 07/14/05                                     3,460          3,428
  Eiffel Funding (H)
      2.889%, 05/09/05                                     1,114          1,111
      2.741%, 04/08/05                                     3,343          3,342
  General Electric
      2.730%, 04/01/05                                     1,341          1,341
  Golden Fish (H)
      2.651%, 04/04/05                                     3,122          3,121
      2.621%, 04/08/05                                     6,925          6,922
  HSBC Finance (H)
      2.714%, 04/20/05                                     2,006          2,003
  Liberty Harbour (H)
      2.894%, 04/18/05                                     3,346          3,341
  Mitten (H)
      2.803%, 04/14/05                                     3,789          3,785
      2.762%, 04/11/05                                     2,229          2,227

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Park Granada (H)
      2.802%, 04/12/05                               $     3,522    $     3,519
  Park Sienna (H)
      2.880%, 04/01/05                                     4,370          4,370
  Rhineland Funding (H)
      2.758%, 05/09/05                                       892            889
      2.757%, 05/03/05                                     8,931          8,909
      2.757%, 05/06/05                                     1,193          1,190
  SBC Communications (H)
      2.878%, 05/04/05                                     1,161          1,158
      2.878%, 05/05/05                                     3,299          3,290
  Thornburg Mortgage Capital (H)
      2.844%, 04/19/05                                     4,099          4,093
                                                                    -----------
Total Commercial Paper
  (Cost $75,053) ($ Thousands)                                           75,053
                                                                    -----------

ASSET-BACKED SECURITIES -- 4.1%

AUTOMOTIVE -- 0.2%
  Drivetime Auto Owner Trust, Ser 2004-C,
    Cl A1 (D) (H)
      2.830%, 11/15/05                                       283            283
  Drivetime Auto Owner Trust, Ser 2005-A,
    Cl A1 (D) (H)
      2.870%, 03/15/06                                     1,490          1,490
                                                                    -----------
                                                                          1,773
                                                                    -----------

MORTGAGE RELATED SECURITIES -- 3.9%
  Aire Valley Mortgages, Ser 2004-1A,
    Cl 1A (D) (H)
      2.850%, 09/20/05                                     2,853          2,853
  Blue Heron Funding,
    Ser 9A, Cl A1 (D) (H)
      2.880%, 02/22/06                                     4,458          4,458
  Cheyne High Grade, Ser 2004-1A,
    Cl A1 (D) (H)
      2.791%, 11/10/05                                     2,563          2,563
  Commodore, Ser 2003-2A,
    Cl A1MM (D) (H)
      3.100%, 06/14/05                                     2,051          2,051
  Countrywide Asset-Backed Securities
    Certificates, Ser 2004-BC1, Cl A1 (D)
      3.080%, 04/25/34                                     2,897          2,897
  Davis Square Funding, Ser 2004-2A,
    Cl AMMB (D) (H)
      2.776%, 04/06/05                                     2,229          2,229
  Davis Square Funding, Ser 2004-2A,
    Cl AMMC (D) (H)
      2.776%, 05/06/05                                     2,229          2,229


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         89

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2005
--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------

  Duke Funding, Ser 2004-6B,
    Cl A1S1 (D) (H)
      2.680%, 04/08/05                               $     2,229    $     2,229
  Harborview Mortgage Loan Trust,
    Ser 2005-1, Cl X IO (D)
      1.874%, 03/19/35                                    22,725            781
  Harwood Street Funding I, Ser 2004-1A,
    Cl NOTE (D) (H)
      2.900%, 09/20/05                                     5,662          5,662
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM (D) (H)
      2.920%, 05/18/05                                     4,635          4,635
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2 (D) (H)
      2.900%, 11/25/05                                     8,093          8,093
  RMAC, Ser 2004-NS3A, Cl A1 (D) (H)
      2.800%, 06/12/05                                     1,873          1,873
  Residential Asset Mortgage Products,
    Ser 2003-RS1, Cl AII (D)
      3.240%, 02/25/33                                       548            550
  Saturn Ventures (D) (H)
      2.806%, 08/08/05                                     4,146          4,146
  TIAA Real Estate, Ser 2003 1A,
    Cl A (D) (H)
      2.880%, 03/28/06                                     2,879          2,879
  Whitehawk CDO Funding, Ser 2004-1A,
    Cl AMMB (D) (H)
      3.040%, 06/15/05                                     1,114          1,114
                                                                    -----------
                                                                         51,242
                                                                    -----------
Total Asset-Backed Securities
  (Cost $53,013) ($ Thousands)                                           53,015
                                                                    -----------

MASTER NOTES (H) -- 2.2%
  Bank of America Master Notes
      2.955%, 04/01/05                                    11,145         11,145
  Bear Stearns Master Notes
      3.050%,04/01/05                                      4,458          4,458
  Societe Generale Master Notes
      2.875%, 04/01/05                                    13,374         13,374
                                                                    -----------
Total Master Notes
  (Cost $28,977) ($ Thousands)                                           28,977
                                                                    -----------

CASH EQUIVALENT -- 1.6%
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A++                     21,068,774         21,069
                                                                    -----------
Total Cash Equivalent
  (Cost $21,069) ($ Thousands)                                           21,069
                                                                    -----------

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

PREFERRED/CONVERTIBLE STOCKS -- 1.2%
  Crown Castle*                                           57,000    $     2,871
  General Nutrition Center PIK                             1,750          1,400
  Granite*                                                 1,525            686
  Paxson Communications PIK*                                   3             20
  Paxson Communications PIK (G)*                             838          5,697
  Primedia, Ser D                                         26,500          2,696
  Primedia, Ser H                                          6,000            576
  Rural Cellular PIK (G)*                                  1,176            717
  Rural Cellular, Ser B PIK*                                 950            846
                                                                    -----------
Total Preferred/Convertible Stocks
  (Cost $17,016) ($ Thousands)                                           15,509
                                                                    -----------

CERTIFICATES OF DEPOSIT (D) (H) -- 0.7%
  U.S. Trust
      2.925%, 09/14/05                               $     4,458          4,458
  Washington Mutual Bank
      2.820%, 08/18/05                                     4,458          4,458
                                                                    -----------
Total Certificates of Deposit
  (Cost $8,916) ($ Thousands)                                             8,916
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.5%

  FHLMC
      6.120%, 10/11/05                                     2,320          2,279
  FHLMC CMO, Ser 2621, Cl LJ IO
      5.500%, 12/15/26                                     4,096            453
  FHLMC, Ser 2603, Cl LI IO
      5.500%, 09/15/28                                     2,079            288
  FHLMC, Ser 2696, Cl NI IO
      5.500%, 03/15/23                                     2,633            184
  FHLMC, Ser FHR 2596, Cl IJ
      5.000%, 01/15/17                                     6,899            802
  FNMA (I)
      2.707%, 05/18/05                                        70             70
  FNMA (G) (I)
      2.820%, 06/01/05                                     2,115          2,105
  FNMA CMO, Ser 342, Cl 2 IO
      6.000%, 09/01/33                                       699            158
  FNMA, Ser 2003-37, Cl LG IO
      5.500%, 05/25/32                                     2,402            290
                                                                    -----------
Total U.S. Government Agency Obligations
  (Cost $6,475) ($ Thousands)                                             6,629
                                                                    -----------


--------------------------------------------------------------------------------
90         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 0.1%
  Crown Castle International*                             19,700    $       316
  Telewest Global (G)*                                    50,595            900
                                                                    -----------
Total Common Stock
  (Cost $1,018) ($ Thousands)                                             1,216
                                                                    -----------

                                                       Number of
                                                        Warrants

WARRANTS -- 0.1%
  American Tower, Expires 08/01/08*                          725            163
  Bear Stearns, Expires 04/01/11*                          1,750             18
  Horizon PCS, Expires 10/01/10* (F)                       3,100             --
  Huntsman, Expires 05/15/11*                                800            419
  IPCS, Expires 07/15/10* (F)                              1,250             --
  Iwo Holdings, Expires 01/15/11* (F)                      1,850             --
  Leap Wireless International,
    Expires 04/15/10* (F)                                  4,700             --
  Mueller Holdings,
    Expires 04/15/14*                                      5,155            412
  Pegasus Communications,
    Expires 01/01/07* (F)                                    250             --
  Travelcenters of America,
    Expires 05/01/09*                                      2,500             --
  Travelcenters of America,
    Expires 05/01/09* (F)                                  7,500              1
                                                                    -----------
Total Warrants
  (Cost $340) ($ Thousands)                                               1,013
                                                                    -----------

REPURCHASE AGREEMENTS (H) -- 2.3%
  Barclays Capital
    2.850%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $4,738,156 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $721,928-
    $4,184,811, 3.020%-3.410%,
    06/01/06-08/30/07; with
    total market value $4,832,559)                   $     4,738          4,738
  Deutsche Bank
    2.830%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $16,013,894 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $404,117-
    $4,671,312, 0.000%-7.500%,
    01/01/09-12/01/37; with total
    market value $16,332,888)                             16,013         16,013

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

  Lehman Brothers
    2.800%, dated 03/31/05, to be
    repurchased on 04/01/05, repurchase
    price $8,515,437 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $404,117-
    $4,671,312, 1.750%-6.250%,
    09/15/06-02/01/11; with total
    market value $8,649,567)(H)                      $     8,515    $     8,515
                                                                    -----------
Total Repurchase Agreements
  (Cost $29,266) ($ Thousands)                                           29,266
                                                                    -----------
Total Investments -- 117.2%
  (Cost $1,546,516) ($ Thousands)                                     1,530,086
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (17.2)%
Payable Upon Return on Securities Loaned                               (273,678)
Payable for Investment Securities Purchased                             (12,787)
Payable for Fund Shares Redeemed                                         (5,103)
Investment Advisory Fees Payable                                           (509)
Income Distributions Payable                                               (482)
Administration Fees Payable                                                (392)
Shareholder Servicing Fees Payable                                          (55)
Other Assets and Liabilities, Net                                        68,670
                                                                    -----------
Total Other Assets and Liabilities                                     (224,336)
                                                                    -----------
Net Assets -- 100.0%                                                $ 1,305,750
                                                                    ===========

NET ASSETS:
Paid-in-Capital
  (unlimited authorization -- no par value)                         $ 1,446,890
Accumulated net realized loss on investments
  and futures contracts                                                (124,793)
Net unrealized depreciation on investments                              (16,430)
Net unrealized appreciation
  on futures contracts                                                       83
                                                                    -----------
Net Assets                                                          $ 1,305,750
                                                                    ===========
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A
  ($1,305,749,980 / 152,522,200 shares)                                   $8.56
                                                                    ===========


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         91

STATEMENT OF NET ASSETS (Unaudited)

High Yield Bond Fund (Concluded)

March 31, 2005

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

A summary of the open Short Futures contracts held by the Fund at March 31, 2005, is as follows: (see note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                                         Contract                    Unrealized
Type of                  Number of          Value     Expiration   Depreciation
Contract                 Contracts   ($Thousands)           Date   ($Thousands)
--------------------------------------------------------------------------------

U.S. Long Treasury
  Bond (CBT)                   (47)       $(5,235)      06/23/05            $83
                                                                            ---

*     Non-income producing security.

+     Bank Loan.

++    See Note 3 in Notes to Financial Statements.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2005. The coupon on a step bond changes on a specified date.

(C)   Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2005.

(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.

(F) Securities considered illiquid. The total value of such securities as of March 31, 2005 was $413,500.

(G) This security or a partial position of this security is on loan at March 31, 2005 (see Note 7). The total value of securities on loan at March 31, 2005 was $260,508 ($ Thousands).

(H) This security was purchased with cash collateral held from securities lending (see Note 7). The total value of such securities as of March 31, 2005 was $273,678 ($ Thousands).

(I)   The rate reported is the effective yield at time of purchase.

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

IO -- Interest Only

LLC -- Limited Liability Company

LP -- Limited Partnership

MTN -- Medium Term Note

PCS -- Personal Communications Service

PIK -- Payment-in-Kind

PLC -- Public Limited Company

Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
92         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

Statement of Assets and Liabilities ($ Thousands)

March 31, 2005 (Unaudited)

-------------------------------------------------------------------------------
                                                                     CORE FIXED
                                                                         INCOME
                                                                           FUND
-------------------------------------------------------------------------------

ASSETS:
  Investments at value (Cost $5,947,825)                            $ 5,952,500
  Cash                                                                      183
  Foreign currency, at value (Cost $1)                                        1
  Receivable for investment securities sold                             615,922
  Receivable for fund shares sold                                         1,509
  Interest receivable                                                    30,514
  Unrealized gain on forward foreign currency contracts                     167
  Other assets                                                              807
-------------------------------------------------------------------------------
  Total Assets                                                        6,601,603
-------------------------------------------------------------------------------

LIABILITIES:
  Payable upon return on securities loaned                            1,317,562
  Payable for investment securities purchased                         1,218,010
  Payable for fund shares redeemed                                        5,657
  Variation margin payable                                                  608
  Options written, at value (premiums received $760)                        524
  Unrealized loss on credit default swaps                                   320
  Administration fees payable                                               967
  Income distributions payable                                              883
  Investment advisory fees payable                                          837
  Shareholder servicing fees payable                                        169
  Administration servicing fees payable                                       2
  Accrued expenses payable                                                  892
-------------------------------------------------------------------------------
  Total Liabilities                                                   2,546,431
-------------------------------------------------------------------------------
Total Net Assets                                                    $ 4,055,172
-------------------------------------------------------------------------------

NET ASSETS:
  Paid-in-Capital -- (unlimited authorization -- no par value)      $ 4,041,771
  Distribution in excess of net investment income                          (287)
  Accumulated net realized gain on investments, futures
    and options contracts                                                10,988
  Net unrealized appreciation on investments and option contracts         4,911
  Net unrealized depreciation on futures contracts                       (1,978)
  Net unrealized depreciation on credit default swaps                      (320)
  Net unrealized appreciation on forward foreign currency
    contracts, foreign currencies and translation of other assets
    and liabilities denominated in foreign currencies                        87
-------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                          $ 4,055,172
===============================================================================
Net Asset Value, Offering and Redemption Price Per Share --
  Class A ($4,043,885,118/ 387,572,970 shares)                           $10.43
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($11,286,660 / 1,082,007 shares)                               $10.43
===============================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         93

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2005 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                      TAX-MANAGED       LARGE CAP       LARGE CAP     TAX-MANAGED
                                                        LARGE CAP           VALUE          GROWTH       SMALL CAP
                                                             FUND            FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                             $  23,265       $  58,142       $  34,648       $     961
  Dividends from Affiliated Registered
    Investment Company                                        336             423             630              98
  Interest                                                     33              22              98               2
  Income from Securities Lending                              119             168             204              81
  Less: Foreign Taxes Withheld                                 (6)            (31)             --              (2)
-----------------------------------------------------------------------------------------------------------------
  Total Investment Income                                  23,747          58,724          35,580           1,140
-----------------------------------------------------------------------------------------------------------------

EXPENSES:
  Investment Advisory Fees                                  4,133           7,487           7,897             759
  Administration Fees                                       3,612           7,487           6,910             409
  Shareholder Servicing Fees - Class A                      2,577           5,320           4,900             292
  Shareholder Servicing Fees - Class I                         --              27              36              --
  Shareholder Servicing Fees - Class Y                          4              --              --              --
  Administration Servicing Fees - Class I                      --              27              36              --
  Custodian/Wire Agent Fees                                    53             109             102               6
  Printing Fees                                                39              84              77               4
  Professional Fees                                            24              51              47               3
  Registration Fees                                            --              --              --              --
  Trustee Fees                                                 10              20              19               1
  Litigation Fees (See Note 9)                                 --              --              --              --
  Proxy Expenses                                               50             105              98               6
  Other Expenses                                               25              43              37               3
-----------------------------------------------------------------------------------------------------------------
  Total Expenses                                           10,527          20,760          20,159           1,483
-----------------------------------------------------------------------------------------------------------------
  Less, Waiver of:
  Investment Advisory Fees                                   (974)         (1,499)         (1,019)           (113)
  Shareholder Servicing Fees                                 (714)           (921)         (2,204)            (77)
-----------------------------------------------------------------------------------------------------------------
  Net Expenses                                              8,839          18,340          16,936           1,293
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               14,908          40,384          18,644            (153)
=================================================================================================================
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
  NET REALIZED GAIN (LOSS) ON:
  Investments                                              44,415         109,050          57,783          10,386
  Futures Contracts                                           869           2,261           1,430             538
  Written Options                                              --              --              --              --
  Swap Contracts                                               --              --              --              --
  Foreign Currency Transactions                                --              --              --              --
  NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) ON:
  Investments                                              74,763         242,803          52,403          13,144
  Futures Contracts                                        (1,111)         (1,342)         (1,629)           (203)
  Options Contracts                                            --              --              --              --
  Swap Contracts                                               --              --              --              --
  Foreign Currency and Translation of Other Assets
    and Liabilities Denominated in Foreign Currency            --              --              --              --
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $ 133,844       $ 393,156       $ 128,631       $  23,712
=================================================================================================================

Amount designated as "--" are $0 or have been rounded to $0.

(1)   The Managed Volatility Fund commenced operations on October 28, 2004.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
94         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

------------------------------------------------------------------------------------------------------------------------------
                                                            SMALL          SMALL                       MANAGED
                                                        CAP VALUE     CAP GROWTH        MID-CAP     VOLATILITY    REAL ESTATE
                                                             FUND           FUND           FUND        FUND(1)           FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                             $   8,855      $   2,158      $     361      $     637      $   1,071
  Dividends from Affiliated Registered
    Investment Company                                        280            246             13             47             15
  Interest                                                     59             38              1              3              3
  Income from Securities Lending                              168            276              7             --             --
  Less: Foreign Taxes Withheld                                 (5)           (16)            --             (4)            (1)
------------------------------------------------------------------------------------------------------------------------------
  Total Investment Income                                   9,357          2,702            382            683          1,088
------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Investment Advisory Fees                                  3,313          3,377            111            184            167
  Administration Fees                                       1,784          1,818             97             99             90
  Shareholder Servicing Fees - Class A                      1,263          1,288             69             71             64
  Shareholder Servicing Fees - Class I                         11             11             --             --             --
  Shareholder Servicing Fees - Class Y                         --             --             --             --             --
  Administration Servicing Fees - Class I                      11             11             --             --             --
  Custodian/Wire Agent Fees                                    27             27              3              1              4
  Printing Fees                                                20             20              1              1             --
  Professional Fees                                            12             12             --              1             --
  Registration Fees                                            --              1             --              1              1
  Trustee Fees                                                  5              5             --             --             --
  Litigation Fees (See Note 9)                                 --             --             --             --             --
  Proxy Expenses                                               24             26              1              1              1
  Other Expenses                                               11             14              2              2              1
------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                            6,481          6,610            284            361            328
------------------------------------------------------------------------------------------------------------------------------
  Less, Waiver of:
  Investment Advisory Fees                                     --            (29)            --            (18)            (7)
  Shareholder Servicing Fees                                 (831)          (821)            (5)           (30)           (38)
------------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                              5,650          5,760            279            313            283
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                3,707         (3,058)           103            370            805
==============================================================================================================================
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
  NET REALIZED GAIN (LOSS) ON:
  Investments                                              56,232         49,443          4,327            910            713
  Futures Contracts                                         1,930          3,068             40            127             --
  Written Options                                              --             --             --             --             --
  Swap Contracts                                               --             --             --             --             --
  Foreign Currency Transactions                                --            (52)            --             --             --
  NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) ON:
  Investments                                              53,761         12,800          3,501          2,163          1,996
  Futures Contracts                                          (381)            --             (7)             4             --
  Options Contracts                                            --             --             --             --             --
  Swap Contracts                                               --             --             --             --             --
  Foreign Currency and Translation of Other Assets
    and Liabilities Denominated in Foreign Currency            --             (2)            --             --             --
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $ 115,249      $  62,199      $   7,964      $   3,574      $   3,514
==============================================================================================================================

----------------------------------------------------------------------------------
                                                         CORE FIXED     HIGH YIELD
                                                        INCOME FUND      BOND FUND
----------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                               $      18      $     705
  Dividends from Affiliated Registered
    Investment Company                                          310            220
  Interest                                                   82,440         51,478
  Income from Securities Lending                                735            355
  Less: Foreign Taxes Withheld                                   (3)            --
----------------------------------------------------------------------------------
  Total Investment Income                                    83,500         52,758
----------------------------------------------------------------------------------

EXPENSES:
  Investment Advisory Fees                                    5,580          3,109
  Administration Fees                                         5,681          2,232
  Shareholder Servicing Fees - Class A                        5,059          1,594
  Shareholder Servicing Fees - Class I                           13             --
  Shareholder Servicing Fees - Class Y                           --             --
  Administration Servicing Fees - Class I                        13             --
  Custodian/Wire Agent Fees                                     107             33
  Printing Fees                                                  81             25
  Professional Fees                                              48             15
  Registration Fees                                              --              7
  Trustee Fees                                                   19              6
  Litigation Fees (See Note 9)                                   10             --
  Proxy Expenses                                                101             30
  Other Expenses                                                232             49
----------------------------------------------------------------------------------
  Total Expenses                                             16,944          7,100
----------------------------------------------------------------------------------
  Less, Waiver of:
  Investment Advisory Fees                                     (658)          (394)
  Shareholder Servicing Fees                                 (3,970)        (1,247)
----------------------------------------------------------------------------------
  Net Expenses                                               12,316          5,459
----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 71,184         47,299
==================================================================================
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
  NET REALIZED GAIN (LOSS) ON:
  Investments                                                23,527         15,374
  Futures Contracts                                          (1,122)            63
  Written Options                                             1,954             --
  Swap Contracts                                                 --            (23)
  Foreign Currency Transactions                                   2             --
  NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) ON:
  Investments                                               (65,965)       (19,846)
  Futures Contracts                                          (2,891)            83
  Options Contracts                                           1,579             --
  Swap Contracts                                               (320)            --
  Foreign Currency and Translation of Other Assets
    and Liabilities Denominated in Foreign Currency              87             --
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $  28,035      $  42,950
==================================================================================


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         95

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2005 (Unaudited) and the year ended September 30, 2004

-----------------------------------------------------------------------------------------------------------------------------------
                                                       TAX-MANAGED                   LARGE CAP                    LARGE CAP
                                                     LARGE CAP FUND                  VALUE FUND                  GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                   10/1/04        10/1/03       10/1/04        10/1/03       10/1/04        10/1/03
                                                to 3/31/05     to 9/30/04    to 3/31/05     to 9/30/04    to 3/31/05     to 9/30/04
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                 $    14,908    $    16,240   $    40,384    $    63,462   $    18,644    $    (1,255)
  Net Realized Gain from Investments
    and Futures Contracts                           45,284         56,848       111,311        205,834        59,213         92,030
  Net Realized Loss on Foreign Currency
    Transactions                                        --             --            --             --            --             --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and
    Futures Contracts                               73,652        174,625       241,461        421,717        50,774        215,992
  Net Change in Unrealized Depreciation on
    Foreign Currencies and Translation of
    Other Assets and Liabilities Denominated
    in Foreign Currency                                 --             --            --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets
    from Operations                                133,844        247,713       393,156        691,013       128,631        306,767
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                        (17,352)       (15,361)      (49,934)       (61,784)      (17,804)            --
    Class I                                             --             --          (217)          (182)         (111)            --
    Class Y                                            (45)           (38)           --             --            --             --
  Net Realized Gains:
    Class A                                             --             --       (23,633)            --            --             --
    Class I                                             --             --          (119)            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                (17,397)       (15,399)      (73,903)       (61,966)      (17,915)            --
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
  Class A:
    Proceeds from Shares Issued                    192,952        485,269       402,445      1,046,688       361,574      1,002,606
    Reinvestment of Dividends & Distributions       16,482         14,546        69,557         57,774        16,943             --
    Cost of Shares Redeemed                       (231,840)      (510,985)     (669,199)    (1,105,865)     (508,827)    (1,026,860)
-----------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                      (22,406)       (11,170)     (197,197)        (1,403)     (130,310)       (24,254)
-----------------------------------------------------------------------------------------------------------------------------------
  Class I:
    Proceeds from Shares Issued                         --             --         3,222         12,456         2,933         21,678
    Reinvestment of Dividends & Distributions           --             --           327            180           109             --
    Cost of Shares Redeemed                             --             --        (2,181)        (3,397)       (4,271)        (6,330)
-----------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class I Transactions                           --             --         1,368          9,239        (1,229)        15,348
-----------------------------------------------------------------------------------------------------------------------------------
  Class Y:
    Proceeds from Shares Issued                          6          1,318            --             --            --             --
    Reinvestment of Dividends & Distributions           44             38            --             --            --             --
    Cost of Shares Redeemed                           (250)          (834)           --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class Y Transactions                         (200)           522            --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                (22,606)       (10,648)     (195,829)         7,836      (131,539)        (8,906)
-----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets             93,841        221,666       123,424        636,883       (20,823)       297,861
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                            1,982,792      1,761,126     4,173,655      3,536,772     3,874,671      3,576,810
-----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                $ 2,076,633    $ 1,982,792   $ 4,297,079    $ 4,173,655   $ 3,853,848    $ 3,874,671
-----------------------------------------------------------------------------------------------------------------------------------
  UNDISTRIBUTED NET INVESTMENT INCOME/
    (ACCUMULATED NET INVESTMENT LOSS)
    INCLUDED IN NET ASSETS AT PERIOD END       $     1,507    $     3,996   $     2,233    $    12,000   $       729    $        --
===================================================================================================================================

Amount designated as "--" are $0 or have been rounded to $0.

(1) See Note 4 in the notes to financial statements for additional information.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
96         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                       TAX-MANAGED                   SMALL CAP                    SMALL CAP
                                                     SMALL CAP FUND                 VALUE FUND                   GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                   10/1/04        10/1/03       10/1/04        10/1/03       10/1/04        10/1/03
                                                to 3/31/05     to 9/30/04    to 3/31/05     to 9/30/04    to 3/31/05     to 9/30/04
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income (Loss)                 $      (153)   $      (637)  $     3,707    $     1,499   $    (3,058)   $    (6,183)
  Net Realized Gain from Investments
    and Futures Contracts                           10,924         27,692        58,162        184,443        52,511        125,656
  Net Realized Loss on Foreign Currency
    Transactions                                        --             --            --             --           (52)            --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and
    Futures Contracts                               12,941          2,198        53,380         14,469        12,800        (60,459)
  Net Change in Unrealized Depreciation on
    Foreign Currencies and Translation of
    Other Assets and Liabilities Denominated
    in Foreign Currency                                 --             --            --             --            (2)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets
    from Operations                                 23,712         29,253       115,249        200,411        62,199         59,014
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                             --             --        (1,519)        (2,906)           --             --
    Class I                                             --             --            (4)            (4)           --             --
    Class Y                                             --             --            --             --            --             --
  Net Realized Gains:
    Class A                                        (15,584)            --      (145,253)       (45,443)           --             --
    Class I                                             --             --        (1,314)          (178)           --             --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                (15,584)            --      (148,090)       (48,531)           --             --
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
  Class A:
    Proceeds from Shares Issued                     28,119         65,579       130,225        302,432       145,603        384,684
    Reinvestment of Dividends & Distributions       14,572             --       139,122         45,475            --             --
    Cost of Shares Redeemed                        (25,383)       (61,746)     (165,126)      (352,556)     (223,794)      (348,814)
-----------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                       17,308          3,833       104,221         (4,649)      (78,191)        35,870
-----------------------------------------------------------------------------------------------------------------------------------
  Class I:
    Proceeds from Shares Issued                         --             --         2,961          6,192         2,498          7,255
    Reinvestment of Dividends & Distributions           --             --         1,303            183            --             --
    Cost of Shares Redeemed                             --             --        (1,565)        (2,242)       (2,355)        (4,095)
-----------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class I Transactions                           --             --         2,699          4,133           143          3,160
-----------------------------------------------------------------------------------------------------------------------------------
  Class Y:
    Proceeds from Shares Issued                         --             --            --             --            --             --
    Reinvestment of Dividends & Distributions           --             --            --             --            --             --
    Cost of Shares Redeemed                             --             --            --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class Y Transactions                           --             --            --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                 17,308          3,833       106,920           (516)      (78,048)        39,030
-----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets             25,436         33,086        74,079        151,364       (15,849)        98,044
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                             214, 859        181,773       949,437        798,073       979,289        881,245
-----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                $   240,295    $   214,859   $ 1,023,516    $   949,437   $   963,440    $   979,289
-----------------------------------------------------------------------------------------------------------------------------------
  UNDISTRIBUTED NET INVESTMENT INCOME/
    (ACCUMULATED NET INVESTMENT LOSS)
    INCLUDED IN NET ASSETS AT PERIOD END       $      (153)   $        --   $     2,184    $        --   $    (3,058)   $        --
===================================================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         97

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2005 (Unaudited) and the period ended September 30, 2004

--------------------------------------------------------------------------------------------------------------------
                                                                                                       MANAGED
                                                                       MID-CAP FUND               VOLATILITY FUND(2)
--------------------------------------------------------------------------------------------------------------------
                                                                   10/1/04       10/1/03               10/28/04
                                                                to 3/31/05    to 9/30/04             to 3/31/05
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                           $    103      $    237               $    370
  Net Realized Gain on Investments, Options, Written Options,
    Futures Contracts and Swap Contracts                             4,367         8,333                  1,037
  Net Realized Gain on Foreign Currency Transactions                    --            --                     --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments, Options, Written Options,
    Futures Contracts and Swap Contracts                             3,494           828                  2,167
  Net Change in Unrealized Appreciation on
    Foreign Currencies and Translation of
    Other Assets and Liabilities Denominated
    in Foreign Currency                                                 --            --                     --
--------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets from Operations                         7,964         9,398                  3,574
--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                                           (117)         (310)                  (358)
    Class I                                                             --            --                     --
  Net Realized Gains:
    Class A                                                         (5,707)         (839)                   (10)
    Class I                                                             --            --                     --
--------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                 (5,824)       (1,149)                  (368)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
  Class A:
    Proceeds from Shares Issued                                     15,815        33,834                 92,516
    Reinvestment of Dividends & Distributions                        5,075           992                    365
    Cost of Shares Redeemed                                        (15,778)      (30,935)                (4,779)
--------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Class A Transactions                                        5,112         3,891                 88,102
--------------------------------------------------------------------------------------------------------------------
  Class I:
    Proceeds from Shares Issued                                         --            --                     --
    Reinvestment of Dividends & Distributions                           --            --                     --
    Cost of Shares Redeemed                                             --            --                     --
--------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Class I Transactions                                           --            --                     --
--------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Capital Share Transactions                                  5,112         3,891                 88,102
--------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                                         7,252        12,140                 91,308
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                               53,642        41,502                     --
--------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                   $ 60,894      $ 53,642               $ 91,308
--------------------------------------------------------------------------------------------------------------------
  UNDISTRIBUTED NET INVESTMENT INCOME/
    (DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME) INCLUDED IN
    NET ASSETS AT PERIOD END                                      $    (14)     $     --               $     12
====================================================================================================================

Amount designated as "--" are $0 or have been rounded to $0.

(1) See Note 4 in the notes to financial statements for additional information.

(2)   The Managed Volatility commenced operations on October 28, 2004.

(3)   The Real Estate Fund commenced operations on November 13, 2003.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
98         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

-------------------------------------------------------------------------------------------------------------------------
                                                                        REAL ESTATE                      CORE
                                                                          FUND(3)                 FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                    10/1/04       11/13/03        10/1/04        10/1/03
                                                                 to 3/31/05     to 9/30/04     to 3/31/05     to 9/30/04
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                         $       805    $       263    $    71,184    $   140,369
  Net Realized Gain on Investments, Options, Written Options,
    Futures Contracts and Swap Contracts                                713            464         24,359         43,428
  Net Realized Gain on Foreign Currency Transactions                     --             --              2             --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments, Options, Written Options,
    Futures Contracts and Swap Contracts                              1,996          2,366        (67,597)       (11,474)
  Net Change in Unrealized Appreciation on
    Foreign Currencies and Translation of
    Other Assets and Liabilities Denominated
    in Foreign Currency                                                  --             --             87             --
-------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets from Operations                          3,514          3,093         28,035        172,323
-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                                            (772)          (164)       (75,812)      (143,902)
    Class I                                                              --             --           (188)          (269)
  Net Realized Gains:
    Class A                                                            (799)            --        (35,292)       (46,906)
    Class I                                                              --             --            (93)           (71)
-------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                  (1,571)          (164)      (111,385)      (191,148)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
  Class A:
    Proceeds from Shares Issued                                      34,907         38,717        495,695      1,317,314
    Reinvestment of Dividends & Distributions                         1,522            156        103,997        176,160
    Cost of Shares Redeemed                                          (8,531)        (6,794)      (539,748)    (1,231,029)
-------------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Class A Transactions                                        27,898         32,079         59,944        262,445
-------------------------------------------------------------------------------------------------------------------------
  Class I:
    Proceeds from Shares Issued                                          --             --          2,460          7,823
    Reinvestment of Dividends & Distributions                            --             --            282            340
    Cost of Shares Redeemed                                              --             --         (1,649)        (3,658)
-------------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Class I Transactions                                            --             --          1,093          4,505
-------------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Capital Share Transactions                                  27,898         32,079         61,037        266,950
-------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                                         29,841         35,008        (22,313)       248,125
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                                35,008             --      4,077,485      3,829,360
-------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                 $    64,849    $    35,008    $ 4,055,172    $ 4,077,485
-------------------------------------------------------------------------------------------------------------------------
  UNDISTRIBUTED NET INVESTMENT INCOME/
    (DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME) INCLUDED IN
    NET ASSETS AT PERIOD END                                    $       136    $       103    $      (287)   $        (2)
=========================================================================================================================

------------------------------------------------------------------------------------------
                                                                         HIGH YIELD
                                                                         BOND FUND
------------------------------------------------------------------------------------------
                                                                    10/1/04        10/1/03
                                                                 to 3/31/05     to 9/30/04
------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                         $    47,299    $    83,757
  Net Realized Gain on Investments, Options, Written Options,
    Futures Contracts and Swap Contracts                             15,414         59,483
  Net Realized Gain on Foreign Currency Transactions                     --             --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments, Options, Written Options,
    Futures Contracts and Swap Contracts                            (19,763)       (34,492)
  Net Change in Unrealized Appreciation on
    Foreign Currencies and Translation of
    Other Assets and Liabilities Denominated
    in Foreign Currency                                                  --             --
------------------------------------------------------------------------------------------
  Net Increase in Net Assets from Operations                         42,950        108,748
------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
    Class A                                                         (47,299)       (83,753)
    Class I                                                              --             --
  Net Realized Gains:
    Class A                                                              --             --
    Class I                                                              --             --
------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                 (47,299)       (83,753)
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
  Class A:
    Proceeds from Shares Issued                                     293,604        574,056
    Reinvestment of Dividends & Distributions                        44,646         78,070
    Cost of Shares Redeemed                                        (225,705)      (456,226)
------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Class A Transactions                                       112,545        195,900
------------------------------------------------------------------------------------------
  Class I:
    Proceeds from Shares Issued                                          --             --
    Reinvestment of Dividends & Distributions                            --             --
    Cost of Shares Redeemed                                              --             --
------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Class I Transactions                                            --             --
------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Capital Share Transactions                                 112,545        195,900
------------------------------------------------------------------------------------------
  Net Increase in Net Assets                                        108,196        220,895
------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                             1,197,554        976,659
------------------------------------------------------------------------------------------
  END OF PERIOD                                                 $ 1,305,750    $ 1,197,554
------------------------------------------------------------------------------------------
  UNDISTRIBUTED NET INVESTMENT INCOME/
    (DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME) INCLUDED IN
    NET ASSETS AT PERIOD END                                    $        --    $        --
==========================================================================================


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005         99

Financial Highlights

For the period ended March 31, 2005 (Unaudited) and the periods ended September 30,
For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------
                                                       Net
                                                  Realized
                                                       and                                   Distributions
                   Net Asset          Net       Unrealized                      Dividends             from           Total
                      Value,   Investment            Gains                       from Net         Realized       Dividends
                   Beginning       Income      (Losses) on       Total from    Investment          Capital             and
                   of Period       (Loss)       Securities       Operations        Income            Gains   Distributions
------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
  Class A
    2005*         $    10.41   $     0.08(1)    $     0.63(1)    $     0.71    $    (0.09)      $       --      $    (0.09)
    2004                9.20         0.08(1)          1.21(1)          1.29         (0.08)              --           (0.08)
    2003                7.50         0.08(1)          1.70(1)          1.78         (0.08)              --           (0.08)
    2002                9.49         0.06            (1.98)           (1.92)        (0.07)              --           (0.07)
    2001               13.62         0.07            (4.13)           (4.06)        (0.07)              --           (0.07)
    2000               12.65         0.09             1.00             1.09         (0.09)           (0.03)          (0.12)
  Class Y
    2005*         $    10.45   $     0.10(1)    $     0.64(1)    $     0.74    $    (0.10)      $       --      $    (0.10)
    2004                9.21         0.12(1)          1.20(1)          1.32         (0.08)              --           (0.08)
    2003                7.50         0.10(1)          1.71(1)          1.81         (0.10)              --           (0.10)
    2002(2)            10.45         0.05            (2.98)           (2.93)        (0.02)              --           (0.02)
LARGE CAP VALUE FUND
  Class A
    2005*         $    19.80   $     0.20(1)    $     1.70(1)    $     1.90    $    (0.24)      $    (0.12)     $    (0.36)
    2004               16.81         0.30(1)          2.99(1)          3.29         (0.30)              --           (0.30)
    2003               13.94         0.25(1)          2.86(1)          3.11         (0.24)              --           (0.24)
    2002               17.39         0.21            (3.26)           (3.05)        (0.21)           (0.19)          (0.40)
    2001               18.70         0.21            (1.14)           (0.93)        (0.22)           (0.16)          (0.38)
    2000               18.97         0.27             0.56             0.83         (0.26)           (0.84)          (1.10)
  Class I
    2005*         $    19.78   $     0.17(1)    $     1.72(1)    $     1.89    $    (0.21)      $    (0.12)     $    (0.33)
    2004               16.80         0.25(1)          2.98(1)          3.23         (0.25)              --           (0.25)
    2003               13.94         0.21(1)          2.86(1)          3.07         (0.21)              --           (0.21)
    2002               17.39         0.19            (3.28)           (3.09)        (0.17)           (0.19)          (0.36)
    2001(3)            19.38         0.03            (2.02)           (1.99)           --               --              --
LARGE CAP GROWTH FUND
  Class A
    2005*         $    17.13   $     0.08(1)    $     0.48(1)    $     0.56    $    (0.08)      $       --      $    (0.08)
    2004               15.77        (0.01)(1)         1.37(1)          1.36            --               --              --
    2003               12.97           -- (1)         2.81(1)          2.81         (0.01)(9)           --           (0.01)(9)
    2002               16.73        (0.04)(1)        (3.72)(1)        (3.76)           --               --              --
    2001               36.24        (0.06)          (17.75)          (17.81)           --            (1.70)          (1.70)
    2000               28.58        (0.04)            8.67             8.63            --            (0.97)          (0.97)
  Class I
    2005*         $    17.00   $     0.06(1)    $     0.48(1)    $     0.54    $    (0.07)      $       --      $    (0.07)
    2004               15.68        (0.05)(1)         1.37(1)          1.32            --               --              --
    2003               12.92        (0.03)(1)         2.79(1)          2.76            --**             --              --**
    2002               16.72        (0.07)(1)        (3.73)(1)        (3.80)           --               --              --
    2001(3)            20.60        (0.01)           (3.87)           (3.88)           --               --              --
TAX-MANAGED SMALL CAP FUND
  Class A
    2005*         $    11.63   $    (0.01)(1)   $     1.29(1)    $     1.28    $       --       $    (0.84)     $    (0.84)
    2004               10.00        (0.04)(1)         1.67(1)          1.63            --               --              --
    2003                7.54        (0.02)(1)         2.48(1)          2.46            --               --              --
    2002                8.15        (0.01)           (0.60)           (0.61)           --               --              --
    2001(4)            10.00           --            (1.84)           (1.84)        (0.01)(9)           --           (0.01)(9)
SMALL CAP VALUE FUND
  Class A
    2005*         $    20.74   $     0.07(1)    $     2.40(1)    $     2.47    $    (0.03)      $    (3.19)     $    (3.22)
    2004               17.45         0.03(1)          4.32(1)          4.35         (0.06)           (1.00)          (1.06)
    2003               13.99         0.08(1)          3.91(1)          3.99         (0.09)           (0.44)          (0.53)
    2002               15.66         0.08            (0.21)           (0.13)        (0.09)           (1.45)          (1.54)
    2001               16.13         0.13             0.36             0.49         (0.14)           (0.82)          (0.96)
    2000               14.06         0.15             2.05             2.20         (0.13)              --           (0.13)
  Class I
    2005*         $    20.71   $     0.04(1)    $     2.40(1)    $     2.44    $    (0.01)      $    (3.19)     $    (3.20)
    2004               17.44        (0.02)(1)         4.31(1)          4.29         (0.02)           (1.00)          (1.02)
    2003               13.99         0.04(1)          3.90(1)          3.94         (0.05)           (0.44)          (0.49)
    2002(5)            16.47         0.02            (2.49)           (2.47)        (0.01)              --           (0.01)

----------------------------------------------------------------------------------------------------------------------
                                                                             Ratio of Net       Ratio of
                                                                               Investment       Expenses
                                                                 Ratio of          Income     to Average
                   Net Asset                     Net Assets      Expenses          (Loss)     Net Assets     Portfolio
                  Value, End          Total   End of Period    to Average      to Average     (Excluding      Turnover
                   of Period        Return+    ($Thousands)    Net Assets      Net Assets       Waivers)          Rate
----------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
  Class A
    2005*         $    11.03           6.84%     $2,071,628          0.85%           1.44%          1.02%           14%
    2004               10.41          14.05       1,977,883          0.85            0.83           1.02            29
    2003                9.20          23.84       1,757,292          0.85            0.88           1.02            99
    2002                7.50         (20.44)      1,436,467          0.85            0.65           1.03            80
    2001                9.49         (29.92)      1,658,097          0.85            0.60           1.01            84
    2000               13.62           8.66       1,969,302          0.85            0.69           1.06            47
  Class Y
    2005*         $    11.09           7.05%     $    5,005          0.55%           1.74%          0.72%           14%
    2004               10.45          14.41           4,909          0.55            1.13           0.72            29
    2003                9.21          24.26           3,834          0.55            1.17           0.72            99
    2002(2)             7.50         (28.05)          2,631          0.55            1.03           0.72            80
LARGE CAP VALUE FUND
  Class A
    2005*         $    21.34           9.65%     $4,273,953          0.85%           1.89%          0.97%           18%
    2004               19.80          19.66       4,153,475          0.85            1.59           0.97            46
    2003               16.81          22.55       3,527,686          0.85            1.61           0.97           106
    2002               13.94         (18.06)      2,896,977          0.85            1.23           0.97            41
    2001               17.39          (5.08)      3,590,194          0.85            1.11           0.97            89
    2000               18.70           4.47       3,548,830          0.85            1.55           0.97            70
  Class I
    2005*         $    21.34           9.57%     $   23,126          1.10%           1.64%          1.22%           18%
    2004               19.78          19.33          20,180          1.10            1.33           1.22            46
    2003               16.80          22.17           9,086          1.10            1.36           1.22           106
    2002               13.94         (18.24)          6,175          1.10            1.01           1.22            41
    2001(3)            17.39         (10.27)            152          1.10            1.09           1.22            89
LARGE CAP GROWTH FUND
  Class A
    2005*         $    17.61           3.25%     $3,825,848          0.85%           0.95%          1.02%           21%
    2004               17.13           8.62       3,846,240          0.85           (0.03)          1.02            36
    2003               15.77          21.66       3,564,487          0.85            0.02           1.02            72
    2002               12.97         (22.47)      2,904,802          0.85           (0.21)          1.02            62
    2001               16.73         (51.08)      3,487,142          0.85           (0.29)          1.03           112
    2000               36.24          30.67       4,898,050          0.85           (0.32)          1.02            69
  Class I
    2005*         $    17.47           3.15%     $   28,000          1.10%           0.70%          1.27%           21%
    2004               17.00           8.42          28,431          1.10           (0.28)          1.27            36
    2003               15.68          21.37          12,323          1.10           (0.24)          1.27            72
    2002               12.92         (22.73)          7,934          1.10           (0.41)          1.27            62
    2001(3)            16.72         (18.83)             81          1.10           (0.45)          1.28           112
TAX-MANAGED SMALL CAP FUND
  Class A
    2005*         $    12.07          11.04%     $  240,295          1.10%          (0.13)%         1.27%           41%
    2004               11.63          16.30         214,859          1.10           (0.31)          1.27            86
    2003               10.00          32.63         181,773          1.10           (0.21)          1.27           142
    2002                7.54          (7.48)        143,764          1.10           (0.21)          1.26            86
    2001(4)             8.15         (18.46)        125,129          1.10           (0.04)          1.30            82
SMALL CAP VALUE FUND
  Class A
    2005*         $    19.99          12.16%     $1,013,748          1.10%           0.73%          1.27%           36%
    2004               20.74          25.67         942,037          1.10            0.17           1.27            89
    2003               17.45          29.28         795,501          1.10            0.52           1.27            99
    2002               13.99          (2.20)        691,668          1.10            0.46           1.27            48
    2001               15.66           3.12         794,109          1.10            0.78           1.26            99
    2000               16.13          15.74         897,276          1.10            1.03           1.28           119
  Class I
    2005*         $    19.95          12.01%     $    9,768          1.35%           0.39%          1.52%           36%
    2004               20.71          25.29           7,400          1.35           (0.09)          1.52            89
    2003               17.44          28.91           2,572          1.35            0.23           1.52            99
    2002(5)            13.99         (14.99)            727          1.35            0.21           1.52            48


--------------------------------------------------------------------------------
100        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

---------------------------------------------------------------------------------------------------------------------------
                                                       Net
                                                  Realized
                                                       and                                   Distributions
                   Net Asset          Net       Unrealized                      Dividends             from           Total
                      Value,   Investment            Gains                       from Net         Realized       Dividends
                   Beginning       Income      (Losses) on       Total from    Investment          Capital             and
                   of Period       (Loss)       Securities       Operations        Income            Gains   Distributions
---------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
  Class A
    2005*         $    15.14   $    (0.05)(1)   $     0.97(1)    $     0.92    $       --       $       --      $       --
    2004               14.11        (0.10)(1)         1.13(1)          1.03            --               --              --
    2003                9.62        (0.08)(1)         4.57(1)          4.49            --               --              --
    2002               12.35        (0.09)(1)        (2.64)(1)        (2.73)           --               --              --
    2001               30.57        (0.14)          (10.81)          (10.95)           --            (7.27)          (7.27)
    2000               21.12        (0.01)           11.28            11.27            --            (1.82)          (1.82)
  Class I
    2005*         $    15.02   $    (0.07)(1)   $     0.95(1)    $     0.88    $       --       $       --      $       --
    2004               14.03        (0.14)(1)         1.13(1)          0.99            --               --              --
    2003                9.59        (0.11)(1)         4.55(1)          4.44            --               --              --
    2002               12.35        (0.08)(1)        (2.68)(1)        (2.76)           --               --              --
    2001(3)            15.59        (0.02)           (3.22)           (3.24)           --               --              --
MID-CAP FUND
  Class A
    2005*         $    17.84   $     0.03(1)    $     2.63(1)    $     2.66    $    (0.04)      $    (2.16)     $    (2.20)
    2004               14.96         0.09(1)          3.19(1)          3.28         (0.11)           (0.29)          (0.40)
    2003               11.74         0.11(1)          3.25(1)          3.36         (0.08)           (0.06)          (0.14)
    2002               12.19         0.06            (0.46)(8)        (0.40)        (0.05)              --           (0.05)
    2001               17.42         0.07            (3.22)           (3.15)        (0.08)           (2.00)          (2.08)
    2000               15.19         0.07             3.76             3.83         (0.07)           (1.53)          (1.60)
MANAGED VOLATILITY FUND
  Class A
    2005*(6)      $    10.00   $     0.06(1)    $     0.68(1)    $     0.74    $    (0.05)      $       --**    $    (0.05)
REAL ESTATE FUND
  Class A
    2005*         $    11.89   $     0.20(1)    $     1.00(1)    $     1.20    $    (0.20)      $    (0.22)     $    (0.42)
    2004(7)            10.00         0.21(1)          1.85(1)          2.06         (0.17)              --           (0.17)
CORE FIXED INCOME FUND
  Class A
    2005*         $    10.65   $     0.18(1)    $    (0.11)(1)   $     0.07    $    (0.20)      $    (0.09)     $    (0.29)
    2004               10.71         0.37(1)          0.08(1)          0.45         (0.38)           (0.13)          (0.51)
    2003               10.67         0.40(1)          0.28(1)          0.68         (0.42)           (0.22)          (0.64)
    2002               10.75         0.52             0.08             0.60         (0.52)           (0.16)          (0.68)
    2001               10.08         0.61             0.67             1.28         (0.61)              --           (0.61)
    2000               10.03         0.62             0.05             0.67         (0.62)              --           (0.62)
  Class I
    2005*         $    10.65   $     0.17(1)    $    (0.12)(1)   $     0.05    $    (0.18)      $    (0.09)     $    (0.27)
    2004               10.71         0.34(1)          0.09(1)          0.43         (0.36)           (0.13)          (0.49)
    2003               10.67         0.37(1)          0.28(1)          0.65         (0.39)           (0.22)          (0.61)
    2002               10.76         0.49             0.07             0.56         (0.49)           (0.16)          (0.65)
    2001(3)            10.60         0.08             0.16             0.24         (0.08)              --           (0.08)
HIGH YIELD BOND FUND
  Class A
    2005*         $     8.58   $     0.32(1)    $    (0.02)(1)   $     0.30    $    (0.32)      $       --      $    (0.32)
    2004                8.37         0.67(1)          0.21(1)          0.88         (0.67)              --           (0.67)
    2003                7.60         0.68(1)          0.77(1)          1.45         (0.68)              --           (0.68)
    2002                7.86         0.70            (0.26)            0.44         (0.70)              --           (0.70)
    2001                9.15         0.88            (1.29)           (0.41)        (0.88)              --           (0.88)
    2000               10.11         0.96            (0.96)              --         (0.96)              --           (0.96)

----------------------------------------------------------------------------------------------------------------------
                                                                             Ratio of Net       Ratio of
                                                                               Investment       Expenses
                                                                 Ratio of          Income     to Average
                   Net Asset                     Net Assets      Expenses          (Loss)     Net Assets     Portfolio
                  Value, End          Total   End of Period    to Average      to Average     (Excluding      Turnover
                   of Period        Return+    ($Thousands)    Net Assets      Net Assets       Waivers)          Rate
----------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
  Class A
    2005*         $    16.06           6.08%     $  954,277          1.10%          (0.59)%         1.27%           63%
    2004               15.14           7.30         970,759          1.10           (0.63)          1.27           124
    2003               14.11          46.67         875,906          1.10           (0.66)          1.27           166
    2002                9.62         (22.11)        606,999          1.10           (0.69)          1.27           156
    2001               12.35         (42.83)        821,391          1.10           (0.80)          1.29           157
    2000               30.57          55.28       1,575,462          1.10           (0.74)          1.27           182
  Class I
    2005*         $    15.90           5.86%     $    9,163          1.35%          (0.84)%         1.52%           63%
    2004               15.02           7.06           8,530          1.35           (0.90)          1.52           124
    2003               14.03          46.30           5,339          1.35           (0.91)          1.52           166
    2002                9.59         (22.35)          1,879          1.35           (0.71)          1.53           156
    2001(3)            12.35         (20.78)             46          1.35           (1.12)          1.54           157
MID-CAP FUND
  Class A
    2005*         $    18.30          15.47%     $   60,894          1.00%           0.37%          1.02%           58%
    2004               17.84          22.23          53,642          1.00            0.53           1.02           121
    2003               14.96          28.92          41,502          1.00            0.86           1.03           109
    2002               11.74          (3.34)         25,499          1.00            0.39           1.02           222
    2001               12.19         (19.59)         32,976          1.00            0.51           1.02           193
    2000               17.42          27.14          42,148          1.00            0.48           1.05           170
MANAGED VOLATILITY FUND
  Class A
    2005*(6)      $    10.69          (0.98)%    $   91,308          1.10%           1.30%          1.27%           33%
REAL ESTATE FUND
  Class A
    2005*         $    12.67          10.05%     $   64,849          1.10%           3.13%          1.28%           40%
    2004(7)            11.89          20.82          35,008          1.10            2.20           1.30            98
CORE FIXED INCOME FUND
  Class A
    2005*         $    10.43           0.65%     $4,043,885          0.60%           3.50%          0.83%          301%
    2004               10.65           4.38       4,067,065          0.61***         3.52           0.84           430
    2003               10.71           6.63       3,823,429          0.60            3.77           0.84           470
    2002               10.67           5.89       3,686,946          0.60            4.96           0.84           379
    2001               10.75          13.00       3,519,061          0.60            5.79           0.84           358
    2000               10.08           6.97       3,113,103          0.60            6.27           0.83           265
  Class I
    2005*         $    10.43           0.52%     $   11,287          0.85%           3.25%          1.08%          301%
    2004               10.65           4.12          10,420          0.86***         3.25           1.09           430
    2003               10.71           6.37           5,931          0.85            3.46           1.09           470
    2002               10.67           5.53           4,268          0.85            4.52           1.09           379
    2001(3)            10.76           2.28              86          0.85            5.01           1.09           358
HIGH YIELD BOND FUND
  Class A
    2005*         $     8.56           3.52%     $1,305,750          0.85%           7.41%          1.11%           76%
    2004                8.58          10.84       1,197,554          0.85            7.84           1.11           179
    2003                8.37          19.88         976,659          0.85            8.50           1.12           129
    2002                7.60           5.45         745,525          0.85            8.67           1.12           126
    2001                7.86          (4.76)        721,314          0.85           10.27           1.12           105
    2000                9.15          (0.09)        763,941          0.85            9.92           1.12            40

+     Returns are for the period indicated and have not been annualized.

* For the six month period ended March 31, 2005. All ratios for the period have been annualized.

**    Amount represents less then $0.01.

*** The expense ratio includes the litigation fees paid. Had these fees been excluded the ratio would have been 0.60% and 0.85% for Class A and Class I, respectively.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) Commenced operations on April 8, 2002. All ratios for the period have been annualized.

(3) Commenced operations on August 6, 2001. All ratios for the period have been annualized.

(4) Commenced operations on October 31, 2000. All ratios for the period have been annualized.

(5) Commenced operations on February 11, 2002. All ratios for the period have been annualized.

(6) Commenced operations on October 28, 2005. All ratios for the period have been annualized.

(7) Commenced operations on November 13, 2003. All ratios for the period have been annualized.

(8) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(9)   Return of Capital.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        101

Notes to Financial Statements (Unaudited)

March 31, 2005

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 13 Funds: Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Small/Mid Cap Equity and Large Cap Disciplined Equity Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Managed Volatility, Real Estate, Core Fixed Income and High Yield Bond Funds, Class I shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth and Core Fixed Income Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

As of March 31, 2005, the Small/Mid Cap Equity and Large Cap Disciplined Equity Funds had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market


--------------------------------------------------------------------------------
102        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005
that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund will value the non-U.S. securities in its fund that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds investing in international securities do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds investing in international securities report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES CONTRACTS -- The Tax-Managed Large Cap, Large Cap Value, Mid-Cap Value, and Managed Volatility Funds utilized S&P 500 Composite Index futures contracts; the Tax-Managed Small Cap Fund utilized the Russell 2000 Index futures contracts; the Tax-Managed Large Cap and Tax-Managed Small Cap Funds utilized the S&P 400 Index futures contracts; and the Core Fixed Income Fund utilized U.S. Treasury 5 year notes, 10 year notes, 30 year bonds and Euro dollar futures contracts during the period ended March 31, 2005. The Funds' investments in S&P 500 Composite Index, S&P 400 Index and Russell 2000 Index futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, or that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets and Statement of Assets and Liabilities to the extent of the contract amounts.

OPTION WRITING/PURCHASING -- Each Fund may invest in financial option contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        103

March 31, 2005

the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Core Fixed Income Fund had option contracts as of March 31, 2005 as disclosed in the Fund's Schedule of Investments. Written options involve risk of loss in excess of the amounts recognized in Schedule of Investments and Statement of Assets and Liabilities to the extent of the contract amounts.

Written option transactions entered into during the six month period ended March 31, 2005 are summarized as follows:

-------------------------------------------------------------------------------
                               Core Fixed Income
-------------------------------------------------------------------------------
                                                                        Premium
                                             # of Contracts        ($Thousands)
-------------------------------------------------------------------------------
Balance at the beginning of period                    1,212             $ 1,387
Written                                               2,802               1.850
Expired                                              (1,160)             (1,156)
Exercised                                                --                  --
Closing Buys                                         (1,673)             (1,321)
-------------------------------------------------------------------------------
Balance at the end of period                          1,181             $   760
===============================================================================

At March 31, 2005 the Core Fixed Income Fund had cash and/or securities at least equal to the value of written options.

SWAP AGREEMENT -- During the period ended March 31, 2005, the Core Fixed Income and High Yield Bond Funds entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

Because there is no organized market for swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, on the day of default. Risks also arise from potential losses from adverse market movements.

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Managed Volatility and Real Estate Funds; and declared daily and paid monthly for the Core Fixed Income and High Yield Bond Funds. Dividends and distributions are recorded on the ex-dividend date.

The Large Cap Value, Tax-Managed Small Cap, Small Cap Value, Mid-Cap and Core Fixed Income Funds utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Fund Management (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Tax-Managed Large Cap Class A, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Managed Volatility, Real Estate and High Yield Bond Funds; 0.15% of average daily net assets of the Tax-Managed Large Cap Class Y; and 0.28% of the average daily net assets of the Core Fixed Income Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating


--------------------------------------------------------------------------------
104        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005
expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

--------------------------------------------------------------------------------
                                                                      Voluntary
                                                       Advisory         Expense
                                                           Fees     Limitations
--------------------------------------------------------------------------------
Tax-Managed Large Cap Fund, Class A                      0.4000%         0.8500%
Tax-Managed Large Cap Fund, Class Y                      0.4000          0.5500
Large Cap Fund, Class A                                  0.3500          0.8500
Large Cap Fund, Class I                                  0.3500          1.1000
Large Cap Growth Fund, Class A                           0.4000          0.8500
Large Cap Growth Fund, Class I                           0.4000          1.1000
Tax-Managed Small Cap Fund, Class A                      0.6500          1.1000
Small Cap Value Fund, Class A                            0.6500          1.1000
Small Cap Value Fund, Class I                            0.6500          1.3500
Small Cap Growth Fund, Class A                           0.6500          1.1000
Small Cap Growth Fund, Class I                           0.6500          1.3500
Mid-Cap Fund, Class A                                    0.4000          1.0000
Managed Volatility, Class A                              0.6500          1.1000
Real Estate Fund, Class A                                0.6500          1.1000
Core Fixed Income Fund, Class A                          0.2750          0.6000
Core Fixed Income Fund, Class I                          0.2750          0.8500
High Yield Bond Fund, Class A                            0.4875          0.8500

Extraordinary expenses are not included within this expense cap. Therefore, during the year, expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.

SIMC has entered into investment sub-advisory agreements with the following parties:

--------------------------------------------------------------------------------
                                                              Currently Managing
                                                    Date of    a Portion of Fund
Investment Sub-Adviser                            Agreement                (Y/N)
--------------------------------------------------------------------------------

TAX-MANAGED LARGE CAP FUND
Alliance Capital Management LP                     10/02/00                    Y
Aronson + Johnson + Ortiz, LP                      07/01/03                    Y
Franklin Portfolio Associates, LLC                 07/01/03                    Y
Goldman Sachs Asset Management, L.P.               01/24/03                    Y
LSV Asset Management                               08/03/01                    Y
Montag and Caldwell, Inc.                          03/12/02                    Y
Parametric Portfolio Associates                    09/10/03                    Y
Peregrine Capital Management, Inc.                 02/16/01                    Y
Transamerica Investment
  Management, LLC                                  09/17/01                    Y

LARGE CAP VALUE FUND
Alliance Capital Management LP                     10/02/00                    Y
Aronson + Johnson + Ortiz, LP                      07/01/03                    Y
Franklin Portfolio Associates, LLC                 07/01/03                    Y
LSV Asset Management                               03/31/95                    Y

--------------------------------------------------------------------------------
                                                              Currently Managing
                                                    Date of    a Portion of Fund
Investment Sub-Adviser                            Agreement                (Y/N)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
Goldman Sachs Asset Management, L.P.               01/24/03                    Y
McKinley Capital Management Inc.                   06/26/02                    Y
Montag and Caldwell, Inc.                          03/12/02                    Y
Peregrine Capital Management, Inc.                 12/07/00                    Y
Transamerica Investment
  Management, LLC                                  09/17/01                    Y

TAX-MANAGED SMALL CAP FUND
BlackRock Advisors, Inc.                           07/01/03                    Y
David J. Greene and Company, LLC                   10/31/00                    Y
Delaware Management Company                        07/01/03                    Y
LSV Asset Management                               08/14/00                    Y
Mazama Capital Management, Inc.                    12/09/02                    Y
McKinley Capital Management Inc.                   08/14/00                    Y

SMALL CAP VALUE FUND
Artisan Partners Limited Partnership               03/26/99                    Y
BlackRock Advisors, Inc.                           07/01/03                    Y
David J. Greene and Company, LLC                   08/14/01                    Y
LSV Asset Management                               06/11/97                    Y
Lee Munder Investments, Ltd.                       07/01/03                    Y
Martingale Asset Management, L.P.                  12/09/02                    Y
Wellington Management Company, LLP                 07/28/03                    Y

SMALL CAP GROWTH FUND
Delaware Management Company                        07/01/03                    Y
Lee Munder Investments, Ltd.                       12/09/02                    Y
Martingale Asset Management, L.P.                  12/09/02                    Y
Mazama Capital Management, Inc.                    12/13/99                    Y
McKinley Capital Management Inc.                   10/30/00                    Y
Wellington Management Company, LLP                 03/14/02                    Y

MID-CAP FUND
Martingale Asset Management, L.P.                  08/23/02                    Y

MANAGED VOLATILITY FUND
Aronson + Johnson + Ortiz, LP                      07/01/03                    Y
Analytic Investors, Inc.                           07/01/03                    Y

REAL ESTATE FUND
Security Capital Research and
  Management Incorporated                          07/01/03                    Y
Wellington Management Company, LLP                 11/12/03                    Y

CORE FIXED INCOME FUND
BlackRock Advisors, Inc.                           01/02/96                    Y
Metropolitan West Asset
  Management LLC                                   06/26/02                    Y
Wells Capital Management, Inc.                     09/30/03                    Y
Western Asset Management Company                   03/24/97                    Y

HIGH YIELD BOND FUND
ING Investment Management Co.                      11/13/03                    Y
Metropolitan West Asset Management LLC             11/07/03                    Y
Nomura Corporate Research and
  Asset Management Inc.                            09/22/99                    Y

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, serves as each Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the "Shareholder Servicing Plans") under


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        105

March 31, 2005

which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2005 were as follows ($ Thousands):

Tax-Managed Large Cap Fund                                                $   92
Large Cap Value Fund                                                         386
Large Cap Growth Fund                                                        447
Tax-Managed Small Cap Fund                                                    84
Small Cap Value Fund                                                          57
Small Cap Growth Fund                                                        252
Real Estate Fund                                                              20
                                                                          ------
                                                                          $1,338
                                                                          ======

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the period ended March 31, 2005, the Distributor retained 100% of the shareholder servicing fees less the waiver, and 100% of the administration servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

LSV Asset Management (a partially-owned subsidiary of SIMC) serves as the sub-adviser to the Tax-Managed Large Cap, Large Cap Value, Tax-Managed Small Cap and Small Cap Value Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2005 were as follows ($ Thousands):

Tax-Managed Large Cap Fund                                                $  135
Large Cap Value Fund                                                         704
Tax-Managed Small Cap Fund                                                   123
Small Cap Value Fund                                                         253
                                                                          ------
                                                                          $1,215
                                                                          ======

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2005 (Unaudited) and the year ended September 30, 2004

-------------------------------------------------------------------------------------------------------------------------
                                                TAX-MANAGED                 LARGE CAP                   LARGE CAP
                                              LARGE CAP FUND                VALUE FUND                 GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
                                            10/1/04       10/1/03       10/1/04       10/1/03       10/1/04       10/1/03
                                         to 3/31/05    to 9/30/04    to 3/31/05    to 9/30/04    to 3/31/05    to 9/30/04
-------------------------------------------------------------------------------------------------------------------------
Class A:
    Shares Issued                            17,533        47,540        19,187        55,053        20,260        58,229
    Shares Issued in Lieu of Dividends
      & Distributions                         1,492         1,439         3,337         3,093           912            --
    Shares Redeemed                         (21,131)      (50,113)      (32,068)      (58,209)      (28,455)      (59,821)
-------------------------------------------------------------------------------------------------------------------------
  Total Class A Transactions                 (2,106)       (1,134)       (9,544)          (63)       (7,283)       (1,592)
-------------------------------------------------------------------------------------------------------------------------
  Class I:
    Shares Issued                                --            --           153           647           167         1,257
    Shares Issued in Lieu of Dividends
      & Distributions                            --            --            16             9             6            --
    Shares Redeemed                              --            --          (105)         (177)         (242)         (371)
-------------------------------------------------------------------------------------------------------------------------
  Total Class I Transactions                     --            --            64           479           (69)          886
-------------------------------------------------------------------------------------------------------------------------
  Class Y:
    Shares Issued                                 1           134            --            --            --            --
    Shares Issued in Lieu of Dividends
      & Distributions                             4             4            --            --            --            --
    Shares Redeemed                             (23)          (84)           --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
  Total Class Y Transactions                    (18)           54            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Capital Share Transactions               (2,124)       (1,080)       (9,480)          416        (7,352)         (706)
=========================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
106        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

For the six month period ended March 31, 2005 (Unaudited) and the period ended September 30, 2004

-------------------------------------------------------------------------------------------------------------------------------
                                                 TAX-MANAGED                     SMALL CAP                    SMALL CAP
                                               SMALL CAP FUND                   VALUE FUND                   GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                             10/1/04        10/1/03        10/1/04        10/1/03        10/1/04        10/1/03
                                          to 3/31/05     to 9/30/04     to 3/31/05     to 9/30/04     to 3/31/05     to 9/30/04
-------------------------------------------------------------------------------------------------------------------------------
Class A:
    Shares Issued                              2,313          5,701          6,307         15,291          8,832         24,229
    Shares Issued in Lieu of Dividends
      & Distributions                          1,210             --          7,059          2,444             --             --
    Shares Redeemed                           (2,088)        (5,395)        (8,074)       (17,888)       (13,504)       (22,214)
-------------------------------------------------------------------------------------------------------------------------------
  Total Class A Transactions                   1,435            306          5,292           (153)        (4,672)         2,015
-------------------------------------------------------------------------------------------------------------------------------
  Class I:
    Shares Issued                                 --             --            142            313            155            448
    Shares Issued in Lieu of Dividends
      & Distributions                             --             --             66             10             --             --
    Shares Redeemed                               --             --            (76)          (113)          (147)          (261)
-------------------------------------------------------------------------------------------------------------------------------
  Total Class I Transactions                      --             --            132            210              8            187
-------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Capital Share Transactions                 1,435            306          5,424             57         (4,664)         2,202
===============================================================================================================================

----------------------------------------------------------------------------------------------------------------
                                              MID-CAP                  MANAGED               REAL ESTATE
                                               FUND              VOLATILITY FUND(1)            FUND(2)
----------------------------------------------------------------------------------------------------------------
                                       10/1/04        10/1/03          10/28/05          10/1/04       11/13/03
                                    to 3/31/05     to 9/30/04        to 3/31/05       to 3/31/05     to 9/30/04
----------------------------------------------------------------------------------------------------------------
Class A:
    Shares Issued                          859          1,980             8,955            2,732          3,551
    Shares Issued in Lieu of
    Dividends & Distributions              290             61                34              116             14
    Shares Redeemed                       (830)        (1,807)             (445)            (671)          (622)
----------------------------------------------------------------------------------------------------------------
  Total Class A Transactions               319            234             8,544            2,177          2,943
----------------------------------------------------------------------------------------------------------------
  Class I:
    Shares Issued                           --             --                --               --             --
    Shares Issued in Lieu of
    Dividends & Distributions               --             --                --               --             --
    Shares Redeemed                         --             --                --               --             --
----------------------------------------------------------------------------------------------------------------
  Total Class I Transactions                --             --                --               --             --
----------------------------------------------------------------------------------------------------------------
  Net Increase in Capital Share
    Transactions                           319            234             8,544            2,177          2,943
================================================================================================================

-----------------------------------------------------------------------------------------
                                            CORE FIXED                 HIGH YIELD
                                           INCOME FUND                  BOND FUND
-----------------------------------------------------------------------------------------
                                       10/1/04        10/1/03       10/1/04       10/1/03
                                    to 3/31/05     to 9/30/04    to 3/31/05    to 9/30/04
-----------------------------------------------------------------------------------------
Class A:
    Shares Issued                       46,818        124,691        33,549        67,296
    Shares Issued in Lieu of
    Dividends & Distributions            9,834         16,699         5,098         9,150
    Shares Redeemed                    (50,989)      (116,545)      (25,771)      (53,463)
-----------------------------------------------------------------------------------------
  Total Class A Transactions             5,663         24,845        12,876        22,983
-----------------------------------------------------------------------------------------
  Class I:
    Shares Issued                          232            740            --            --
    Shares Issued in Lieu of
    Dividends & Distributions               27             32            --            --
    Shares Redeemed                       (156)          (347)           --            --
-----------------------------------------------------------------------------------------
  Total Class I Transactions               103            425            --            --
-----------------------------------------------------------------------------------------
  Net Increase in Capital Share
    Transactions                         5,766         25,270        12,876        22,983
=========================================================================================

(1)   The Managed Volatility Fund commenced operations on October 28, 2004.

(2)   The Real Estate Fund commenced operations on November 13, 2003.

Amounts designated as "--" are zero or have been rounded to zero.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2005, were as follows:

--------------------------------------------------------------------------------
                                    U.S. Gov't            Other            Total
                                 ($ Thousands)    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
TAX-MANAGED
  LARGE CAP FUND
Purchases ...................      $        --      $   278,961      $   278,961
Sales .......................               --          331,837          331,837
LARGE CAP VALUE FUND
Purchases ...................               --          751,483          751,483
Sales .......................               --          957,890          957,890
LARGE CAP GROWTH FUND
Purchases ...................               --          797,192          797,192
Sales .......................               --          950,334          950,334

--------------------------------------------------------------------------------
                                    U.S. Gov't            Other            Total
                                 ($ Thousands)    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
TAX-MANAGED
  SMALL CAP FUND
Purchases ...................      $        --      $    97,150      $    97,150
Sales .......................               --           92,058           92,058
SMALL CAP VALUE FUND
Purchases ...................               --          358,088          358,088
Sales .......................               --          380,063          380,063
SMALL CAP GROWTH FUND
Purchases ...................               --          637,933          637,933
Sales .......................               --          704,743          704,743
MID-CAP FUND
Purchases ...................               --           31,758           31,758
Sales .......................               --           31,967           31,967


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        107

March 31, 2005

5. INVESTMENT TRANSACTIONS (CONCLUDED)

--------------------------------------------------------------------------------
                                    U.S. Gov't            Other            Total
                                 ($ Thousands)    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MANAGED VOLATILITY FUND
Purchases ...................      $        --      $   105,350      $   105,350
Sales .......................               --           21,069           21,069
REAL ESTATE FUND
Purchases ...................               --           46,630           46,630
Sales .......................               --           20,284           20,284
CORE FIXED INCOME FUND
Purchases ...................       11,021,356          703,577       11,724,933
Sales .......................       10,569,893          632,867       11,202,760
HIGH YIELD BOND FUND
Purchases ...................              781          858,307          859,088
Sales .......................               --          853,831          853,831

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains).

Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or period ended September 30, 2004 and September 30, 2003 were as follows:

--------------------------------------------------------------------------------------------------------
                                             Ordinary        Long-term        Return of
                                               Income     Capital Gain          Capital            Total
                                        ($ Thousands)    ($ Thousands)    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund      2004         $ 15,399         $     --         $     --         $ 15,399
                                2003           14,190               --               --           14,190
Large Cap Value Fund            2004           61,966               --               --           61,966
                                2003           52,336               --               --           52,336
Large Cap Growth Fund           2004               --               --               --               --
                                2003              599               --            1,355            1,954
Tax-Managed Small Cap Fund      2004               --               --               --               --
                                2003               --               --               --               --
Small Cap Value Fund            2004           24,583           23,948               --           48,531
                                2003            4,152           22,089               --           26,241
Small Cap Growth Fund           2004               --               --               --               --
                                2003               --               --               --               --
Mid-Cap Fund                    2004            1,149               --               --            1,149
                                2003              217              165               --              382
Real Estate Fund                2004              160                3                1              164
Core Fixed Income Fund          2004          187,156            3,992               --          191,148
                                2003          166,770           50,341               --          217,111
High Yield Bond Fund            2004           83,753               --               --           83,753
                                2003           75,605               --               --           75,605

As of September 30, 2004, the components of Distributable Earnings/(Accumulated Losses) were as follows:

-------------------------------------------------------------------------------------------------------
                                Undistributed      Undistributed            Capital                Post
                                     Ordinary          Long-Term               Loss             October
                                       Income       Capital Gain      Carryforwards              Losses
                                ($ Thousands)      ($ Thousands)      ($ Thousands)       ($ Thousands)
-------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund        $     3,994        $        --        $  (574,350)        $        --
Large Cap Value Fund                   34,081                 --                 --                  --
Large Cap Growth Fund                      --                 --         (1,536,654)                 --
Tax-Managed Small Cap Fund              1,439             12,313                 --                  --
Small Cap Value Fund                   54,399             89,422                 --                  --
Small Cap Growth Fund                      --                 --           (197,029)                 --
Mid-Cap Fund                            2,074              3,197                 --                  --
Real Estate Fund*                         104                600                 --                  --
Core Fixed Income Fund                 10,516             22,699                 --                  --
High Yield Bond Fund                      213                 --           (138,924)                 --

------------------------------------------------------------------------------------------------
                                    Unrealized               Other                         Total
                                  Appreciation           Temporary       Distributable Earnings/
                                (Depreciation)         Differences          (Accumulated Losses)
                                 ($ Thousands)       ($ Thousands)                 ($ Thousands)
------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund         $   194,781         $        --                      (375,575)
Large Cap Value Fund                   385,822                  --                       419,903
Large Cap Growth Fund                  (15,928)                 --                    (1,552,582)
Tax-Managed Small Cap Fund              22,625                  --                        36,377
Small Cap Value Fund                   106,438                  --                       250,259
Small Cap Growth Fund                  (29,975)                 --                      (227,004)
Mid-Cap Fund                             4,985                  --                        10,256
Real Estate Fund*                        2,226                  --                         2,930
Core Fixed Income Fund                  64,378                (842)                       96,751
High Yield Bond Fund                     2,133                (213)                     (136,791)

* Information reflects Fund activity based on Fund's December 31, 2003 tax reporting year.


--------------------------------------------------------------------------------
108        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

Post October losses represent losses realized on investment transactions from November 1, 2003 through September 30, 2004 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Total Capital
                                  Expires           Expires           Expires           Expires           Expires              Loss
                                     2012              2011              2010              2009              2008     Carryforwards
                            ($ Thousands)     ($ Thousands)     ($ Thousands)     ($ Thousands)     ($ Thousands)     ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund     $   16,065        $  203,461        $  316,235        $   37,081        $    1,508        $  574,350
Large Cap Growth Fund               7,113           625,971           903,570                --                --         1,536,654
Small Cap Growth Fund                  --            37,581           159,448                --                --           197,029
High Yield Bond Fund                   --            57,114            81,810                --                --           138,924

During the year ended September 30, 2004 Large Cap Value, Tax-Managed Small Cap, Small Cap Growth and High Yield Bond Funds utilized $77,756,740, $11,585,871, $112,243,741 and $59,250,197 of capital loss carryforwards, respectively, to offset capital gains.

The aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2005, were as follows:

-------------------------------------------------------------------------------
                                                                            Net
                                                                     Unrealized
                                 Appreciated      Depreciated      Appreciation
                                  Securities       Securities    (Depreciation)
                               ($ Thousands)    ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
Tax-Managed Large Cap Fund         $ 403,547        $(106,327)        $ 297,220
Large Cap Value Fund                 798,013         (149,532)          648,481
Large Cap Growth Fund                571,008         (399,007)          172,001
Tax-Managed Small Cap Fund            47,951          (11,285)           36,666
Small Cap Value Fund                 201,043          (36,774)          164,269
Small Cap Growth Fund                123,898         (125,466)           (1,568)
Mid-Cap Fund                           9,621           (1,113)            8,508
Managed Volatility Fund                4,182           (2,019)            2,163
Real Estate Fund                       5,254             (892)            4,362
Core Fixed Income Fund                58,401          (54,826)            3,575
High Yield Bond Fund                  24,410          (40,840)          (16,430)

7. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed
33 1/3% of the total asset value of the Fund (including the loan collateral).
No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        109

Notes to Financial Statements (Unaudited) (Concluded)

March 31, 2005

9. LITIGATION

The Core Fixed Income Fund has participated as a plaintiff bond-holder, along with other institutional bondholders, in litigation against Duty Free International, British Airport Authority and other defendants relating to Notes issued by Duty Free International which are held by the Fund. British Airport Authority is the former parent company of Duty Free International. During 2003, the plaintiffs in that action reached a settlement with all defendants with the exception of British Airport Authority. Under that settlement, Duty Free International paid the plaintiffs $4,310,636 which is approximately 70% of the par value of the bonds. The settlement also contained provisions for the issuance of a $10 million Note by Duty Free International to the bondholders, subject to certain conditions. The Fund, along with other bondholders, has since entered into an agreement to sell the Note to Duty Free International. The litigation proceeded to jury trial against British Airport Authority in December 2003, and the jury found against the plaintiffs on all counts. Plaintiffs are currently pursuing an appeal. The Core Fixed Income Fund is bearing its portion of the legal expenses associated with this litigation over and above the expense caps of the Fund.

10. OTHER

On March 31, 2005, number of shareholders below held the following percentage of the outstanding shares of the Funds.

-------------------------------------------------------------------------------
                                              Number of        % of Outstanding
                                           Shareholders                  Shares
-------------------------------------------------------------------------------
Tax-Managed Large Cap Fund, Class A                   1                   89.51%
Tax-Managed Large Cap Fund, Class Y                   1                  100.00
Large Cap Value Fund, Class A                         1                   76.40
Large Cap Value Fund, Class I                         3                   59.58
Large Cap Growth Fund, Class A                        1                   74.93
Large Cap Growth Fund, Class I                        4                   74.42
Tax-Managed Small Cap Fund                            1                   85.08
Small Cap Value Fund, Class A                         1                   72.43
Small Cap Value Fund, Class I                         3                   44.98
Small Cap Growth Fund, Class A                        1                   59.77
Small Cap Growth Fund, Class I                        3                   56.46
Mid-Cap Fund, Class A                                 1                   69.47
Managed Volatility Fund, Class A                      5                   94.40
Real Estate Fund, Class A                             2                   72.95
Core Fixed Income Fund, Class A                       1                   76.18
Core Fixed Income Fund, Class I                       2                   46.49
High Yield Bond Fund, Class A                         1                   64.52

These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.


--------------------------------------------------------------------------------
110        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown do not apply to your specific investment.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        111

Disclosure of Fund Expenses (Unaudited) (Concluded)

                                    BEGINNING    ENDING                  EXPENSE
                                     ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                      VALUE       VALUE      EXPENSE     DURING
                                     9/30/04     3/31/05      RATIOS     PERIOD*
--------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,068.40      0.85%     $4.38
Class Y Shares                       1,000.00    1,070.50      0.55       2.84

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,020.69      0.85%     $4.28
Class Y Shares                       1,000.00    1,022.19      0.55       2.77
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,096.50      0.85%     $4.44
Class I Shares                       1,000.00    1,095.70      1.10       5.75

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,020.69      0.85%     $4.28
Class I Shares                       1,000.00    1,019.45      1.10       5.54
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,032.50      0.85%     $4.31
Class I Shares                       1,000.00    1,031.50      1.10       5.57

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,020.69      0.85%     $4.28
Class I Shares                       1,000.00    1,019.45      1.10       5.54
--------------------------------------------------------------------------------
TAX-MANAGED SMALL CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,110.40      1.10%     $5.79

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.45      1.10%     $5.54
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,121.60      1.10%     $5.82
Class I Shares                       1,000.00    1,120.10      1.35       7.14

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.45      1.10%     $5.54
Class I Shares                       1,000.00    1,018.20      1.35       6.79

                                    BEGINNING    ENDING                  EXPENSE
                                     ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                      VALUE       VALUE      EXPENSE     DURING
                                     9/30/04     3/31/05      RATIOS     PERIOD*
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,060.80      1.10%     $5.65
Class I Shares                       1,000.00    1,058.60      1.35       6.93

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.45      1.10%     $5.54
Class I Shares                       1,000.00    1,018.20      1.35       6.79
--------------------------------------------------------------------------------
MID-CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,154.70      1.00%     $5.37

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.95      1.00%     $5.04
--------------------------------------------------------------------------------
MANAGED VOLATILITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $  990.20      1.10%     $5.46

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.45      1.10%     $5.54
--------------------------------------------------------------------------------
REAL ESTATE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,100.50      1.10%     $5.76

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,019.45      1.10%     $5.54
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,006.50      0.60%     $3.00
Class I Shares                       1,000.00    1,005.20      0.85       4.25

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,021.94      0.60%     $3.02
Class I Shares                       1,000.00    1,020.69      0.85       4.28
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,035.20      0.85%     $4.31

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,020.69      0.85%     $4.28

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).


--------------------------------------------------------------------------------
112        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

The SEI Institutional Managed Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage a portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The sub-advisers also are responsible for managing their employees who provide services to these Funds. The sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the sub-advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the sub-advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the sub-advisers, including information about SIMC's and the sub-advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the sub-advisers.

Specifically, the Board requested and received written materials from SIMC and each sub-adviser regarding: (a) the quality of SIMC's and sub-advisers' investment management and other services; (b) SIMC's and sub-advisers' investment management personnel; (c) SIMC's and sub-advisers' operations and financial condition; (d) SIMC's and sub-advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each sub-adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each sub-adviser's profitability from its Fund-related operations; (h) SIMC's and sub-advisers' compliance systems; (i) SIMC's and sub-advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and sub-advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the December 9, 2004 and March 9, 2005 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the sub-advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the sub-advisers and their affiliates dedicated to the Funds;


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        113

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the sub-advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the sub-advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the sub-advisers to the Funds and the resources of SIMC and the sub-advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the sub-advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the sub-advisers to the Funds and the resources of SIMC and the sub-advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the sub-advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the sub-advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the sub-advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the sub-advisers and their affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the sub-advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
114        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

Shareholder Voting Results (Unaudited)

At a special meeting held on October 27, 2004, the shareholders of the SEI Institutional Managed Trust voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 1: To elect Trustees of the Trust

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

Rosemarie B. Greco

Affirmative                       657,049,435.791        51.192%        98.951%
Withhold                            6,965,561.015          .543%         1.049%

TOTAL                             664,014,996.806        51.735%       100.000%

Nina Lesavoy

Affirmative                       657,284,212.219        51.211%        98.986%
Withhold                            6,730,784.587          .524%         1.014%

TOTAL                             664,014,996.806        51.735%       100.000%

James M. Williams

Affirmative                       657,518,540.531        51.229%        99.022%
Withhold                            6,496,456.275          .506%          .978%

TOTAL                             664,014,996.806        51.735%       100.000%

PROPOSAL 2: To approve eliminating or reclassifying certain fundamental policies and restrictions for all Funds.

TAX-MANAGED LARGE CAP FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative                        93,956,278.116        49.086%        96.315%
Against                               743,465.000          .388%          .762%
Abstain                             1,019,822.000          .533%         1.046%
Broker Non-votes                    1,831,477.000          .957%         1.877%

TOTAL                              97,551,042.116        50.964%       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative                        93,828,640.116        49.019%        96.184%
Against                               860,590.000          .450%          .882%
Abstain                             1,030,335.000          .538%         1.056%
Broker Non-votes                    1,831,477.000          .957%         1.877%

TOTAL                              97,551,042.116        50.964%       100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative                        93,179,210.116        48.680%        95.518%
Against                             1,497,753.000          .782%         1.536%
Abstain                             1,042,602.000          .545%         1.068%
Broker Non-votes                    1,831,477.000          .957%         1.877%

TOTAL                              97,551,042.116        50.964%       100.000%


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        115

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

4(d) Fundamental Policy Regarding Lending

Affirmative                        93,124,550.116        48.651%        95.462%
Against                             1,536,931.000          .803%         1.576%
Abstain                             1,058,084.000          .553%         1.084%
Broker Non-votes                    1,831,477.000          .957%         1.877%

TOTAL                              97,551,042.116        50.964%       100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                        93,753,242.116        48.980%        96.107%
Against                               853,208.000          .445%          .874%
Abstain                             1,113,115.000          .582%         1.142%
Broker Non-votes                    1,831,477.000          .957%         1.877%

TOTAL                              97,551,042.116        50.964%       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                        93,183,669.116        48.682%        95.523%
Against                             1,485,795.000          .776%         1.523%
Abstain                             1,050,101.000          .549%         1.077%
Broker Non-votes                    1,831,477.000          .957%         1.877%

TOTAL                              97,551,042.116        50.964%       100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                        93,795,754.116        49.002%        96.150%
Against                               902,503.000          .471%          .926%
Abstain                             1,021,308.000          .534%         1.046%
Broker Non-votes                    1,831,477.000          .957%         1.877%

TOTAL                              97,551,042.116        50.964%       100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                        90,350,122.116        47.202%        92.618%
Against                             2,033,762.000         1.062%         2.085%
Abstain                               908,195.000          .475%          .931%
Broker Non-votes                    4,258,963.000         2.225%         4.366%

TOTAL                              97,551,042.116        50.964%       100.000%

LARGE CAP VALUE FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative                       103,758,809.383        49.018%        95.046%
Against                             1,940,606.835          .917%         1.778%
Abstain                             1,339,707.641          .633%         1.227%
Broker Non-votes                    2,127,505.000         1.005%         1.949%

TOTAL                             109,166,628.859        51.573%       100.000%


--------------------------------------------------------------------------------
116        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

4(b) Fundamental Policy Regarding Concentration

Affirmative                       103,680,669.657        48.981%        94.975%
Against                             2,008,287.211          .949%         1.839%
Abstain                             1,350,166.991          .638%         1.237%
Broker Non-votes                    2,127,505.000         1.005%         1.949%

TOTAL                             109,166,628.859        51.573%       100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative                       103,498,934.740        48.895%        94.808%
Against                             2,137,716.790         1.010%         1.958%
Abstain                             1,402,472.329          .663%         1.285%
Broker Non-votes                    2,127,505.000         1.005%         1.949%

TOTAL                             109,166,628.859        51.573%       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                       103,408,328.785        48.853%        94.725%
Against                             2,217,779.757         1.047%         2.032%
Abstain                             1,413,015.317          .668%         1.294%
Broker Non-votes                    2,127,505.000         1.005%         1.949%

TOTAL                             109,166,628.859        51.573%       100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                       103,651,615.962        48.968%        94.948%
Against                             2,035,444.714          .961%         1.865%
Abstain                             1,352,063.183          .639%         1.238%
Broker Non-votes                    2,127,505.000         1.005%         1.949%

TOTAL                             109,166,628.859        51.573%       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                       103,468,839.642        48.881%        94.781%
Against                             2,201,353.938         1.040%         2.016%
Abstain                             1,368,930.279          .647%         1.254%
Broker Non-votes                    2,127,505.000         1.005%         1.949%

TOTAL                             109,166,628.859        51.573%       100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                       103,595,856.199        48.941%        94.897%
Against                             2,057,019.343          .972%         1.884%
Abstain                             1,386,248.317          .655%         1.270%
Broker Non-votes                    2,127,505.000         1.005%         1.949%

TOTAL                             109,166,628.859        51.573%       100.000%


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        117

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                       100,886,072.432        47.661%        92.415%
Against                             1,894,187.441          .895%         1.735%
Abstain                             1,188,852.986          .562%         1.089%
Broker Non-votes                    5,197,516.000         2.455%         4.761%

TOTAL                             109,166,628.859        51.573%       100.000%

LARGE CAP GROWTH FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative                       114,299,356.866        49.769%        96.279%
Against                               926,589.459          .404%          .780%
Abstain                             1,519,661.440          .661%         1.281%
Broker Non-votes                    1,971,234.000          .858%         1.660%

TOTAL                             118,716,841.765        51.693%       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative                       114,231,957.522        49.740%        96.222%
Against                             1,011,090.166          .440%          .852%
Abstain                             1,502,560.077          .654%         1.265%
Broker Non-votes                    1,971,234.000          .858%         1.660%

TOTAL                             118,716,841.765        51.693%       100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative                       114,046,986.368        49.659%        96.066%
Against                             1,151,719.445          .502%          .971%
Abstain                             1,546,901.952          .673%         1.302%
Broker Non-votes                    1,971,234.000          .858%         1.660%

TOTAL                             118,716,841.765        51.693%       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                       113,949,798.796        49.617%        95.985%
Against                             1,242,314.068          .541%         1.046%
Abstain                             1,553,494.901          .676%         1.309%
Broker Non-votes                    1,971,234.000          .858%         1.660%

TOTAL                             118,716,841.765        51.693%       100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                       114,131,555.374        49.696%        96.138%
Against                             1,088,327.100          .474%          .916%
Abstain                             1,525,725.291          .664%         1.286%
Broker Non-votes                    1,971,234.000          .858%         1.660%

TOTAL                             118,716,841.765        51.693%       100.000%


--------------------------------------------------------------------------------
118        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                       113,981,054.861        49.631%        96.011%
Against                             1,226,467.580          .534%         1.033%
Abstain                             1,538,085.324          .669%         1.296%
Broker Non-votes                    1,971,234.000          .858%         1.660%

TOTAL                             118,716,841.765        51.693%       100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                       114,144,711.029        49.702%        96.149%
Against                             1,035,985.133          .451%          .872%
Abstain                             1,564,911.603          .681%         1.319%
Broker Non-votes                    1,971,234.000          .858%         1.660%

TOTAL                             118,716,841.765        51.693%       100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                       110,854,697.744        48.269%        93.377%
Against                               849,471.683          .370%          .716%
Abstain                             1,319,145.338          .575%         1.111%
Broker Non-votes                    5,693,527.000         2.479%         4.796%

TOTAL                             118,716,841.765        51.693%       100.000%

TAX-MANAGED SMALL CAP FUND

4(a) Fundamental Policies Regarding Diversification

Affirmative                        12,230,589.865        66.768%        96.353%
Against                                68,428.297          .374%          .539%
Abstain                                98,737.283          .539%          .778%
Broker Non-votes                      295,747.000         1.615%         2.330%

TOTAL                              12,693,502.445        69.295%       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative                        12,215,440.539        66.685%        96.234%
Against                                79,943.685          .437%          .630%
Abstain                               102,371.221          .559%          .806%
Broker Non-votes                      295,747.000         1.615%         2.330%

TOTAL                              12,693,502.445        69.295%       100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                        12,210,164.340        66.657%        96.192%
Against                                83,446.822          .455%          .658%
Abstain                               104,144.283          .569%          .820%
Broker Non-votes                      295,747.000         1.615%         2.330%

TOTAL                              12,693,502.445        69.295%       100.000%


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        119

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

4(d) Fundamental Policy Regarding Lending

Affirmative                        12,207,727.426        66.643%        96.173%
Against                                85,597.736          .468%          .674%
Abstain                               104,430.283          .570%          .823%
Broker Non-votes                      295,747.000         1.615%         2.330%

TOTAL                              12,693,502.445        69.295%       100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                        12,224,728.016        66.736%        96.307%
Against                                76,533.193          .418%          .603%
Abstain                                96,494.236          .527%          .760%
Broker Non-votes                      295,747.000         1.615%         2.330%

TOTAL                              12,693,502.445        69.295%       100.000%

4(i) Fundamental Policy Regarding Underwriting and Securities

Affirmative                        12,229,902.818        66.764%        96.348%
Against                                67,193.344          .367%          .529%
Abstain                               100,659.283          .550%          .793%
Broker Non-votes                      295,747.000         1.615%         2.330%

TOTAL                              12,693,502.445        69.295%       100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                        11,937,733.683        65.169%        94.046%
Against                               359,837.541         1.965%         2.835%
Abstain                               100,184.221          .547%          .789%
Broker Non-votes                      295,747.000         1.615%         2.330%

TOTAL                              12,693,502.445        69.295%       100.000%

SMALL CAP VALUE FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative                        21,295,160.537        46.523%        92.683%
Against                               290,183.806          .634%         1.263%
Abstain                               359,415.354          .785%         1.564%
Broker Non-votes                    1,031,651.000         2.254%         4.490%

TOTAL                              22,976,410.697        50.196%       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative                        21,278,189.955        46.486%        92.609%
Against                               306,393.538          .669%         1.333%
Abstain                               360,176.204          .787%         1.568%
Broker Non-votes                    1,031,651.000         2.254%         4.490%

TOTAL                              22,976,410.697        50.196%       100.000%


--------------------------------------------------------------------------------
120        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative                        21,241,148.168        46.405%        92.448%
Against                               342,408.380          .748%         1.490%
Abstain                               361,203.149          .789%         1.572%
Broker Non-votes                    1,031,651.000         2.254%         4.490%

TOTAL                              22,976,410.697        50.196%       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                        21,237,955.326        46.398%        92.434%
Against                               345,291.868          .754%         1.503%
Abstain                               361,512.503          .790%         1.573%
Broker Non-votes                    1,031,651.000         2.254%         4.490%

TOTAL                              22,976,410.697        50.196%       100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                        21,266,612.375        46.460%        92.558%
Against                               323,190.811          .706%         1.407%
Abstain                               354,956.511          .776%         1.544%
Broker Non-votes                    1,031,651.000         2.254%         4.490%

TOTAL                              22,976,410.697        50.196%       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                        21,229,255.349        46.379%        92.396%
Against                               343,176.451          .749%         1.493%
Abstain                               372,327.897          .814%         1.621%
Broker Non-votes                    1,031,651.000         2.254%         4.490%

TOTAL                              22,976,410.697        50.196%       100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                        21,258,217.083        46.442%        92.522%
Against                               328,121.740          .717%         1.428%
Abstain                               358,420.874          .783%         1.560%
Broker Non-votes                    1,031,651.000         2.254%         4.490%

TOTAL                              22,976,410.697        50.196%       100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                        20,313,565.766        44.378%        88.411%
Against                               665,378.978         1.454%         2.895%
Abstain                               321,094.953          .701%         1.398%
Broker Non-votes                    1,676,371.000         3.662%         7.296%

TOTAL                              22,976,410.697        50.196%       100.000%


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        121

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

SMALL CAP GROWTH FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative                        30,483,175.241        46.939%        88.039%
Against                               336,146.041          .517%          .971%
Abstain                               721,284.175         1.111%         2.083%
Broker Non-votes                    3,083,986.000         4.749%         8.907%

TOTAL                              34,624,591.457        53.316%       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative                        30,461,472.381        46.905%        87.976%
Against                               354,924.729          .547%         1.025%
Abstain                               724,208.347         1.115%         2.092%
Broker Non-votes                    3,083,986.000         4.749%         8.907%

TOTAL                              34,624,591.457        53.316%       100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative                        30,399,986.293        46.811%        87.799%
Against                               412,050.817          .634%         1.190%
Abstain                               728,568.347         1.122%         2.104%
Broker Non-votes                    3,083,986.000         4.749%         8.907%

TOTAL                              34,624,591.457        53.316%       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                        30,470,840.909        46.920%        88.003%
Against                               389,528.208          .600%         1.125%
Abstain                               680,236.340         1.047%         1.965%
Broker Non-votes                    3,083,986.000         4.749%         8.907%

TOTAL                              34,624,591.457        53.316%       100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                        30,514,593.929        46.987%        88.130%
Against                               353,436.188          .544%         1.021%
Abstain                               672,575.340         1.036%         1.942%
Broker Non-votes                    3,083,986.000         4.749%         8.907%

TOTAL                              34,624,591.457        53.316%       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                        30,481,868.442        46.937%        88.035%
Against                               383,824.675          .591%         1.109%
Abstain                               674,912.340         1.039%         1.949%
Broker Non-votes                    3,083,986.000         4.749%         8.907%

TOTAL                              34,624,591.457        53.316%       100.000%


--------------------------------------------------------------------------------
122        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                        30,427,770.271        46.854%        87.879%
Against                               382,089.011          .588%         1.104%
Abstain                               730,746.175         1.125%         2.110%
Broker Non-votes                    3,083,986.000         4.749%         8.907%

TOTAL                              34,624,591.457        53.316%       100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                        29,546,947.381        45.497%        85.335%
Against                               526,174.729          .810%         1.520%
Abstain                               687,167.347         1.059%         1.984%
Broker Non-votes                    3,864,302.000         5.950%        11.161%

TOTAL                              34,624,591.457        53.316%       100.000%

MID-CAP FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative                         1,114,654.053        57.355%        88.886%
Against                                20,055.637         1.032%         1.600%
Abstain                                 8,266.000          .426%          .658%
Broker Non-votes                      111,047.000         5.714%         8.855%

TOTAL                               1,254,022.690        64.527%       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative                         1,113,722.053        57.308%        88.812%
Against                                20,055.637         1.031%         1.599%
Abstain                                 9,198.000          .474%          .734%
Broker Non-votes                      111,047.000         5.714%         8.855%

TOTAL                               1,254,022.690        64.527%       100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative                         1,114,594.053        57.352%        88.881%
Against                                20,115.637         1.035%         1.605%
Abstain                                 8,266.000          .426%          .658%
Broker Non-votes                      111,047.000         5.714%         8.855%

TOTAL                               1,254,022.690        64.527%       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                         1,114,594.053        57.352%        88.881%
Against                                20,115.637         1.035%         1.605%
Abstain                                 8,266.000          .426%          .658%
Broker Non-votes                      111,047.000         5.714%         8.855%

TOTAL                               1,254,022.690        64.527%       100.000%


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        123

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                         1,114,654.053        57.355%        88.886%
Against                                20,055.637         1.032%         1.600%
Abstain                                 8,266.000          .426%          .658%
Broker Non-votes                      111,047.000         5.714%         8.855%

TOTAL                               1,254,022.690        64.527%       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                         1,114,594.053        57.352%        88.881%
Against                                20,115.637         1.035%         1.605%
Abstain                                 8,266.000          .426%          .658%
Broker Non-votes                      111,047.000         5.714%         8.855%

TOTAL                               1,254,022.690        64.527%       100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                         1,114,912.053        57.369%        88.907%
Against                                20,115.637         1.035%         1.604%
Abstain                                 7,948.000          .409%          .634%
Broker Non-votes                      111,047.000         5.714%         8.855%

TOTAL                               1,254,022.690        64.527%       100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                         1,122,521.053        57.760%        89.514%
Against                                20,055.637         1.032%         1.599%
Abstain                                   399.000          .021%          .032%
Broker Non-votes                      111,047.000         5.714%         8.855%

TOTAL                               1,254,022.690        64.527%       100.000%

REAL ESTATE FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                         1,976,736.000        77.775%        99.717%
Against                                   709.000          .028%          .036%
Abstain                                 4,893.000          .192%          .247%

TOTAL                               1,982,338.000        77.995%       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                         1,976,736.000        77.775%        99.717%
Against                                   709.000          .028%          .036%
Abstain                                 4,893.000          .192%          .247%

TOTAL                               1,982,338.000        77.995%       100.000%


--------------------------------------------------------------------------------
124        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                         1,976,736.000        77.775%        99.717%
Against                                   709.000          .028%          .036%
Abstain                                 4,893.000          .192%          .247%

TOTAL                               1,982,338.000        77.995%       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                         1,976,736.000        77.775%        99.717%
Against                                   709.000          .028%          .036%
Abstain                                 4,893.000          .192%          .247%

TOTAL                               1,982,338.000        77.995%       100.000%

CORE FIXED INCOME FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative                       199,132,504.373        51.832%        97.022%
Against                             1,619,179.792          .422%          .789%
Abstain                             2,795,331.964          .727%         1.362%
Broker Non-votes                    1,697,020.000          .442%          .827%

TOTAL                             205,244,036.129        53.423%       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative                       198,906,580.736        51.774%        96.912%
Against                             1,778,654.506          .462%          .867%
Abstain                             2,861,780.887          .745%         1.394%
Broker Non-votes                    1,697,020.000          .442%          .827%

TOTAL                             205,244,036.129        53.423%       100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative                       198,422,825.490        51.648%        96.677%
Against                             2,155,726.592          .561%         1.050%
Abstain                             2,968,464.047          .772%         1.447%
Broker Non-votes                    1,697,020.000          .442%          .827%

TOTAL                             205,244,036.129        53.423%       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                       198,383,744.483        51.637%        96.657%
Against                             2,229,279.261          .581%         1.087%
Abstain                             2,933,992.385          .763%         1.429%
Broker Non-votes                    1,697,020.000          .442%          .827%

TOTAL                             205,244,036.129        53.423%       100.000%


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        125

Shareholder Voting Results (Unaudited) (Concluded)

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                       198,993,940.923        51.796%        96.955%
Against                             1,740,313.265          .453%          .848%
Abstain                             2,812,761.941          .732%         1.370%
Broker Non-votes                    1,697,020.000          .442%          .827%

TOTAL                             205,244,036.129        53.423%       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                       198,499,099.053        51.667%        96.714%
Against                             2,187,412.029          .570%         1.065%
Abstain                             2,860,505.047          .744%         1.394%
Broker Non-votes                    1,697,020.000          .442%          .827%

TOTAL                             205,244,036.129        53.423%       100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                       198,670,884.393        51.712%        96.797%
Against                             2,012,133.573          .524%          .981%
Abstain                             2,863,998.163          .745%         1.395%
Broker Non-votes                    1,697,020.000          .442%          .827%

TOTAL                             205,244,036.129        53.423%       100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                       193,624,433.324        50.399%        94.339%
Against                             1,444,079.140          .376%          .703%
Abstain                             2,577,911.665          .671%         1.257%
Broker Non-votes                    7,597,612.000         1.978%         3.702%

TOTAL                             205,244,036.129        53.423%       100.000%

HIGH YIELD BOND FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative                        72,700,873.144        54.646%        93.519%
Against                             3,378,567.462         2.539%         4.346%
Abstain                               575,868.434          .433%          .741%
Broker Non-votes                    1,083,609.000          .814%         1.394%

TOTAL                              77,738,918.040        58.433%       100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative                        72,247,537.252        54.305%        92.936%
Against                             3,826,737.981         2.876%         4.923%
Abstain                               581,033.807          .437%          .747%
Broker Non-votes                    1,083,609.000          .814%         1.394%

TOTAL                              77,738,918.040        58.433%       100.000%


--------------------------------------------------------------------------------
126        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005

                                                         % OF
                                     NUMBER OF         OUTSTANDING   % OF SHARES
                                      SHARES             SHARES        PRESENT
                                  ---------------      -----------   -----------

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative                        72,165,390.304        54.243%        92.830%
Against                             3,909,134.318         2.939%         5.029%
Abstain                               580,784.418          .436%          .747%
Broker Non-votes                    1,083,609.000          .814%         1.394%

TOTAL                              77,738,918.040        58.433%       100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                        72,134,416.604        54.220%        92.791%
Against                             3,921,136.888         2.947%         5.044%
Abstain                               599,755.548          .451%          .771%
Broker Non-votes                    1,083,609.000          .814%         1.394%

TOTAL                              77,738,918.040        58.433%       100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                        72,243,567.823        54.302%        92.931%
Against                             3,830,110.799         2.879%         4.927%
Abstain                               581,630.418          .437%          .748%
Broker Non-votes                    1,083,609.000          .814%         1.394%

TOTAL                              77,738,918.040        58.433%       100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                        73,087,119.605        54.936%        94.016%
Against                             2,978,900.302         2.239%         3.832%
Abstain                               589,289.133          .443%          .758%
Broker Non-votes                    1,083,609.000          .814%         1.394%

TOTAL                              77,738,918.040        58.433%       100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                        72,234,441.600        54.295%        92.919%
Against                             3,840,235.887         2.887%         4.940%
Abstain                               580,631.553          .436%          .747%
Broker Non-votes                    1,083,609.000          .814%         1.394%

TOTAL                              77,738,918.040        58.433%       100.000%

4(p) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                        71,068,097.756        53.419%        91.419%
Against                             3,895,329.881         2.927%         5.011%
Abstain                               531,144.403          .400%          .683%
Broker Non-votes                    2,244,346.000         1.687%         2.887%

TOTAL                              77,738,918.040        58.433%       100.000%


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2005        127

Notes

Notes

Notes

Notes

Notes

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2005

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.
James M. Williams

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Phillip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

Nicole Alexander
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]

[SEI INVESTMENTS LOGO OMITTED]

SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)

SEI-F-092 (03/05)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             SEI Institutional Managed Trust


By (Signature and Title)*                /s/ Edward D. Loughlin
                                         ---------------------
                                         Edward D. Loughlin
                                         President & CEO

Date:  May 26, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Edward D. Loughlin
                                         ---------------------
                                         Edward D. Loughlin
                                         President & CEO


Date:  May 26, 2005


By (Signature and Title)*                /s/ Peter (Pedro) A. Rodriguez
                                         ------------------------------
                                         Peter (Pedro) A. Rodriguez
                                         Controller & CFO

Date:  May 26, 2005
* Print the name and title of each signing officer under his or her signature.